UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                    FORM N-CSR

                                    CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                                          MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-5443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Asset Management,
                                         Inc., 1111 East Warrenville Road,
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  March 31, 2005

DATE OF REPORTING PERIOD:  April 1, 2004 through March 31, 2005

                                     [GRAPHIC]

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                                                      CALAMOS(R) FAMILY OF FUNDS
--------------------------------------------------------------------------------

                                                    ANNUAL REPORT MARCH 31, 2005


                                                             Calamos Growth Fund

                                                          Calamos Blue Chip Fund

                                                              Calamos Value Fund

                                                  Calamos Growth and Income Fund

                                           Calamos Global Growth and Income Fund

                                                         Calamos High Yield Fund

                                                        Calamos Convertible Fund

                                                     Calamos Market Neutral Fund


                                                                [LOGO](R)
                                                         CALAMOS INVESTMENTS(TM)

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Table of Contents
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President's Letter ........................................................    1

Calamos Growth Fund .......................................................    2

Calamos Blue Chip Fund ....................................................    5

Calamos Value Fund ........................................................    8

Calamos Growth and Income Fund ............................................   11

Calamos Global Growth and Income Fund .....................................   14

Calamos High Yield Fund ...................................................   17

Calamos Convertible Fund ..................................................   20

Calamos Market Neutral Fund ...............................................   23

Expense Overview ..........................................................   26

Schedule of Investments ...................................................   28

Statements of Assets and Liabilities ......................................   56

Statements of Operations ..................................................   58

Statements of Changes In Net Assets .......................................   60

Notes to Financial Statements .............................................   64

Financial Highlights ......................................................   78

Report of Independent Registered Public

   Accounting Firm ........................................................   94

Tax Information ...........................................................   95

Trustees & Officers .......................................................   96

President's Letter

[PHOTO OMITTED]

CALAMOS INVESTMENT TRUST

The views expressed in this report reflect those of Calamos Advisors LLC through March 31, 2005. The manager's views are subject to change at any time based on market and other conditions. This report is submitted for general information for the shareholders of the funds.

Dear Calamos Family of Funds Shareholder:

As we close fiscal year 2005 (March 31, 2004 to March 31, 2005), I want to thank you for your confidence in the Calamos Family of Funds. We welcome the opportunity to be part of your long-term financial plan.

We entered fiscal year 2005 with geopolitical concerns and political uncertainty in the United States as the election campaigns unfolded. These factors combined with questions regarding whether the economic recovery was genuine, and as a result, the market remained hesitant for much of the year. Fourth quarter 2004 saw political resolution and improved investor sentiment, and much of the year's gains occurred during this time. The first quarter of 2005, however, saw investor's concerns about inflation and oil prices put a damper on the overall market. Such short-term market movements are typical, despite the long-term upward trend of the market.

During the past 12 months, we continued to maintain what we believe to be an appropriate balance between risk and reward for each one of our mutual fund's strategies. This dedication to balancing risk and reward is the cornerstone of our investment process; we believe this risk-managed approach has helped the Calamos Family of Funds perform well over the long term. All of the Calamos mutual funds with at least a five-year track record have delivered positive returns for the five-year period ended March 31, 2005.

While this report details the performance and financial highlights of eight of the Calamos Family of Funds, it does not include our newest fund, the Calamos International Growth Fund (Class A shares: CIGRX). That Fund invests primarily in overseas companies, seeks to provide long-term capital growth, and is managed by the same investment team and with the same approach as the Calamos Growth Fund. For a prospectus and other information about this Fund, please contact your financial advisor, visit us at www.calamos.com or contact us at 800-582-6959.

Remember that you can go online at www.calamos.com at any time to get the most recent information about your Calamos mutual fund investment. Price and performance data is updated each day, and we frequently provide our most recent market outlook and commentary. And, you can go online to sign up for e-delivery of materials such as this report. To sign up for e-delivery, click on the "Go Paperless" link on the home page.

We look forward to continuing to serve you and appreciate your trust in the Calamos Family of Funds.

Sincerely,

/S/ John P. Calamos, Sr.


JOHN P. CALAMOS, SR.
Chairman, Chief Executive Officer and Co-Chief Investment Officer


                                           President's Letter    ANNUAL REPORT 1

Calamos Growth Fund

PRIMARY OBJECTIVE: Long-term capital growth

--------------------------------------------------------------------------------
                             MORNINGSTAR RATING(TM)
                                    * * * * *
--------------------------------------------------------------------------------
                               overall out of 650
                              mid-cap growth funds

                                    A SHARES
                                      CVGRX

                                    INCEPTION
                                September 4, 1990

AS OF 03/31/2005, MORNINGSTAR RATED THE CALAMOS GROWTH FUND FIVE STARS FOR THREE YEARS, FOUR STARS FOR FIVE YEARS AND FIVE STARS FOR 10 YEARS OUT OF 650, 451 AND 162 MID-CAP GROWTH FUNDS, RESPECTIVELY.
--------------------------------------------------------------------------------

Calamos Growth Fund closed the fiscal year ended March 31, 2005, below its benchmarks and ahead of its peer group average. The Fund returned 5.08% (Class A shares, before sales charge), while the S&P 500 Index returned 6.69%, the Russell Midcap(R) Growth Index returned 8.31% and the Lipper Multi-Cap Growth Fund Average returned 3.00%.

As of March 31, 2005, the Growth Fund maintained its five-star overall Morningstar Rating(TM) among 650 mid-cap growth funds(1) and remained the No. 1 rated multi-cap growth fund for 10 years out of 71 funds according to Lipper(2).

Believing that underlying economic fundamentals were sound, the Fund emphasized the Information Technology, Consumer Discretionary and Health Care sectors throughout the year, all of which made a positive contribution to returns. In terms of market capitalization, the majority of the Fund's assets were in mid-cap names, although the flexibility to own larger-cap names benefited the Fund, as these stocks outperformed the broader market.

We believe the Fund is positioned to benefit from increased consumer and corporate spending. Additionally, the Fund continues to emphasize higher-quality mid-and larger-capitalization names with visible earnings, which we believe offer a favorable balance of risk and reward in the current market environment and can provide solid returns throughout the market cycle.

(1) Morningstar ratings are for Class A shares; the other classes may have different performance characteristics. For each U.S.-domiciled fund with at least a three year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

(2) Lipper ranked the Calamos Growth Fund No. 134 for one year and No. 5 for five years among 427 and 242 multi-cap growth funds, respectively, as of 03/31/2005. Lipper rankings are based on net total return performance and do not reflect the effect of sales charges; if they had, results may have been less favorable.


2 ANNUAL REPORT    Calamos Growth Fund

                                                             Calamos Growth Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN+
--------------------------------------------------------------------------------

                                                                                                                     10 YEARS OR
                                                   1  YEAR                3 YEARS              5 YEARS              ^SINCE INCEPTION
                                              load-adjusted          load-adjusted           load-adjusted             load-adjusted
                                       ---------------------------------------------------------------------------------------------
    CLASS A SHARES - Inception 9/4/90  5.08%      0.10%       9.96%      8.19%        3.00%      2.00%      22.37%        21.77%
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES - Inception 9/11/00  4.31      -0.68        9.14       8.30           NA         NA        2.81^         2.41^
------------------------------------------------------------------------------------------------------------------------------------
    CLASS C SHARES - Inception 9/3/96  4.31       3.31        9.14       9.14         2.54       2.54       19.93^        19.93^
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I SHARES - Inception 9/18/97  5.35         NA       10.23         NA         3.76         NA       17.53^           NA
------------------------------------------------------------------------------------------------------------------------------------
LIPPER MULTI-CAP GROWTH FUND AVERAGE*  3.00         NA        1.71         NA       -10.47         NA        9.35            NA
------------------------------------------------------------------------------------------------------------------------------------
     RUSSELL MIDCAP(R) GROWTH INDEX**  8.31         NA        6.19         NA        -7.30         NA        9.91            NA
------------------------------------------------------------------------------------------------------------------------------------
                     S&P 500 INDEX***  6.69         NA        2.75         NA        -3.16         NA       10.79            NA
------------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

+ Average annual total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge
      (CDSC).


Performance of the Growth Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.

* The Lipper Multi-Cap Growth Fund Average is the average of the funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

** The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies whose average market capitalization is approximately $4.2 billion, with higher price-to-book ratios and higher growth values.

*** The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MARKET CAPITALIZATION
--------------------------------------------------------------------------------
LESS THAN $1 BIL.                                                             1%
--------------------------------------------------------------------------------
$1-$12 BIL.                                                                  57%
--------------------------------------------------------------------------------
$12-$15 BIL.                                                                 17%
--------------------------------------------------------------------------------
OVER $25 BIL.                                                                25%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND SECTOR ALLOCATION
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

INFORMATION TECHNOLOGY                                                     32.9%

CONSUMER DISCRETIONARY                                                     27.4%

HEALTH CARE                                                                 9.6%

INDUSTRIALS                                                                 9.5%

ENERGY                                                                      7.8%

FINANCIALS                                                                  6.4%

TELECOMMUNICATION SERVICES                                                  3.2%

CONSUMER STAPLES                                                            2.9%

MATERIALS                                                                   0.3%

--------------------------------------------------------------------------------

Sector allocations are based on total investments (excluding security lending collateral) and may vary over time.


                                          Calamos Growth Fund    ANNUAL REPORT 3

Calamos Growth Fund

GROWTH OF $10,000
Based on a hypothetical
investment made in the Fund

A SHARES from 03/31/95 through 03/31/05***

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                              RUSSELL MIDCAP(R)
   DATE      CALAMOS GROWTH FUND - CLASS A   S&P 500 INDEX*    GROWTH INDEX**
----------   -----------------------------   --------------   -----------------
03/31/1995               9,525                   10,000            10,000
04/30/1995               9,866                   10,294            10,084
05/31/1995               9,993                   10,706            10,332
06/30/1995              10,524                   10,955            10,803
07/31/1995              11,290                   11,318            11,483
08/31/1995              11,480                   11,346            11,608
09/30/1995              12,002                   11,825            11,867
10/31/1995              11,459                   11,783            11,567
11/30/1995              11,608                   12,300            12,084
12/31/1995              11,833                   12,537            12,090
01/31/1996              11,506                   12,964            12,304
02/29/1996              12,316                   13,084            12,769
03/31/1996              12,880                   13,210            12,870
04/30/1996              14,591                   13,405            13,492
05/31/1996              15,638                   13,750            13,767
06/30/1996              14,848                   13,803            13,351
07/31/1996              13,498                   13,193            12,315
08/31/1996              14,510                   13,471            12,980
09/30/1996              15,399                   14,230            13,805
10/31/1996              15,424                   14,622            13,643
11/30/1996              15,893                   15,727            14,447
12/31/1996              16,319                   15,416            14,203
01/31/1997              16,706                   16,379            14,832
02/28/1997              15,878                   16,507            14,505
03/31/1997              15,338                   15,829            13,685
04/30/1997              15,815                   16,774            14,021
05/31/1997              17,291                   17,795            15,277
06/30/1997              18,493                   18,592            15,700
07/31/1997              20,369                   20,072            17,203
08/31/1997              21,038                   18,947            17,035
09/30/1997              22,576                   19,985            17,897
10/31/1997              21,578                   19,317            17,001
11/30/1997              20,314                   20,212            17,179
12/31/1997              20,271                   20,559            17,405
01/31/1998              20,483                   20,786            17,092
02/28/1998              22,533                   22,285            18,699
03/31/1998              23,628                   23,427            19,482
04/30/1998              23,510                   23,662            19,747
05/31/1998              22,379                   23,256            18,935
06/30/1998              24,064                   24,200            19,470
07/31/1998              22,980                   23,942            18,636
08/31/1998              18,104                   20,481            15,079
09/30/1998              19,659                   21,793            16,220
10/31/1998              20,448                   23,566            17,414
11/30/1998              22,615                   24,994            18,589
12/31/1998              25,807                   26,434            20,514
01/31/1999              28,292                   27,540            21,129
02/28/1999              26,149                   26,684            20,096
03/31/1999              27,692                   27,751            21,215
04/30/1999              27,680                   28,826            22,182
05/31/1999              27,138                   28,145            21,896
06/30/1999              30,825                   29,707            23,425
07/31/1999              29,765                   28,780            22,679
08/31/1999              30,719                   28,637            22,443
09/30/1999              30,931                   27,852            22,252
10/31/1999              33,110                   29,615            23,973
11/30/1999              37,315                   30,217            26,456
12/31/1999              45,858                   31,996            31,036
01/31/2000              45,036                   30,389            31,030
02/29/2000              63,721                   29,814            37,554
03/31/2000              61,859                   32,730            37,592
04/30/2000              62,386                   31,745            33,943
05/31/2000              55,759                   31,094            31,469
06/30/2000              65,365                   31,861            34,808
07/31/2000              57,865                   31,363            32,604
08/31/2000              68,280                   33,311            37,521
09/30/2000              67,099                   31,552            35,686
10/31/2000              62,887                   31,419            33,244
11/30/2000              54,082                   28,942            26,020
12/31/2000              58,051                   29,083            27,390
01/31/2001              57,249                   30,115            28,955
02/28/2001              54,870                   27,369            23,946
03/31/2001              53,079                   25,635            20,519
04/30/2001              56,933                   27,627            23,940
05/31/2001              56,833                   27,813            23,827
06/30/2001              56,389                   27,136            23,839
07/31/2001              54,641                   26,869            22,232
08/31/2001              52,290                   25,186            20,620
09/30/2001              47,776                   23,153            17,212
10/31/2001              49,711                   23,594            19,022
11/30/2001              51,989                   25,404            21,070
12/31/2001              53,594                   25,626            21,871
01/31/2002              53,881                   25,253            21,160
02/28/2002              52,276                   24,766            19,961
03/31/2002              53,938                   25,697            21,484
04/30/2002              54,583                   24,139            20,347
05/31/2002              53,838                   23,961            19,740
06/30/2002              51,545                   22,254            17,561
07/31/2002              47,332                   20,520            15,855
08/31/2002              47,776                   20,654            15,800
09/30/2002              45,885                   18,410            14,545
10/31/2002              46,702                   20,030            15,671
11/30/2002              48,120                   21,209            16,898
12/31/2002              45,082                   19,963            15,877
01/31/2003              44,481                   19,440            15,721
02/28/2003              44,051                   19,148            15,584
03/31/2003              45,398                   19,334            15,875
04/30/2003              48,034                   20,927            16,955
05/31/2003              51,832                   22,029            18,587
06/30/2003              52,735                   22,310            18,852
07/31/2003              55,787                   22,704            19,526
08/31/2003              58,696                   23,146            20,601
09/30/2003              58,323                   22,901            20,201
10/31/2003              63,568                   24,196            21,829
11/30/2003              64,442                   24,409            22,414
12/31/2003              64,170                   25,689            22,658
01/31/2004              66,620                   26,161            23,406
02/29/2004              67,237                   26,524            23,799
03/31/2004              68,240                   26,124            23,754
04/30/2004              64,414                   25,714            23,083
05/31/2004              67,695                   26,067            23,628
06/30/2004              70,318                   26,574            24,004
07/31/2004              64,328                   25,694            22,414
08/31/2004              63,153                   25,798            22,138
09/30/2004              67,609                   26,078            22,964
10/31/2004              68,756                   26,476            23,743
11/30/2004              74,081                   27,547            24,969
12/31/2004              76,136                   28,485            26,166
01/31/2005              73,075                   27,790            25,465
02/28/2005              74,037                   28,375            26,110
03/31/2005              71,709                   27,873            25,729

B SHARES from 09/11/00 through 03/31/05***

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                              RUSSELL MIDCAP(R)
   DATE      CALAMOS GROWTH FUND - CLASS B   S&P 500 INDEX*    GROWTH INDEX**
----------   -----------------------------   --------------   -----------------
09/11/2000              10,000                   10,000            10,000
09/30/2000              10,069                    9,471             9,511
10/31/2000               9,430                    9,432             8,860
11/30/2000               8,834                    8,688             6,935
12/31/2000               9,476                    8,731             7,300
01/31/2001               9,342                    9,041             7,717
02/28/2001               8,950                    8,216             6,382
03/31/2001               8,652                    7,695             5,468
04/30/2001               9,274                    8,293             6,380
05/31/2001               9,253                    8,349             6,350
06/30/2001               9,174                    8,146             6,353
07/31/2001               8,884                    8,066             5,926
08/31/2001               8,498                    7,561             5,496
09/30/2001               7,759                    6,950             4,587
10/31/2001               8,068                    7,082             5,070
11/30/2001               8,432                    7,626             5,615
12/31/2001               8,687                    7,693             5,829
01/31/2002               8,728                    7,580             5,639
02/28/2002               8,463                    7,434             5,320
03/31/2002               8,726                    7,714             5,726
04/30/2002               8,827                    7,246             5,422
05/31/2002               8,700                    7,193             5,261
06/30/2002               8,323                    6,681             4,680
07/31/2002               7,638                    6,160             4,226
08/31/2002               7,706                    6,200             4,211
09/30/2002               7,395                    5,526             3,876
10/31/2002               7,522                    6,013             4,177
11/30/2002               7,746                    6,367             4,503
12/31/2002               7,252                    5,992             4,232
01/31/2003               7,152                    5,836             4,190
02/28/2003               7,079                    5,748             4,154
03/31/2003               7,290                    5,804             4,231
04/30/2003               7,709                    6,282             4,519
05/31/2003               8,312                    6,613             4,954
06/30/2003               8,452                    6,697             5,024
07/31/2003               8,937                    6,815             5,204
08/31/2003               9,395                    6,949             5,491
09/30/2003               9,331                    6,875             5,384
10/31/2003              10,165                    7,264             5,818
11/30/2003              10,296                    7,327             5,973
12/31/2003              10,246                    7,712             6,039
01/31/2004              10,632                    7,854             6,238
02/29/2004              10,724                    7,963             6,343
03/31/2004              10,875                    7,842             6,331
04/30/2004              10,261                    7,719             6,152
05/31/2004              10,777                    7,825             6,297
06/30/2004              11,187                    7,977             6,397
07/31/2004              10,228                    7,713             5,973
08/31/2004              10,035                    7,745             5,900
09/30/2004              10,735                    7,828             6,120
10/31/2004              10,910                    7,948             6,328
11/30/2004              11,747                    8,269             6,654
12/31/2004              12,068                    8,551             6,974
01/31/2005              11,576                    8,343             6,787
02/28/2005              11,721                    8,518             6,959
03/31/2005              11,145                    8,367             6,857

C SHARES from 09/03/96 through 03/31/05***

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                              RUSSELL MIDCAP(R)
   DATE      CALAMOS GROWTH FUND - CLASS C   S&P 500 INDEX*    GROWTH INDEX**
----------   -----------------------------   --------------   -----------------
09/03/1996              10,000                   10,000            10,000
09/30/1996              10,607                   10,563            10,635
10/31/1996              10,618                   10,854            10,510
11/30/1996              10,936                   11,675            11,130
12/31/1996              11,223                   11,443            10,942
01/31/1997              11,490                   12,158            11,426
02/28/1997              10,913                   12,253            11,175
03/31/1997              10,535                   11,750            10,543
04/30/1997              10,864                   12,451            10,802
05/31/1997              11,869                   13,210            11,769
06/30/1997              12,684                   13,801            12,095
07/31/1997              13,972                   14,900            13,253
08/31/1997              14,420                   14,065            13,123
09/30/1997              15,473                   14,835            13,788
10/31/1997              14,779                   14,340            13,097
11/30/1997              13,908                   15,003            13,235
12/31/1997              13,871                   15,261            13,409
01/31/1998              14,017                   15,430            13,167
02/28/1998              15,409                   16,543            14,405
03/31/1998              16,149                   17,390            15,009
04/30/1998              16,059                   17,565            15,213
05/31/1998              15,287                   17,263            14,587
06/30/1998              16,426                   17,964            15,000
07/31/1998              15,677                   17,773            14,357
08/31/1998              12,350                   15,203            11,617
09/30/1998              13,399                   16,177            12,496
10/31/1998              13,944                   17,493            13,416
11/30/1998              15,417                   18,553            14,321
12/31/1998              17,589                   19,623            15,804
01/31/1999              19,273                   20,443            16,278
02/28/1999              17,809                   19,808            15,482
03/31/1999              18,858                   20,600            16,344
04/30/1999              18,834                   21,398            17,089
05/31/1999              18,459                   20,893            16,869
06/30/1999              20,957                   22,052            18,047
07/31/1999              20,233                   21,364            17,472
08/31/1999              20,867                   21,258            17,290
09/30/1999              20,998                   20,675            17,143
10/31/1999              22,470                   21,984            18,469
11/30/1999              25,309                   22,430            20,381
12/31/1999              31,096                   23,751            23,911
01/31/2000              30,492                   22,558            23,906
02/29/2000              43,171                   22,131            28,931
03/31/2000              41,900                   24,296            28,961
04/30/2000              42,238                   23,565            26,150
05/31/2000              37,724                   23,082            24,244
06/30/2000              44,210                   23,651            26,816
07/31/2000              39,119                   23,281            25,118
08/31/2000              46,138                   24,727            28,906
09/30/2000              45,312                   23,422            27,493
10/31/2000              42,442                   23,323            25,611
11/30/2000              37,003                   21,484            20,046
12/31/2000              39,687                   21,589            21,101
01/31/2001              39,125                   22,355            22,307
02/28/2001              37,467                   20,317            18,448
03/31/2001              36,234                   19,030            15,808
04/30/2001              38,839                   20,508            18,443
05/31/2001              38,750                   20,646            18,356
06/30/2001              38,414                   20,143            18,366
07/31/2001              37,211                   19,945            17,127
08/31/2001              35,582                   18,696            15,886
09/30/2001              32,494                   17,187            13,261
10/31/2001              33,786                   17,514            14,654
11/30/2001              35,316                   18,858            16,232
12/31/2001              36,382                   19,023            16,849
01/31/2002              36,549                   18,745            16,302
02/28/2002              35,444                   18,384            15,378
03/31/2002              36,540                   19,075            16,552
04/30/2002              36,964                   17,919            15,675
05/31/2002              36,431                   17,787            15,208
06/30/2002              34,852                   16,520            13,529
07/31/2002              31,991                   15,232            12,215
08/31/2002              32,267                   15,332            12,172
09/30/2002              30,964                   13,666            11,205
10/31/2002              31,497                   14,869            12,073
11/30/2002              32,435                   15,744            13,018
12/31/2002              30,372                   14,819            12,232
01/31/2003              29,948                   14,431            12,111
02/28/2003              29,642                   14,214            12,006
03/31/2003              30,530                   14,352            12,230
04/30/2003              32,277                   15,534            13,062
05/31/2003              34,813                   16,353            14,319
06/30/2003              35,395                   16,561            14,524
07/31/2003              37,418                   16,853            15,043
08/31/2003              39,342                   17,182            15,871
09/30/2003              39,075                   17,000            15,563
10/31/2003              42,559                   17,961            16,817
11/30/2003              43,121                   18,119            17,267
12/31/2003              42,904                   19,070            17,456
01/31/2004              44,522                   19,420            18,032
02/29/2004              44,907                   19,689            18,335
03/31/2004              45,539                   19,392            18,300
04/30/2004              42,963                   19,088            17,783
05/31/2004              45,124                   19,350            18,203
06/30/2004              46,841                   19,726            18,493
07/31/2004              42,825                   19,073            17,268
08/31/2004              42,026                   19,150            17,055
09/30/2004              44,957                   19,358            17,692
10/31/2004              45,687                   19,654            18,292
11/30/2004              49,196                   20,449            19,236
12/31/2004              50,532                   21,145            20,158
01/31/2005              48,473                   20,629            19,618
02/28/2005              49,077                   21,063            20,115
03/31/2005              47,503                   20,690            19,821

I SHARES from 09/18/97 through 03/31/05***

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                              RUSSELL MIDCAP(R)
   DATE      CALAMOS GROWTH FUND - CLASS I   S&P 500 INDEX*    GROWTH INDEX**
----------   -----------------------------   --------------   -----------------
09/18/1997              10,000
09/30/1997              10,144                   10,000            10,000
10/31/1997               9,696                    9,665             9,499
11/30/1997               9,132                   10,113             9,599
12/31/1997               9,117                   10,287             9,725
01/31/1998               9,218                   10,401             9,550
02/28/1998              10,138                   11,151            10,448
03/31/1998              10,640                   11,722            10,886
04/30/1998              10,587                   11,840            11,034
05/31/1998              10,085                   11,636            10,580
06/30/1998              10,847                   12,108            10,879
07/31/1998              10,360                   11,980            10,413
08/31/1998               8,165                   10,247             8,426
09/30/1998               8,869                   10,904             9,063
10/31/1998               9,239                   11,792             9,731
11/30/1998              10,222                   12,506            10,386
12/31/1998              11,672                   13,227            11,463
01/31/1999              12,803                   13,780            11,807
02/28/1999              11,835                   13,351            11,229
03/31/1999              12,539                   13,886            11,854
04/30/1999              12,539                   14,424            12,395
05/31/1999              12,296                   14,083            12,235
06/30/1999              13,972                   14,864            13,089
07/31/1999              13,501                   14,400            12,673
08/31/1999              13,940                   14,329            12,540
09/30/1999              14,035                   13,936            12,434
10/31/1999              15,024                   14,818            13,395
11/30/1999              16,928                   15,119            14,782
12/31/1999              20,806                   16,010            17,342
01/31/2000              20,409                   15,206            17,339
02/29/2000              28,911                   14,918            20,984
03/31/2000              28,070                   16,377            21,005
04/30/2000              28,324                   15,885            18,966
05/31/2000              25,322                   15,558            17,583
06/30/2000              29,695                   15,942            19,450
07/31/2000              26,296                   15,693            18,218
08/31/2000              31,042                   16,668            20,965
09/30/2000              30,512                   15,788            19,940
10/31/2000              28,600                   15,721            18,576
11/30/2000              25,184                   14,481            14,539
12/31/2000              27,038                   14,553            15,305
01/31/2001              26,675                   15,068            16,179
02/28/2001              25,566                   13,695            13,380
03/31/2001              24,738                   12,827            11,466
04/30/2001              26,541                   13,823            13,376
05/31/2001              26,503                   13,916            13,313
06/30/2001              26,299                   13,578            13,321
07/31/2001              25,490                   13,444            12,422
08/31/2001              24,394                   12,602            11,522
09/30/2001              22,298                   11,585             9,617
10/31/2001              23,203                   11,806            10,629
11/30/2001              24,273                   12,711            11,773
12/31/2001              25,025                   12,822            12,221
01/31/2002              25,165                   12,636            11,824
02/28/2002              24,420                   12,392            11,154
03/31/2002              25,203                   12,857            12,005
04/30/2002              25,509                   12,078            11,369
05/31/2002              25,165                   11,989            11,030
06/30/2002              24,101                   11,135             9,812
07/31/2002              22,139                   10,267             8,860
08/31/2002              22,349                   10,335             8,828
09/30/2002              21,463                    9,211             8,127
10/31/2002              21,852                   10,022             8,757
11/30/2002              22,521                   10,612             9,442
12/31/2002              21,107                    9,989             8,871
01/31/2003              20,833                    9,727             8,785
02/28/2003              20,629                    9,581             8,708
03/31/2003              21,266                    9,674             8,870
04/30/2003              22,502                   10,471             9,474
05/31/2003              24,292                   11,023            10,385
06/30/2003              24,719                   11,163            10,534
07/31/2003              26,152                   11,360            10,910
08/31/2003              27,522                   11,581            11,512
09/30/2003              27,357                   11,459            11,288
10/31/2003              29,822                   12,107            12,198
11/30/2003              30,236                   12,214            12,524
12/31/2003              30,115                   12,854            12,660
01/31/2004              31,275                   13,090            13,078
02/29/2004              31,568                   13,272            13,298
03/31/2004              32,046                   13,072            13,272
04/30/2004              30,255                   12,866            12,898
05/31/2004              31,803                   13,043            13,202
06/30/2004              33,039                   13,296            13,412
07/31/2004              30,236                   12,856            12,524
08/31/2004              29,688                   12,909            12,370
09/30/2004              31,784                   13,048            12,832
10/31/2004              32,332                   13,248            13,267
11/30/2004              34,846                   13,784            13,952
12/31/2004              35,823                   14,253            14,620
01/31/2005              34,386                   13,905            14,229
02/28/2005              34,846                   14,198            14,590
03/31/2005              33,760                   13,947            14,377

NOTES:

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.

Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.

* The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.

** The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies whose average market capitalization is approximately $4.2 billion, with higher price-to-book ratios and higher growth values.

***   Index start dates are 03/31/95, 08/31/00, 08/31/96 and 09/30/97 for
      Classes A, B, C and I, respectively.


4 ANNUAL REPORT    Calamos Growth Fund

Calamos Blue Chip Fund

PRIMARY OBJECTIVE: Long-term capital growth

--------------------------------------------------------------------------------
                                    A SHARES
                                      CBCAX

                                    INCEPTION
                                December 1, 2003
--------------------------------------------------------------------------------

Calamos Blue Chip Fund returned 6.33% (Class A shares, before sales charge) for the fiscal year ended March 31, 2005, closely tracking the 6.69% return of the S&P 500 Index. The Fund outperformed the Lipper Multi-Cap Core Fund Average, which returned 5.80%.

During the fiscal year, the Fund emphasized the Financials, Information Technology and Consumer Discretionary sectors, and gained as well from its holdings in the Energy, Industrial and Health Care sectors. Based on our belief that the first phase of the economy's expansion was over and the middle, steady growth phase was occurring, the Fund weighted larger-cap companies most prominently during the fiscal year, but also benefited from the ability to own mid-cap stocks.

We continue to believe that larger companies with more consistent earnings offer an attractive balance of risk and reward in the current market environment, as the market will continue to sort out firms with more genuine staying power from those whose fortunes are more dependent on immediate factors, such as commodity prices. In the Fund, we are finding opportunities among both growth and value names, as we continue to hold the stocks of firms that we believe will benefit from increases in corporate and consumer spending.


                                       Calamos Blue Chip Fund    ANNUAL REPORT 5

Calamos Blue Chip Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN+
--------------------------------------------------------------------------------
                                    1 YEAR                    SINCE INCEPTION
                                    load-adjusted                  load-adjusted
                                    --------------------------------------------
CLASS A SHARES - Inception 12/1/03   6.33%      1.30%       6.83%      2.99%
--------------------------------------------------------------------------------
CLASS B SHARES - Inception 12/1/03   5.56       0.56        6.10       3.14
--------------------------------------------------------------------------------
CLASS C SHARES - Inception 12/1/03   5.56       4.56        6.10       6.10
--------------------------------------------------------------------------------
CLASS I SHARES - Inception 12/1/03   6.64         NA        7.14         NA
--------------------------------------------------------------------------------
                    S&P 500 INDEX*   6.69         NA        9.56         NA
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

+ Average annual total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

Performance of the Blue Chip Fund reflects the effects of an expense reimbursement that improved results.

* The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MARKET CAPITALIZATION
--------------------------------------------------------------------------------
LESS THAN $1 BIL.                                                             0%
--------------------------------------------------------------------------------
$1-$12 BIL.                                                                  11%
--------------------------------------------------------------------------------
$12-$15 BIL.                                                                 23%
--------------------------------------------------------------------------------
OVER $25 BIL.                                                                66%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND SECTOR ALLOCATION
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

FINANCIALS                                                                 17.8%

CONSUMER DISCRETIONARY                                                     13.9%

INFORMATION TECHNOLOGY                                                     12.9%

INDUSTRIALS                                                                12.9%

HEALTH CARE                                                                12.2%

CONSUMER STAPLES                                                           11.4%

ENERGY                                                                     11.2%

MATERIALS                                                                   2.9%

TELECOMMUNICATION SERVICES                                                  2.4%

UTILITIES                                                                   2.4%

--------------------------------------------------------------------------------

Sector allocations are based on total investments (excluding security lending collateral) and may vary over time.


6 ANNUAL REPORT    Calamos Blue Chip Fund

                                                          Calamos Blue Chip Fund

GROWTH OF $10,000
Based on a hypothetical
investment made in the Fund

A SHARES from 12/01/03 through 03/31/05**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   DATE      CALAMOS BLUE CHIP FUND - CLASS A   S&P 500 INDEX*
----------   --------------------------------   --------------
12/01/2003               9,525                      10,000
12/31/2003               9,581                      10,524
01/31/2004               9,743                      10,718
02/29/2004               9,905                      10,867
03/31/2004               9,781                      10,703
04/30/2004               9,514                      10,535
05/31/2004               9,648                      10,679
06/30/2004               9,848                      10,887
07/31/2004               9,390                      10,527
08/31/2004               9,410                      10,569
09/30/2004               9,552                      10,684
10/31/2004               9,705                      10,847
11/30/2004              10,229                      11,286
12/31/2004              10,533                      11,670
01/31/2005              10,304                      11,385
02/28/2005              10,590                      11,625
03/31/2005              10,400                      11,419

B SHARES from 12/01/03 through 03/31/05**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   DATE      CALAMOS BLUE CHIP FUND - CLASS B   S&P 500 INDEX*
----------   --------------------------------   --------------
12/01/2003              10,000                      10,000
12/31/2003              10,060                      10,524
01/31/2004              10,220                      10,718
02/29/2004              10,380                      10,867
03/31/2004              10,250                      10,703
04/30/2004               9,960                      10,535
05/31/2004              10,090                      10,679
06/30/2004              10,300                      10,887
07/31/2004               9,810                      10,527
08/31/2004               9,820                      10,569
09/30/2004               9,970                      10,684
10/31/2004              10,120                      10,847
11/30/2004              10,660                      11,286
12/31/2004              10,970                      11,670
01/31/2005              10,720                      11,385
02/28/2005              11,020                      11,625
03/31/2005              10,420                      11,419

C SHARES from 12/01/03 through 03/31/05**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   DATE      CALAMOS BLUE CHIP FUND - CLASS C   S&P 500 INDEX*
----------   --------------------------------   --------------
12/01/2003              10,000                      10,000
12/31/2003              10,060                      10,524
01/31/2004              10,220                      10,718
02/29/2004              10,380                      10,867
03/31/2004              10,250                      10,703
04/30/2004               9,960                      10,535
05/31/2004              10,090                      10,679
06/30/2004              10,300                      10,887
07/31/2004               9,810                      10,527
08/31/2004               9,830                      10,569
09/30/2004               9,970                      10,684
10/31/2004              10,120                      10,847
11/30/2004              10,660                      11,286
12/31/2004              10,970                      11,670
01/31/2005              10,720                      11,385
02/28/2005              11,020                      11,625
03/31/2005              10,820                      11,419

I SHARES from 12/01/03 through 03/31/05**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   DATE      CALAMOS BLUE CHIP FUND - CLASS I   S&P 500 INDEX*
----------   --------------------------------   --------------
12/01/2003              10,000                      10,000
12/31/2003              10,070                      10,524
01/31/2004              10,240                      10,718
02/29/2004              10,410                      10,867
03/31/2004              10,280                      10,703
04/30/2004              10,000                      10,535
05/31/2004              10,140                      10,679
06/30/2004              10,360                      10,887
07/31/2004               9,880                      10,527
08/31/2004               9,900                      10,569
09/30/2004              10,050                      10,684
10/31/2004              10,210                      10,847
11/30/2004              10,770                      11,286
12/31/2004              11,093                      11,670
01/31/2005              10,852                      11,385
02/28/2005              11,163                      11,625
03/31/2005              10,962                      11,419

NOTES:

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.

Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.

* The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.

**    Index start dates are 11/30/03 for Classes A, B, C and I.


                                       Calamos Blue Chip Fund    ANNUAL REPORT 7

Calamos Value Fund

PRIMARY OBJECTIVE: Long-term capital growth

--------------------------------------------------------------------------------
                             MORNINGSTAR RATING(TM)
                                     * * * *
--------------------------------------------------------------------------------
                      overall among 1,201 large blend funds

                                    A SHARES
                                      CVAAX

                                    INCEPTION
                                 January 2, 2002

AS OF 03/31/2005, MORNINGSTAR RATED THE CALAMOS VALUE FUND FOUR STARS FOR THREE YEARS OUT OF 1,201 LARGE BLEND FUNDS.
--------------------------------------------------------------------------------

Calamos Value Fund returned 6.57% (Class A shares, before sales charge) for the fiscal year ended March 31, 2005. The Fund lagged the Russell 1000(R) Value Index, which returned 13.17%, and the Lipper Multi-Cap Value Fund Average, which returned 9.96%.

Now that it has a three year track record, the Fund received a Morningstar Rating(TM) of four stars overall among 1,201 large blend funds as of March 31, 2005(1). Additionally, Lipper ranked it No. 75 among 523 multi-cap core funds for three years(2) as of March 31, 2005.

The Fund benefited from holdings in the Utilities, Consumer Discretionary and Materials sectors during the fiscal year. Performance was held back by limited allocations to Energy and Materials which benefited from price spikes for basic commodities such as oil, metals and other products, in favor of sectors and industries more likely to advance in a rising market and an expanding economy.

The Fund has continued to emphasize fundamentally sound businesses that we believe have the potential to return to a more normal growth rate as the market again emphasizes sound balance sheets and growth prospects rather than short-term revenues. Additionally, the Fund favors economically-sensitive businesses rather than those whose prices tend to be driven by short-term factors, as demonstrated by its significant allocations to the Consumer Discretionary and Information Technology areas.

(1) Morningstar ratings are for Class A shares; the other classes may have different performance characteristics. For each U.S.-domiciled fund with at least a three year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

(2) Lipper ranked the Calamos Value Fund No. 331 for one year and No. 75 for three years among 727 and 523 multi-cap core funds, respectively as of 03/31/2005. Lipper rankings are based on net total return performance and do not reflect the effect of sales charges; if they had, results may have been less favorable.


8 ANNUAL REPORT    Calamos Value Fund

                                                              Calamos Value Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN+
--------------------------------------------------------------------------------

                                              1 YEAR                  3 YEARS             SINCE INCEPTION
                                               load-adjusted           load-adjusted           load-adjusted
                                       ---------------------------------------------------------------------
   CLASS A SHARES - Inception 1/2/02    6.57%      1.52%        6.69%      4.98%        5.81%      4.23%
------------------------------------------------------------------------------------------------------------
   CLASS B SHARES - Inception 1/2/02    5.87       0.87         5.92       5.02         5.05       4.21
------------------------------------------------------------------------------------------------------------
   CLASS C SHARES - Inception 1/2/02    5.78       4.78         5.86       5.86         5.02       5.02
------------------------------------------------------------------------------------------------------------
   CLASS I SHARES - Inception 3/1/02    6.88         NA         6.95         NA         7.00         NA
------------------------------------------------------------------------------------------------------------
LIPPER MULTI-CAP VALUE FUND AVERAGE*    9.96         NA         5.73         NA         6.28^        NA
------------------------------------------------------------------------------------------------------------
     RUSSELL 1000(R) VALUE INDEX***#   13.17         NA         7.16         NA         7.81^        NA
------------------------------------------------------------------------------------------------------------
    RUSSELL MIDCAP(R) VALUE INDEX**#   18.34         NA        12.96         NA        14.67^        NA
------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

+ Average annual total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

Performance of the Value Fund reflects the effects of an expense reimbursement that improved results for each period reported.

* The Lipper Multi-Cap Value Fund Average is the average performance of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and reflects reinvestment of capital gains distributions and income dividends.

** The Russell Midcap(R) Value Index measures the performance of the Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

*** The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

# The Board of Trustees approved a change to the Fund's benchmark on December 15, 2003, from the Russell Midcap(R) Value Index to the Russell 1000(R) Value Index. The change was made because management believes the Russell 1000(R) Value Index better reflects the Fund's orientation.

^     Since inception of Class A Shares.

--------------------------------------------------------------------------------
MARKET CAPITALIZATION
--------------------------------------------------------------------------------
LESS THAN $1 BIL.                                                             2%
--------------------------------------------------------------------------------
$1-$12 BIL.                                                                  28%
--------------------------------------------------------------------------------
$12-$15 BIL.                                                                 25%
--------------------------------------------------------------------------------
OVER $25 BIL.                                                                45%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND SECTOR ALLOCATION
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

CONSUMER DISCRETIONARY                                                     22.7%

INFORMATION TECHNOLOGY                                                     19.5%

FINANCIALS                                                                 15.9%

INDUSTRIALS                                                                11.9%

HEALTH CARE                                                                 9.5%

UTILITIES                                                                   6.0%

ENERGY                                                                      5.4%

CONSUMER STAPLES                                                            3.9%

MATERIALS                                                                   3.5%

TELECOMMUNICATION SERVICES                                                  1.7%

--------------------------------------------------------------------------------

Sector allocations are based on total investments (excluding security lending collateral) and may vary over time.


                                           Calamos Value Fund    ANNUAL REPORT 9

Calamos Value Fund

GROWTH OF $10,000
Based on a hypothetical
investment made in the Fund

A SHARES from 01/02/02 through 03/31/05**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   DATE      CALAMOS VALUE FUND - CLASS A   RUSSELL 1000(R) VALUE INDEX*
----------   ----------------------------   ----------------------------
01/02/2002               9,525                         10,000
01/31/2002               9,476                          9,923
02/28/2002               9,219                          9,939
03/31/2002               9,419                         10,409
04/30/2002               9,457                         10,052
05/31/2002               9,486                         10,103
06/30/2002               8,695                          9,522
07/31/2002               8,000                          8,637
08/31/2002               8,038                          8,702
09/30/2002               7,200                          7,735
10/31/2002               7,486                          8,308
11/30/2002               8,257                          8,831
12/31/2002               7,743                          8,448
01/31/2003               7,486                          8,243
02/28/2003               7,276                          8,023
03/31/2003               7,333                          8,037
04/30/2003               7,924                          8,744
05/31/2003               8,638                          9,309
06/30/2003               8,886                          9,425
07/31/2003               8,971                          9,565
08/31/2003               9,200                          9,714
09/30/2003               9,114                          9,620
10/31/2003               9,743                         10,208
11/30/2003              10,029                         10,347
12/31/2003              10,324                         10,985
01/31/2004              10,648                         11,178
02/29/2004              10,971                         11,417
03/31/2004              10,733                         11,317
04/30/2004              10,610                         11,041
05/31/2004              10,762                         11,153
06/30/2004              10,952                         11,417
07/31/2004              10,362                         11,256
08/31/2004              10,495                         11,416
09/30/2004              10,524                         11,593
10/31/2004              10,800                         11,786
11/30/2004              11,229                         12,382
12/31/2004              11,695                         12,796
01/31/2005              11,286                         12,569
02/28/2005              11,581                         12,986
03/31/2005              11,438                         12,808


B SHARES from 01/02/02 through 03/31/05**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   DATE      CALAMOS VALUE FUND - CLASS B   RUSSELL 1000(R) VALUE INDEX*
----------   ----------------------------   ----------------------------
01/02/2002              10,000                         10,000
01/31/2002               9,940                          9,923
02/28/2002               9,670                          9,939
03/31/2002               9,870                         10,409
04/30/2002               9,900                         10,052
05/31/2002               9,920                         10,103
06/30/2002               9,100                          9,522
07/31/2002               8,370                          8,637
08/31/2002               8,400                          8,702
09/30/2002               7,520                          7,735
10/31/2002               7,810                          8,308
11/30/2002               8,620                          8,831
12/31/2002               8,070                          8,448
01/31/2003               7,800                          8,243
02/28/2003               7,580                          8,023
03/31/2003               7,630                          8,037
04/30/2003               8,240                          8,744
05/31/2003               8,980                          9,309
06/30/2003               9,220                          9,425
07/31/2003               9,310                          9,565
08/31/2003               9,540                          9,714
09/30/2003               9,450                          9,620
10/31/2003              10,100                         10,208
11/30/2003              10,390                         10,347
12/31/2003              10,680                         10,985
01/31/2004              11,020                         11,178
02/29/2004              11,340                         11,417
03/31/2004              11,080                         11,317
04/30/2004              10,950                         11,041
05/31/2004              11,100                         11,153
06/30/2004              11,290                         11,417
07/31/2004              10,670                         11,256
08/31/2004              10,810                         11,416
09/30/2004              10,830                         11,593
10/31/2004              11,100                         11,786
11/30/2004              11,540                         12,382
12/31/2004              12,010                         12,796
01/31/2005              11,590                         12,569
02/28/2005              11,880                         12,986
03/31/2005              11,430                         12,808

C SHARES from 01/02/02 through 03/31/05**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   DATE      CALAMOS VALUE FUND - CLASS C   RUSSELL 1000(R) VALUE INDEX*
----------   ----------------------------   ----------------------------
01/02/2002              10,000                         10,000
01/31/2002               9,940                          9,923
02/28/2002               9,670                          9,939
03/31/2002               9,880                         10,409
04/30/2002               9,910                         10,052
05/31/2002               9,930                         10,103
06/30/2002               9,100                          9,522
07/31/2002               8,370                          8,637
08/31/2002               8,390                          8,702
09/30/2002               7,520                          7,735
10/31/2002               7,810                          8,308
11/30/2002               8,610                          8,831
12/31/2002               8,070                          8,448
01/31/2003               7,800                          8,243
02/28/2003               7,580                          8,023
03/31/2003               7,630                          8,037
04/30/2003               8,240                          8,744
05/31/2003               8,980                          9,309
06/30/2003               9,220                          9,425
07/31/2003               9,310                          9,565
08/31/2003               9,540                          9,714
09/30/2003               9,450                          9,620
10/31/2003              10,090                         10,208
11/30/2003              10,380                         10,347
12/31/2003              10,670                         10,985
01/31/2004              11,010                         11,178
02/29/2004              11,330                         11,417
03/31/2004              11,080                         11,317
04/30/2004              10,950                         11,041
05/31/2004              11,090                         11,153
06/30/2004              11,280                         11,417
07/31/2004              10,670                         11,256
08/31/2004              10,800                         11,416
09/30/2004              10,820                         11,593
10/31/2004              11,100                         11,786
11/30/2004              11,530                         12,382
12/31/2004              12,010                         12,796
01/31/2005              11,580                         12,569
02/28/2005              11,870                         12,986
03/31/2005              11,720                         12,808

I SHARES from 03/01/02 through 03/31/05**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

   DATE      CALAMOS VALUE FUND - CLASS I   RUSSELL 1000(R) VALUE INDEX*
----------   ----------------------------   ----------------------------
03/01/2002              10,000                          10000
03/31/2002              10,071                          10473
04/30/2002              10,112                          10114
05/31/2002              10,132                          10165
06/30/2002               9,298                           9580
07/31/2002               8,566                           8690
08/31/2002               8,596                           8755
09/30/2002               7,711                           7782
10/31/2002               8,016                           8359
11/30/2002               8,840                           8885
12/31/2002               8,291                           8500
01/31/2003               8,026                           8294
02/28/2003               7,803                           8072
03/31/2003               7,854                           8086
04/30/2003               8,494                           8798
05/31/2003               9,257                           9366
06/30/2003               9,522                           9483
07/31/2003               9,624                           9624
08/31/2003               9,868                           9774
09/30/2003               9,776                           9679
10/31/2003              10,458                          10271
11/30/2003              10,763                          10411
12/31/2003              11,078                          11052
01/31/2004              11,434                          11247
02/29/2004              11,780                          11487
03/31/2004              11,526                          11386
04/30/2004              11,404                          11109
05/31/2004              11,567                          11221
06/30/2004              11,770                          11487
07/31/2004              11,139                          11325
08/31/2004              11,282                          11486
09/30/2004              11,312                          11664
10/31/2004              11,617                          11858
11/30/2004              12,085                          12458
12/31/2004              12,584                          12875
01/31/2005              12,157                          12646
02/28/2005              12,472                          13066
03/31/2005              12,319                          12887

NOTES:

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.

Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.

* The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values.

**    Index start dates are 12/31/01, 12/31/01, 12/31/01 and 02/28/02 for
      Classes A, B, C and I, respectively.


10 ANNUAL REPORT    Calamos Value Fund

Calamos Growth and Income Fund

PRIMARY OBJECTIVE: High long-term total return through growth and current income

--------------------------------------------------------------------------------
                             MORNINGSTAR RATING(TM)
                                    * * * * *
--------------------------------------------------------------------------------
                       overall among 66 convertible funds

                                    A SHARES
                                      CVTRX

                                    INCEPTION
                               September 22, 1988

AS OF 03/31/2005, MORNINGSTAR RATED THE CALAMOS GROWTH AND INCOME FUND FOUR STARS FOR THREE YEARS, FOUR STARS FOR FIVE YEARS AND FIVE STARS FOR 10 YEARS OUT OF 66, 56 AND 29 CONVERTIBLE FUNDS RESPECTIVELY.
--------------------------------------------------------------------------------

For the fiscal year ended March 31, 2005, Calamos Growth and Income Fund returned 4.40% (Class A shares, before sales charge), trailing the S&P 500 Index, which returned 6.69%. The Fund outperformed the Value Line Convertible Index, which returned 1.95%, and the Lipper Multi-Cap Core Fund Average, which returned 5.80%.

As of March 31, 2005, the Fund received a Morningstar Rating(TM) of five stars overall out of 66 convertible funds(1). Lipper ranked it No. 7 among 123 multi-cap core funds for the 10 years(2) ended March 31, 2005.

Throughout the fiscal year, the Fund emphasized issues that stand to benefit from economic expansion in sectors such as Consumer Discretionary, Information Technology, Health Care and Financials based on the belief that corporate spending would grow and consumers would continue to buy, while the market tended to favor more cyclical names. Thus while the Fund's holdings in the Energy and Utilities sectors did make a positive contribution to returns for the period, the Fund maintained a long-term growth oriented posture which we believe was more attractive on a long-term risk/reward basis.

Opportunities among convertible securities, which the Fund uses extensively, picked up during the last three months of the fiscal year. We believe that the convertible market is currently undervalued, which we believe creates buying opportunities for investors able to look beyond the current environment of low volatility, which adversely affects convertible prices. Overall, the Fund continues to emphasize higher-quality companies that, in our opinion, have the potential for sustainable growth rates and offer a favorable balance between risk and reward.

(1) Morningstar ratings are for Class A shares; the other classes may have different performance characteristics. For each U.S.-domiciled fund with at least a three year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

(2) Lipper ranked the Calamos Growth and Income Fund No. 501 for one year and No. 55 for five years among 727 and 360 multi-cap core funds, respectively, as of 03/31/2005. Lipper rankings are based on net total return performance and do not reflect the effect of sales charges; if they had, results may have been less favorable.


                              Calamos Growth and Income Fund    ANNUAL REPORT 11

Calamos Growth and Income Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN+
--------------------------------------------------------------------------------

                                                                                                                  10 YEARS OR
                                       1 YEAR                      3 YEARS                 5 YEARS             ^SINCE INCEPTION
                                       load-adjusted                  load-adjusted          load-adjusted            load-adjusted
                                      --------------------------------------------------------------------------------------------
 CLASS A SHARES - Inception 9/22/88   4.40%     -0.55%       9.10%      7.35%        5.21%       4.19%       16.37%     15.81%
----------------------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES - Inception 9/11/00   3.62      -1.38        8.29       7.43           NA          NA         6.84^      6.49^
----------------------------------------------------------------------------------------------------------------------------------
  CLASS C SHARES - Inception 8/5/96   3.59       2.59        8.28       8.28         4.76        4.76        14.58^     14.58^
----------------------------------------------------------------------------------------------------------------------------------
 CLASS I SHARES - Inception 9/18/97   4.67         NA        9.36         NA         5.47          NA        13.39^        NA
----------------------------------------------------------------------------------------------------------------------------------
LIPPER MULTI-CAP CORE FUND AVERAGE*   5.80         NA        3.26         NA        -1.42          NA        10.04         NA
----------------------------------------------------------------------------------------------------------------------------------
                    S&P 500 INDEX**   6.69         NA        2.75         NA        -3.16          NA        10.79         NA
----------------------------------------------------------------------------------------------------------------------------------
    VALUE LINE CONVERTIBLE INDEX***   1.95         NA        7.94         NA         1.76          NA         8.04         NA
----------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

+ Average annual total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

Performance of the Growth and Income Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.

  * The Lipper Multi-Cap Core Fund Average is the average of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three- year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

 ** The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.

*** The Value Line Convertible Index is an equally-weighted index of the largest convertibles, representing 90% of the market.

--------------------------------------------------------------------------------
PORTFOLIO ASSET ALLOCATION
--------------------------------------------------------------------------------
CORPORATE                                                                     2%
--------------------------------------------------------------------------------
CONVERTIBLE                                                                  44%
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED                                                        10%
--------------------------------------------------------------------------------
COMMON STOCKS                                                                40%
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                                        4%
--------------------------------------------------------------------------------

Portfolio asset allocation is based on total investments less cash collateral for securities on loan.

--------------------------------------------------------------------------------
FUND SECTOR ALLOCATION
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

CONSUMER DISCRETIONARY                                                     20.5%

FINANCIALS                                                                 14.7%

INFORMATION TECHNOLOGY                                                     14.0%

HEALTH CARE                                                                13.2%

INDUSTRIALS                                                                12.1%

ENERGY                                                                     12.0%

MATERIALS                                                                   4.8%

UTILITIES                                                                   3.3%

CONSUMER STAPLES                                                            3.2%

TELECOMMUNICATION SERVICES                                                  2.2%

--------------------------------------------------------------------------------

Sector allocations are based on total investments (excluding security lending collateral) and may vary over time.


12 ANNUAL REPORT    Calamos Growth and Income Fund

                                                  Calamos Growth and Income Fund

GROWTH OF $10,000
Based on a hypothetical
investment made in the Fund

A SHARES from 03/31/95 through 03/31/05***

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                              VALUE LINE
                   CALAMOS GROWTH &                           CONVERTIBLE
   DATE            INCOME - CLASS A        S&P 500 INDEX*       INDEX**
----------         ----------------        --------------     -----------
03/31/1995                9,525                10,000            10,000
04/30/1995                9,767                10,246            10,294
05/31/1995               10,000                10,534            10,706
06/30/1995               10,337                10,950            10,955
07/31/1995               10,770                11,354            11,318
08/31/1995               10,816                11,565            11,346
09/30/1995               11,204                11,798            11,825
10/31/1995               11,173                11,595            11,783
11/30/1995               11,662                11,842            12,300
12/31/1995               11,887                11,961            12,537
01/31/1996               12,291                12,329            12,964
02/29/1996               12,436                12,517            13,084
03/31/1996               12,670                12,631            13,210
04/30/1996               12,881                12,872            13,405
05/31/1996               13,173                13,230            13,750
06/30/1996               13,127                13,077            13,803
07/31/1996               12,630                12,671            13,193
08/31/1996               13,012                13,102            13,471
09/30/1996               13,331                13,414            14,230
10/31/1996               13,617                13,535            14,622
11/30/1996               14,206                13,849            15,727
12/31/1996               14,173                13,915            15,416
01/31/1997               14,686                14,309            16,379
02/28/1997               14,512                14,288            16,507
03/31/1997               14,309                14,103            15,829
04/30/1997               14,779                14,160            16,774
05/31/1997               15,516                14,836            17,795
06/30/1997               16,062                15,237            18,592
07/31/1997               16,861                16,052            20,072
08/31/1997               16,678                16,206            18,947
09/30/1997               17,459                16,816            19,985
10/31/1997               16,771                16,461            19,317
11/30/1997               17,052                16,435            20,212
12/31/1997               17,480                16,428            20,559
01/31/1998               17,680                16,558            20,786
02/28/1998               18,861                17,139            22,285
03/31/1998               19,709                17,821            23,427
04/30/1998               19,762                17,994            23,662
05/31/1998               19,179                17,501            23,256
06/30/1998               20,008                17,256            24,200
07/31/1998               19,870                16,902            23,942
08/31/1998               17,722                14,837            20,481
09/30/1998               18,060                15,000            21,793
10/31/1998               18,392                15,381            23,566
11/30/1998               19,723                15,936            24,994
12/31/1998               20,560                15,557            26,434
01/31/1999               21,121                15,885            27,540
02/28/1999               20,331                15,596            26,684
03/31/1999               21,069                15,702            27,751
04/30/1999               22,041                16,619            28,826
05/31/1999               21,694                16,704            28,145
06/30/1999               23,157                17,031            29,707
07/31/1999               23,098                17,031            28,780
08/31/1999               23,390                16,859            28,637
09/30/1999               23,403                16,858            27,852
10/31/1999               24,706                17,114            29,615
11/30/1999               26,642                17,788            30,217
12/31/1999               31,444                18,587            31,996
01/31/2000               29,772                18,750            30,389
02/29/2000               34,196                19,512            29,814
03/31/2000               33,665                19,869            32,730
04/30/2000               32,177                18,019            31,745
05/31/2000               30,654                17,756            31,094
06/30/2000               32,772                18,786            31,861
07/31/2000               32,066                18,307            31,363
08/31/2000               35,334                19,132            33,311
09/30/2000               35,362                18,870            31,552
10/31/2000               34,062                17,810            31,419
11/30/2000               31,611                16,919            28,942
12/31/2000               33,600                16,672            29,083
01/31/2001               33,466                17,996            30,115
02/28/2001               32,219                17,546            27,369
03/31/2001               31,365                16,314            25,635
04/30/2001               32,781                17,424            27,627
05/31/2001               33,037                17,901            27,813
06/30/2001               32,660                17,677            27,136
07/31/2001               32,687                17,361            26,869
08/31/2001               32,321                17,201            25,186
09/30/2001               30,369                16,000            23,153
10/31/2001               31,133                16,245            23,594
11/30/2001               32,397                16,885            25,404
12/31/2001               32,801                17,098            25,626
01/31/2002               32,913                17,139            25,253
02/28/2002               32,426                16,644            24,766
03/31/2002               33,409                17,235            25,697
04/30/2002               33,618                17,036            24,139
05/31/2002               33,688                16,905            23,961
06/30/2002               32,525                16,004            22,254
07/31/2002               30,845                15,057            20,520
08/31/2002               31,139                15,230            20,654
09/30/2002               29,903                14,857            18,410
10/31/2002               30,522                15,184            20,030
11/30/2002               32,071                15,998            21,209
12/31/2002               31,455                16,241            19,963
01/31/2003               31,796                16,712            19,440
02/28/2003               31,611                16,718            19,148
03/31/2003               31,786                16,994            19,334
04/30/2003               33,311                17,835            20,927
05/31/2003               35,236                18,568            22,029
06/30/2003               35,519                18,819            22,310
07/31/2003               35,934                19,165            22,704
08/31/2003               36,621                19,037            23,146
09/30/2003               36,523                18,793            22,901
10/31/2003               38,502                19,273            24,196
11/30/2003               39,564                19,560            24,409
12/31/2003               40,128                20,174            25,689
01/31/2004               41,341                20,537            26,161
02/29/2004               41,674                20,685            26,524
03/31/2004               41,558                21,258            26,124
04/30/2004               39,720                20,986            25,714
05/31/2004               39,966                20,979            26,067
06/30/2004               40,848                21,231            26,574
07/31/2004               39,538                20,762            25,694
08/31/2004               39,291                20,617            25,798
09/30/2004               40,352                21,070            26,078
10/31/2004               40,527                21,287            26,476
11/30/2004               42,848                21,971            27,547
12/31/2004               44,007                22,537            28,485
01/31/2005               42,856                22,091            27,790
02/28/2005               43,889                22,237            28,375
03/31/2005               43,387                21,672            27,873

B SHARES from 09/11/00 through 03/31/05***

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                              VALUE LINE
                   CALAMOS GROWTH &                          CONVERTIBLE
   DATE            INCOME - CLASS B        S&P 500 INDEX*      INDEX**
----------         ----------------        --------------     -----------
09/11/2000               10,000                  10,000         10,000
09/30/2000               10,333                   9,472          9,863
10/31/2000                9,943                   9,432          9,309
11/30/2000               10,109                   8,688          8,843
12/31/2000               10,796                   8,731          8,714
01/31/2001               10,745                   9,041          9,406
02/28/2001               10,341                   8,216          9,171
03/31/2001               10,065                   7,696          8,527
04/30/2001               10,514                   8,294          9,107
05/31/2001               10,588                   8,349          9,356
06/30/2001               10,463                   8,146          9,240
07/31/2001               10,463                   8,066          9,074
08/31/2001               10,341                   7,561          8,991
09/30/2001                9,710                   6,951          8,363
10/31/2001                9,948                   7,083          8,491
11/30/2001               10,343                   7,626          8,826
12/31/2001               10,468                   7,693          8,937
01/31/2002               10,496                   7,581          8,958
02/28/2002               10,335                   7,435          8,699
03/31/2002               10,642                   7,714          9,008
04/30/2002               10,703                   7,247          8,905
05/31/2002               10,719                   7,193          8,836
06/30/2002               10,340                   6,681          8,365
07/31/2002                9,802                   6,160          7,870
08/31/2002                9,887                   6,201          7,960
09/30/2002                9,490                   5,527          7,765
10/31/2002                9,676                   6,013          7,936
11/30/2002               10,163                   6,367          8,362
12/31/2002                9,964                   5,993          8,489
01/31/2003               10,065                   5,836          8,735
02/28/2003                9,999                   5,748          8,738
03/31/2003               10,050                   5,804          8,882
04/30/2003               10,525                   6,282          9,322
05/31/2003               11,126                   6,613          9,705
06/30/2003               11,207                   6,698          9,836
07/31/2003               11,334                   6,816         10,017
08/31/2003               11,543                   6,949          9,950
09/30/2003               11,503                   6,875          9,823
10/31/2003               12,118                   7,264         10,073
11/30/2003               12,446                   7,328         10,223
12/31/2003               12,619                   7,712         10,544
01/31/2004               12,989                   7,854         10,734
02/29/2004               13,084                   7,963         10,812
03/31/2004               13,043                   7,843         11,111
04/30/2004               12,458                   7,719         10,969
05/31/2004               12,524                   7,825         10,965
06/30/2004               12,793                   7,978         11,097
07/31/2004               12,375                   7,714         10,852
08/31/2004               12,293                   7,745         10,776
09/30/2004               12,616                   7,829         11,013
10/31/2004               12,666                   7,948         11,126
11/30/2004               13,377                   8,270         11,484
12/31/2004               13,732                   8,551         11,780
01/31/2005               13,365                   8,343         11,547
02/28/2005               13,677                   8,518         11,623
03/31/2005               13,315                   8,368         11,328

C SHARES from 08/05/96 through 03/31/05***

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                              VALUE LINE
                   CALAMOS GROWTH &                           CONVERTIBLE
   DATE            INCOME - CLASS C        S&P 500 INDEX*       INDEX**
----------         ----------------        --------------     -----------
08/05/1996               10,000                  10,000         10,000
08/31/1996               10,103                  10,211         10,340
09/30/1996               10,345                  10,786         10,586
10/31/1996               10,566                  11,083         10,681
11/30/1996               11,017                  11,921         10,929
12/31/1996               10,984                  11,685         10,982
01/31/1997               11,375                  12,415         11,292
02/28/1997               11,233                  12,512         11,275
03/31/1997               11,075                  11,998         11,130
04/30/1997               11,426                  12,714         11,175
05/31/1997               11,998                  13,488         11,709
06/30/1997               12,429                  14,093         12,025
07/31/1997               13,042                  15,214         12,668
08/31/1997               12,892                  14,362         12,790
09/30/1997               13,490                  15,148         13,271
10/31/1997               12,949                  14,642         12,991
11/30/1997               13,167                  15,320         12,970
12/31/1997               13,499                  15,583         12,965
01/31/1998               13,646                  15,755         13,067
02/28/1998               14,546                  16,892         13,526
03/31/1998               15,204                  17,757         14,064
04/30/1998               15,237                  17,935         14,200
05/31/1998               14,785                  17,627         13,811
06/30/1998               15,411                  18,343         13,618
07/31/1998               15,296                  18,148         13,339
08/31/1998               13,638                  15,524         11,709
09/30/1998               13,909                  16,519         11,838
10/31/1998               14,158                  17,862         12,138
11/30/1998               15,172                  18,945         12,577
12/31/1998               15,813                  20,037         12,277
01/31/1999               16,239                  20,874         12,536
02/28/1999               15,618                  20,226         12,308
03/31/1999               16,186                  21,035         12,392
04/30/1999               16,921                  21,849         13,115
05/31/1999               16,643                  21,333         13,182
06/30/1999               17,763                  22,517         13,441
07/31/1999               17,708                  21,814         13,441
08/31/1999               17,925                  21,706         13,305
09/30/1999               17,926                  21,111         13,304
10/31/1999               18,915                  22,447         13,506
11/30/1999               20,384                  22,904         14,038
12/31/1999               24,051                  24,252         14,668
01/31/2000               22,758                  23,034         14,797
02/29/2000               26,141                  22,598         15,398
03/31/2000               25,721                  24,809         15,680
04/30/2000               24,572                  24,062         14,220
05/31/2000               23,396                  23,569         14,013
06/30/2000               24,998                  24,150         14,825
07/31/2000               24,444                  23,772         14,447
08/31/2000               26,928                  25,249         15,099
09/30/2000               26,953                  23,916         14,892
10/31/2000               25,934                  23,815         14,055
11/30/2000               24,397                  21,937         13,352
12/31/2000               25,931                  22,044         13,157
01/31/2001               25,808                  22,827         14,202
02/28/2001               24,843                  20,745         13,847
03/31/2001               24,182                  19,431         12,875
04/30/2001               25,264                  20,941         13,750
05/31/2001               25,439                  21,081         14,127
06/30/2001               25,135                  20,568         13,951
07/31/2001               25,135                  20,366         13,701
08/31/2001               24,845                  19,091         13,575
09/30/2001               23,332                  17,549         12,627
10/31/2001               23,902                  17,884         12,820
11/30/2001               24,843                  19,256         13,326
12/31/2001               25,151                  19,424         13,494
01/31/2002               25,214                  19,141         13,526
02/28/2002               24,834                  18,772         13,135
03/31/2002               25,572                  19,478         13,601
04/30/2002               25,720                  18,297         13,445
05/31/2002               25,752                  18,162         13,341
06/30/2002               24,847                  16,868         12,630
07/31/2002               23,552                  15,554         11,883
08/31/2002               23,754                  15,655         12,019
09/30/2002               22,801                  13,954         11,725
10/31/2002               23,259                  15,182         11,983
11/30/2002               24,420                  16,076         12,625
12/31/2002               23,947                  15,131         12,817
01/31/2003               24,180                  14,735         13,189
02/28/2003               24,029                  14,514         13,194
03/31/2003               24,147                  14,655         13,411
04/30/2003               25,286                  15,862         14,075
05/31/2003               26,737                  16,698         14,654
06/30/2003               26,935                  16,911         14,852
07/31/2003               27,236                  17,209         15,125
08/31/2003               27,732                  17,544         15,024
09/30/2003               27,634                  17,358         14,831
10/31/2003               29,122                  18,340         15,210
11/30/2003               29,899                  18,502         15,436
12/31/2003               30,320                  19,472         15,921
01/31/2004               31,209                  19,829         16,207
02/29/2004               31,437                  20,105         16,324
03/31/2004               31,336                  19,802         16,776
04/30/2004               29,927                  19,491         16,562
05/31/2004               30,089                  19,758         16,557
06/30/2004               30,740                  20,142         16,755
07/31/2004               29,728                  19,476         16,385
08/31/2004               29,532                  19,554         16,270
09/30/2004               30,303                  19,766         16,628
10/31/2004               30,423                  20,068         16,799
11/30/2004               32,134                  20,880         17,339
12/31/2004               32,990                  21,591         17,786
01/31/2005               32,110                  21,064         17,434
02/28/2005               32,858                  21,508         17,549
03/31/2005               32,462                  21,127         17,103

I SHARES from 09/18/97 through 03/31/05***

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                             VALUE LINE
                   CALAMOS GROWTH &                          CONVERTIBLE
   DATE            INCOME - CLASS I        S&P 500 INDEX*      INDEX**
----------         ----------------        --------------    -----------
09/18/1997               10,000
09/30/1997               10,101                  10,000         10,000
10/31/1997                9,708                   9,666          9,789
11/30/1997                9,877                  10,113          9,773
12/31/1997               10,128                  10,287          9,769
01/31/1998               10,244                  10,401          9,847
02/28/1998               10,934                  11,151         10,192
03/31/1998               11,440                  11,722         10,598
04/30/1998               11,470                  11,840         10,701
05/31/1998               11,139                  11,637         10,407
06/30/1998               11,625                  12,109         10,262
07/31/1998               11,545                  11,980         10,051
08/31/1998               10,306                  10,248          8,823
09/30/1998               10,514                  10,905          8,920
10/31/1998               10,713                  11,792          9,147
11/30/1998               11,486                  12,506          9,477
12/31/1998               11,986                  13,227          9,251
01/31/1999               12,318                  13,780          9,447
02/28/1999               11,859                  13,352          9,275
03/31/1999               12,298                  13,886          9,338
04/30/1999               12,863                  14,424          9,883
05/31/1999               12,668                  14,083          9,933
06/30/1999               13,528                  14,865         10,128
07/31/1999               13,501                  14,401         10,128
08/31/1999               13,677                  14,329         10,026
09/30/1999               13,685                  13,937         10,025
10/31/1999               14,458                  14,819         10,177
11/30/1999               15,593                  15,120         10,578
12/31/1999               18,412                  16,010         11,053
01/31/2000               17,437                  15,206         11,150
02/29/2000               20,043                  14,918         11,603
03/31/2000               19,740                  16,377         11,816
04/30/2000               18,872                  15,885         10,715
05/31/2000               17,984                  15,559         10,559
06/30/2000               19,239                  15,942         11,171
07/31/2000               18,834                  15,693         10,887
08/31/2000               20,755                  16,668         11,378
09/30/2000               20,773                  15,788         11,222
10/31/2000               20,013                  15,721         10,591
11/30/2000               18,574                  14,482         10,061
12/31/2000               19,743                  14,553          9,915
01/31/2001               19,671                  15,069         10,702
02/28/2001               18,943                  13,695         10,434
03/31/2001               18,443                  12,827          9,702
04/30/2001               19,281                  13,824         10,361
05/31/2001               19,435                  13,917         10,645
06/30/2001               19,219                  13,578         10,512
07/31/2001               19,235                  13,444         10,324
08/31/2001               19,033                  12,603         10,229
09/30/2001               17,885                  11,585          9,515
10/31/2001               18,335                  11,806          9,661
11/30/2001               19,076                  12,712         10,041
12/31/2001               19,321                  12,823         10,168
01/31/2002               19,387                  12,636         10,192
02/28/2002               19,104                  12,392          9,898
03/31/2002               19,691                  12,858         10,249
04/30/2002               19,817                  12,079         10,131
05/31/2002               19,859                  11,990         10,053
06/30/2002               19,179                  11,136          9,517
07/31/2002               18,188                  10,268          8,954
08/31/2002               18,365                  10,335          9,057
09/30/2002               17,641                   9,212          8,835
10/31/2002               18,013                  10,023          9,029
11/30/2002               18,926                  10,612          9,513
12/31/2002               18,575                   9,989          9,658
01/31/2003               18,789                   9,727          9,938
02/28/2003               18,670                   9,581          9,942
03/31/2003               18,776                   9,674         10,106
04/30/2003               19,676                  10,471         10,606
05/31/2003               20,824                  11,023         11,042
06/30/2003               20,988                  11,164         11,191
07/31/2003               21,246                  11,360         11,397
08/31/2003               21,659                  11,582         11,321
09/30/2003               21,594                  11,459         11,176
10/31/2003               22,777                  12,107         11,461
11/30/2003               23,408                  12,214         11,632
12/31/2003               23,751                  12,854         11,997
01/31/2004               24,474                  13,090         12,213
02/29/2004               24,665                  13,272         12,301
03/31/2004               24,607                  13,072         12,642
04/30/2004               23,526                  12,867         12,480
05/31/2004               23,674                  13,043         12,476
06/30/2004               24,203                  13,297         12,626
07/31/2004               23,430                  12,857         12,347
08/31/2004               23,299                  12,909         12,260
09/30/2004               23,927                  13,049         12,530
10/31/2004               24,041                  13,248         12,659
11/30/2004               25,415                  13,784         13,065
12/31/2004               26,114                  14,253         13,403
01/31/2005               25,437                  13,906         13,137
02/28/2005               26,052                  14,198         13,224
03/31/2005               25,758                  13,947         12,888

NOTES:

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.

Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.

* The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.

** The Value Line Convertible Index is an equally-weighted index of the largest convertibles, representing 90% of the market. Source: Frank Russell Company.

***   Index start dates are 03/31/95, 08/31/00, 07/31/96 and 09/30/97 for
      Classes A, B, C and I, respectively.


                              Calamos Growth and Income Fund    ANNUAL REPORT 13

Calamos Global Growth and Income Fund

PRIMARY OBJECTIVE: High long-term total return through capital appreciation and current income.

--------------------------------------------------------------------------------
                             MORNINGSTAR RATING(TM)
                                      * * *
--------------------------------------------------------------------------------
                       overall among 280 world stock funds

                                    A SHARES
                                      CVLOX

                                    INCEPTION
                                September 9, 1996

AS OF 03/31/2005, MORNINGSTAR RATED THE CALAMOS GLOBAL GROWTH AND INCOME FUND THREE STARS FOR THREE YEARS AND FOUR STARS FOR FIVE YEARS OUT OF 280 AND 212 WORLD STOCK FUNDS RESPECTIVELY.
--------------------------------------------------------------------------------

Calamos Global Growth and Income Fund returned 2.90% (Class A shares, before sales charge) for the fiscal year ended March 31, 2005, underperforming the Morgan Stanley Capital International (MSCI) World Index, which returned 11.07%, and the Lipper Global Multi-Cap Core Fund Average, which returned 9.19%.

The Fund received a Morningstar Rating(TM) of three stars overall among 280 world stock funds(1) and Lipper ranked it the No. 8 global multi-cap core fund for five years out of 37 funds(2) for the period ended March 31, 2005.

Currency factors--in particular, generally hedging holdings back to the U.S. dollar--limited the Fund's gains for the year as the dollar declined relative to other major currencies. During the fiscal year, the Fund emphasized the Consumer Discretionary and Information Technology sectors and other economically sensitive issues, believing that these industries stood to benefit as the global economy picked up steam. The Fund also focused on risk control by maintaining a balance of stocks and convertible bonds, and such defensiveness limited returns, particularly relative to pure equity benchmarks.

In our opinion, global markets offer attractive opportunities, particularly among growth companies located outside of the United States, as these countries tend to be at an earlier phase of their respective economic cycles and many are currently trading at attractive valuations. As the global economic recovery continues to show promise, we are moderately reducing the Fund's allocation to U.S. securities and increasing our allocation to European and Asian names.

(1) Morningstar ratings are for Class A shares; the other classes may have different performance characteristics. For each U.S.-domiciled fund with at least a three year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

(2) Lipper ranked the Calamos Global Growth and Income Fund No. 52 for one year among 57 global multi-cap core funds as of 03/31/2005. Lipper rankings are based on net total return performance and do not reflect the effect of sales charges; if they had, results may have been less favorable.


14 ANNUAL REPORT    Calamos Global Growth and Income Fund

                                           Calamos Global Growth and Income Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN+
--------------------------------------------------------------------------------

                                                   1 YEAR               3 YEARS                5 YEARS            SINCE INCEPTION
                                                   load-adjusted         load-adjusted          load-adjusted          load-adjusted
                                            ----------------------------------------------------------------------------------------
         CLASS A SHARES - Inception 9/9/96   2.90%    -1.98%      6.46%      4.77%       1.47%      0.49%      10.07%      9.44%
------------------------------------------------------------------------------------------------------------------------------------
        CLASS B SHARES - Inception 9/11/00   2.06     -2.94       5.59       4.69          NA         NA        2.54       2.15
------------------------------------------------------------------------------------------------------------------------------------
        CLASS C SHARES - Inception 9/24/96   2.17      1.17       5.63       5.63        1.03       1.03        9.61       9.61
------------------------------------------------------------------------------------------------------------------------------------
        CLASS I SHARES - Inception 9/18/97   3.15        NA       6.75         NA        1.77         NA        8.28         NA
------------------------------------------------------------------------------------------------------------------------------------
LIPPER GLOBAL MULTI-CAP CORE FUND AVERAGE*   9.19        NA       6.82         NA       -1.83         NA        6.34^        NA
------------------------------------------------------------------------------------------------------------------------------------
                        MSCI WORLD INDEX**  11.07        NA       6.86         NA       -2.46         NA        6.85^        NA
------------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

+ Average annual total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

Performance of the Global Growth and Income Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.

* The Lipper Global Multi-Cap Core Fund Average is the average performance of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time, 25% to 75% of their assets investing in companies both inside and outside the U.S. with, on a three-year weighted basis, greater than the 500 largest company in the S&P/Citigroup World Broad Market Index. Multi-cap core funds typically have an average price-to-cash-flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup BMI.

** The MSCI World Index (U.S. Dollar) is a market-capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe and the Asia/Pacific region. Index data shown is from 8/31/96, since comparative index data is available only for full monthly periods.

^     Since inception of Class A Shares.

--------------------------------------------------------------------------------
COUNTRY ALLOCATION
--------------------------------------------------------------------------------
UNITED STATES                                                                27%
--------------------------------------------------------------------------------
JAPAN                                                                        15%
--------------------------------------------------------------------------------
SWITZERLAND                                                                   8%
--------------------------------------------------------------------------------
UNITED KINGDOM                                                                7%
--------------------------------------------------------------------------------
GERMANY                                                                       6%
--------------------------------------------------------------------------------
TAIWAN                                                                        5%
--------------------------------------------------------------------------------
AUSTRIA                                                                       5%
--------------------------------------------------------------------------------
FINLAND                                                                       3%
--------------------------------------------------------------------------------
AUSTRALIA                                                                     3%
--------------------------------------------------------------------------------
OTHER COMBINED                                                               21%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND SECTOR ALLOCATION
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

CONSUMER DISCRETIONARY                                                     23.7%

INFORMATION TECHNOLOGY                                                     19.3%

INDUSTRIALS                                                                14.5%

FINANCIALS                                                                 11.4%

ENERGY                                                                      9.8%

HEALTH CARE                                                                 9.3%

MATERIALS                                                                   7.1%

CONSUMER STAPLES                                                            2.7%

UTILITIES                                                                   1.7%

TELECOMMUNICATION SERVICES                                                  0.5%

--------------------------------------------------------------------------------

Sector allocations are based on total investments (excluding security lending collateral) and may vary over time.


                       Calamos Global Growth and Income Fund    ANNUAL REPORT 15

CALAMOS GLOBAL GROWTH AND INCOME FUND

GROWTH OF $10,000
Based on a hypothetical
investment made in the Fund

A SHARES from 09/09/96 through 03/31/05**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                    CALAMOS GLOBAL
                    GROWTH & INCOME
  DATE                  CLASS A              MSCI WORLD INDEX*
----------          ---------------          -----------------
09/09/1996               9,525                   10,000
09/30/1996               9,600                   10,393
10/31/1996               9,619                   10,468
11/30/1996              10,152                   11,056
12/31/1996              10,040                   10,881
01/31/1997              10,384                   11,014
02/28/1997              10,365                   11,143
03/31/1997              10,288                   10,924
04/30/1997              10,613                   11,283
05/31/1997              11,052                   11,982
06/30/1997              11,629                   12,581
07/31/1997              12,413                   13,162
08/31/1997              11,746                   12,284
09/30/1997              12,276                   12,953
10/31/1997              11,511                   12,273
11/30/1997              11,609                   12,493
12/31/1997              11,882                   12,647
01/31/1998              11,962                   13,001
02/28/1998              12,464                   13,883
03/31/1998              13,408                   14,471
04/30/1998              13,388                   14,615
05/31/1998              13,510                   14,434
06/30/1998              13,881                   14,778
07/31/1998              13,881                   14,757
08/31/1998              12,169                   12,791
09/30/1998              12,228                   13,019
10/31/1998              12,645                   14,199
11/30/1998              13,271                   15,045
12/31/1998              13,556                   15,783
01/31/1999              13,812                   16,130
02/28/1999              13,684                   15,703
03/31/1999              14,089                   16,360
04/30/1999              14,665                   17,007
05/31/1999              14,452                   16,388
06/30/1999              15,049                   17,154
07/31/1999              15,134                   17,105
08/31/1999              15,284                   17,077
09/30/1999              15,091                   16,914
10/31/1999              15,692                   17,795
11/30/1999              17,128                   18,298
12/31/1999              19,958                   19,782
01/31/2000              18,892                   18,651
02/29/2000              20,219                   18,704
03/31/2000              20,110                   19,999
04/30/2000              19,588                   19,156
05/31/2000              18,826                   18,673
06/30/2000              19,954                   19,304
07/31/2000              19,451                   18,763
08/31/2000              20,543                   19,376
09/30/2000              19,943                   18,348
10/31/2000              19,264                   18,043
11/30/2000              18,050                   16,950
12/31/2000              18,788                   17,226
01/31/2001              18,788                   17,561
02/28/2001              18,216                   16,079
03/31/2001              17,838                   15,026
04/30/2001              18,390                   16,140
05/31/2001              18,289                   15,940
06/30/2001              17,969                   15,443
07/31/2001              17,818                   15,239
08/31/2001              17,516                   14,511
09/30/2001              16,717                   13,234
10/31/2001              16,819                   13,489
11/30/2001              17,245                   14,289
12/31/2001              17,473                   14,380
01/31/2002              17,601                   13,946
02/28/2002              17,473                   13,828
03/31/2002              17,931                   14,470
04/30/2002              18,191                   13,957
05/31/2002              18,087                   13,989
06/30/2002              17,339                   13,143
07/31/2002              16,530                   12,037
08/31/2002              16,660                   12,062
09/30/2002              15,929                   10,738
10/31/2002              16,243                   11,533
11/30/2002              16,895                   12,157
12/31/2002              16,530                   11,570
01/31/2003              16,504                   11,221
02/28/2003              16,347                   11,029
03/31/2003              16,373                   10,998
04/30/2003              17,261                   11,981
05/31/2003              17,966                   12,671
06/30/2003              18,280                   12,895
07/31/2003              18,542                   13,159
08/31/2003              18,960                   13,447
09/30/2003              18,673                   13,532
10/31/2003              19,640                   14,338
11/30/2003              19,876                   14,560
12/31/2003              20,268                   15,477
01/31/2004              20,843                   15,728
02/29/2004              21,235                   15,997
03/31/2004              21,026                   15,897
04/30/2004              20,582                   15,581
05/31/2004              20,739                   15,733
06/30/2004              21,026                   16,063
07/31/2004              20,608                   15,543
08/31/2004              20,477                   15,618
09/30/2004              20,817                   15,918
10/31/2004              20,843                   16,311
11/30/2004              21,506                   17,175
12/31/2004              22,029                   17,836
01/31/2005              21,610                   17,438
02/28/2005              22,160                   17,998
03/31/2005              21,636                   17,658

B SHARES from 09/11/00 through 03/31/05**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                    CALAMOS GLOBAL
                    GROWTH & INCOME
   DATE                 CLASS B             MSCI WORLD INDEX*
----------          ---------------         -----------------
09/11/2000              10,000                   10,000
09/30/2000               9,945                    9,469
10/31/2000               9,604                    9,312
11/30/2000               9,631                    8,748
12/31/2000              10,028                    8,891
01/31/2001              10,016                    9,063
02/28/2001               9,716                    8,298
03/31/2001               9,528                    7,755
04/30/2001               9,817                    8,330
05/31/2001               9,767                    8,227
06/30/2001               9,590                    7,970
07/31/2001               9,502                    7,865
08/31/2001               9,325                    7,489
09/30/2001               8,895                    6,830
10/31/2001               8,946                    6,962
11/30/2001               9,172                    7,374
12/31/2001               9,286                    7,422
01/31/2002               9,350                    7,198
02/28/2002               9,274                    7,137
03/31/2002               9,520                    7,468
04/30/2002               9,650                    7,203
05/31/2002               9,572                    7,220
06/30/2002               9,186                    6,783
07/31/2002               8,744                    6,212
08/31/2002               8,809                    6,225
09/30/2002               8,419                    5,542
10/31/2002               8,575                    5,952
11/30/2002               8,913                    6,274
12/31/2002               8,731                    5,971
01/31/2003               8,705                    5,791
02/28/2003               8,614                    5,692
03/31/2003               8,627                    5,676
04/30/2003               9,082                    6,183
05/31/2003               9,460                    6,540
06/30/2003               9,614                    6,655
07/31/2003               9,731                    6,792
08/31/2003               9,952                    6,940
09/30/2003               9,796                    6,984
10/31/2003              10,291                    7,400
11/30/2003              10,408                    7,514
12/31/2003              10,617                    7,988
01/31/2004              10,903                    8,117
02/29/2004              11,099                    8,256
03/31/2004              10,982                    8,205
04/30/2004              10,747                    8,041
05/31/2004              10,825                    8,120
06/30/2004              10,969                    8,290
07/31/2004              10,734                    8,022
08/31/2004              10,656                    8,060
09/30/2004              10,838                    8,215
10/31/2004              10,838                    8,418
11/30/2004              11,168                    8,864
12/31/2004              11,442                    9,205
01/31/2005              11,207                    9,000
02/28/2005              11,494                    9,289
03/31/2005              11,007                    9,113

C SHARES from 09/24/96 through 03/31/05**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                    CALAMOS GLOBAL
                   GROWTH & INCOME
 DATE                  CLASS C              MSCI WORLD INDEX*
----------         ---------------          -----------------
09/24/1996              10,000                   10,000
09/30/1996              10,080                   10,000
10/31/1996              10,080                   10,072
11/30/1996              10,660                   10,638
12/31/1996              10,542                   10,469
01/31/1997              10,863                   10,597
02/28/1997              10,843                   10,721
03/31/1997              10,763                   10,511
04/30/1997              11,103                   10,856
05/31/1997              11,564                   11,528
06/30/1997              12,150                   12,105
07/31/1997              12,972                   12,664
08/31/1997              12,273                   11,819
09/30/1997              12,808                   12,463
10/31/1997              12,006                   11,809
11/30/1997              12,109                   12,020
12/31/1997              12,405                   12,168
01/31/1998              12,468                   12,509
02/28/1998              12,973                   13,357
03/31/1998              13,970                   13,923
04/30/1998              13,927                   14,062
05/31/1998              14,055                   13,887
06/30/1998              14,443                   14,219
07/31/1998              14,421                   14,198
08/31/1998              12,654                   12,307
09/30/1998              12,716                   12,527
10/31/1998              13,130                   13,661
11/30/1998              13,761                   14,476
12/31/1998              14,081                   15,185
01/31/1999              14,326                   15,520
02/28/1999              14,192                   15,109
03/31/1999              14,615                   15,740
04/30/1999              15,193                   16,363
05/31/1999              14,948                   15,767
06/30/1999              15,582                   16,505
07/31/1999              15,649                   16,458
08/31/1999              15,806                   16,431
09/30/1999              15,605                   16,274
10/31/1999              16,208                   17,122
11/30/1999              17,684                   17,606
12/31/1999              20,591                   19,033
01/31/2000              19,478                   17,945
02/29/2000              20,863                   17,996
03/31/2000              20,750                   19,242
04/30/2000              20,205                   18,431
05/31/2000              19,410                   17,966
06/30/2000              20,538                   18,574
07/31/2000              20,015                   18,053
08/31/2000              21,130                   18,643
09/30/2000              20,527                   17,654
10/31/2000              19,799                   17,360
11/30/2000              18,776                   16,308
12/31/2000              19,607                   16,574
01/31/2001              19,581                   16,896
02/28/2001              18,989                   15,470
03/31/2001              18,589                   14,457
04/30/2001              19,132                   15,529
05/31/2001              19,028                   15,336
06/30/2001              18,669                   14,858
07/31/2001              18,513                   14,662
08/31/2001              18,176                   13,961
09/30/2001              17,348                   12,733
10/31/2001              17,426                   12,978
11/30/2001              17,863                   13,748
12/31/2001              18,098                   13,836
01/31/2002              18,203                   13,418
02/28/2002              18,072                   13,304
03/31/2002              18,532                   13,922
04/30/2002              18,799                   13,429
05/31/2002              18,665                   13,460
06/30/2002              17,900                   12,646
07/31/2002              17,043                   11,581
08/31/2002              17,150                   11,606
09/30/2002              16,401                   10,332
10/31/2002              16,696                   11,096
11/30/2002              17,364                   11,697
12/31/2002              16,990                   11,132
01/31/2003              16,936                   10,796
02/28/2003              16,776                   10,611
03/31/2003              16,803                   10,582
04/30/2003              17,685                   11,527
05/31/2003              18,408                   12,192
06/30/2003              18,726                   12,407
07/31/2003              18,967                   12,661
08/31/2003              19,369                   12,938
09/30/2003              19,074                   13,020
10/31/2003              20,038                   13,795
11/30/2003              20,279                   14,009
12/31/2003              20,681                   14,891
01/31/2004              21,217                   15,133
02/29/2004              21,619                   15,392
03/31/2004              21,378                   15,296
04/30/2004              20,922                   14,991
05/31/2004              21,083                   15,138
06/30/2004              21,378                   15,455
07/31/2004              20,922                   14,955
08/31/2004              20,762                   15,026
09/30/2004              21,110                   15,316
10/31/2004              21,110                   15,694
11/30/2004              21,762                   16,525
12/31/2004              22,271                   17,161
01/31/2005              21,842                   16,778
02/28/2005              22,378                   17,317
03/31/2005              21,842                   16,990

I SHARES from 09/18/97 through 03/31/05**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                   CALAMOS GLOBAL
                   GROWTH & INCOME
   DATE                CLASS I             MSCI WORLD INDEX*
----------         ---------------         -----------------
09/18/1997              10,000                   10,000
09/30/1997              10,113                   10,000
10/31/1997               9,498                    9,475
11/30/1997               9,579                    9,644
12/31/1997               9,818                    9,763
01/31/1998               9,884                   10,037
02/28/1998              10,282                   10,718
03/31/1998              11,086                   11,172
04/30/1998              11,069                   11,283
05/31/1998              11,170                   11,143
06/30/1998              11,494                   11,409
07/31/1998              11,477                   11,392
08/31/1998              10,078                    9,875
09/30/1998              10,144                   10,051
10/31/1998              10,490                   10,962
11/30/1998              11,008                   11,615
12/31/1998              11,244                   12,184
01/31/1999              11,474                   12,453
02/28/1999              11,368                   12,123
03/31/1999              11,703                   12,630
04/30/1999              12,180                   13,129
05/31/1999              12,004                   12,651
06/30/1999              12,515                   13,243
07/31/1999              12,587                   13,205
08/31/1999              12,729                   13,184
09/30/1999              12,569                   13,058
10/31/1999              13,067                   13,738
11/30/1999              14,222                   14,127
12/31/1999              16,569                   15,272
01/31/2000              15,667                   14,399
02/29/2000              16,768                   14,440
03/31/2000              16,677                   15,439
04/30/2000              16,244                   14,788
05/31/2000              15,649                   14,416
06/30/2000              16,549                   14,903
07/31/2000              16,132                   14,485
08/31/2000              17,057                   14,959
09/30/2000              16,578                   14,165
10/31/2000              16,014                   13,929
11/30/2000              14,986                   13,085
12/31/2000              15,641                   13,299
01/31/2001              15,620                   13,557
02/28/2001              15,163                   12,413
03/31/2001              14,856                   11,600
04/30/2001              15,296                   12,460
05/31/2001              15,233                   12,306
06/30/2001              14,974                   11,922
07/31/2001              14,847                   11,765
08/31/2001              14,594                   11,202
09/30/2001              13,924                   10,217
10/31/2001              14,009                   10,414
11/30/2001              14,387                   11,031
12/31/2001              14,579                   11,102
01/31/2002              14,664                   10,767
02/28/2002              14,579                   10,675
03/31/2002              14,969                   11,171
04/30/2002              15,187                   10,775
05/31/2002              15,078                   10,800
06/30/2002              14,473                   10,147
07/31/2002              13,794                    9,293
08/31/2002              13,904                    9,312
09/30/2002              13,313                    8,290
10/31/2002              13,553                    8,903
11/30/2002              14,123                    9,385
12/31/2002              13,816                    8,932
01/31/2003              13,816                    8,663
02/28/2003              13,707                    8,514
03/31/2003              13,729                    8,491
04/30/2003              14,473                    9,249
05/31/2003              15,064                    9,782
06/30/2003              15,329                    9,955
07/31/2003              15,548                   10,159
08/31/2003              15,899                   10,381
09/30/2003              15,680                   10,447
10/31/2003              16,470                   11,069
11/30/2003              16,667                   11,240
12/31/2003              17,018                   11,948
01/31/2004              17,500                   12,142
02/29/2004              17,829                   12,350
03/31/2004              17,654                   12,273
04/30/2004              17,281                   12,028
05/31/2004              17,434                   12,146
06/30/2004              17,676                   12,401
07/31/2004              17,303                   11,999
08/31/2004              17,215                   12,057
09/30/2004              17,522                   12,289
10/31/2004              17,522                   12,593
11/30/2004              18,078                   13,260
12/31/2004              18,516                   13,770
01/31/2005              18,187                   13,462
02/28/2005              18,648                   13,895
03/31/2005              18,209                   13,632

NOTES:

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.

Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.

* The MSCI World Index (U.S. Dollar) is a market-capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe and the Asia/Pacific region. Index data shown is from 8/31/96, since comparative index data is available only for full monthly periods. Source: Lipper Analytical Services.

**    Index start dates are 08/31/96, 08/31/00, 09/30/96 and 09/30/97 for
      Classes A, B, C and I, respectively.


16 ANNUAL REPORT    Calamos Global Growth and Income Fund

Calamos High Yield Fund

PRIMARY OBJECTIVE: Highest level of current income obtainable with reasonable risk, with a secondary objective of capital gain where consistent with the Fund's primary objective

--------------------------------------------------------------------------------
                             MORNINGSTAR RATING(TM)
                                      * * *
--------------------------------------------------------------------------------
                                overall among 350
                              high yield bond funds

                                    A SHARES
                                      CHYDX

                                    INCEPTION
                                  August, 1999

AS OF 03/31/2005, MORNINGSTAR RATED THE CALAMOS HIGH YIELD FUND TWO STARS FOR THREE YEARS AND FOUR STARS FOR FIVE YEARS OUT OF 350 AND 238 HIGH YIELD BOND FUNDS RESPECTIVELY.
--------------------------------------------------------------------------------

Calamos High Yield Fund returned 5.67% (Class A shares, before sales charge) for the fiscal year ended March 31, 2005. In comparison, the Credit Suisse First Boston High Yield Index ended the same period up 7.82% and the Lipper High Current Yield Bond Fund Average up 6.30%.

As of March 31, 2005, the Fund received a Morningstar Rating(TM) of three stars overall among 350 high yield bond funds(1), and Lipper ranked it the No. 12 high yield fund for five years out of 284 funds(2).

The Fund focused on higher quality issues in the high-yield market, thus holding back returns relative to the benchmark indexes, which typically include lower quality, more speculative issues. Based on our belief that the early phase of the economic cycle, which tends to increase the value of high yield bonds across the board, was over, the Fund focused more selectively on special situations in sectors such as Consumer Discretionary, which are generally more sensitive to economic expansion, rather than commodity-focused sectors, such as Energy.

Yield spreads contracted during the year, but we believe that yields remain relatively attractive on high-yield bonds, especially compared to other fixed-income securities in a low interest rate environment. In the current environment, we think that security selection is particularly important, as mergers and acquisitions and other special situations continue to offer opportunities among high yield securities, and that balance sheet analysis will separate more speculative high yield investments from those with lower risk.

(1) Morningstar ratings are for Class A shares; the other classes may have different performance characteristics. For each U.S.-domiciled fund with at least a three year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

(2) Lipper ranked the Calamos High Yield Fund No. 261 for one year among 415 high yield funds as of 03/31/2005. Lipper rankings are based on net total return performance and do not reflect the effect of sales charges; if they had, results may have been less favorable.


                                     Calamos High Yield Fund    ANNUAL REPORT 17

Calamos High Yield Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN+
--------------------------------------------------------------------------------

                                                    1 YEAR                3 YEARS               5 YEARS           SINCE INCEPTION
                                                    load-adjusted          load-adjusted        load-adjusted         load-adjusted
           CLASS A SHARES - Inception 8/1/99  5.67%     0.66%       9.41%      7.65%      8.86%      7.79%        7.50%    6.57%
---------------------------------------------------------------------------------------------------------------------------------
         CLASS B SHARES - Inception 12/21/00  4.83     -0.12        8.60       7.75         NA         NA        9.80      9.46
---------------------------------------------------------------------------------------------------------------------------------
         CLASS C SHARES - Inception 12/21/00  4.87      3.88        8.59       8.59         NA         NA        9.79      9.79
---------------------------------------------------------------------------------------------------------------------------------
           CLASS I SHARES - Inception 3/1/02  5.96        NA        9.66         NA         NA         NA       10.34        NA
---------------------------------------------------------------------------------------------------------------------------------
LIPPER HIGH CURRENT YIELD BOND FUND AVERAGE*  6.30        NA        9.59         NA       5.09         NA        4.30^       NA
---------------------------------------------------------------------------------------------------------------------------------
                    CSFB HIGH YIELD INDEX**#  7.82        NA       12.52         NA       8.20         NA        7.02^       NA
---------------------------------------------------------------------------------------------------------------------------------
   MERRILL LYNCH HIGH YIELD MASTER INDEX***#  6.79        NA       10.43         NA       7.40         NA        6.10^       NA
---------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

+ Average annual total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

Performance of the High Yield Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.

* The Lipper High Current Yield Bond Fund Average is the average performance of funds that aim at high (relative) current yield from fixed income securities with no quality or maturity restrictions and tends to invest in lower-grade debt issues. Lipper mutual fund averages are equally weighted, are composed of the largest funds within their respective investment objectives, and reflect reinvestment of capital gains distributions and income dividends.

** The CSFB High Yield Index is an unmanaged index of high yield debt securities.

*** The Merrill Lynch High Yield Master Index measures the return of below-investment-grade U.S. bonds with a par value of no less than $10 million and a term to maturity of at least one year. Source: Lipper Analytical Services.

# The Board of Trustees approved a change to the Fund's benchmark on June 23, 2003, from the Merrill Lynch High Yield Master Index to the CSFB High Yield Index. The change was made because management believes the CSFB High Yield Index better reflects the Fund's orientation and is a more commonly used and recognizable index.

^   Since inception of Class A Shares.

--------------------------------------------------------------------------------
QUALITY ALLOCATION
--------------------------------------------------------------------------------
INVESTMENT GRADE                                                             16%
--------------------------------------------------------------------------------
BELOW INVESTMENT GRADE                                                       80%
--------------------------------------------------------------------------------
UNRATED SECURITIES                                                            4%
--------------------------------------------------------------------------------

Average credit quality percentage shown reflects the higher of the ratings of Standard & Poor's Corporation or Moody's Investors Service, Inc. Ratings are relative, subjective and not absolute stan- dards of quality. Excludes equity securities and cash.

--------------------------------------------------------------------------------
FUND SECTOR ALLOCATION
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

CONSUMER DISCRETIONARY                                                     22.8%

INDUSTRIALS                                                                14.6%

CONSUMER STAPLES                                                           12.6%

MATERIALS                                                                  12.4%

ENERGY                                                                     10.8%

FINANCIALS                                                                  8.0%

INFORMATION TECHNOLOGY                                                      7.8%

HEALTH CARE                                                                 7.6%

UTILITIES                                                                   2.9%

TELECOMMUNICATION SERVICES                                                  0.5%

--------------------------------------------------------------------------------

Sector allocations are based on total investments (excluding security lending collateral) and may vary over time.


18 ANNUAL REPORT    Calamos High Yield Fund

                                                         Calamos High Yield Fund

GROWTH OF $10,000
Based on a hypothetical
investment made in the Fund

A SHARES from 08/01/99 through 03/31/05**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                 CALAMOS HIGH YIELD        CSFB HIGH YIELD
  DATE            Fund - CLASS A                INDEX*
----------       ---------------            ---------------
08/01/1999            9,525                     10,000
08/31/1999            9,486                      9,902
09/30/1999            9,524                      9,832
10/31/1999            9,467                      9,776
11/30/1999            9,457                      9,940
12/31/1999            9,487                     10,041
01/31/2000            9,458                     10,006
02/29/2000            9,487                     10,060
03/31/2000            9,383                      9,896
04/30/2000            9,432                      9,893
05/31/2000            9,472                      9,737
06/30/2000            9,587                      9,922
07/31/2000            9,737                     10,009
08/31/2000            9,827                     10,087
09/30/2000            9,809                      9,976
10/31/2000            9,799                      9,679
11/30/2000            9,626                      9,329
12/31/2000            9,596                      9,473
01/31/2001           10,321                     10,030
02/28/2001           10,290                     10,150
03/31/2001           10,051                      9,970
04/30/2001           10,293                      9,876
05/31/2001           10,409                     10,071
06/30/2001           10,353                      9,910
07/31/2001           10,449                     10,023
08/31/2001           10,363                     10,162
09/30/2001            9,947                      9,518
10/31/2001            9,882                      9,736
11/30/2001           10,392                     10,050
12/31/2001           10,573                     10,057
01/31/2002           10,794                     10,151
02/28/2002           10,595                     10,079
03/31/2002           10,953                     10,310
04/30/2002           11,109                     10,473
05/31/2002           11,154                     10,437
06/30/2002           10,658                     10,073
07/31/2002            9,927                      9,785
08/31/2002           10,039                      9,912
09/30/2002            9,816                      9,789
10/31/2002            9,884                      9,730
11/30/2002           10,602                     10,244
12/31/2002           10,623                     10,369
01/31/2003           10,878                     10,651
02/28/2003           10,936                     10,809
03/31/2003           11,231                     11,085
04/30/2003           11,839                     11,651
05/31/2003           12,062                     11,819
06/30/2003           12,302                     12,165
07/31/2003           12,219                     12,067
08/31/2003           12,254                     12,202
09/30/2003           12,488                     12,535
10/31/2003           12,789                     12,790
11/30/2003           12,946                     12,966
12/31/2003           13,256                     13,266
01/31/2004           13,465                     13,523
02/29/2004           13,478                     13,529
03/31/2004           13,575                     13,619
04/30/2004           13,462                     13,600
05/31/2004           13,187                     13,386
06/30/2004           13,405                     13,594
07/31/2004           13,481                     13,767
08/31/2004           13,685                     13,992
09/30/2004           13,928                     14,204
10/31/2004           14,174                     14,448
11/30/2004           14,461                     14,632
12/31/2004           14,705                     14,852
01/31/2005           14,584                     14,849
02/28/2005           14,718                     15,046
03/31/2005           14,344                     14,686

B SHARES from 12/21/00 through 03/31/05**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                  CALAMOS HIGH YIELD        CSFB HIGH YIELD
  DATE            Fund - CLASS B                 INDEX*
----------       ---------------            ---------------
12/21/2000           10,000
12/31/2000           10,206                     10,000
01/31/2001           10,954                     10,588
02/28/2001           10,921                     10,715
03/31/2001           10,752                     10,524
04/30/2001           11,016                     10,425
05/31/2001           11,137                     10,631
06/30/2001           11,076                     10,461
07/31/2001           11,165                     10,580
08/31/2001           11,065                     10,727
09/30/2001           10,605                     10,048
10/31/2001           10,537                     10,277
11/30/2001           11,081                     10,609
12/31/2001           11,264                     10,616
01/31/2002           11,494                     10,715
02/28/2002           11,276                     10,640
03/31/2002           11,642                     10,883
04/30/2002           11,804                     11,056
05/31/2002           11,839                     11,017
06/30/2002           11,319                     10,633
07/31/2002           10,525                     10,329
08/31/2002           10,642                     10,463
09/30/2002           10,403                     10,334
10/31/2002           10,474                     10,271
11/30/2002           11,218                     10,814
12/31/2002           11,236                     10,945
01/31/2003           11,500                     11,243
02/28/2003           11,560                     11,410
03/31/2003           11,865                     11,701
04/30/2003           12,482                     12,299
05/31/2003           12,711                     12,477
06/30/2003           12,964                     12,841
07/31/2003           12,866                     12,738
08/31/2003           12,891                     12,880
09/30/2003           13,132                     13,232
10/31/2003           13,443                     13,502
11/30/2003           13,604                     13,687
12/31/2003           13,920                     14,004
01/31/2004           14,135                     14,275
02/29/2004           14,135                     14,281
03/31/2004           14,226                     14,376
04/30/2004           14,098                     14,356
05/31/2004           13,803                     14,130
06/30/2004           14,011                     14,349
07/31/2004           14,089                     14,533
08/31/2004           14,297                     14,770
09/30/2004           14,533                     14,994
10/31/2004           14,783                     15,251
11/30/2004           15,076                     15,446
12/31/2004           15,320                     15,677
01/31/2005           15,184                     15,675
02/28/2005           15,320                     15,882
03/31/2005           14,713                     15,503

C SHARES from 12/21/00 through 03/31/05**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                  CALAMOS HIGH YIELD        CSFB HIGH YIELD
  DATE            Fund - CLASS C                 INDEX*
----------       ---------------            ---------------
12/21/2000           10,000
12/31/2000           10,206                     10,000
01/31/2001           10,954                     10,588
02/28/2001           10,922                     10,715
03/31/2001           10,743                     10,524
04/30/2001           11,030                     10,425
05/31/2001           11,140                     10,631
06/30/2001           11,077                     10,461
07/31/2001           11,178                     10,580
08/31/2001           11,077                     10,727
09/30/2001           10,619                     10,048
10/31/2001           10,539                     10,277
11/30/2001           11,084                     10,609
12/31/2001           11,278                     10,616
01/31/2002           11,497                     10,715
02/28/2002           11,278                     10,640
03/31/2002           11,644                     10,883
04/30/2002           11,806                     11,056
05/31/2002           11,841                     11,017
06/30/2002           11,323                     10,633
07/31/2002           10,527                     10,329
08/31/2002           10,656                     10,463
09/30/2002           10,406                     10,334
10/31/2002           10,477                     10,271
11/30/2002           11,223                     10,814
12/31/2002           11,228                     10,945
01/31/2003           11,493                     11,243
02/28/2003           11,553                     11,410
03/31/2003           11,858                     11,701
04/30/2003           12,488                     12,299
05/31/2003           12,719                     12,477
06/30/2003           12,962                     12,841
07/31/2003           12,864                     12,738
08/31/2003           12,901                     12,880
09/30/2003           13,131                     13,232
10/31/2003           13,443                     13,502
11/30/2003           13,592                     13,687
12/31/2003           13,922                     14,004
01/31/2004           14,125                     14,275
02/29/2004           14,125                     14,281
03/31/2004           14,216                     14,376
04/30/2004           14,087                     14,356
05/31/2004           13,804                     14,130
06/30/2004           14,002                     14,349
07/31/2004           14,080                     14,533
08/31/2004           14,289                     14,770
09/30/2004           14,526                     14,994
10/31/2004           14,777                     15,251
11/30/2004           15,071                     15,446
12/31/2004           15,316                     15,677
01/31/2005           15,180                     15,675
02/28/2005           15,316                     15,882
03/31/2005           14,908                     15,503

I SHARES from 03/01/02 through 03/31/05**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                  CALAMOS HIGH YIELD        CSFB HIGH YIELD
  DATE            Fund - CLASS A                 INDEX*
----------       ---------------            ---------------
03/01/2002           10,000                     10,000
03/31/2002           10,268                     10,229
04/30/2002           10,414                     10,391
05/31/2002           10,455                     10,355
06/30/2002           10,006                      9,994
07/31/2002            9,309                      9,708
08/31/2002            9,425                      9,834
09/30/2002            9,219                      9,712
10/31/2002            9,284                      9,653
11/30/2002            9,958                     10,164
12/31/2002            9,972                     10,287
01/31/2003           10,222                     10,567
02/28/2003           10,277                     10,724
03/31/2003           10,558                     10,998
04/30/2003           11,130                     11,559
05/31/2003           11,339                     11,726
06/30/2003           11,570                     12,069
07/31/2003           11,492                     11,972
08/31/2003           11,525                     12,106
09/30/2003           11,752                     12,436
10/31/2003           12,036                     12,690
11/30/2003           12,184                     12,864
12/31/2003           12,484                     13,162
01/31/2004           12,681                     13,417
02/29/2004           12,693                     13,423
03/31/2004           12,779                     13,512
04/30/2004           12,685                     13,493
05/31/2004           12,426                     13,280
06/30/2004           12,627                     13,487
07/31/2004           12,711                     13,659
08/31/2004           12,904                     13,882
09/30/2004           13,128                     14,093
10/31/2004           13,372                     14,334
11/30/2004           13,643                     14,517
12/31/2004           13,881                     14,735
01/31/2005           13,768                     14,732
02/28/2005           13,894                     14,927
03/31/2005           13,541                     14,571

NOTES:

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.

Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.

* The CSFB High Yield Index is an unmanaged index of high yield debt securities.

**    Index start dates are 07/31/99, 12/31/00, 12/31/00 and 02/28/02 for
      Classes A, B, C and I, respectively.


                                     Calamos High Yield Fund    ANNUAL REPORT 19

Calamos Convertible Fund

PRIMARY OBJECTIVE: Current income with growth as its secondary objective

--------------------------------------------------------------------------------
                             MORNINGSTAR RATING(TM)
                                     * * * *
--------------------------------------------------------------------------------
                       overall among 66 convertible funds

                                    A SHARES
                                      CCVIX

                                    INCEPTION
                                  June 21, 1985

AS OF 03/31/2005, MORNINGSTAR RATED THE CALAMOS CONVERTIBLE FUND TWO STARS FOR THREE YEARS, FOUR STARS FOR FIVE YEARS AND FIVE STARS FOR 10 YEARS OUT OF 66, 56 AND 29 CONVERTIBLE FUNDS RESPECTIVELY.
--------------------------------------------------------------------------------

Calamos Convertible Fund closed the fiscal year ended March 31, 2005, down 1.69% (Class A shares, before sales charge.) In comparison, the Value Line Convertible Index returned 1.95% and the Lipper Convertible Mutual Fund Average returned 1.24%.

The Fund received a Morningstar Rating(TM) of four stars overall among 66 convertible funds(1) as of March 31, 2005 and Lipper ranked it the No. 1 convertible fund out of 28 funds(2) for the 10 years ended March 31, 2005.

The Fund generally favored higher-quality issues, relative to the major convertible indexes, which limited gains in a market that tended to favor more speculative names. In addition, based on our belief that the economy had moved to the middle part of the economic cycle, which is characterized by steady growth, the Fund emphasized securities issued by larger-capitalization companies, which offered a more attractive balance of risk and reward, rather than more cyclical sectors of the market, or those whose prices were closely linked to short-term commodity prices.

Throughout the fiscal year, convertible issuance was light. The most recent quarter also saw significant declines among convertible securities, which we believe has created substantial buying opportunities, as we regard many convertibles to be currently undervalued, measured against historical standards. We also remain focused on higher-quality issues, which we regard as more appropriate for the Fund's long-term risk-reward profile. The Fund remains closed to new investments (with the exceptions enumerated in the prospectus), which we believe allows the Calamos Advisors LLC investment team to manage the Fund efficiently for current shareholders.

(1) Morningstar ratings are for Class A shares; the other classes may have different performance characteristics. For each U.S.-domiciled fund with at least a three year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

(2) Lipper ranked the Calamos Convertible Fund No. 70 for one year and No. 8 for five years among 79 and 57 convertible funds, respectively, as of 03/31/2005. Lipper rankings are based on net total return performance and do not reflect the effect of sales charges; if they had, results may have been less favorable.


20 ANNUAL REPORT    Calamos Convertible Fund

                                                        Calamos Convertible Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN+
--------------------------------------------------------------------------------

                                                                                                                    10 YEARS OR
                                                   1 YEAR                 3 YEARS             5 YEARS             ^SINCE INCEPTION
                                                    load-adjusted        load-adjusted         load-adjusted          load-adjusted
                                             --------------------------------------------------------------------------------------
        CLASS A SHARES - Inception 6/21/85   -1.69%    -6.38%       6.54%      4.82%      3.92%      2.91%       12.68%   12.13%
-----------------------------------------------------------------------------------------------------------------------------------
        CLASS B SHARES - Inception 9/11/00   -2.43     -7.06        5.74       4.84         NA         NA        5.53^     5.16^
-----------------------------------------------------------------------------------------------------------------------------------
         CLASS C SHARES - Inception 7/5/96   -2.45     -3.37        5.72       5.72       3.29       3.29       10.59^    10.59^
-----------------------------------------------------------------------------------------------------------------------------------
        CLASS I SHARES - Inception 6/25/97   -1.47        NA        6.77         NA       4.14         NA        9.99^       NA
-----------------------------------------------------------------------------------------------------------------------------------
   LIPPER CONVERTIBLE MUTUAL FUND AVERAGE*    1.24        NA        6.75         NA       0.47         NA        9.04        NA
-----------------------------------------------------------------------------------------------------------------------------------
            VALUE LINE CONVERTIBLE INDEX**    1.95        NA        7.94         NA       1.76         NA        8.04        NA
-----------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

+ Average annual total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

Performance of the Convertible Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.

* The Lipper Convertible Mutual Fund Average is comprised of all the mutual funds that invest primarily in convertible securities. Lipper Mutual Fund Averages are equally weighted and reflect reinvestment of capital gains distributions and income dividends.

** The Value Line Convertible Index is an equally-weighted index of the largest convertibles, representing 90% of the U.S. convertible securities market. Source: Frank Russell Company.

--------------------------------------------------------------------------------
QUALITY ALLOCATION
--------------------------------------------------------------------------------
INVESTMENT GRADE                                                             59%
--------------------------------------------------------------------------------
BELOW INVESTMENT GRADE                                                       23%
--------------------------------------------------------------------------------
UNRATED SECURITIES                                                           18%
--------------------------------------------------------------------------------

Average credit quality percentage shown reflects the higher of the ratings of Standard & Poor's Corporation or Moody's Investors Service, Inc. Ratings are relative, subjective and not absolute standards of quality. Excludes equity securities and cash.

--------------------------------------------------------------------------------
FUND SECTOR ALLOCATION
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

FINANCIALS                                                                 23.7%

CONSUMER DISCRETIONARY                                                     20.2%

HEALTH CARE                                                                15.9%

INFORMATION TECHNOLOGY                                                     11.8%

INDUSTRIALS                                                                10.9%

ENERGY                                                                      8.8%

MATERIALS                                                                   5.4%

CONSUMER STAPLES                                                            2.3%

UTILITIES                                                                   1.0%

TELECOMMUNICATION SERVICES                                                  0.0%

--------------------------------------------------------------------------------

Sector allocations are based on total investments (excluding security lending collateral) and may vary over time.


                                    Calamos Convertible Fund    ANNUAL REPORT 21

Calamos Convertible Fund

GROWTH OF $10,000
Based on a hypothetical
investment made in the Fund

A SHARES from 03/31/95 through 03/31/05**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                               VALUE LINE
                CALAMOS HIGH YIELD             CONVERTIBLE
   DATE          Fund - CLASS A                   INDEX*
----------      -------------------            -----------
03/31/1995               9,525                   10,000
04/30/1995               9,847                   10,246
05/31/1995              10,123                   10,534
06/30/1995              10,475                   10,950
07/31/1995              10,908                   11,354
08/31/1995              10,893                   11,565
09/30/1995              11,163                   11,798
10/31/1995              11,109                   11,595
11/30/1995              11,490                   11,842
12/31/1995              11,649                   11,961
01/31/1996              11,943                   12,329
02/29/1996              12,137                   12,517
03/31/1996              12,263                   12,631
04/30/1996              12,347                   12,872
05/31/1996              12,466                   13,230
06/30/1996              12,539                   13,077
07/31/1996              12,109                   12,671
08/31/1996              12,360                   13,102
09/30/1996              12,611                   13,414
10/31/1996              12,917                   13,535
11/30/1996              13,530                   13,849
12/31/1996              13,594                   13,915
01/31/1997              14,038                   14,309
02/28/1997              14,085                   14,288
03/31/1997              13,877                   14,103
04/30/1997              14,189                   14,160
05/31/1997              14,896                   14,836
06/30/1997              15,330                   15,237
07/31/1997              16,057                   16,052
08/31/1997              15,718                   16,206
09/30/1997              16,319                   16,816
10/31/1997              15,831                   16,461
11/30/1997              16,173                   16,435
12/31/1997              16,423                   16,428
01/31/1998              16,382                   16,558
02/28/1998              17,189                   17,139
03/31/1998              18,203                   17,821
04/30/1998              18,088                   17,994
05/31/1998              17,869                   17,501
06/30/1998              18,424                   17,256
07/31/1998              18,215                   16,902
08/31/1998              16,413                   14,837
09/30/1998              16,483                   15,000
10/31/1998              16,917                   15,381
11/30/1998              17,669                   15,936
12/31/1998              18,335                   15,557
01/31/1999              18,748                   15,885
02/28/1999              18,357                   15,596
03/31/1999              18,781                   15,702
04/30/1999              19,591                   16,619
05/31/1999              19,197                   16,704
06/30/1999              19,865                   17,031
07/31/1999              19,843                   17,031
08/31/1999              19,888                   16,859
09/30/1999              19,722                   16,858
10/31/1999              20,514                   17,114
11/30/1999              21,807                   17,788
12/31/1999              24,773                   18,587
01/31/2000              23,841                   18,750
02/29/2000              26,057                   19,512
03/31/2000              25,940                   19,869
04/30/2000              24,959                   18,019
05/31/2000              24,069                   17,756
06/30/2000              25,329                   18,786
07/31/2000              25,203                   18,307
08/31/2000              27,119                   19,132
09/30/2000              27,235                   18,870
10/31/2000              26,185                   17,810
11/30/2000              25,160                   16,919
12/31/2000              26,570                   16,672
01/31/2001              26,400                   17,996
02/28/2001              25,670                   17,546
03/31/2001              25,101                   16,314
04/30/2001              25,848                   17,424
05/31/2001              25,966                   17,901
06/30/2001              25,677                   17,677
07/31/2001              25,597                   17,361
08/31/2001              25,215                   17,201
09/30/2001              23,784                   16,000
10/31/2001              23,970                   16,245
11/30/2001              25,011                   16,885
12/31/2001              25,433                   17,098
01/31/2002              25,543                   17,139
02/28/2002              25,241                   16,644
03/31/2002              25,995                   17,235
04/30/2002              26,353                   17,036
05/31/2002              26,477                   16,905
06/30/2002              25,345                   16,004
07/31/2002              23,841                   15,057
08/31/2002              24,075                   15,230
09/30/2002              23,031                   14,857
10/31/2002              23,502                   15,184
11/30/2002              25,000                   15,998
12/31/2002              24,273                   16,241
01/31/2003              24,441                   16,712
02/28/2003              24,176                   16,718
03/31/2003              24,011                   16,994
04/30/2003              25,439                   17,835
05/31/2003              26,685                   18,568
06/30/2003              26,851                   18,819
07/31/2003              27,062                   19,165
08/31/2003              27,597                   19,037
09/30/2003              27,496                   18,793
10/31/2003              28,756                   19,273
11/30/2003              29,535                   19,560
12/31/2003              30,344                   20,174
01/31/2004              31,473                   20,537
02/29/2004              31,873                   20,685
03/31/2004              31,973                   21,258
04/30/2004              30,849                   20,986
05/31/2004              31,036                   20,979
06/30/2004              31,488                   21,231
07/31/2004              30,300                   20,762
08/31/2004              30,140                   20,617
09/30/2004              30,708                   21,070
10/31/2004              30,547                   21,287
11/30/2004              31,843                   21,971
12/31/2004              32,633                   22,537
01/31/2005              31,848                   22,091
02/28/2005              31,863                   22,237
03/31/2005              31,432                   21,672

B SHARES from 09/11/00 through 03/31/05**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                               VALUE LINE
                  CALAMOS HIGH YIELD           CONVERTIBLE
   DATE           Fund - CLASS B                  INDEX*
----------      -------------------            -----------
09/11/2000              10,000                   10,000
09/30/2000              10,301                    9,863
10/31/2000               9,898                    9,309
11/30/2000              10,506                    8,843
12/31/2000              11,137                    8,714
01/31/2001              11,059                    9,406
02/28/2001              10,755                    9,171
03/31/2001              10,516                    8,527
04/30/2001              10,822                    9,107
05/31/2001              10,861                    9,356
06/30/2001              10,730                    9,240
07/31/2001              10,690                    9,074
08/31/2001              10,527                    8,991
09/30/2001               9,924                    8,363
10/31/2001               9,993                    8,491
11/30/2001              10,422                    8,826
12/31/2001              10,592                    8,937
01/31/2002              10,632                    8,958
02/28/2002              10,500                    8,699
03/31/2002              10,805                    9,008
04/30/2002              10,943                    8,905
05/31/2002              10,989                    8,836
06/30/2002              10,517                    8,365
07/31/2002               9,887                    7,870
08/31/2002               9,974                    7,960
09/30/2002               9,539                    7,765
10/31/2002               9,724                    7,936
11/30/2002              10,335                    8,362
12/31/2002              10,033                    8,489
01/31/2003              10,095                    8,735
02/28/2003               9,981                    8,738
03/31/2003               9,905                    8,882
04/30/2003              10,484                    9,322
05/31/2003              10,995                    9,705
06/30/2003              11,053                    9,836
07/31/2003              11,136                   10,017
08/31/2003              11,348                    9,950
09/30/2003              11,299                    9,823
10/31/2003              11,813                   10,073
11/30/2003              12,120                   10,223
12/31/2003              12,448                   10,544
01/31/2004              12,903                   10,734
02/29/2004              13,055                   10,812
03/31/2004              13,091                   11,111
04/30/2004              12,622                   10,969
05/31/2004              12,691                   10,965
06/30/2004              12,872                   11,097
07/31/2004              12,371                   10,852
08/31/2004              12,303                   10,776
09/30/2004              12,527                   11,013
10/31/2004              12,453                   11,126
11/30/2004              12,971                   11,484
12/31/2004              13,283                   11,780
01/31/2005              12,961                   11,547
02/28/2005              12,956                   11,623
03/31/2005              12,573                   11,328

C SHARES from 07/05/96 through 03/31/05**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                              VALUE LINE
                 CALAMOS HIGH YIELD           CONVERTIBLE
   DATE           Fund - CLASS C                 INDEX*
----------      -------------------            -----------
07/05/1996              10,000                  10,000
07/31/1996               9,748                   9,690
08/31/1996               9,942                  10,019
09/30/1996              10,137                  10,258
10/31/1996              10,384                  10,350
11/30/1996              10,877                  10,590
12/31/1996              10,915                  10,641
01/31/1997              11,264                  10,942
02/28/1997              11,302                  10,926
03/31/1997              11,127                  10,785
04/30/1997              11,370                  10,828
05/31/1997              11,940                  11,346
06/30/1997              12,282                  11,652
07/31/1997              12,857                  12,275
08/31/1997              12,585                  12,393
09/30/1997              13,059                  12,859
10/31/1997              12,660                  12,588
11/30/1997              12,934                  12,568
12/31/1997              13,126                  12,563
01/31/1998              13,093                  12,662
02/28/1998              13,731                  13,106
03/31/1998              14,540                  13,628
04/30/1998              14,431                  13,760
05/31/1998              14,256                  13,383
06/30/1998              14,692                  13,196
07/31/1998              14,515                  12,925
08/31/1998              13,073                  11,346
09/30/1998              13,129                  11,471
10/31/1998              13,476                  11,762
11/30/1998              14,069                  12,187
12/31/1998              14,588                  11,897
01/31/1999              14,918                  12,148
02/28/1999              14,597                  11,927
03/31/1999              14,927                  12,008
04/30/1999              15,565                  12,709
05/31/1999              15,251                  12,774
06/30/1999              15,775                  13,024
07/31/1999              15,740                  13,024
08/31/1999              15,775                  12,893
09/30/1999              15,635                  12,891
10/31/1999              16,256                  13,087
11/30/1999              17,276                  13,603
12/31/1999              19,614                  14,214
01/31/2000              18,864                  14,339
02/29/2000              20,608                  14,921
03/31/2000              20,505                  15,194
04/30/2000              19,725                  13,779
05/31/2000              19,009                  13,578
06/30/2000              19,990                  14,366
07/31/2000              19,871                  13,999
08/31/2000              21,374                  14,631
09/30/2000              21,452                  14,430
10/31/2000              20,621                  13,619
11/30/2000              19,932                  12,938
12/31/2000              21,035                  12,749
01/31/2001              20,891                  13,762
02/28/2001              20,306                  13,418
03/31/2001              19,843                  12,476
04/30/2001              20,420                  13,324
05/31/2001              20,503                  13,689
06/30/2001              20,254                  13,518
07/31/2001              20,181                  13,276
08/31/2001              19,860                  13,154
09/30/2001              18,728                  12,236
10/31/2001              18,863                  12,423
11/30/2001              19,678                  12,913
12/31/2001              19,993                  13,075
01/31/2002              20,068                  13,107
02/28/2002              19,822                  12,728
03/31/2002              20,398                  13,180
04/30/2002              20,657                  13,028
05/31/2002              20,743                  12,928
06/30/2002              19,848                  12,239
07/31/2002              18,662                  11,514
08/31/2002              18,824                  11,647
09/30/2002              17,998                  11,361
10/31/2002              18,355                  11,611
11/30/2002              19,512                  12,234
12/31/2002              18,933                  12,420
01/31/2003              19,052                  12,780
02/28/2003              18,835                  12,785
03/31/2003              18,701                  12,996
04/30/2003              19,789                  13,639
05/31/2003              20,747                  14,200
06/30/2003              20,859                  14,391
07/31/2003              21,022                  14,656
08/31/2003              21,416                  14,558
09/30/2003              21,321                  14,372
10/31/2003              22,297                  14,738
11/30/2003              22,878                  14,958
12/31/2003              23,500                  15,427
01/31/2004              24,350                  15,705
02/29/2004              24,637                  15,818
03/31/2004              24,707                  16,256
04/30/2004              23,818                  16,048
05/31/2004              23,951                  16,043
06/30/2004              24,287                  16,236
07/31/2004              23,349                  15,877
08/31/2004              23,216                  15,766
09/30/2004              23,641                  16,113
10/31/2004              23,506                  16,279
11/30/2004              24,479                  16,801
12/31/2004              25,069                  17,235
01/31/2005              24,456                  16,893
02/28/2005              24,444                  17,005
03/31/2005              24,101                  16,573

I SHARES from 06/25/97 through 03/31/05**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                               VALUE LINE
                CALAMOS CONVERTIBLE            CONVERTIBLE
   DATE          FUND-CLASS I                    INDEX*
----------      -------------------            -----------
06/25/1997              10,000
06/30/1997               9,969                   10,000
07/31/1997              10,447                   10,535
08/31/1997              10,246                   10,636
09/30/1997              10,624                   11,036
10/31/1997              10,307                   10,803
11/30/1997              10,542                   10,786
12/31/1997              10,704                   10,782
01/31/1998              10,684                   10,867
02/28/1998              11,216                   11,248
03/31/1998              11,885                   11,696
04/30/1998              11,810                   11,809
05/31/1998              11,667                   11,486
06/30/1998              12,036                   11,325
07/31/1998              11,906                   11,093
08/31/1998              10,732                    9,737
09/30/1998              10,791                    9,844
10/31/1998              11,081                   10,094
11/30/1998              11,578                   10,459
12/31/1998              12,017                   10,210
01/31/1999              12,294                   10,425
02/28/1999              12,039                   10,236
03/31/1999              12,326                   10,305
04/30/1999              12,863                   10,907
05/31/1999              12,613                   10,963
06/30/1999              13,057                   11,177
07/31/1999              13,042                   11,177
08/31/1999              13,078                   11,065
09/30/1999              12,970                   11,063
10/31/1999              13,504                   11,232
11/30/1999              14,359                   11,674
12/31/1999              16,312                   12,198
01/31/2000              15,708                   12,306
02/29/2000              17,177                   12,805
03/31/2000              17,104                   13,040
04/30/2000              16,467                   11,826
05/31/2000              15,882                   11,653
06/30/2000              16,719                   12,329
07/31/2000              16,636                   12,014
08/31/2000              17,903                   12,556
09/30/2000              17,982                   12,384
10/31/2000              17,291                   11,688
11/30/2000              16,597                   11,104
12/31/2000              17,528                   10,942
01/31/2001              17,421                   11,811
02/28/2001              16,948                   11,515
03/31/2001              16,575                   10,707
04/30/2001              17,069                   11,435
05/31/2001              17,150                   11,748
06/30/2001              16,961                   11,601
07/31/2001              16,916                   11,394
08/31/2001              16,662                   11,289
09/30/2001              15,717                   10,501
10/31/2001              15,845                   10,662
11/30/2001              16,542                   11,082
12/31/2001              16,824                   11,221
01/31/2002              16,899                   11,248
02/28/2002              16,711                   10,923
03/31/2002              17,210                   11,311
04/30/2002              17,438                   11,181
05/31/2002              17,523                   11,095
06/30/2002              16,782                   10,503
07/31/2002              15,784                    9,882
08/31/2002              15,936                    9,995
09/30/2002              15,255                    9,750
10/31/2002              15,561                    9,965
11/30/2002              16,564                   10,499
12/31/2002              16,093                   10,659
01/31/2003              16,198                   10,968
02/28/2003              16,035                   10,972
03/31/2003              15,929                   11,153
04/30/2003              16,866                   11,705
05/31/2003              17,707                   12,186
06/30/2003              17,814                   12,351
07/31/2003              17,960                   12,578
08/31/2003              18,319                   12,494
09/30/2003              18,252                   12,334
10/31/2003              19,103                   12,648
11/30/2003              19,622                   12,837
12/31/2003              20,167                   13,240
01/31/2004              20,908                   13,478
02/29/2004              21,185                   13,575
03/31/2004              21,257                   13,951
04/30/2004              20,508                   13,773
05/31/2004              20,648                   13,769
06/30/2004              20,954                   13,934
07/31/2004              20,161                   13,626
08/31/2004              20,060                   13,531
09/30/2004              20,447                   13,828
10/31/2004              20,336                   13,971
11/30/2004              21,205                   14,419
12/31/2004              21,727                   14,791
01/31/2005              21,224                   14,498
02/28/2005              21,224                   14,594
03/31/2005              20,945                   14,223

NOTES:

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.

Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.

 * The Value Line Convertible Index is an equally-weighted index of the largest convertibles, representing 90% of the U.S. convertible securities market. Source: Frank Russell Company.

**    Index start dates are 03/31/95, 08/31/00, 06/30/96 and 06/30/97 for
      Classes A, B, C and I, respectively.


22 ANNUAL REPORT    Calamos Convertible Fund

Calamos Market Neutral Fund

PRIMARY OBJECTIVE: High current income consistent with stability of principal

--------------------------------------------------------------------------------
                             MORNINGSTAR RATING(TM)
                                      * * * *
--------------------------------------------------------------------------------
                 overall among 238 conservative allocation funds

                                    A SHARES
                                      CVSIX

                                    INCEPTION
                                September 4, 1990

AS OF 03/31/2005, MORNINGSTAR RATED THE CALAMOS MARKET NEUTRAL FUND THREE STARS FOR THREE YEARS, FOUR STARS FOR FIVE YEARS AND FOUR STARS FOR 10 YEARS OUT OF 238, 170 AND 62 CONSERVATIVE ALLOCATION FUNDS RESPECTIVELY.
--------------------------------------------------------------------------------

Calamos Market Neutral Fund closed the fiscal year ended March 31, 2005, down 1.03%, below the Citigroup 1-Month Treasury Bill Index at 1.51% and the Lehman Brothers Government/Corporate Bond index at 0.40%.

The Fund received a Morningstar Rating(TM) of four stars overall out of 238 conservative allocation funds for the period ended March 31, 2005(1). And, Lipper ranked it the No. 1 flexible income fund out of six funds for 10 years(2) for the period ended March 31, 2005.

The combination of historically low levels of market volatility, which adversely affects the value of the Fund's "long" positions in convertibles, as well as low interest rates, which limit the income the Fund can derive, held back returns for the fiscal year. The Fund invests primarily in convertible securities, using simultaneous short sales of the underlying stock to generate income and hedge against market risk.

In our opinion, we have positioned the Fund to benefit from a rise in volatility, which typically benefits convertible bond prices, as we expect this measure to eventually climb from historic lows. We are also finding new opportunities among convertible bonds, as we consider them currently undervalued by the market. The Calamos Market Neutral Fund remains closed to new investments (with the exceptions enumerated in the prospectus). By keeping the Fund closed, we believe the Calamos Advisors LLC investment team is better able to manage the Fund efficiently for current shareholders.

(1) Morningstar ratings are for Class A shares; the other classes may have different performance characteristics. For each U.S.-domiciled fund with at least a three year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

(2) Lipper ranked the Calamos Market Neutral Fund No. 10 for one year and No. 3 for five years among 15 and nine flexible income funds, respectively, as of 03/31/2005. Lipper rankings are based on net total return performance and do not reflect the effect of sales charges; if they had, results may have been less favorable.


                                 Calamos Market Neutral Fund    ANNUAL REPORT 23

Calamos Market Neutral Fund

--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURN+
--------------------------------------------------------------------------------

                                                                                                                   10 YEARS OR
                                                 1 YEAR                    3 YEARS             5 YEARS          ^SINCE INCEPTION
                                                   load-adjusted          load-adjusted         load-adjusted         load-adjusted
         CLASS A SHARES - Inception 9/4/90   -1.03%    -5.72%       5.29%      3.61%     6.05%       5.02%        9.20%    8.66%
---------------------------------------------------------------------------------------------------------------------------------
        CLASS B SHARES - Inception 9/11/00   -1.66     -6.17        4.51       3.63         NA         NA         5.46^    5.10^
---------------------------------------------------------------------------------------------------------------------------------
        CLASS C SHARES - Inception 2/16/00   -1.69     -2.59        4.51       4.51       5.57       5.57         5.85^    5.85^
---------------------------------------------------------------------------------------------------------------------------------
        CLASS I SHARES - Inception 5/10/00   -0.76        NA        5.55         NA         NA         NA         6.51^      NA
---------------------------------------------------------------------------------------------------------------------------------
    CITIGROUP 1-MONTH TREASURY BILL INDEX*    1.51        NA        1.33         NA       2.47         NA        3.66        NA
---------------------------------------------------------------------------------------------------------------------------------
      LEHMAN BROTHERS GOVERNMENT/CORPORATE
                              BOND INDEX**    0.40        NA        6.52         NA       7.29          NA       7.21        NA
---------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

+ Average annual total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

Performance of the Market Neutral Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.

 * The Citigroup 1-Month Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. government and offer a guarantee as to the repayment of principal and interest at maturity. Source: Lipper Analytical Services.

** The Lehman Brothers Government/Corporate Bond Index is comprised of long-term government and investment-grade corporate debt securities and is generally considered representative of the performance of the broad U.S. bond market. Source: Lipper Analytical Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
QUALITY ALLOCATION
--------------------------------------------------------------------------------
INVESTMENT GRADE                                                             10%
--------------------------------------------------------------------------------
BELOW INVESTMENT GRADE                                                       64%
--------------------------------------------------------------------------------
UNRATED SECURITIES                                                           26%
--------------------------------------------------------------------------------

Average credit quality percentage shown reflects the higher of the ratings of Standard & Poor's Corporation or Moody's Investors Service, Inc. Ratings are relative, subjective and not absolute standards of quality. Excludes equity securities and cash.

--------------------------------------------------------------------------------
FUND SECTOR ALLOCATION
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

CONSUMER DISCRETIONARY                                                     27.5%

HEALTH CARE                                                                21.3%

INDUSTRIALS                                                                11.9%

MATERIALS                                                                  11.1%

ENERGY                                                                      8.5%

CONSUMER STAPLES                                                            7.9%

FINANCIALS                                                                  7.8%

TELECOMMUNICATION SERVICES                                                  3.9%

INFORMATION TECHNOLOGY                                                      0.1%

--------------------------------------------------------------------------------

Sector allocations are based on total investments (excluding security lending collateral) and may vary over time.


24 ANNUAL REPORT    Calamos Market Neutral Fund

                                                     Calamos Market Neutral Fund

GROWTH OF $10,000
Based on a hypothetical
investment made in the Fund

A SHARES from 03/31/95 through 03/31/05***

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             CALAMOS MARKET
              NEUTRAL FUND     CITIGROUP 1-MONTH     LEHMAN GOVERNMENT/CORPORATE
  DATE         - CLASS A      TREASURY BILL INDEX*          BOND INDEX**
----------   --------------   --------------------   ---------------------------
03/31/1995        9,525              10,000                    10,000
04/30/1995        9,643              10,047                    10,140
05/31/1995        9,812              10,094                    10,564
06/30/1995       10,028              10,140                    10,649
07/31/1995       10,228              10,186                    10,608
08/31/1995       10,247              10,233                    10,744
09/30/1995       10,304              10,277                    10,853
10/31/1995       10,304              10,322                    11,012
11/30/1995       10,506              10,364                    11,193
12/31/1995       10,545              10,412                    11,358
01/31/1996       10,613              10,451                    11,429
02/29/1996       10,797              10,489                    11,186
03/31/1996       10,816              10,531                    11,093
04/30/1996       10,982              10,575                    11,016
05/31/1996       11,158              10,619                    10,998
06/30/1996       10,982              10,662                    11,145
07/31/1996       10,702              10,705                    11,171
08/31/1996       11,022              10,749                    11,143
09/30/1996       11,161              10,793                    11,341
10/31/1996       11,242              10,839                    11,606
11/30/1996       11,373              10,883                    11,820
12/31/1996       11,407              10,928                    11,688
01/31/1997       11,630              10,973                    11,702
02/28/1997       11,619              11,014                    11,727
03/31/1997       11,619              11,058                    11,587
04/30/1997       11,673              11,105                    11,757
05/31/1997       11,898              11,151                    11,866
06/30/1997       12,135              11,190                    12,009
07/31/1997       12,501              11,237                    12,376
08/31/1997       12,458              11,285                    12,237
09/30/1997       12,858              11,322                    12,430
10/31/1997       12,792              11,368                    12,629
11/30/1997       12,847              11,413                    12,695
12/31/1997       13,003              11,461                    12,828
01/31/1998       13,091              11,506                    13,009
02/28/1998       13,223              11,548                    12,983
03/31/1998       13,447              11,596                    13,023
04/30/1998       13,843              11,646                    13,088
05/31/1998       13,741              11,692                    13,229
06/30/1998       13,753              11,734                    13,364
07/31/1998       13,889              11,781                    13,374
08/31/1998       13,549              11,829                    13,636
09/30/1998       13,469              11,874                    14,025
10/31/1998       13,651              11,904                    13,926
11/30/1998       14,097              11,938                    14,009
12/31/1998       14,309              11,983                    14,044
01/31/1999       14,518              12,026                    14,144
02/28/1999       14,321              12,066                    13,807
03/31/1999       14,616              12,107                    13,876
04/30/1999       15,003              12,154                    13,910
05/31/1999       14,953              12,199                    13,767
06/30/1999       15,034              12,243                    13,724
07/31/1999       15,172              12,286                    13,686
08/31/1999       15,147              12,332                    13,675
09/30/1999       15,210              12,377                    13,798
10/31/1999       15,400              12,423                    13,834
11/30/1999       15,819              12,467                    13,826
12/31/1999       16,267              12,515                    13,742
01/31/2000       16,516              12,566                    13,738
02/29/2000       16,961              12,619                    13,911
03/31/2000       17,112              12,676                    14,112
04/30/2000       17,033              12,737                    14,043
05/31/2000       17,191              12,794                    14,030
06/30/2000       17,729              12,843                    14,316
07/31/2000       17,689              12,902                    14,468
08/31/2000       18,127              12,965                    14,672
09/30/2000       18,156              13,029                    14,728
10/31/2000       18,049              13,093                    14,820
11/30/2000       17,717              13,157                    15,073
12/31/2000       17,946              13,221                    15,371
01/31/2001       18,595              13,286                    15,629
02/28/2001       18,582              13,335                    15,790
03/31/2001       18,587              13,388                    15,862
04/30/2001       19,102              13,437                    15,743
05/31/2001       19,144              13,480                    15,834
06/30/2001       19,039              13,517                    15,910
07/31/2001       19,053              13,557                    16,306
08/31/2001       19,193              13,599                    16,516
09/30/2001       18,990              13,636                    16,668
10/31/2001       19,272              13,663                    17,091
11/30/2001       19,483              13,687                    16,810
12/31/2001       19,470              13,709                    16,678
01/31/2002       19,584              13,728                    16,800
02/28/2002       19,613              13,746                    16,943
03/31/2002       19,666              13,767                    16,599
04/30/2002       19,824              13,786                    16,921
05/31/2002       19,924              13,807                    17,077
06/30/2002       19,952              13,826                    17,222
07/31/2002       19,779              13,846                    17,429
08/31/2002       19,837              13,866                    17,820
09/30/2002       20,066              13,885                    18,203
10/31/2002       20,211              13,904                    18,029
11/30/2002       20,693              13,921                    18,040
12/31/2002       20,756              13,936                    18,518
01/31/2003       20,970              13,949                    18,518
02/28/2003       21,030              13,962                    18,847
03/31/2003       21,065              13,976                    18,823
04/30/2003       21,377              13,989                    19,024
05/31/2003       21,675              14,002                    19,565
06/30/2003       21,706              14,016                    19,486
07/31/2003       21,510              14,025                    18,669
08/31/2003       21,510              14,035                    18,793
09/30/2003       21,806              14,047                    19,388
10/31/2003       22,204              14,056                    19,142
11/30/2003       22,439              14,067                    19,193
12/31/2003       22,699              14,079                    19,383
01/31/2004       22,955              14,089                    19,559
02/29/2004       23,019              14,099                    19,798
03/31/2004       23,194              14,110                    19,980
04/30/2004       22,954              14,121                    19,366
05/31/2004       22,520              14,131                    19,267
06/30/2004       22,623              14,141                    19,346
07/31/2004       22,557              14,155                    19,551
08/31/2004       22,804              14,170                    19,965
09/30/2004       23,008              14,187                    20,034
10/31/2004       23,141              14,204                    20,208
11/30/2004       23,471              14,224                    19,983
12/31/2004       23,820              14,249                    20,195
01/31/2005       23,467              14,271                    20,336
02/28/2005       23,467              14,293                    20,202
03/31/2005       22,956              14,323                    20,060

B SHARES from 09/11/00 through 03/31/05***

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             CALAMOS MARKET
              NEUTRAL FUND     CITIGROUP 1-MONTH     LEHMAN GOVERNMENT/CORPORATE
  DATE         - CLASS B      TREASURY BILL INDEX*          BOND INDEX**
----------   --------------   --------------------   ---------------------------
09/11/2000       10,000              10,000                    10,000
09/30/2000       10,107              10,049                    10,038
10/31/2000       10,048              10,098                    10,101
11/30/2000       10,024              10,147                    10,273
12/31/2000       10,236              10,197                    10,476
01/31/2001       10,603              10,247                    10,652
02/28/2001       10,588              10,285                    10,762
03/31/2001       10,620              10,326                    10,811
04/30/2001       10,913              10,364                    10,730
05/31/2001       10,921              10,397                    10,792
06/30/2001       10,854              10,425                    10,844
07/31/2001       10,854              10,456                    11,114
08/31/2001       10,932              10,488                    11,256
09/30/2001       10,811              10,517                    11,360
10/31/2001       10,967              10,538                    11,648
11/30/2001       11,075              10,557                    11,457
12/31/2001       11,061              10,573                    11,367
01/31/2002       11,116              10,588                    11,450
02/28/2002       11,131              10,602                    11,547
03/31/2002       11,159              10,618                    11,313
04/30/2002       11,230              10,633                    11,532
05/31/2002       11,285              10,649                    11,639
06/30/2002       11,298              10,664                    11,738
07/31/2002       11,187              10,679                    11,879
08/31/2002       11,219              10,695                    12,145
09/30/2002       11,332              10,709                    12,407
10/31/2002       11,419              10,724                    12,288
11/30/2002       11,683              10,737                    12,295
12/31/2002       11,710              10,748                    12,621
01/31/2003       11,818              10,759                    12,621
02/28/2003       11,850              10,768                    12,846
03/31/2003       11,860              10,779                    12,829
04/30/2003       12,031              10,789                    12,966
05/31/2003       12,185              10,800                    13,334
06/30/2003       12,195              10,810                    13,281
07/31/2003       12,080              10,817                    12,724
08/31/2003       12,071              10,825                    12,808
09/30/2003       12,233              10,834                    13,214
10/31/2003       12,449              10,841                    13,047
11/30/2003       12,569              10,850                    13,081
12/31/2003       12,707              10,858                    13,210
01/31/2004       12,846              10,867                    13,330
02/29/2004       12,872              10,874                    13,493
03/31/2004       12,954              10,883                    13,617
04/30/2004       12,816              10,891                    13,199
05/31/2004       12,573              10,899                    13,132
06/30/2004       12,621              10,907                    13,186
07/31/2004       12,577              10,918                    13,325
08/31/2004       12,701              10,929                    13,607
09/30/2004       12,804              10,942                    13,654
10/31/2004       12,875              10,955                    13,773
11/30/2004       13,053              10,971                    13,620
12/31/2004       13,230              10,990                    13,764
01/31/2005       13,023              11,007                    13,860
02/28/2005       13,023              11,024                    13,769
03/31/2005       12,541              11,047                    13,672

C SHARES from 02/16/00 through 03/31/05***

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             CALAMOS MARKET
              NEUTRAL FUND     CITIGROUP 1-MONTH     LEHMAN GOVERNMENT/CORPORATE
  DATE         - CLASS C      TREASURY BILL INDEX*          BOND INDEX**
----------   --------------   --------------------   ---------------------------
02/16/2000       10,000
02/29/2000       10,109              10,000                    10,000
03/31/2000       10,203              10,045                    10,145
04/30/2000       10,140              10,093                    10,095
05/31/2000       10,234              10,139                    10,086
06/30/2000       10,548              10,178                    10,292
07/31/2000       10,524              10,225                    10,401
08/31/2000       10,777              10,275                    10,548
09/30/2000       10,809              10,325                    10,587
10/31/2000       10,746              10,376                    10,654
11/30/2000       10,622              10,426                    10,836
12/31/2000       10,780              10,477                    11,050
01/31/2001       11,165              10,529                    11,235
02/28/2001       11,149              10,567                    11,351
03/31/2001       11,154              10,609                    11,403
04/30/2001       11,460              10,648                    11,318
05/31/2001       11,476              10,682                    11,383
06/30/2001       11,403              10,712                    11,437
07/31/2001       11,403              10,743                    11,722
08/31/2001       11,478              10,776                    11,873
09/30/2001       11,353              10,806                    11,982
10/31/2001       11,520              10,828                    12,286
11/30/2001       11,628              10,847                    12,084
12/31/2001       11,620              10,864                    11,989
01/31/2002       11,679              10,879                    12,077
02/28/2002       11,687              10,893                    12,180
03/31/2002       11,720              10,910                    11,933
04/30/2002       11,796              10,925                    12,164
05/31/2002       11,855              10,941                    12,276
06/30/2002       11,869              10,957                    12,381
07/31/2002       11,750              10,972                    12,530
08/31/2002       11,776              10,988                    12,811
09/30/2002       11,905              11,004                    13,086
10/31/2002       11,990              11,018                    12,961
11/30/2002       12,265              11,032                    12,969
12/31/2002       12,295              11,044                    13,312
01/31/2003       12,410              11,054                    13,312
02/28/2003       12,445              11,064                    13,549
03/31/2003       12,458              11,075                    13,531
04/30/2003       12,632              11,086                    13,676
05/31/2003       12,798              11,096                    14,065
06/30/2003       12,809              11,107                    14,008
07/31/2003       12,685              11,114                    13,421
08/31/2003       12,677              11,123                    13,510
09/30/2003       12,843              11,132                    13,938
10/31/2003       13,074              11,139                    13,761
11/30/2003       13,203              11,148                    13,798
12/31/2003       13,344              11,157                    13,934
01/31/2004       13,483              11,165                    14,060
02/29/2004       13,520              11,173                    14,232
03/31/2004       13,609              11,182                    14,363
04/30/2004       13,460              11,190                    13,922
05/31/2004       13,200              11,198                    13,851
06/30/2004       13,252              11,207                    13,908
07/31/2004       13,205              11,218                    14,055
08/31/2004       13,338              11,229                    14,352
09/30/2004       13,449              11,243                    14,402
10/31/2004       13,516              11,256                    14,527
11/30/2004       13,707              11,272                    14,365
12/31/2004       13,898              11,292                    14,518
01/31/2005       13,684              11,309                    14,619
02/28/2005       13,674              11,327                    14,523
03/31/2005       13,379              11,351                    14,420

I SHARES from 05/10/00 through 03/31/05***

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             CALAMOS MARKET
              NEUTRAL FUND     CITIGROUP 1-MONTH     LEHMAN GOVERNMENT/CORPORATE
  DATE         - CLASS I      TREASURY BILL INDEX*          BOND INDEX**
----------   --------------   --------------------   ---------------------------
05/10/2000       10,000              10,000                    10,000
05/31/2000       10,069              10,045                     9,991
06/30/2000       10,385              10,084                    10,195
07/31/2000       10,370              10,130                    10,303
08/31/2000       10,634              10,180                    10,448
09/30/2000       10,649              10,230                    10,488
10/31/2000       10,594              10,280                    10,553
11/30/2000       10,394              10,330                    10,734
12/31/2000       10,532              10,380                    10,946
01/31/2001       10,915              10,431                    11,129
02/28/2001       10,907              10,469                    11,244
03/31/2001       10,913              10,511                    11,296
04/30/2001       11,218              10,550                    11,211
05/31/2001       11,243              10,583                    11,276
06/30/2001       11,186              10,613                    11,330
07/31/2001       11,195              10,644                    11,612
08/31/2001       11,278              10,677                    11,761
09/30/2001       11,167              10,706                    11,869
10/31/2001       11,334              10,727                    12,170
11/30/2001       11,450              10,746                    11,971
12/31/2001       11,449              10,763                    11,876
01/31/2002       11,516              10,779                    11,964
02/28/2002       11,533              10,793                    12,065
03/31/2002       11,577              10,809                    11,820
04/30/2002       11,662              10,824                    12,049
05/31/2002       11,730              10,840                    12,161
06/30/2002       11,753              10,855                    12,264
07/31/2002       11,650              10,871                    12,412
08/31/2002       11,685              10,887                    12,690
09/30/2002       11,819              10,902                    12,963
10/31/2002       11,914              10,917                    12,839
11/30/2002       12,199              10,930                    12,847
12/31/2002       12,236              10,941                    13,187
01/31/2003       12,364              10,952                    13,187
02/28/2003       12,408              10,962                    13,421
03/31/2003       12,434              10,973                    13,404
04/30/2003       12,620              10,983                    13,547
05/31/2003       12,797              10,994                    13,932
06/30/2003       12,815              11,004                    13,876
07/31/2003       12,707              11,011                    13,295
08/31/2003       12,707              11,020                    13,382
09/30/2003       12,883              11,029                    13,806
10/31/2003       13,119              11,036                    13,632
11/30/2003       13,259              11,045                    13,668
12/31/2003       13,415              11,054                    13,803
01/31/2004       13,577              11,062                    13,928
02/29/2004       13,615              11,069                    14,098
03/31/2004       13,718              11,078                    14,228
04/30/2004       13,584              11,087                    13,791
05/31/2004       13,326              11,094                    13,720
06/30/2004       13,396              11,103                    13,777
07/31/2004       13,356              11,114                    13,922
08/31/2004       13,503              11,126                    14,217
09/30/2004       13,624              11,139                    14,267
10/31/2004       13,703              11,152                    14,390
11/30/2004       13,911              11,168                    14,230
12/31/2004       14,108              11,187                    14,381
01/31/2005       13,908              11,205                    14,481
02/28/2005       13,908              11,222                    14,386
03/31/2005       13,613              11,246                    14,285

NOTES:

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.

Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.

* The Citigroup 1-Month Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury Bills are backed by the full faith and credit of the U.S. government and offer a guarantee as to the repayment of principal and interest at maturity. Source: Lipper Analytical Services.

** The Lehman Brothers Government/Corporate Bond Index is comprised of long-term government and investment-grade corporate debt securities and is generally considered representative of the performance of the broad U.S. bond market. Source: Lipper Analytical Services.

***   Index start dates are 03/31/95, 08/31/00, 02/29/00 and 04/30/00 for
      Classes A, B, C and I, respectively.


                                 Calamos Market Neutral Fund    ANNUAL REPORT 25

Expense Overview

As a shareholder of a mutual fund, you incur two types of costs. You incur:

1) Transaction costs, including sales charges, or loads, on purchase payments, reinvested dividends, redemption fees or other distributions.

2) Ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other fund expenses.

The examples in this report are based on an investment of $1,000 made at the beginning of the period and held for the entire period. It is intended to help you understand the ongoing costs associated with investing in each mutual fund and to compare these costs with the ongoing costs of investing in other mutual funds.

There are two parts of each Fund's chart:

ACTUAL

In this part of the chart, you'll see the ACTUAL expenses you would have paid on a $1,000 investment made at the beginning of the period and held for the entire period in each fund from October 1, 2004 to March 31, 2005. This chart also shows the actual returns, after expenses, you would have earned during that time. This chart can help you estimate your own expenses. For example, if you invested $8,600 in class A shares of the fund, simply divide $8,600 by $1,000, then multiply that result by the figure in the "expenses paid per $1,000" column to estimate the expenses you paid on your account during this period. (In this example, you would multiply 8.6 times the figure.)

HYPOTHETICAL

In this part of the chart, you'll see the HYPOTHETICAL expenses you would have paid on a $1,000 investment from October 1, 2004 to March 31, 2005, and the HYPOTHETICAL returns, after expenses, you would have earned during that time based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. The Securities and Exchange Commission (SEC) has established the guidelines for this chart, including the 5% annual return before expenses, which is what you'll see in the chart. Note that this chart will NOT help you determine your own expenses or actual ending account balance, but will help you compare expenses of the fund you own to the expenses of another fund since the information for that fund will be calculated using the same assumptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not include any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


26 ANNUAL REPORT    Expense Overview

                                                                Expense Overview

--------------------------------------------------------------------------------
EXPENSE OVERVIEW
--------------------------------------------------------------------------------

The actual and hypothetical examples assume a $1,000 investment at the beginning of the period, October 1, 2004, and held through March 31, 2005.

                                                  CLASS A             CLASS B              CLASS C              CLASS I
                                                   SHARES              SHARES               SHARES               SHARES
CALAMOS GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
Actual Expenses per $1,000*                  $      6.16         $     10.00         $      10.00         $       4.88
Ending Value                                 $  1,060.60         $  1,056.80         $   1,056.60         $   1,062.20
                                             -------------------------------------------------------------------------
Hypothetical Expenses per $1,000*            $      6.04         $      9.80         $       9.80         $       4.78
Ending Value                                 $  1,018.95         $  1,015.21         $   1,015.21         $   1,020.19
                                             -------------------------------------------------------------------------
Annualized Expense Ratio                            1.20%               1.95%                1.95%                0.95%

CALAMOS BLUE CHIP FUND
----------------------------------------------------------------------------------------------------------------------
Actual Expenses per $1,000*                  $      8.49         $     12.37         $      12.37         $       7.19
Ending Value                                 $  1,088.70         $  1,085.30         $   1,085.30         $   1,090.80
                                             -------------------------------------------------------------------------
Hypothetical Expenses per $1,000*            $      8.20         $     11.94         $      11.94         $       6.94
Ending Value                                 $  1,016.80         $  1,013.06         $   1,013.06         $   1,018.05
                                             -------------------------------------------------------------------------
Annualized Expense Ratio                            1.63%               2.38%                2.38%                1.38%

CALAMOS VALUE FUND
----------------------------------------------------------------------------------------------------------------------
Actual Expenses per $1,000*                  $      8.06         $     11.95         $      11.95         $       6.77
Ending Value                                 $  1,086.90         $  1,083.10         $   1,083.20         $   1,089.00
                                             -------------------------------------------------------------------------
Hypothetical Expenses per $1,000*            $      7.80         $     11.55         $      11.55         $       6.54
Ending Value                                 $  1,017.20         $  1,013.46         $   1,013.46         $   1,018.45
                                             -------------------------------------------------------------------------
Annualized Expense Ratio                            1.55%               2.30%                2.30%                1.30%

CALAMOS GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------------------------
Actual Expenses per $1,000*                  $      5.48         $      9.35         $       9.35         $       4.19
Ending Value                                 $  1,075.20         $  1,071.30         $   1,071.20         $   1,076.50
                                             -------------------------------------------------------------------------
Hypothetical Expenses per $1,000*            $      5.34         $      9.10         $       9.10         $       4.08
Ending Value                                 $  1,019.65         $  1,015.91         $   1,015.91         $   1,020.89
                                             -------------------------------------------------------------------------
Annualized Expense Ratio                            1.06%               1.81%                1.81%                0.81%

CALAMOS GLOBAL GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------------------------
Actual Expenses per $1,000*                  $      7.53         $     11.31         $      11.31         $       6.25
Ending Value                                 $  1,039.40         $  1,034.00         $   1,034.70         $   1,039.20
                                             -------------------------------------------------------------------------
Hypothetical Expenses per $1,000*            $      7.44         $     11.20         $      11.20         $       6.19
Ending Value                                 $  1,017.55         $  1,013.81         $   1,013.81         $   1,018.80
                                             -------------------------------------------------------------------------
Annualized Expense Ratio                            1.48%               2.23%                2.23%                1.23%

CALAMOS HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------------------
Actual Expenses per $1,000*                  $      6.17         $      9.95         $       9.95         $       4.91
Ending Value                                 $  1,029.90         $  1,026.20         $   1,026.30         $   1,031.50
                                             -------------------------------------------------------------------------
Hypothetical Expenses per $1,000*            $      6.14         $      9.90         $       9.90         $       4.89
Ending Value                                 $  1,018.85         $  1,015.11         $   1,015.11         $   1,020.09
                                             -------------------------------------------------------------------------
Annualized Expense Ratio                            1.22%               1.97%                1.97%                0.97%

CALAMOS CONVERTIBLE FUND
----------------------------------------------------------------------------------------------------------------------
Actual Expenses per $1,000*                  $      5.55         $      9.32         $       9.31         $       4.29
Ending Value                                 $  1,023.60         $  1,019.70         $   1,019.50         $   1,024.30
                                             -------------------------------------------------------------------------
Hypothetical Expenses per $1,000*            $      5.54         $      9.30         $       9.30         $       4.28
Ending Value                                 $  1,019.45         $  1,015.71         $   1,015.71         $   1,020.69
                                             -------------------------------------------------------------------------
Annualized Expense Ratio                            1.10%               1.85%                1.85%                0.85%

CALAMOS MARKET NEUTRAL FUND
----------------------------------------------------------------------------------------------------------------------
Actual Expenses per $1,000*                  $      6.47         $     10.20         $      10.20         $       5.23
Ending Value                                 $    997.70         $    995.00         $     994.80         $     999.20
                                             -------------------------------------------------------------------------
Hypothetical Expenses per $1,000*            $      6.54         $     10.30         $      10.30         $       5.29
Ending Value                                 $  1,018.45         $  1,014.71         $   1,014.71         $   1,019.70
                                             -------------------------------------------------------------------------
Annualized Expense Ratio                            1.30%               2.05%                2.05%                1.05%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period multiplied by 182/365.


                                            Expense Overview    ANNUAL REPORT 27

Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
--------------------------------------------------------------------------------
  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (99.8%)
                     CONSUMER DISCRETIONARY (27.4%)
   12,400,000        Amazon.com, Inc.#^                         $   424,948,000
    4,600,000        American Eagle Outfitters, Inc.                135,930,000
      400,000        Autoliv, Inc.                                   19,060,000
    1,250,000        Black & Decker Corp.^                           98,737,500
    1,172,700        Boyd Gaming Corp.^                              61,156,305
    1,500,000        Brunswick Corp.^                                70,275,000
    2,900,000        Carnival Corp.^                                150,249,000
      900,000        Centex Corp.^                                   51,543,000
      550,000        Changs P F China Bistro, Inc.#^                 32,890,000
    1,300,000        Cheesecake Factory, Inc.#^                      46,085,000
    2,700,000        Chico's FAS, Inc.#^                             76,302,000
    1,350,000        Coach, Inc.#                                    76,450,500
    2,233,333        D.R. Horton, Inc.^                              65,302,657
    4,800,000        Eastman Kodak Company^                         156,240,000
    9,300,000        eBay, Inc.#^                                   346,518,000
      700,000        Electronics Boutique Holdings Corp.#^           30,079,000
    1,500,000        Foot Locker, Inc.                               43,950,000
    1,300,000        Garmin, Ltd.^                                   60,216,000
    4,950,000        Hilton Hotels Corp.                            110,632,500
    6,600,000        Home Depot, Inc.                               252,384,000
      900,000        KB Home^                                       105,714,000
    2,400,000        Marriott International, Inc.                   160,464,000
    2,100,000        Marvel Enterprises, Inc.#^                      42,000,000
      450,000        Overstock.com, Inc.#^                           19,345,500
      600,000        Panera Bread Company#^                          33,918,000
    2,400,000        Penn National Gaming, Inc.#^                    70,512,000
      700,000        Polaris Industries, Inc.^                       49,161,000
    1,200,000        Polo Ralph Lauren Corp.                         46,560,000
    1,350,000        Quicksilver, Inc.#^                             39,190,500
      500,000        Red Robin Gourmet Burgers, Inc.#^               25,455,000
      600,000        RH Donnelley Financial Corp.#^                  34,854,000
    1,500,000        Ryland Group, Inc.                              93,030,000
    1,700,000        Scientific Games Corp.#^                        38,845,000
    1,050,000        Shuffle Master, Inc.#^                          30,408,000
    6,000,000        Sirius Satellite Radio, Inc.#^                  33,720,000
    1,000,000        Sonic Corp.#^                                   33,400,000
    1,700,000        Station Casinos, Inc.^                         114,835,000
    1,600,000        Toll Brothers, Inc.#^                          126,160,000
    1,220,000        Too, Inc.#^                                     30,097,400
    7,750,000        Walt Disney Company^                           222,657,500
    1,200,000        Winnebago Industries, Inc.^                     37,920,000
    1,825,000        Wynn Resorts, Ltd.#^                           123,625,500
    4,315,000        XM Satellite Radio, Inc.#^                     135,922,500
                                                                ---------------
                                                                  3,956,743,362
                                                                ---------------

  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------

                     CONSUMER STAPLES (2.9%)
    2,550,000        Avon Products, Inc.^                       $   109,497,000
    1,100,000        Constellation Brands, Inc.#                     58,157,000
    5,700,000        Costco Wholesale Corp.^                        251,826,000
                                                                ---------------
                                                                    419,480,000
                                                                ---------------
                     ENERGY (7.8%)
      450,000        Amerada Hess Corp.^                             43,294,500
      450,000        Cabot Oil & Gas Corp.                           24,817,500
      300,000        Carbo Ceramics, Inc.                            21,045,000
    2,100,000        Chesapeake Energy Corp.                         46,074,000
    1,700,000        Exxon Mobil Corp.                              101,320,000
    1,000,000        General Maritime Corp.#^                        48,440,000
    2,150,000        Grant Prideco, Inc.#^                           51,944,000
      700,000        Hydril Company#^                                40,887,000
    1,100,000        Nabors Industries, Inc.#^                       65,054,000
    1,150,000        Occidental Petroleum Corp.^                     81,845,500
      600,000        Offshore Logistics, Inc.#^                      19,992,000
      400,000        Overseas Shipholding Group, Inc.^               25,164,000
    1,000,000        PetroKazakhstan, Inc.                           40,170,000
    1,000,000        Premcor, Inc.^                                  59,680,000
    1,750,000        Smith International, Inc.^                     109,777,500
    1,050,000        Tidewater Inc.^                                 40,803,000
      850,000        Ultra Petroleum Corp.#^                         43,180,000
      800,000        Unit Corp.#^                                    36,136,000
    2,600,000        Valero Energy Corp.                            190,502,000
    2,050,000        Williams Companies, Inc.                        38,560,500
                                                                ---------------
                                                                  1,128,686,500
                                                                ---------------
                     FINANCIALS (6.3%)
      600,000        Alliance Capital Management Holding L.P.        28,290,000
    3,250,000        Americredit Corp.#^                             76,180,000
      800,000        Associated Banc-Corp                            24,984,000
      350,000        Chicago Mercantile Exchange Holdings, Inc.^     67,910,500
    2,000,000        CIT Group, Inc.                                 76,000,000
      900,000        East West Bancorp, Inc.^                        33,228,000
      655,400        First Marblehead Corp.#^                        37,705,162
      800,000        Franklin Resources, Inc.                        54,920,000
    1,300,000        General Growth Properties, Inc.^                44,330,000
      600,000        Mills Corp.                                     31,740,000
    1,100,000        Moody's Corp.^                                  88,946,000
      550,000        New Century Financial Corp.                     25,751,000
    2,750,000        SLM Corp.^                                     137,060,000
    1,200,000        T Rowe Price Group, Inc.                        71,256,000
    1,800,000        TCF Financial Corp.^                            48,870,000
    1,120,000        UCBH Holdings, Inc.                             44,688,000
      410,000        UnionBanCal Corp.                               25,112,500
                                                                ---------------
                                                                    916,971,162
                                                                ---------------


28 ANNUAL REPORT    Schedule of Investments

                See accompanying Notes to Schedule of Investments

                                                                     Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
--------------------------------------------------------------------------------
  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
                     HEALTH CARE (9.5%)
      900,000        Alcon, Inc.^                               $    80,361,000
    1,400,000        American Medical Systems Holdings, Inc.#^       24,052,000
    1,200,000        Amerigroup Corp.#^                              43,872,000
      450,000        Biosite, Inc.#^                                 23,413,500
    2,000,000        C. R. Bard, Inc.                               136,160,000
      600,000        Cooper Companies, Inc.^                         43,740,000
    1,000,000        Covance, Inc.#                                  47,610,000
    1,400,000        Cytyc Corp.#^                                   32,214,000
      490,000        Dade Behring Holdings, Inc.#^                   28,875,700
    1,950,000        DaVita, Inc.#^                                  81,607,500
    1,500,000        Gen-Probe, Inc.#^                               66,840,000
    1,725,000        Immucor, Inc.#^                                 52,077,750
      950,000        Intuitive Surgical, Inc.#^                      43,196,500
    2,200,000        Medco Health Solutions, Inc.#^                 109,054,000
    2,100,000        PacifiCare Health Systems, Inc.#^              119,532,000
    1,400,000        Quest Diagnostics, Inc.                        147,182,000
    2,000,000        Sepracor, Inc.#^                               114,820,000
      925,000        Sierra Health Services, Inc.#^                  59,052,000
    1,000,000        Wellpoint Health Networks, Inc.#^              125,350,000
                                                                ---------------
                                                                  1,379,009,950
                                                                ---------------
                     INDUSTRIALS (9.5%)
      600,000        Actuant Corp.#^                                 26,952,000
      400,000        Alliant Techsystems, Inc.#^                     28,580,000
    2,440,000        American Standard Companies, Inc.^             113,411,200
      900,000        AMETEK, Inc.                                    36,225,000
      750,000        Armor Holdings, Inc.#^                          27,817,500
    1,000,000        Brink's Company                                 34,600,000
      800,000        C.H. Robinson Worldwide, Inc.                   41,224,000
      775,000        Corporate Executive Board Company               49,561,250
    1,100,000        Eaton Corp.^                                    71,940,000
      800,000        Hughes Supply, Inc.^                            23,800,000
      550,000        Illinois Tool Works, Inc.                       49,241,500
      250,000        ITT Industries, Inc.                            22,560,000
      950,000        JLG Industries, Inc.^                           20,472,500
    2,400,000        Joy Global, Inc.                                84,144,000
      900,000        Landstar System, Inc.#^                         29,475,000
    3,350,000        Masco Corp.                                    116,144,500
    1,500,000        Northrop Grumman Corp.                          80,970,000
      550,000        Oshkosh Truck Corp.^                            45,094,500
      650,000        PACCAR, Inc.^                                   47,053,500
    1,000,000        Precision Castparts Corp.^                      77,010,000
    1,300,000        Robert Half International, Inc.^                35,048,000
    2,500,000        Rockwell Automation, Inc.^                     141,600,000
    1,400,000        Ryder System, Inc.^                             58,380,000
      800,000        Teledyne Technologies, Inc.#^                   25,040,000
      750,000        Terex Corp.#^                                   32,475,000
      700,000        UTi Worldwide, Inc.^                            48,615,000
                                                                ---------------
                                                                  1,367,434,450
                                                                ---------------

  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------

                     INFORMATION TECHNOLOGY (32.9%)
    4,533,333        Activision, Inc.#^                         $    67,093,333
    1,600,000        Alliance Data Systems Corp.#^                   64,640,000
      699,500        Anteon International Corp.#^                    27,231,535
   15,000,000        Apple Computer, Inc.#                          625,050,000
    2,700,000        ATI Technologies, Inc.#^                        46,602,000
    4,000,000        Autodesk, Inc.#                                119,040,000
    2,200,000        Borland Software Corp.#^                        17,864,000
    1,800,000        CheckFree Corp.#^                               73,368,000
    2,450,000        Computer Sciences Corp.#^                      112,332,500
    6,700,000        Compuware Corp.#                                48,240,000
    1,100,000        Digital River, Inc.#^                           34,276,000
    4,600,000        Electronic Arts, Inc.#^                        238,188,000
    1,400,000        F5 Networks, Inc.#^                             70,686,000
    1,450,000        FLIR Systems, Inc.#^                            43,935,000
    2,269,028        Freescale Semiconductor, Inc.#^                 39,140,733
      750,000        Global Payments Inc.^                           48,367,500
      750,000        Google Inc.#^                                  135,382,500
    2,200,000        Harris Corp.^                                   71,830,000
      900,000        Infospace, Inc.#^                               36,747,000
    5,650,000        Juniper Networks, Inc.#^                       124,639,000
    5,700,000        Marvell Technology Group, Ltd.#^               218,538,000
      800,000        Micros Systems, Inc.#^                          29,368,000
   25,450,000        Motorola, Inc.                                 380,986,500
    7,900,000        Network Appliance, Inc.#^                      218,514,000
    2,500,000        NVIDIA Corp.#^                                  59,400,000
    4,000,000        Parametric Technology Corp.#^                   22,360,000
    1,100,000        Paxar Corp.#                                    23,474,000
    2,700,000        QLogic Corp.#^                                 109,350,000
   10,100,000        QUALCOMM, Inc.^                                370,165,000
    1,700,000        Research In Motion, Ltd.#^                     129,914,000
    1,450,000        RSA Security, Inc.#^                            22,982,500
    2,000,000        Sapient Corp.#^                                 14,690,000
    6,100,000        Seagate Technology                             119,255,000
    1,300,000        SigmaTel, Inc.#^                                48,659,000
   12,700,000        Symantec Corp.#^                               270,891,000
    1,100,000        Trimble Navigation, Ltd.#^                      37,191,000
      400,000        Verint Systems, Inc.#                           13,976,000
    5,900,000        VeriSign, Inc.#^                               169,330,000
   13,200,000        Yahoo!, Inc.#^                                 447,480,000
                                                                ---------------
                                                                  4,751,177,101
                                                                ---------------
                     MATERIALS (0.3%)
      500,000        Quanex Corporation^                             26,660,000
      650,000        Steel Dynamics, Inc.^                           22,392,500
                                                                ---------------
                                                                     49,052,500
                                                                ---------------


                                     Schedule of Investments    ANNUAL REPORT 29

                See accompanying Notes to Schedule of Investments

Growth Fund

SCHEDULE OF INVESTMENTS MARCH 31, 2005

  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------

                     TELECOMMUNICATION SERVICES (3.2%)
    2,500,000        America Movil, SA                          $   129,000,000
    2,600,000        American Tower Corp.#^                          47,398,000
    1,600,000        CenturyTel, Inc.^                               52,544,000
    2,209,900        NII Holdings, Inc.#^                           127,069,250
      800,000        SpectraSite, Inc.#^                             46,376,000
    2,800,000        Sprint Corp.^                                   63,700,000
                                                                ---------------
                                                                    466,087,250
                                                                ---------------
                     TOTAL COMMON STOCKS
                     (Cost $12,663,545,703)                     $14,434,642,275
                                                                ===============
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (18.8%)
2,718,597,451        Bank of New York Institutional Cash
                     Reserve Fund current rate 2.874%
                     (Cost $2,718,597,451)                        2,718,597,451
                                                                ---------------

TOTAL INVESTMENTS (118.6%)
   (Cost $15,382,143,154)                                        17,153,239,726
                                                                ===============
PAYABLE UPON RETURN OF SECURITIES
LOANED (-18.8%)                                                  (2,718,597,451)
OTHER ASSETS, LESS LIABILITIES (0.2%)                                31,932,205
                                                                ---------------
NET ASSETS (100.0%)                                             $14,466,574,480
                                                                ===============

NOTES TO SCHEDULE OF INVESTMENTS

#     Non-income producing security.

^     Security, or portion of security, is on loan.


30 ANNUAL REPORT   Schedule of Investments

                 See accompanying Notes to Financial Statements

Blue Chip Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
--------------------------------------------------------------------------------
  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (98.2%)
                     CONSUMER DISCRETIONARY (13.6%)
        2,000        Black & Decker Corp.^                      $       157,980
       12,000        Carnival Corp.^                                    621,720
        5,000        Centex Corp.^                                      286,350
       28,000        Comcast Corp.#^                                    945,840
        4,500        Dillard's, Inc.                                    121,050
       20,000        eBay, Inc.#                                        745,200
        2,700        Federated Department Stores, Inc.^                 171,828
       10,000        Ford Motor Company^                                113,300
        4,000        Fortune Brands, Inc.                               322,520
       12,000        Goodyear Tire & Rubber Company#^                   160,200
        5,500        Harley-Davidson, Inc.^                             317,680
        1,500        Harrah's Entertainment, Inc.^                       96,870
        8,000        Hilton Hotels Corp.                                178,800
       35,000        Home Depot, Inc.                                 1,338,400
        1,500        KB Home^                                           176,190
        6,000        Limited Brands, Inc.^                              145,800
       13,000        Lowe's Companies, Inc.                             742,170
        5,000        Marriott International, Inc.                       334,300
       35,000        McDonald's Corp.                                 1,089,900
        3,000        McGraw-Hill Companies, Inc.                        261,750
       13,000        Nike, Inc.                                       1,083,030
        8,800        Nordstrom, Inc.                                    487,344
        3,000        Omnicom Group, Inc.                                265,560
        5,000        Staples, Inc.                                      157,150
        9,000        Starbucks Corp.#^                                  464,940
        4,000        Starwood Hotels & Resorts Worldwide, Inc.^         240,120
       10,000        Target Corp.                                       500,200
       45,000        Time Warner, Inc.#                                 789,750
       30,000        Walt Disney Company                                861,900
        6,000        YUM! Brands, Inc.                                  310,860
                                                                ---------------
                                                                     13,488,702
                                                                ---------------
                     CONSUMER STAPLES (11.2%)
       28,000        Altria Group, Inc.^                              1,830,920
        4,000        Anheuser-Busch Companies, Inc.                     189,560
       55,000        Archer-Daniels-Midland Company                   1,351,900
        2,500        Clorox Company^                                    157,475
       18,000        Coca-Cola Company                                  750,060
        4,500        Colgate-Palmolive Company                          234,765
       12,000        Costco Wholesale Corp.^                            530,160
        5,000        CVS Corp.                                          263,100
        8,500        Hershey Foods Corp.                                513,910
       17,000        PepsiCo, Inc.                                      901,510
       26,000        Procter & Gamble Company^                        1,378,000
        3,500        Reynolds American, Inc.^                           282,065
       25,000        Sara Lee Corp.                                     554,000
        4,600        Supervalu, Inc.                                    153,410
        8,000        UST, Inc.^                                         413,600

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
       18,000        Wal-Mart Stores, Inc.^                     $       901,980
       16,000        Walgreen Company^                                  710,720
                                                                ---------------
                                                                     11,117,135
                                                                ---------------
                     ENERGY (11.0%)
        8,000        Apache Corp.                                       489,840
        4,000        Baker Hughes, Inc.^                                177,960
        5,000        Burlington Resources, Inc.                         250,350
       18,000        Chevrontexaco Corp.                              1,049,580
       20,000        Conocophillips                                   2,156,800
       11,000        Devon Energy (Chevron) Corp.                       525,250
       58,000        Exxon Mobil Corp.                                3,456,800
        4,500        Halliburton Company, Inc.                          194,625
       11,000        Marathon Oil Corporation                           516,120
        5,000        Occidental Petroleum Corp.^                        355,850
        8,000        Schlumberger NV (Schlumberger Ltd.)^               563,840
        9,000        Transocean, Inc.#^                                 463,140
        6,500        Unocal Corp.                                       400,985
        4,000        Valero Energy Corp.                                293,080
                                                                ---------------
                                                                     10,894,220
                                                                ---------------
                     FINANCIALS (17.5%)
        4,000        Ace, Ltd.                                          165,080
        5,000        AFLAC, Inc.                                        186,300
       15,000        Allstate Corp.                                     810,900
       16,000        American Express Company                           821,920
       12,800        American International Group, Inc.                 709,248
        4,000        Apartment Investment and
                     Management Company^                                148,800
       45,000        Bank of America Corp.                            1,984,500
        7,000        BB&T Corp.                                         273,560
        2,000        Bear Stearns & Company                             199,800
        2,500        Capital One Financial Corp.^                       186,925
        6,000        Chubb Corp.                                        475,620
       42,000        Citigroup, Inc.                                  1,887,480
        4,000        Comerica, Inc.                                     220,320
        4,902        Countrywide Financial Corp.                        159,119
        2,100        Federal Home Loan Mortgage Corp.                   132,720
       11,400        Federal National Mortgage Association              620,730
        8,200        Franklin Resources, Inc.                           562,930
       12,000        Golden West Financial Corp.^                       726,000
        6,000        Goldman Sachs Group, Inc.                          659,940
        1,500        Hartford Financial Services Group, Inc.^           102,840
       15,216        J.P. Morgan Chase & Company                        526,474
        7,000        Lehman Brothers Holdings, Inc.^                    659,120
        2,500        Lincoln National Corp.                             112,850
        5,000        Loews Corp.                                        367,700
       14,000        MBNA Corp.                                         343,700
        9,700        Merrill Lynch & Company, Inc.                      549,020
       14,000        Metlife, Inc.^                                     547,400
        3,500        Moody's Corp.                                      283,010


                                      Schedule of Investments   ANNUAL REPORT 31

                See accompanying Notes to Schedule of Investments

Blue Chip Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
--------------------------------------------------------------------------------
  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
        2,000        Progressive Corp.                          $       183,520
       20,000        Providian Financial Corp.#^                        343,200
        6,800        Prudential Financial, Inc.                         390,320
        2,500        Safeco Corp.                                       121,775
       13,000        SLM Corp.                                          647,920
        4,000        St. Paul Travelers Companies, Inc.^                146,920
       20,000        Wachovia Corp.                                   1,018,200
                                                                ---------------
                                                                     17,275,861
                                                                ---------------
                     HEALTH CARE (12.0%)
       23,000        Abbott Laboratories                              1,072,260
        7,400        Aetna, Inc.^                                       554,630
        7,000        Bausch & Lomb, Inc.^                               513,100
        4,000        Becton Dickinson and Company                       233,680
       12,000        Bristol-Myers Squibb Company                       305,520
        5,000        C. R. Bard, Inc.                                   340,400
        3,500        Cigna Corp.                                        312,550
        4,000        Guidant Corp.                                      295,600
        6,000        HCA, Inc.                                          321,420
        5,000        Humana, Inc.#^                                     159,700
       30,000        Johnson & Johnson                                2,014,800
       13,000        Medtronic, Inc.                                    662,350
       51,000        Pfizer, Inc.                                     1,339,770
        9,500        Quest Diagnostics, Inc.                            998,735
        7,000        St. Jude Medical, Inc.#                            252,000
       11,000        UnitedHealth Group, Inc.                         1,049,180
        3,400        Wellpoint Health Networks, Inc.#                   426,190
       21,000        Wyeth                                              885,780
        2,000        Zimmer Holdings, Inc.#^                            155,620
                                                                ---------------
                                                                     11,893,285
                                                                ---------------
                     INDUSTRIALS (12.6%)
       16,000        Boeing Company                                     935,360
       10,000        Burlington Northern Santa Fe Corp.                 539,300
        3,000        Caterpillar, Inc.                                  274,320
        2,000        Cummins, Inc.^                                     140,700
       17,000        Danaher Corp.^                                     907,970
        2,000        Deere & Company                                    134,260
        6,000        Eaton Corp.                                        392,400
        3,000        Emerson Electric Company                           194,790
        5,000        FedEx Corp.                                        469,750
        2,000        General Dynamics Corp.                             214,100
      100,000        General Electric Company                         3,606,000
       10,000        Honeywell International, Inc.                      372,100
        2,300        Ingersoll-Rand Company Limited                     183,195
       10,000        Lockheed Martin Corp.                              610,600
        5,500        Masco Corp.                                        190,685
        7,000        Norfolk Southern Corp.                             259,350
        3,000        Northrop Grumman Corp.                             161,940
        1,500        PACCAR, Inc.^                                      108,585
        6,000        Raytheon Company                                   232,200

  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------

        5,000        Robert Half International, Inc.^           $       134,800
        8,000        Rockwell Automation, Inc.                          453,120
        3,500        Textron, Inc.                                      261,170
       10,000        United Parcel Service, Inc.^                       727,400
        7,000        United Technologies Corp.                          711,620
       10,000        Waste Management, Inc.                             288,500
                                                                ---------------
                                                                     12,504,215
                                                                ---------------
                     INFORMATION TECHNOLOGY (12.7%)
        5,000        Adobe Systems, Inc.                                335,850
       20,000        Apple Computer, Inc.#                              833,400
        7,300        Applied Materials, Inc.^                           118,625
       29,200        Autodesk, Inc.#                                    868,992
        5,500        Automatic Data Processing, Inc.^                   247,225
       16,900        Avaya, Inc.#                                       197,392
       37,000        Cisco Systems, Inc.#                               661,930
       13,100        Corning, Inc.#                                     145,803
       30,000        Dell Computer Corp.#                             1,152,600
        7,500        Electronic Arts, Inc.#^                            388,350
       10,000        EMC Corp.#^                                        123,200
       30,200        Hewlett-Packard Company                            662,588
       33,500        Intel Corp.                                        778,205
       13,000        International Business Machines Corp.            1,187,940
       90,000        Microsoft Corp.                                  2,175,300
       36,000        Motorola, Inc.                                     538,920
       25,000        QUALCOMM, Inc.                                     916,250
        9,000        Symantec Corp.#^                                   191,970
        9,500        Texas Instruments, Inc.^                           242,155
       24,000        Yahoo!, Inc.#^                                     813,600
                                                                ---------------
                                                                     12,580,295
                                                                ---------------
                     MATERIALS (2.9%)
        8,000        Air Products and Chemicals, Inc.                   506,320
        4,000        Ball Corp.                                         165,920
       11,000        Dow Chemical Company                               548,350
       12,000        E. I. DuPont De Nemours and Company                614,880
        3,000        Eastman Chemical Company                           177,000
        4,000        MeadWestvaco Corp.                                 127,280
        3,000        Newmont Mining Corp.^                              126,750
        5,000        Nucor Corp.                                        287,800
        2,000        United States Steel Corp.^                         101,700
        3,700        Vulcan Materials Company^                          210,271
                                                                ---------------
                                                                      2,866,271
                                                                ---------------
                     TELECOMMUNICATION SERVICES (2.4%)
        9,000        ALLTEL Corp.^                                      493,650
       10,000        Nextel Communications, Inc.#^                      284,200
       28,000        SBC Communications, Inc.                           663,320
       18,000        Sprint Corp.                                       409,500
       13,000        Verizon Communications, Inc.                       461,500
                                                                ---------------
                                                                      2,312,170
                                                                ---------------


32 ANNUAL REPORT    Schedule of Investments

                See accompanying Notes to Schedule of Investments

                                                                  Blue Chip Fund

SCHEDULE OF INVESTMENTS MARCH 31, 2005

  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
                     UTILITIES (2.3%)
       12,000        AES Corp.#                                 $       196,560
        2,000        Constellation Energy Group, Inc.                   103,400
       22,000        Duke Energy Corp.^                                 616,220
        2,500        Entergy Corp.^                                     176,650
        9,000        Exelon Corp.                                       413,010
        4,500        FirstEnergy Corp.^                                 188,775
        3,500        Keyspan Corp.                                      136,395
        3,500        PG&E Corp.                                         119,350
        4,500        TXU Corp.^                                         358,335
                                                                ---------------
                                                                      2,308,695
                                                                ---------------
                     TOTAL COMMON STOCKS
                     (Cost $90,941,055)                              97,240,849
                                                                ===============

  PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (2.0%)
   $1,993,000        Exxon Mobil Corp.
                     2.550%, 04/01/05
                     (Cost $1,993,000)                                1,993,000
                                                                ---------------

  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES ON LOAN (20.8%)
   20,615,022        Bank of New York Institutional Cash
                     Reserve Fund current rate 2.874%
                     (Cost $20,615,022)                         $    20,615,022
                                                                ---------------
TOTAL INVESTMENTS (121.0%)
   (Cost $113,549,077)                                              119,848,871
                                                                ===============
PAYABLE UPON RETURN OF SECURITIES
LOANED (-20.8%)                                                     (20,615,022)
LIABILITIES, LESS OTHER ASSETS
(-0.2%)                                                                (182,740)
                                                                ---------------
NET ASSETS (100.0%)                                             $    99,051,109
                                                                ===============

NOTES TO SCHEDULE OF INVESTMENTS

#     Non-income producing security.

^     Security, or portion of security, is on loan.


                                     Schedule of Investments    ANNUAL REPORT 33

                 See accompanying Notes to Financial Statements

Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
--------------------------------------------------------------------------------
  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (94.3%)
                     CONSUMER DISCRETIONARY (21.4%)
      160,000        Callaway Golf Company^                     $     2,048,000
       60,000        Carnival Corp.^                                  3,108,600
      150,000        Circuit City Stores, Inc.                        2,407,500
       75,000        Home Depot, Inc.                                 2,868,000
       56,000        Marriott International, Inc.                     3,744,160
       30,000        Omnicom Group, Inc.^                             2,655,600
      139,000        Time Warner, Inc.#^                              2,439,450
      138,000        Walt Disney Company                              3,964,740
       13,000        YUM! Brands, Inc.                                  673,530
                                                                ---------------
                                                                     23,909,580
                                                                ---------------
                     CONSUMER STAPLES (3.7%)
       87,000        Coca-Cola Company                                3,625,290
       21,200        Sara Lee Corp.                                     469,792
                                                                ---------------
                                                                      4,095,082
                                                                ---------------
                     ENERGY (5.1%)
       41,000        Anadarko Petroleum Corp.                         3,120,100
       55,000        Marathon Oil Corporation                         2,580,600
                                                                ---------------
                                                                      5,700,700
                                                                ---------------
                     FINANCIALS (15.0%)
       40,000        A.G. Edwards, Inc.^                              1,792,000
       40,000        American International Group, Inc.               2,216,400
      165,000        Janus Capital Group, Inc.^                       2,301,750
       61,000        MBNA Corp.                                       1,497,550
       80,000        Merrill Lynch & Company, Inc.                    4,528,000
       17,000        MGIC Investment Corp.^                           1,048,390
       85,000        Washington Mutual, Inc.                          3,357,500
                                                                ---------------
                                                                     16,741,590
                                                                ---------------
                     HEALTH CARE (9.0%)
      155,000        Bristol-Myers Squibb Company                     3,946,300
       74,000        HCA, Inc.^                                       3,964,180
       52,000        Wyeth^                                           2,193,360
                                                                ---------------
                                                                     10,103,840
                                                                ---------------
                     INDUSTRIALS (11.2%)
       68,000        Burlington Northern Santa Fe Corp.               3,667,240
       11,000        Career Education Corp.#^                           376,860
       58,000        Cendant Corp.                                    1,191,320
       53,000        H&R Block, Inc.^                                 2,680,740
       75,000        Masco Corp.                                      2,600,250
       70,000        Waste Management, Inc.                           2,019,500
                                                                ---------------
                                                                     12,535,910
                                                                ---------------
                     INFORMATION TECHNOLOGY (18.3%)
       75,000        Electronic Data Systems Corp.^                   1,550,250
       14,685        Freescale Semiconductor, Inc.#^                    253,316
      100,000        Hewlett-Packard Company                          2,194,000
      145,000        Microsoft Corp.^                                 3,504,650
      133,000        Motorola, Inc.                                   1,991,010

  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------

      300,000 EUR    Nokia Corp.                                $     4,627,973
       95,000        NVIDIA Corp.#                                    2,257,200
      150,000        Veritas Software Corp.#                          3,483,000
       20,000        Yahoo!, Inc.#^                                     678,000
                                                                ---------------
                                                                     20,539,399
                                                                ---------------
                     MATERIALS (3.3%)
        5,700 CHF    Givaudan, SA                                     3,661,275
                                                                ---------------
                     TELECOMMUNICATION SERVICES (1.7%)
       75,000        MCI, Inc.^                                       1,869,000
                                                                ---------------
                     UTILITIES (5.6%)
      385,000        AES Corp.#^                                      6,306,300
                                                                ---------------
                     TOTAL COMMON STOCKS
                     (Cost $93,966,612)                             105,462,676
                                                                ===============
  PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (8.9%)
$  10,020,000        Exxon Mobil Corp.
                     2.550%, 04/01/05
                     (Cost $10,020,000)                              10,020,000
                                                                ---------------

  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (19.5%)
   21,822,636        Bank of New York Institutional Cash
                     Reserve Fund current rate 2.874%
                     (Cost $21,822,636)                              21,822,636
                                                                ---------------

TOTAL INVESTMENTS (122.7%)
   (Cost $125,809,248)                                              137,305,312
                                                                ===============

PAYABLE UPON RETURN OF SECURITIES
LOANED (-19.5%)                                                     (21,822,636)
LIABILITIES, LESS OTHER ASSETS
(-3.2%)                                                              (3,602,573)
                                                                ---------------
NET ASSETS (100.0%)                                             $   111,880,103
                                                                ===============

NOTES TO SCHEDULE OF INVESTMENTS

#     Non-income producing security.

^     Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS
CHF        Swiss Franc
EUR        European Monetary Unit

NOTE: MARKET VALUE FOR SECURITIES DENOMINATED IN FOREIGN CURRENCIES ARE SHOWN IN U.S. DOLLARS.


34 ANNUAL REPORT    Schedule of Investments

                 See accompanying Notes to Financial Statements

Growth and Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
CORPORATE BONDS (2.1%)
                     CONSUMER DISCRETIONARY (0.3%)
$   6,000,000        Hasbro, Inc.
                     6.600%, 07/15/28                           $     6,139,788
    7,000,000        Mediacom Communications Corp.^
                     9.500%, 01/15/13                                 7,017,500
                                                                ---------------
                                                                     13,157,288
                                                                ---------------
                     CONSUMER STAPLES (0.2%)
   11,030,000        Smithfield Foods, Inc.
                     7.750%, 05/15/13                                11,746,950
                                                                ---------------
                     HEALTH CARE (0.5%)
   24,000,000        Tenet Healthcare Corp.*^
                     9.250%, 02/01/15                                24,060,000
                                                                ---------------
                     INDUSTRIALS (0.6%)
   28,000,000        Hutchison Whampoa, Ltd.*^
                     6.250%, 01/24/14                                29,177,372
                                                                ---------------
                     UTILITIES (0.5%)
   38,000,000        Calpine Corp.^
                     8.500%, 05/01/08                                27,170,000
                                                                ---------------
                     TOTAL CORPORATE BONDS
                     (Cost $106,711,461)                            105,311,610
                                                                ===============
CONVERTIBLE BONDS (44.2%)
                     CONSUMER DISCRETIONARY (8.8%)
   16,000,000        Aristocrat Leisure, Ltd.@
                     5.000%, 05/31/06                                23,275,442
                     Carnival Corp.^
   40,000,000        0.000%, 10/24/21                                34,700,000
    6,275,000        2.000%, 04/15/21                                 8,565,375
   13,500,000        CKE Restaurants, Inc.^
                     4.000%, 10/01/23                                25,633,125
   34,000,000        Eastman Kodak Company^
                     3.375%, 10/15/33                                41,480,000
   32,000,000        Goodyear Tire & Rubber Company*^
                     4.000%, 06/15/34                                41,640,000
                     Liberty Media Corp. (Time Warner)
   88,000,000        0.750%, 03/30/23^                               96,800,000
   17,720,000        0.750%, 03/30/23*                               19,492,000
   11,915,000        Lions Gate Entertainment Corp.*
                     3.625%, 03/15/25                                12,689,475
   50,000,000        Omnicom Group, Inc.
                     0.000%, 02/07/31                                49,562,500
    4,000,000        Overstock.com, Inc.*^
                     3.750%, 12/01/11                                 3,685,000
    9,930,000        Playboy Enterprises, Inc.*^
                     3.000%, 03/15/25                                 9,979,650
   56,000,000        Royal Caribbean Cruises, Ltd.
                     0.000%, 02/02/21                                29,680,000
   34,000,000        Walt Disney Company^
                     2.125%, 04/15/23                                37,527,500
                                                                ---------------
                                                                    434,710,067
                                                                ---------------

  PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
                     CONSUMER STAPLES (1.0%)
$  16,000,000        Bunge, Ltd.
                     3.750%, 11/15/22                           $    26,960,000
    9,750,000        Church & Dwight Company, Inc.*
                     5.250%, 08/15/33                                13,016,250
    6,200,000        Whole Foods Market, Inc.^
                     0.000%, 03/02/18                                 6,765,750
                                                                ---------------
                                                                     46,742,000
                                                                ---------------
                     ENERGY (5.3%)
   24,000,000        BJ Services Company^
                     0.395%, 04/24/22                                19,800,000
   24,235,000        Cal Dive International, Inc.*
                     3.250%, 12/15/25                                24,901,462
   19,860,000        Grey Wolf, Inc.
                     3.750%, 05/07/23                                23,534,100
   75,000,000        Halliburton Company, Inc.^
                     3.125%, 07/15/23                                97,125,000
   32,000,000        Nabors Industries, Inc.^
                     0.000%, 06/15/23                                32,520,000
    7,450,000        OMI Corp.*
                     2.875%, 12/01/24                                 7,124,063
   30,000,000        Schlumberger, NV (Schlumberger, Ltd.)^
                     2.125%, 06/05/23                                32,362,500
   17,875,000        Veritas DGC, Inc.*^++
                     2.260%, 03/15/24                                24,734,531
                                                                ---------------
                                                                    262,101,656
                                                                ---------------
                     FINANCIALS (8.0%)
   42,000,000        American Financial Group, Inc.^
                     1.486%, 06/02/33                                17,220,000
   43,915,000        Bank of America Corp.
                     0.250%, 01/26/10                                42,707,337
   22,350,000        BlackRock, Inc.*
                     2.625%, 02/15/35                                22,210,313
   14,895,000        CapitalSource, Inc.*
                     3.500%, 07/15/34                                14,708,813
                     HCC Insurance Holdings, Inc.
   10,500,000        1.300%, 04/01/23                                11,851,875
   10,000,000        2.000%, 09/01/21^                               11,900,000
   60,000,000        Host Marriott Corp.*^
                     3.250%, 04/15/24                                65,700,000
   21,000,000        Lehman Brothers Holdings, Inc.
                     0.250%, 12/06/11                                23,730,000
   20,000,000        Markel Corp.
                     0.000%, 06/05/31                                 8,225,000
   47,000,000        Merrill Lynch & Company, Inc.
                     0.000%, 03/13/32                                47,411,250
   21,000,000        Morgan Stanley (Anadarko, Diamond)
                     0.250%, 12/30/11                                24,176,250
   75,000,000        Morgan Stanley (Bristol Myers, Biogen,
                     Merck) 0.250%, 04/01/09                         65,109,375
                     Providian Financial Corp.^
   10,000,000        2.750%, 03/15/16                                11,937,500
    8,045,000        4.000%, 05/15/08                                11,534,519


                                      Schedule of Investments   ANNUAL REPORT 35

                See accompanying Notes to Schedule of Investments

Growth and Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
$  10,900,000        Select Insurance Group^
                     1.616%, 09/24/32                           $     6,730,750
    5,815,000        Silicon Valley Bancshares*
                     0.000%, 06/15/08                                 7,842,981
                                                                ---------------
                                                                    392,995,963
                                                                ---------------
                     HEALTH CARE (7.3%)
   38,500,000        Advanced Medical Optics, Inc.*
                     2.500%, 07/15/24                                38,403,750
                     Cytyc Corp.^
   18,808,000        2.250%, 03/15/24*                               19,912,970
    8,592,000        2.250%, 03/15/24                                 9,096,780
                     First Horizon Pharmaceutical Corp.
   12,400,000        1.750%, 03/08/24*                               12,105,500
    9,700,000        1.750%, 03/08/24^                                9,469,625
   14,900,000        Genesis Healthcare Corp.*^
                     2.500%, 03/15/25                                15,458,750
   22,000,000        Henry Schein, Inc.^
                     3.000%, 08/15/34                                22,990,000
   19,015,000        Integra LifeSciences Holdings Corp.*
                     2.500%, 03/15/08                                23,031,919
   45,000,000        IVAX Corp.^
                     1.875%, 12/15/24                                50,850,000
   48,000,000        Medtronic, Inc.
                     1.250%, 09/15/21                                48,120,000
                     SFBC International, Inc.
   19,263,000        2.250%, 08/15/24*                               22,032,056
    8,585,000        2.250%, 08/15/24^                                9,819,094
                     Teva Pharmaceutical Industries, Ltd.^
   34,000,000        0.250%, 02/01/24                                34,255,000
   20,500,000        0.500%, 02/01/24                                20,500,000
   45,000,000        Thoratec Corp.^
                     1.380%, 05/16/34                                23,906,250
                                                                ---------------
                                                                    359,951,694
                                                                ---------------
                     INDUSTRIALS (4.7%)
                     AGCO Corp.^
   15,000,000        1.750%, 12/31/33*                               14,868,750
   15,000,000        1.750%, 12/31/33                                14,868,750
   18,750,000        Armor Holdings, Inc.^
                     2.000%, 11/01/24                                18,000,000
    8,000,000        Labor Ready, Inc.
                     6.250%, 06/15/07                                20,930,000
   19,500,000 EUR    Siemens, AG
                     1.375%, 06/04/10                                28,839,586
    4,900,000        Titan International, Inc.*^
                     5.250%, 07/26/09                                 6,345,500
                     Tyco International, Ltd.
   31,500,000        3.125%, 01/15/23*^                              50,006,250
   26,000,000        2.750%, 01/15/18^                               38,870,000
   23,000,000        2.750%, 01/15/18*                               34,385,000
    3,970,000        United Industrial Corp.*^
                     3.750%, 09/15/24                                 4,213,163
                                                                ---------------
                                                                    231,326,999
                                                                ---------------

 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
                     INFORMATION TECHNOLOGY (4.8%)
$  41,300,000        Anixter International, Inc.
                     0.000%, 07/07/33                           $    21,837,375
                     BearingPoint, Inc.*^
   18,000,000        2.500%, 12/15/24                                19,215,000
    5,000,000        2.750%, 12/15/24                                 5,406,250
   15,000,000        CSG Systems International, Inc.*
                     2.500%, 06/15/24                                13,575,000
   17,350,000        Digital River, Inc.*
                     1.250%, 01/01/24                                16,916,250
   27,000,000        Euronet Worldwide, Inc.*^
                     1.625%, 12/15/24                                28,012,500
   10,373,000        Harris Corp.
                     3.500%, 08/15/22                                15,689,163
   16,500,000        Juniper Networks, Inc.*^
                     0.000%, 06/15/08                                20,191,875
   12,782,000        Lucent Technologies, Inc.^
                     2.750%, 06/15/25                                14,251,930
    7,450,000        M-Systems Flash Disk Pioneers Ltd.*^
                     1.000%, 03/15/35                                 6,816,750
   16,500,000        Micron Technology, Inc.^
                     2.500%, 02/01/10                                17,139,375
   25,000,000        Serena Software, Inc.^
                     1.500%, 12/15/23                                29,718,750
   24,000,000        Sybase, Inc.*
                     1.750%, 02/22/25                                23,370,000
    5,958,000        Synaptics Inc.*^
                     0.750%, 12/01/24                                 5,019,615
                                                                ---------------
                                                                    237,159,833
                                                                ---------------
                     MATERIALS (3.1%)
   40,250,000        Anglo American, PLC
                     3.375%, 04/17/07                                45,286,224
   20,000,000        Century Aluminum Company*
                     1.750%, 08/01/24                                23,400,000
                     Freeport-McMoRan Copper & Gold, Inc.
   11,000,000        7.000%, 02/11/11                                15,853,750
    4,000,000        7.000%, 02/11/11*^                               5,765,000
   15,000,000        Inco, Ltd.^
                     0.000%, 03/29/21                                15,956,250
                     Massey Energy Company^
   20,000,000        2.250%, 04/01/24                                27,325,000
   13,000,000        2.250%, 04/01/24*                               17,761,250
                                                                ---------------
                                                                    151,347,474
                                                                ---------------
                     TELECOMMUNICATION SERVICES (1.2%)
   19,450,000        Nextel Partners, Inc.^
                     1.500%, 11/15/08                                34,086,125
   19,600,000        NII Holdings, Inc.^
                     2.875%, 02/01/34                                24,769,500
                                                                ---------------
                                                                     58,855,625
                                                                ---------------
                     TOTAL CONVERTIBLE BONDS
                     (Cost $2,057,258,946)                        2,175,191,311
                                                                ===============


36 ANNUAL REPORT   Schedule of Investments

                See accompanying Notes to Schedule of Investments

                                                          Growth and Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
--------------------------------------------------------------------------------
  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (10.0%)
                     CONSUMER DISCRETIONARY (0.8%)
      825,000        Ford Motor Company Capital
                     Trust II 6.500%                            $    37,405,500
                                                                ---------------
                     ENERGY (3.1%)
      280,000        Amerada Hess Corp.
                     7.000%                                          23,489,200
    1,750,000        Valero Energy Corp.
                     2.000%                                         127,531,250
                                                                ---------------
                                                                    151,020,450
                                                                ---------------
                     FINANCIALS (2.9%)
      760,000        Genworth Financial, Inc.
                     6.000%                                          24,396,000
      300,000        Hartford Financial Services Group, Inc.
                     7.000%                                          19,335,000
      676,000        IndyMac Bancorp, Inc.
                     6.000%                                          38,599,600
      795,000        Marshall & Ilsley Corp.
                     6.500%                                          21,154,950
      108,745        Reinsurance Group of America, Inc.
                     5.750%                                           6,334,396
      666,000        Washington Mutual, Inc.
                     5.375%                                          34,731,900
                                                                ---------------
                                                                    144,551,846
                                                                ---------------
                     HEALTH CARE (0.5%)
      420,000        Baxter International, Inc.^
                     7.000%                                          22,617,000
                                                                ---------------
                     INDUSTRIALS (0.8%)
    9,000,000 GBP    BAE Systems, PLC
                     7.750%                                          23,170,469
      197,300        Cummins, Inc.
                     7.000%                                          15,167,437
                                                                ---------------
                                                                     38,337,906
                                                                ---------------
                     INFORMATION TECHNOLOGY (0.6%)
       31,000        Lucent Technologies, Inc.
                     7.750%                                          32,286,500
                                                                ---------------
                     MATERIALS (0.4%)
      102,000        Phelps Dodge Corp.
                     6.750%                                          21,513,840
                                                                ---------------
                     TELECOMMUNICATION SERVICES (0.9%)
      865,000        ALLTEL Corp.
                     7.750%                                          43,673,850
                                                                ---------------
                     TOTAL CONVERTIBLE PREFERRED STOCKS
                     (Cost $392,125,991)                            491,406,892
                                                                ===============

  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (39.7%)
                     CONSUMER DISCRETIONARY (9.8%)
     447,000         Carnival Corp.^                            $    23,159,070
     260,000         Genuine Parts Company^                          11,307,400
   1,400,000         Harley-Davidson, Inc.^                          80,864,000
   2,640,000         Home Depot, Inc.^                              100,953,600
   1,614,035         J.C. Penney Company, Inc.                       83,800,697
     625,000         Jack in the Box, Inc.#^                         23,187,500
     135,000         Omnicom Group, Inc.^                            11,950,200
   1,775,000         Starbucks Corp.#^                               91,696,500
   1,030,000         YUM! Brands, Inc.                               53,364,300
                                                                ---------------
                                                                    480,283,267
                                                                ---------------
                     CONSUMER STAPLES (1.9%)
   3,500,000         Archer-Daniels-Midland Company^                 86,030,000
     344,200         Sara Lee Corp.^                                  7,627,472
                                                                ---------------
                                                                     93,657,472
                                                                ---------------
                     ENERGY (3.1%)
     345,000         Anadarko Petroleum Corp.#^                      26,254,500
     700,000         Forest Oil Corp.#^                              28,350,000
     700,000         Noble Energy, Inc.^                             47,614,000
     529,500         Plains Exploration & Production Company#^       18,479,550
     982,221         XTO Energy, Inc.                                32,256,138
                                                                ---------------
                                                                    152,954,188
                                                                ---------------
                     FINANCIALS (3.2%)
     430,000         Allstate Corp.                                  23,245,800
     640,000         American Financial Group, Inc.^                 19,712,000
     145,000         BlackRock, Inc.^                                10,864,850
     693,840         Prudential Financial, Inc.                      39,826,416
   1,600,000         Washington Mutual, Inc.^                        63,200,000
                                                                ---------------
                                                                    156,849,066
                                                                ---------------
                     HEALTH CARE (4.4%)
   1,400,000         HCA, Inc.^                                      74,998,000
   1,160,000         UnitedHealth Group, Inc.                       110,640,800
     262,200         Wellpoint Health Networks, Inc.#^               32,866,770
                                                                ---------------
                                                                    218,505,570
                                                                ---------------
                     INDUSTRIALS (5.6%)
     835,000         Boeing Company^                                 48,814,100
   1,000,000         Burlington Northern Santa Fe Corp.              53,930,000
     415,000         General Dynamics Corp.                          44,425,750
   1,030,000         H&R Block, Inc.^                                52,097,400
     572,001         L-3 Communications Holdings^                    40,623,511
     850,000         Raytheon Company                                32,895,000
                                                                ---------------
                                                                    272,785,761
                                                                ---------------

                                      Schedule of Investments   ANNUAL REPORT 37

                See accompanying Notes to Schedule of Investments

Growth and Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
--------------------------------------------------------------------------------
  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
                     INFORMATION TECHNOLOGY (7.9%)
      600,000        Anixter International, Inc.#^              $    21,690,000
    1,860,000        Autodesk, Inc.                                  55,353,600
    1,350,000        Infosys Technologies, Ltd.^                     99,535,500
    1,400,000        Juniper Networks, Inc.#^                        30,884,000
    2,276,000        Microsoft Corp.                                 55,010,920
    1,517,355        Motorola, Inc.                                  22,714,804
    4,500,000 EUR    Nokia Corp.                                     69,419,595
    1,000,000        NVIDIA Corp.#^                                  23,760,000
      531,926        Symantec Corp.#^                                11,345,982
                                                                ---------------
                                                                    389,714,401
                                                                ---------------
                     MATERIALS (1.1%)
    1,200,000        Allegheny Technologies, Inc.^                   28,932,000
      438,000        Nucor Corp.                                     25,211,280
                                                                ---------------
                                                                     54,143,280
                                                                ---------------
                     UTILITIES (2.7%)
    8,000,000        AES Corp.#                                     131,040,000
                                                                ---------------
                     TOTAL COMMON STOCKS
                     (Cost $1,558,812,336)                        1,949,933,005
                                                                ===============

 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.2%)
$ 100,000,000        Citigroup, Inc.
                     2.640%, 04/01/05                               100,000,000
    6,017,000        Exxon Mobil Corp.
                     2.550%, 04/01/05                                 6,017,000
  100,000,000        UBS Finance, Inc.
                     2.790%, 04/01/05                               100,000,000
                                                                ---------------
                     TOTAL SHORT-TERM INVESTMENTS
                     (Cost $206,017,000)                            206,017,000
                                                                ===============

  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES ON LOAN (16.5%)
 811,094,630         Bank of New York Institutional
                     Cash Reserve Fund
                     current rate 2.874%
                     (Cost $811,094,630)                            811,094,630
                                                                ---------------
TOTAL INVESTMENTS (116.7%)
    (Cost $5,132,020,364)                                         5,738,954,448
                                                                ===============

PAYABLE UPON RETURN OF
SECURITIES LOANED (-16.5%)                                         (811,094,630)
LIABILITIES, LESS OTHER ASSETS
(-0.2%)                                                             (10,512,652)
                                                                ---------------
NET ASSETS (100.0%)                                             $ 4,917,347,166
                                                                ===============

NOTES TO SCHEDULE OF INVESTMENTS

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At March 31, 2005, the market value of 144A securities that could not be exchanged to the registered form was $330,379,168 or 6.7% of net assets.

++ Variable rate security. The interest rate shown is the rate in effect at March 31, 2005.

#     Non-income producing security.

^     Security, or portion of security, is on loan.

@ Security has been priced at a fair value following procedures approved by the Board of Trustees, and at March 31, 2005 involved the use of estimates and assumptions as determined by management personnel without the utilization of an independent third party pricing service.

FOREIGN CURRENCY ABBREVIATIONS

EUR        European Monetary Unit
GBP        British Pound Sterling

NOTE: MARKET VALUE FOR SECURITIES DENOMINATED IN FOREIGN CURRENCIES ARE SHOWN IN U.S. DOLLARS.


38 ANNUAL REPORT   Schedule of Investments

                 See accompanying Notes to Financial Statements

Global Growth and Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
CORPORATE BONDS (1.0%)
                     CONSUMER DISCRETIONARY (0.2%)
$     280,000 GBP    EMI Group, PLC
                     9.750%, 05/20/08                           $       571,484
                                                                ---------------
                     CONSUMER STAPLES (0.1%)
      470,000        Smithfield Foods, Inc.
                     7.750%, 05/15/13                                   500,550
                                                                ---------------
                     INDUSTRIALS (0.3%)
      850,000        Hutchison Whampoa, Ltd.*^
                     6.250%, 01/24/14                                   885,742
                                                                ---------------
                     MATERIALS (0.2%)
      460,000 EUR    HeidelbergCement Finance*
                     7.375%, 07/15/10                                   659,720
                                                                ---------------
                     UTILITIES (0.2%)
    1,000,000        Calpine Corp.^
                     8.500%, 05/01/08                                   715,000
                                                                ---------------
                     TOTAL CORPORATE BONDS
                     (Cost $3,108,185)                                3,332,496
                                                                ===============
CONVERTIBLE BONDS (48.9%)
                     CONSUMER DISCRETIONARY (12.8%)
    2,600,000 EUR    Adidas-Salomon, AG
                     2.500%, 10/08/18                                 4,396,321
    1,260,050 AUD    APN News & Media, Ltd.
                     7.250%, 10/31/08                                 1,262,266
    2,700,000        Aristocrat Leisure, Ltd.@
                     5.000%, 05/31/06                                 3,927,731
    1,000,000        Best Buy Company, Inc.^
                     2.250%, 01/15/22                                 1,026,250
    2,500,000        Carnival Corp.^
                     0.000%, 10/24/21                                 2,168,750
  110,000,000 JPY    Casio Computer Company
                     0.000%, 09/30/10                                 1,093,960
      650,000        CKE Restaurants, Inc.^
                     4.000%, 10/01/23                                 1,234,187
    3,000,000 EUR    Continental Gummi Finance, BV
                     1.625%, 05/19/11                                 4,894,803
    1,450,000        Goodyear Tire & Rubber Company*^
                     4.000%, 06/15/34                                 1,886,812
    2,600,000 GBP    Hilton Group, PLC
                     3.375%, 10/02/10                                 6,051,715
                     Liberty Media Corp. (Time Warner)
      600,000        0.750%, 03/30/23^                                  660,000
      500,000        0.750%, 03/30/23*                                  550,000
   90,000,000 JPY    Sony Corp.
                     0.000%, 12/18/08                                   856,803
  300,000,000 JPY    Suzuki Motor Corp.
                     0.000%, 03/31/10                                 3,008,181
    2,700,000        Walt Disney Company
                     2.125%, 04/15/23                                 2,980,125
  300,000,000 JPY    Yamada Denki Company
                     0.000%, 09/28/07                                 4,139,474
                                                                ---------------
                                                                     40,137,378
                                                                ---------------

 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
                     CONSUMER STAPLES (0.8%)
$   1,225,000 EUR    Royal Numico, NV
                     3.000%, 07/11/10                           $     2,561,257
                                                                ---------------
                     ENERGY (5.5%)
                     1,600,000 Cal Dive International, Inc.*
                     3.250%, 12/15/25                                 1,644,000
    1,125,000 EUR    Mediobanca International, Ltd.
                     2.000%, 06/21/06                                 1,545,033
    1,000,000        Nabors Industries, Inc.^
                     0.000%, 06/15/23                                 1,016,250
    4,599,000 EUR    OMV, AG*
                     1.500%, 12/01/08                                 6,186,707
                     Repsol Ypf, SA
    2,500,000        4.500%, 01/26/11                                 3,093,702
      700,000        4.500%, 01/26/11*^                                 866,237
    2,750,000        Schlumberger, NV (Schlumberger, Ltd.)^
                     2.125%, 06/01/23                                 2,966,563
                                                                ---------------
                                                                     17,318,492
                                                                ---------------
                     FINANCIALS (6.0%)
    1,850,000        American Financial Group, Inc.^
                     1.486%, 06/02/33                                   758,500
    3,400,000 EUR    EFG Eurobank Ergasias
                     1.000%, 11/29/09                                 4,578,661
      850,000        Host Marriott Corp.*^
                     3.250%, 04/15/24                                   930,750
    1,400,000        Lehman Brothers Holdings, Inc.
                     0.250%, 12/06/11                                 1,582,000
    1,400,000        Morgan Stanley (Anadarko, Diamond)
                     0.250%, 12/30/11                                 1,611,750
    3,300,000        Morgan Stanley (Bristol Myers, Biogen,
                     Merck)
                     0.250%, 04/01/09                                 2,864,813
    1,100,000        Providian Financial Corp.
                     2.750%, 03/15/16                                 1,313,125
    4,500,000        QBE Funding Trust III*
                     0.000%, 09/24/24                                 3,121,746
   17,000,000 HKD    Sino Land Company, Ltd.
                     1.625%, 11/30/09                                 2,167,913
                                                                ---------------
                                                                     18,929,258
                                                                ---------------
                     HEALTH CARE (4.0%)
    1,050,000        Advanced Medical Optics, Inc.*
                     2.500%, 07/15/24                                 1,047,375
    1,700,000        Celgene Corp.^
                     1.750%, 06/01/08                                 2,550,000
    1,500,000        Cytyc Corp.*
                     2.250%, 03/15/24                                 1,588,125
    3,900,000 EUR    Essilor International
                     1.500%, 07/02/10                                 3,105,755
    1,500,000        Medtronic, Inc.
                     1.250%, 09/15/21                                 1,503,750
    2,800,000        Teva Pharmaceutical Industries, Ltd.^
                     0.500%, 02/01/24                                 2,800,000
                                                                ---------------
                                                                     12,595,005
                                                                ---------------


                                      Schedule of Investments   ANNUAL REPORT 39

                See accompanying Notes to Schedule of Investments

Global Growth and Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
                     INDUSTRIALS (8.1%)
$   2,500,000 SGD    Arcadia Global
                     0.000%, 04/13/09                           $     1,571,700
    1,100,000        Armor Holdings, Inc.^
                     2.000%, 11/01/24                                 1,056,000
    1,650,000 EUR    Bank Austria, AG
                     1.250%, 01/15/07                                 3,136,361
    3,700,000 EUR    BMW Finance, NV
                     1.875%, 12/18/08                                 5,353,547
    3,375,000 CHF    Geberit, AG
                     1.000%, 06/14/10                                 3,005,398
    1,600,000 EUR    Kredit Wiederauf (Deutsche Post, AG)
                     0.875%, 01/08/07                                 2,131,488
    4,200,000 EUR    Siemens, AG
                     1.375%, 06/04/10                                 6,211,603
    2,100,000        Tyco International, Ltd.^
                     2.750%, 01/15/18                                 3,139,500
                                                                ---------------
                                                                     25,605,597
                                                                ---------------
                     INFORMATION TECHNOLOGY (6.9%)
      650,000        ASML Holding, NV
                     5.750%, 10/15/06                                   724,708
  235,000,000 JPY    Citizen Watch Company
                     0.000%, 10/07/09                                 2,823,374
    5,300,000        Delta Electronics, Inc.
                     0.000%, 07/30/08                                 5,891,163
    4,100,000        Hon Hai Precision Industry Company, Ltd.
                     0.000%, 08/08/08                                 4,648,823
  150,000,000 JPY    Ibiden Company, Ltd
                     0.000%, 09/30/14                                 1,536,725
      520,000        Juniper Networks, Inc.*
                     0.000%, 06/15/08                                   636,350
      808,000        Lucent Technologies, Inc.^
                     2.750%, 06/15/25                                   900,920
    1,500,000        Sybase, Inc.*
                     1.750%, 02/22/25                                 1,460,625
  320,000,000 JPY    Toshiba Corp.
                     0.000%, 07/21/11                                 3,026,372
                                                                ---------------
                                                                     21,649,060
                                                                ---------------
                     MATERIALS (4.3%)
    1,900,000        Anglo American, PLC
                     3.375%, 04/17/07                                 2,137,735
      700,000        Freeport-McMoRan Copper & Gold, Inc.
                     7.000%, 02/11/11                                 1,008,875
      935,000        Givaudan, SA
                     1.000%, 06/07/06                                 1,908,285
      620,000 EUR    Mediobanca International, Ltd.
                     (Ciments Francais)
                     2.000%, 09/18/06                                   997,818
    1,750,000 EUR    Osterreichische Industrieholding, AG
                     1.500%, 10/02/06                                 3,268,271
    4,200,000        Taiwan Cement
                     0.000%, 03/03/09                                 4,166,663
                                                                ---------------
                                                                     13,487,647
                                                                ---------------
                     TELECOMMUNICATION SERVICES (0.5%)
      825,000        Nextel Partners, Inc.^
                     1.500%, 11/15/08                                 1,445,812
                                                                ---------------
                     TOTAL CONVERTIBLE BONDS
                     (Cost $146,931,085)                            153,729,506
                                                                ===============

  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (5.2%)
                     CONSUMER DISCRETIONARY (0.4%)
       31,300        Ford Motor Company Capital Trust II
                     6.500%                                           1,419,142
                                                                ---------------
                     ENERGY (0.8%)
       34,000        Valero Energy Corp.
                     2.000%                                           2,477,750
                                                                ---------------
                     FINANCIALS (1.6%)
    3,000,000        Assurant, Inc.*
                     7.750%                                           3,202,980
       38,500        Genworth Financial, Inc.
                     6.000%                                           1,235,850
        9,550        Washington Mutual, Inc.
                     5.375%                                             498,032
                                                                ---------------
                                                                      4,936,862
                                                                ---------------
                     INDUSTRIALS (1.4%)
    1,750,000 GBP    BAE Systems, PLC
                     7.750%                                           4,505,369
                                                                ---------------
                     INFORMATION TECHNOLOGY (0.7%)
    2,000,000        Lucent Technologies, Inc.
                     7.750%                                           2,083,000
                                                                ---------------
                     MATERIALS (0.3%)
        4,000        Phelps Dodge Corp.
                     6.750%                                             843,680
                                                                ---------------
                     TOTAL CONVERTIBLE PREFERRED STOCKS
                     (Cost $14,207,052)                              16,265,803
                                                                ===============
COMMON STOCKS (42.4%)
                     CONSUMER DISCRETIONARY (9.7%)
       65,000 DKK    Bang & Olufsen, AS                               4,353,414
      123,000 EUR    Bulgari, SpA#                                    1,462,077
    9,000,000 HKD    China Travel International Investment
                     Hong Kong, Ltd.                                  2,763,137
       27,500        eBay, Inc.#                                      1,024,650
       36,000        Harley-Davidson, Inc.^                           2,079,360
       59,000 JPY    Honda Motor Company, Ltd.                        2,945,964
       98,500 GBP    Next, PLC                                        2,959,754
        9,500 EUR    Nokian Renkaat, Oyj                              1,530,444
      74, 500        Starbucks Corp.#^                                3,848,670
      103,000 CHF    Swatch Group, AG                                 2,872,273
      183,000 JPY    Yamaha Motor Corp.                               3,125,754
       28,500        YUM! Brands, Inc.                                1,476,585
                                                                ---------------
                                                                     30,442,082
                                                                ---------------
                     CONSUMER STAPLES (1.7%)
      117,000 JPY    KAO Corp.                                        2,685,917
       87,000 JPY    Seven-Eleven Japan Company, Ltd.                 2,541,247
                                                                ---------------
                                                                      5,227,164
                                                                ---------------


40 ANNUAL REPORT   Schedule of Investments

                See accompanying Notes to Schedule of Investments

                                                   Global Growth and Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
--------------------------------------------------------------------------------
  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
                     ENERGY (3.3%)
       40,000        Forest Oil Corp.#^                         $     1,620,000
       20,000        Noble Energy, Inc.^                              1,360,400
        5,000 EUR    OMV, AG                                          1,589,342
       34,000        PetroChina Company, Ltd.^                        2,149,480
       55,000        PetroKazakhstan, Inc.                            2,209,350
      210,000 JPY    Teikoku Oil Company, Ltd.                        1,531,740
                                                                ---------------
                                                                     10,460,312
                                                                ---------------
                     FINANCIALS (3.6%)
      120,000 EUR    Anglo Irish Bank Corp., PLC                      3,002,528
       20,000        Banco Itau Holding Financeira, SA^               1,623,000
       45,000 EUR    EFG Eurobank Ergasias                            1,384,228
    2,500,000 HKD    Sino Land Company, Ltd.                          2,254,572
       77,500        Washington Mutual, Inc.                          3,061,250
                                                                ---------------
                                                                     11,325,578
                                                                ---------------
                     HEALTH CARE (5.1%)
       55,000        Alcon, Inc.^                                     4,910,950
       18,300 CHF    Straumann Holding, AG                            3,959,899
       65,000 JPY    Takeda Chemical Industries                       3,091,121
        9,690        Wellpoint Health Networks, Inc.#                 1,214,642
       84,000 JPY    Yamanouchi Pharmaceutical Company, Ltd.          2,835,377
                                                                ---------------
                                                                     16,011,989
                                                                ---------------
                     INDUSTRIALS (4.2%)
       24,000        Boeing Company                                   1,403,040
       45,000 JPY    FANUC, Ltd.                                      2,805,041
      325,000 EUR    Kingspan Group, PLC                              3,842,614
        7,000 CHF    Kuehne & Nagel International, AG                 1,509,771
       14,866        L-3 Communications Holdings^                     1,055,783
       34,000        Raytheon Company                                 1,315,800
        3,600 CHF    Schindler Holding, Ltd.                          1,368,023
                                                                ---------------
                                                                     13,300,072
                                                                ---------------
                     INFORMATION TECHNOLOGY (11.2%)
       70,000        Adobe Systems, Inc.                              4,701,900
       54,000        Autodesk, Inc.                                   1,607,040
       55,000 JPY    Canon, Inc.                                      2,939,435
      110,000        Infosys Technologies, Ltd.^                      8,110,300
       10,000 CHF    Leica Geosystems, AG#                            2,804,016
       98,266        Motorola, Inc.                                   1,471,042
       25,000 JPY    Nintendo Company, Ltd.                           2,722,214
      490,000 EUR    Nokia Corp.                                      7,559,023
       80,000 JPY    Trend Micro, Inc.                                3,416,876
                                                                ---------------
                                                                     35,331,846
                                                                ---------------
                     MATERIALS (2.1%)
       70,000        Allegheny Technologies, Inc.                     1,687,700
        5,700 CHF    Givaudan, SA                                     3,661,275
       25,000        Nucor Corp.                                      1,439,000
                                                                ---------------
                                                                      6,787,975
                                                                ---------------
                     UTILITIES (1.5%)
    280,000          AES Corp.#                                       4,586,400
                                                                ---------------
                     TOTAL COMMON STOCKS
                     (Cost $113,673,031)                            133,473,418
                                                                ===============

  PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (2.3%)
$  7,307,000         Exxon Mobil Corp.
                     2.550%, 04/01/05
                     (Cost $7,307,000)                                7,307,000
                                                                ---------------

  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (12.3%)
  38,547,544         Bank of New York Institutional Cash
                     Reserve Fund current rate 2.874%
                     (Cost $38,547,544)                              38,547,544
                                                                ---------------
TOTAL INVESTMENTS (112.1%)
    (Cost $323,773,897)                                             352,655,767
                                                                ===============
PAYABLE UPON RETURN OF SECURITIES
LOANED (-12.3%)                                                     (38,547,544)
OTHER ASSETS, LESS LIABILITIES
(0.2%)                                                                  505,510
                                                                ---------------
NET ASSETS (100.0%)                                             $   314,613,733
                                                                ===============

NOTES TO SCHEDULE OF INVESTMENTS

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At March 31, 2005, the market value of 144A securities that could not be exchanged to the registered form was $20,845,319 or 6.6% of net assets.

#     Non-income producing security.

^     Security, or portion of security, is on loan.

@ Security has been priced at a fair value following procedures approved by the Board of Trustees, and at March 31, 2005 involved the use of estimates and assumptions as determined by management personnel without the utilization of an independent third party pricing service.

FOREIGN CURRENCY ABBREVIATIONS

AUD        Australian Dollar
CHF        Swiss Franc
DKK        Danish Krone
EUR        European Monetary Unit
GBP        British Pound Sterling
HKD        Hong Kong Dollar
JPY        Japanese Yen
SGD        Singapore Dollar

NOTE: MARKET VALUE FOR SECURITIES DENOMINATED IN FOREIGN CURRENCIES ARE SHOWN IN U.S. DOLLARS.


                                      Schedule of Investments   ANNUAL REPORT 41

                 See accompanying Notes to Financial Statements

High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                            VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (72.4%)
                     CONSUMER DISCRETIONARY (16.2%)
$     505,000        Accuride Corp.*
                     8.500%, 02/01/15                           $       497,425
      550,000        Aztar Corp.
                     7.875%, 06/15/14                                   587,125
      917,000        CanWest Media, Inc.
                     7.625%, 04/15/13                                   972,020
      459,000        DIRECTV Financing Company, Inc.^
                     8.375%, 03/15/13                                   499,162
    1,376,000 GBP    EMI Group, PLC
                     9.750%, 05/20/08                                 2,808,439
                     General Motors Corp.^
      550,000        8.250%, 07/15/23                                   476,143
      183,000        7.125%, 07/15/13                                   157,915
                     Goodyear Tire & Rubber Company^
    1,376,000        7.857%, 08/15/11                                 1,334,720
    1,376,000        7.000%, 03/15/28                                 1,162,720
      459,000        Hilton Hotels Corp.^
                     7.625%, 12/01/12                                   524,801
      459,000        Houghton Mifflin Company^
                     9.875%, 02/01/13                                   475,065
      803,000        Hovnanian Enterprises, Inc.
                     7.750%, 05/15/13                                   847,165
      917,000        IMAX Corp.
                     9.625%, 12/01/10                                   985,775
      917,000        Intrawest Corp.
                     7.500%, 10/15/13                                   923,877
      587,000        Isle of Capri Casinos, Inc.
                     9.000%, 03/15/12                                   641,297
    1,422,000        Jarden Corp.
                     9.750%, 05/01/12                                 1,521,540
    1,651,000        La Quinta, Corp.
                     8.875%, 03/15/11                                 1,791,335
    1,376,000        Landry's Restaurants, Inc.*^
                     7.500%, 12/15/14                                 1,341,600
      917,000        Mandalay Resort Group^
                     7.625%, 07/15/13                                   967,435
    1,835,000        NCL Holding, ASA*
                     10.625%, 07/15/14                                1,906,106
    2,293,000        Oxford Industries, Inc.
                     8.875%, 06/01/11                                 2,442,045
      229,000        Phillips-Van Heusen Corp.
                     8.125%, 05/01/13                                   241,023
    1,376,000        Pinnacle Entertainment, Inc.^
                     8.750%, 10/01/13                                 1,431,040
      138,000        RH Donnelley Financial Corp.*
                     10.875%, 12/15/12                                  159,735
      917,000        Riddell Bell Holdings, Inc.*
                     8.375%, 10/01/12                                   944,510
      917,000 CAD    Rogers Cable, Inc.
                     7.250%, 12/15/11                                   778,563
      917,000 CAD    Rogers Wireless, Inc.
                     7.625%, 12/15/11                                   788,035

 PRINCIPAL
   AMOUNT                                                            VALUE
--------------------------------------------------------------------------------
$   1,115,000        Royal Caribbean Cruises, Ltd.^
                     8.750%, 02/02/11                           $     1,272,494
      275,000        Russell Corp.
                     9.250%, 05/01/10                                   293,563
    1,651,000        Spanish Broadcasting Systems, Inc.
                     9.625%, 11/01/09                                 1,733,550
      715,000        Stoneridge, Inc.
                     11.500%, 05/01/12                                  795,438
      803,000        Toys "R" Us, Inc.^
                     7.625%, 08/01/11                                   758,835
    1,101,000        Vail Resorts, Inc.
                     6.750%, 02/15/14                                 1,084,485
      917,000 GBP    Warner Music Group
                     8.125%, 04/15/14                                 1,832,094
      826,000        WCI Communities, Inc.^
                     7.875%, 10/01/13                                   842,520
                                                                ---------------
                                                                     35,819,595
                                                                ---------------
                     CONSUMER STAPLES (9.7%)
      459,000        Alimentation Couche-Tard, Inc.
                     7.500%, 12/15/13                                   484,245
    1,835,000        Central Garden & Pet Company
                     9.125%, 02/01/13                                 1,981,800
    1,009,000        Chattem, Inc.^
                     7.000%, 03/01/14                                 1,019,090
    1,376,000        Chiquita Brands International, Inc.
                     7.500%, 11/01/14                                 1,376,000
      917,000        Del Monte Foods Company
                     8.625%, 12/15/12                                   997,237
    1,835,000        DIMON, Inc.
                     7.750%, 06/01/13                                 2,064,375
                     Dole Food Company, Inc.
    1,284,000        8.875%, 03/15/11                                 1,386,720
      917,000        7.250%, 06/15/10^                                  930,755
    2,293,000        Jean Coutu Group, Inc.^
                     8.500%, 08/01/14                                 2,238,541
      826,000        Pinnacle Foods Holding^
                     8.250%, 12/01/13                                   710,360
      826,000        Playtex Products, Inc.
                     8.000%, 03/01/11                                   894,145
                     Rayovac Corp.
    1,697,000        8.500%, 10/01/13                                 1,756,395
      459,000        7.375%, 02/01/15*^                                 441,788
      917,000 EUR    Remy Cointreau*
                     6.500%, 07/01/10                                 1,266,098
      917,000        Revlon, Inc.*^
                     9.500%, 04/01/11                                   905,538
    2,293,000        Smithfield Foods, Inc.
                     7.750%, 05/15/13                                 2,442,045
      506,000        WH Intermediate Holdings, Ltd.
                     9.500%, 04/01/11                                   549,010
                                                                ---------------
                                                                     21,444,142
                                                                ---------------
                     ENERGY (9.7%)
      917,000        Chesapeake Energy Corp.^
                     6.875%, 01/15/16                                   930,755


42 ANNUAL REPORT   Schedule of Investments

                See accompanying Notes to Schedule of Investments

                                                                 High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
$   1,376,000        Comstock Resources, Inc.
                     6.875%, 03/01/12                           $     1,376,000
    2,293,000        General Maritime Corp.
                     10.000%, 03/15/13                                2,562,427
                     Giant Industries, Inc.
    1,376,000        8.000%, 05/15/14                                 1,382,880
      274,000        11.000%, 05/15/12                                  313,730
    1,651,000        KCS Energy, Inc.
                     7.125%, 04/01/12                                 1,675,765
    2,156,000        Overseas Shipholding Group, Inc.
                     7.500%, 02/15/24                                 2,177,560
    1,185,000        Paramount Resources Ltd.
                     8.500%, 01/31/13                                 1,193,887
    2,477,000        Petroleo Brasileiro, SA
                     8.375%, 12/10/18                                 2,470,808
                     Premcor Refining Group Inc.
      917,000        7.500%, 06/15/15                                   946,803
      550,000        9.500%, 02/01/13                                   617,375
      917,000        Range Resources Corp.
                     7.375%, 07/15/13                                   939,925
    1,376,000        Stone Energy Corp.
                     6.750%, 12/15/14                                 1,341,600
    1,376,000        Swift Energy Company
                     9.375%, 05/01/12                                 1,499,840
    1,835,000        Williams Companies, Inc.^
                     7.750%, 06/15/31                                 1,990,975
                                                                ---------------
                                                                     21,420,330
                                                                ---------------
                     FINANCIALS (3.1%)
      917,000        Host Marriott Corp.
                     7.125%, 11/01/13                                   914,707
    2,293,000        Leucadia National Corp.
                     7.000%, 08/15/13                                 2,298,733
      275,000        Omega Healthcare Investors, Inc.
                     7.000%, 04/01/14                                   269,500
    1,376,000        REFCO Group, Ltd.*^
                     9.000%, 08/01/12                                 1,465,440
    1,835,000        Senior Housing Properties Trust
                     7.875%, 04/15/15                                 1,972,625
                                                                ---------------
                                                                      6,921,005
                                                                ---------------
                     HEALTH CARE (5.8%)
    2,064,000        Alpharma, Inc.*
                     8.625%, 05/01/11                                 1,971,120
    1,559,000        Ameripath, Inc.
                     10.500%, 04/01/13                                1,559,000
    1,835,000        Ardent Health Services, Inc.
                     10.000%, 08/15/13                                2,183,650
    1,156,000        Bausch & Lomb, Inc.
                     7.125%, 08/01/28                                 1,245,454
      917,000        Beverly Enterprises, Inc.
                     7.875%, 06/15/14                                 1,017,870
      917,000        Bio-Rad Laboratories, Inc.
                     7.500%, 08/15/13                                   962,850

 PRINCIPAL
   AMOUNT                                                            VALUE
--------------------------------------------------------------------------------
$
      826,000        Quintiles Transnational Corp.
                     10.000%, 10/01/13                          $       933,380
    1,559,000        Tenet Healthcare Corp.*
                     9.250%, 02/01/15                                 1,562,897
    1,376,000        Vanguard Health Systems, Inc.
                     9.000%, 10/01/14                                 1,455,120
                                                                ---------------
                                                                     12,891,341
                                                                ---------------
                     INDUSTRIALS (9.6%)
      917,000 EUR    AGCO Corp.
                     6.875%, 04/15/14                                 1,254,210
      917,000        AMR Corp.
                     7.250%, 02/05/09                                   871,150
    1,376,000        Armor Holdings, Inc.^
                     8.250%, 08/15/13                                 1,489,520
                     CNH Global, NV*
    1,376,000        9.250%, 08/01/11^                                1,472,320
    1,376,000        9.250%, 08/01/11                                 1,472,320
    2,018,000        GATX Corp.
                     8.875%, 06/01/09                                 2,280,203
      734,000        General Cable Corp.
                     9.500%, 11/15/10                                   811,070
    1,055,000        Hutchison Whampoa, Ltd.*^
                     6.250%, 01/24/14                                 1,099,362
    1,835,000        JLG Industries, Inc.
                     8.250%, 05/01/08                                 1,954,275
      642,000        Laidlaw Global Securities, Inc.
                     10.750%, 06/15/11                                  730,275
    1,101,000 EUR    Legrand Holding, SA
                     11.000%, 02/15/13                                1,716,409
    1,835,000        Mobile Mini, Inc.
                     9.500%, 07/01/13                                 2,073,550
      550,000        Monitronics International, Inc.
                     11.750%, 09/01/10                                  588,500
      954,000        Shaw Group, Inc.^
                     10.750%, 03/15/10                                1,039,860
    2,293,000        Terex Corp.^
                     7.375%, 01/15/14                                 2,350,325
                                                                ---------------
                                                                     21,203,349
                                                                ---------------
                     INFORMATION TECHNOLOGY (6.0%)
    1,835,000        Advanced Micro Devices, Inc.*
                     7.750%, 11/01/12                                 1,812,062
    1,835,000        Avnet, Inc.
                     9.750%, 02/15/08                                 2,059,787
      917,000        Celestica, Inc.^
                     7.875%, 07/01/11                                   933,047
    1,376,000        Freescale Semiconductor, Inc.
                     7.125%, 07/15/14                                 1,444,800
                     Iron Mountain, Inc.
      917,000        6.625%, 01/01/16^                                  841,348
      459,000 GBP    7.250%, 04/15/14*                                  829,244
                     Lucent Technologies, Inc.
      688,000        6.500%, 01/15/28                                   593,400
      413,000        6.450%, 03/15/29^                                  358,278


                                      Schedule of Investments   ANNUAL REPORT 43

                See accompanying Notes to Schedule of Investments

High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
$   1,559,000        Telcordia Technologies*
                     10.000%, 03/15/13                          $     1,555,103
                     Xerox Corp.
    2,293,000        7.625%, 06/15/13^                                2,407,650
      459,000        8.000%, 02/01/27                                   461,295
                                                                ---------------
                                                                     13,296,014
                                                                ---------------
                     MATERIALS (11.1%)
    1,835,000        AK Steel Holding Corp.^
                     7.750%, 06/15/12                                 1,775,362
      780,000        Aleris International, Inc.
                     10.375%, 10/15/10                                  869,700
      917,000        Arch Western Finance, LLC
                     6.750%, 07/01/13                                   926,170
    1,238,000        Buckeye Technologies, Inc.^
                     8.500%, 10/01/13                                 1,306,090
    2,752,000        Equistar Chemicals, LP^
                     10.625%, 05/01/11                                3,102,880
    1,376,000        Freeport-McMoRan Copper & Gold, Inc.
                     10.125%, 02/01/10                                1,534,240
    1,880,000        Georgia-Pacific Corp.^
                     8.125%, 05/15/11                                 2,082,100
    1,101,000 EUR    HeidelbergCement Finance*
                     7.375%, 07/15/10                                 1,579,025
    1,376,000        Neenah Paper, Inc.*
                     7.375%, 11/15/14                                 1,327,840
      688,000        Novelis, Inc.*
                     7.250%, 02/15/15                                   677,680
    2,660,000        Polyone Corp.^
                     10.625%, 05/15/10                                2,965,900
                     Pope & Talbot, Inc.
      936,000        8.375%, 06/01/13                                   987,480
      165,000        8.375%, 06/01/13                                   174,075
    2,018,000        Texas Industries, Inc.^
                     10.250%, 06/15/11                                2,295,475
    1,835,000        U.S. Concrete, Inc.
                     8.375%, 04/01/14                                 1,835,000
                     Union Carbide Corp.
      459,000        7.875%, 04/01/23                                   483,903
      229,000        7.500%, 06/01/25                                   238,204
      229,000        6.700%, 04/01/09^                                  235,381
                                                                ---------------
                                                                     24,396,505
                                                                ---------------
                     TELECOMMUNICATION SERVICES (0.5%)
      871,000        IPCS Escrow Company
                     11.500%, 05/01/12                                  984,230
                                                                ---------------
                     UTILITIES (0.7%)
    2,339,000        Calpine Corp.^
                     7.750%, 04/15/09                                 1,625,605
                                                                ---------------
                     TOTAL CORPORATE BONDS
                     (Cost $152,487,485)                            160,002,116
                                                                ===============
CONVERTIBLE BONDS (5.4%)
                     CONSUMER DISCRETIONARY (1.2%)
    2,500,000        Lions Gate Entertainment Corp.*
                     3.625%, 03/15/25                                 2,662,500
                                                                ---------------

 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
                     FINANCIALS (1.1%)
$   2,500,000        CapitalSource, Inc.^
                     3.500%, 07/15/34                           $     2,468,750
                                                                ---------------
                     INDUSTRIALS (2.2%)
    2,000,000        Titan International, Inc.^
                     5.250%, 07/26/09                                 2,590,000
    1,500,000        Tyco International, Ltd.^
                     2.750%, 01/15/18                                 2,242,500
                                                                ---------------
                                                                      4,832,500
                                                                ---------------
                     INFORMATION TECHNOLOGY (0.9%)
      850,000        Corning, Inc.
                     4.875%, 03/01/08                                   884,000
    1,000,000        Lucent Technologies, Inc.^
                     2.750%, 06/15/25                                 1,115,000
                                                                ---------------
                                                                      1,999,000
                                                                ---------------
                     TOTAL CONVERTIBLE BONDS
                     (Cost $11,741,846)                              11,962,750
                                                                ===============
SYNTHETIC CONVERTIBLE SECURITIES (7.7%)
CORPORATE BONDS (6.5%)
                     CONSUMER DISCRETIONARY (1.4%)
       45,000        Accuride Corp.*
                     8.500%, 02/01/15                                    44,325
       50,000        Aztar Corp.
                     7.875%, 06/15/14                                    53,375
       83,000        CanWest Media, Inc.
                     7.625%, 04/15/13                                    87,980
       41,000        DIRECTV Financing Company, Inc.^
                     8.375%, 03/15/13                                    44,587
      124,000 GBP    EMI Group, PLC
                     9.750%, 05/20/08                                   253,086
                     General Motors Corp.^
       50,000        8.250%, 07/15/23                                    43,286
       17,000        7.125%, 07/15/13                                    14,670
                     Goodyear Tire & Rubber Company^
      124,000        7.857%, 08/15/11                                   120,280
      124,000        7.000%, 03/15/28                                   104,780
       41,000        Hilton Hotels Corp.^
                     7.625%, 12/01/12                                    46,878
       41,000        Houghton Mifflin Company^
                     9.875%, 02/01/13                                    42,435
       72,000        Hovnanian Enterprises, Inc.
                     7.750%, 05/15/13                                    75,960
       83,000        IMAX Corp.
                     9.625%, 12/01/10                                    89,225
       83,000        Intrawest Corp.
                     7.500%, 10/15/13                                    83,622
       53,000        Isle of Capri Casinos, Inc.
                     9.000%, 03/15/12                                    57,902
      128,000        Jarden Corp.
                     9.750%, 05/01/12                                   136,960
      149,000        La Quinta, Corp.
                     8.875%, 03/15/11                                   161,665
      124,000        Landry's Restaurants, Inc.*^
                     7.500%, 12/15/14                                   120,900


44 ANNUAL REPORT   Schedule of Investments

                See accompanying Notes to Schedule of Investments

                                                                 High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
$      83,000        Mandalay Resort Group^
                     7.625%, 07/15/13                           $        87,565
      165,000        NCL Holding, ASA*
                     10.625%, 07/15/14                                  171,394
      207,000        Oxford Industries, Inc.
                     8.875%, 06/01/11                                   220,455
       21,000        Phillips-Van Heusen Corp.
                     8.125%, 05/01/13                                    22,102
      124,000        Pinnacle Entertainment, Inc.^
                     8.750%, 10/01/13                                   128,960
       12,000        RH Donnelley Financial Corp.*
                     10.875%, 12/15/12                                   13,890
       83,000        Riddell Bell Holdings, Inc.*
                     8.375%, 10/01/12                                    85,490
       83,000 CAD    Rogers Cable, Inc.
                     7.250%, 12/15/11                                    70,470
       83,000 CAD    Rogers Wireless, Inc.
                     7.625%, 12/15/11                                    71,327
      100,000        Royal Caribbean Cruises, Ltd.^
                     8.750%, 02/02/11                                   114,125
       25,000        Russell Corp.
                     9.250%, 05/01/10                                    26,687
      149,000        Spanish Broadcasting Systems, Inc.
                     9.625%, 11/01/09                                   156,450
       65,000        Stoneridge, Inc.
                     11.500%, 05/01/12                                   72,313
       72,000        Toys "R" Us, Inc.^
                     7.625%, 08/01/11                                    68,040
       99,000        Vail Resorts, Inc.
                     6.750%, 02/15/14                                    97,515
       83,000 GBP    Warner Music Group
                     8.125%, 04/15/14                                   165,828
       74,000        WCI Communities, Inc.^
                     7.875%, 10/01/13                                    75,480
                                                                ---------------
                                                                      3,230,007
                                                                ---------------
                     CONSUMER STAPLES (0.9%)
       41,000        Alimentation Couche-Tard, Inc.
                     7.500%, 12/15/13                                    43,255
      165,000        Central Garden & Pet Company
                     9.125%, 02/01/13                                   178,200
       91,000        Chattem, Inc.^
                     7.000%, 03/01/14                                    91,910
      124,000        Chiquita Brands International, Inc.
                     7.500%, 11/01/14                                   124,000
       83,000        Del Monte Foods Company
                     8.625%, 12/15/12                                    90,262
      165,000        DIMON, Inc.
                     7.750%, 06/01/13                                   185,625
                     Dole Food Company, Inc.
      116,000        8.875%, 03/15/11                                   125,280
       83,000        7.250%, 06/15/10^                                   84,245
      207,000        Jean Coutu Group, Inc.^
                     8.500%, 08/01/14                                   202,084

 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
$      74,000        Pinnacle Foods Holding^
                     8.250%, 12/01/13                           $        63,640
       74,000        Playtex Products, Inc.
                     8.000%, 03/01/11                                    80,105
                     Rayovac Corp.
      153,000        8.500%, 10/01/13                                   158,355
       41,000        7.375%, 02/01/15*^                                  39,462
       83,000 EUR    Remy Cointreau*
                     6.500%, 07/01/10                                   114,598
       83,000        Revlon, Inc.*^
                     9.500%, 04/01/11                                    81,963
      207,000        Smithfield Foods, Inc.
                     7.750%, 05/15/13                                   220,455
       46,000        WH Intermediate Holdings, Ltd.
                     9.500%, 04/01/11                                    49,910
                                                                ---------------
                                                                      1,933,349
                                                                ---------------
                     ENERGY (0.9%)
       83,000        Chesapeake Energy Corp.^
                     6.875%, 01/15/16                                    84,245
      124,000        Comstock Resources, Inc.
                     6.875%, 03/01/12                                   124,000
      207,000        General Maritime Corp.
                     10.000%, 03/15/13                                  231,322
                     Giant Industries, Inc.
      124,000        8.000%, 05/15/14                                   124,620
       25,000        11.000%, 05/15/12                                   28,625
      149,000        KCS Energy, Inc.
                     7.125%, 04/01/12                                   151,235
      194,000        Overseas Shipholding Group, Inc.
                     7.500%, 02/15/24                                   195,940
      107,000        Paramount Resources Ltd.
                     8.500%, 01/31/13                                   107,802
      223,000        Petroleo Brasileiro, SA
                     8.375%, 12/10/18                                   222,443
                     Premcor Refining Group Inc.
       83,000        7.500%, 06/15/15                                    85,698
       50,000        9.500%, 02/01/13                                    56,125
       83,000        Range Resources Corp.
                     7.375%, 07/15/13                                    85,075
      124,000        Stone Energy Corp.
                     6.750%, 12/15/14                                   120,900
      124,000        Swift Energy Company
                     9.375%, 05/01/12                                   135,160
      165,000        Williams Companies, Inc.^
                     7.750%, 06/15/31                                   179,025
                                                                ---------------
                                                                      1,932,215
                                                                ---------------
                     FINANCIALS (0.3%)
       83,000        Host Marriott Corp.
                     7.125%, 11/01/13                                    82,792
      207,000        Leucadia National Corp.
                     7.000%, 08/15/13                                   207,518
       25,000        Omega Healthcare Investors, Inc.
                     7.000%, 04/01/14                                    24,500


                                      Schedule of Investments   ANNUAL REPORT 45

                See accompanying Notes to Schedule of Investments

High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
$     124,000        REFCO Group, Ltd.*^
                     9.000%, 08/01/12                           $       132,060
      165,000        Senior Housing Properties Trust
                     7.875%, 04/15/15                                   177,375
                                                                ---------------
                                                                        624,245
                                                                ---------------
                     HEALTH CARE (0.5%)
      186,000        Alpharma, Inc.*
                     8.625%, 05/01/11                                   177,630
      141,000        Ameripath, Inc.
                     10.500%, 04/01/13                                  141,000
      165,000        Ardent Health Services, Inc.
                     10.000%, 08/15/13                                  196,350
      104,000        Bausch & Lomb, Inc.
                     7.125%, 08/01/28                                   112,048
       83,000        Beverly Enterprises, Inc.
                     7.875%, 06/15/14                                    92,130
       83,000        Bio-Rad Laboratories, Inc.
                     7.500%, 08/15/13                                    87,150
       74,000        Quintiles Transnational Corp.
                     10.000%, 10/01/13                                   83,620
      141,000        Tenet Healthcare Corp.*
                     9.250%, 02/01/15                                   141,352
      124,000        Vanguard Health Systems, Inc.
                     9.000%, 10/01/14                                   131,130
                                                                ---------------
                                                                      1,162,410
                                                                ---------------
                     INDUSTRIALS (0.9%)
       83,000 EUR    AGCO Corp.
                     6.875%, 04/15/14                                   113,522
       83,000        AMR Corp.
                     7.250%, 02/05/09                                    78,850
      124,000        Armor Holdings, Inc.^
                     8.250%, 08/15/13                                   134,230
                     CNH Global, NV*
      124,000        9.250%, 08/01/11^                                  132,680
      124,000        9.250%, 08/01/11                                   132,680
      182,000        GATX Corp.
                     8.875%, 06/01/09                                   205,648
       66,000        General Cable Corp.
                     9.500%, 11/15/10                                    72,930
       95,000        Hutchison Whampoa, Ltd.*^
                     6.250%, 01/24/14                                    98,995
      165,000        JLG Industries, Inc.
                     8.250%, 05/01/08                                   175,725
       58,000        Laidlaw Global Securities, Inc.
                     10.750%, 06/15/11                                   65,975
       99,000 EUR    Legrand Holding, SA
                     11.000%, 02/15/13                                  154,336
      165,000        Mobile Mini, Inc.
                     9.500%, 07/01/13                                   186,450
       50,000        Monitronics International, Inc.
                     11.750%, 09/01/10                                   53,500
       86,000        Shaw Group, Inc.^
                     10.750%, 03/15/10                                   93,740

 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
$     207,000        Terex Corp.^
                     7.375%, 01/15/14                           $       212,175
                                                                ---------------
                                                                      1,911,436
                                                                ---------------
                     INFORMATION TECHNOLOGY (0.5%)
      165,000        Advanced Micro Devices, Inc.*
                     7.750%, 11/01/12                                   162,937
      165,000        Avnet, Inc.
                     9.750%, 02/15/08                                   185,212
       83,000        Celestica, Inc.^
                     7.875%, 07/01/11                                    84,452
      124,000        Freescale Semiconductor, Inc.
                     7.125%, 07/15/14                                   130,200
                     Iron Mountain, Inc.
       83,000        6.625%, 01/01/16^                                   76,153
       41,000 GBP    7.250%, 04/15/14*                                   74,072
                     Lucent Technologies, Inc.
       62,000        6.500%, 01/15/28                                    53,475
       37,000        6.450%, 03/15/29^                                   32,098
      141,000        Telcordia Technologies*
                     10.000%, 03/15/13                                  140,648
                     Xerox Corp.
      207,000        7.625%, 06/15/13^                                  217,350
       41,000        8.000%, 02/01/27                                    41,205
                                                                ---------------
                                                                      1,197,802
                                                                ---------------
                     MATERIALS (1.0%)
      165,000        AK Steel Holding Corp.^
                     7.750%, 06/15/12                                   159,638
       70,000        Aleris International Inc.
                     10.375%, 10/15/10                                   78,050
       83,000        Arch Western Finance, LLC
                     6.750%, 07/01/13                                    83,830
      112,000        Buckeye Technologies, Inc.^
                     8.500%, 10/01/13                                   118,160
      248,000        Equistar Chemicals, LP^
                     10.625%, 05/01/11                                  279,620
      124,000        Freeport-McMoRan Copper & Gold, Inc.
                     10.125%, 02/01/10                                  138,260
      170,000        Georgia-Pacific Corp.^
                     8.125%, 05/15/11                                   188,275
       99,000 EUR    HeidelbergCement Finance*
                     7.375%, 07/15/10                                   141,983
      124,000        Neenah Paper, Inc.*
                     7.375%, 11/15/14                                   119,660
       62,000        Novelis, Inc.*
                     7.250%, 02/15/15                                    61,070
      240,000        Polyone Corp.^
                     10.625%, 05/15/10                                  267,600
                     Pope & Talbot, Inc.
       84,000        8.375%, 06/01/13                                    88,620
       15,000        8.375%, 06/01/13                                    15,825
      182,000        Texas Industries, Inc.^
                     10.250%, 06/15/11                                  207,025
      165,000        U.S. Concrete, Inc.
                     8.375%, 04/01/14                                   165,000


46 ANNUAL REPORT   Schedule of Investments

                See accompanying Notes to Schedule of Investments

                                                                 High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
                     Union Carbide Corp.
$      41,000        7.875%, 04/01/23                           $        43,224
       21,000        7.500%, 06/01/25                                    21,844
       21,000        6.700%, 04/01/09^                                   21,585
                                                                ---------------
                                                                      2,199,269
                                                                ---------------
                     TELECOMMUNICATION SERVICES (0.0%)
       79,000        IPCS Escrow Company
                     11.500%, 05/01/12                                   89,270
                                                                ---------------
                     UTILITIES (0.1%)
      211,000        Calpine Corp.^
                     7.750%, 04/15/09                                   146,645
                                                                ---------------
                     TOTAL CORPORATE BONDS                           14,426,648
                                                                ---------------
  NUMBER OF
  CONTRACTS                                                          VALUE
-------------------------------------------------------------------------------
OPTIONS (1.2%)
                     CONSUMER DISCRETIONARY (0.7%)
          600        Carnival Corp.#
                     Call, 01/20/07, Strike $60.00                      213,000
          100        eBay, Inc.#
                     Call, 01/20/07, Strike $42.50                       63,500
          445        Home Depot, Inc.#
                     Call, 01/20/07, Strike $40.00                      213,600
          500        Nike, Inc.#
                     Call, 01/21/06, Strike $80.00                      430,000
          400        Starbucks Corp.#
                     Call, 01/20/07, Strike $55.00                      308,000
          430        YUM! Brands, Inc.#
                     Call, 01/20/07, Strike $50.00                      339,700
                                                                ---------------
                                                                      1,567,800
                                                                ---------------
                     FINANCIALS (0.3%)
          600        Allstate Corp.#
                     Call, 01/21/06, Strike $45.00                      597,000
                                                                ---------------
                     INFORMATION TECHNOLOGY (0.2%)
          300        Apple Computer, Inc.#
                     Call, 01/20/07, Strike $37.50                      381,000
                                                                ---------------
                     TOTAL OPTIONS                                    2,545,800
                                                                ---------------
                     TOTAL SYNTHETIC CONVERTIBLE SECURITIES
                     (Cost $16,256,261)                              16,972,448
                                                                ===============
  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (11.5%)
                     CONSUMER DISCRETIONARY (2.2%)
      105,500        Ford Motor Company Capital Trust II
                     6.500%                                           4,783,370
                                                                ---------------
                     CONSUMER STAPLES (1.7%)
      165,000        Albertson's, Inc.
                     7.250%                                           3,732,300
                                                                ---------------
                     FINANCIALS (3.0%)
    2,500,000        Assurant, Inc.*
                     7.750%                                           2,669,150
       80,000        Chubb Corp.
                     7.000%                                           2,398,400
       40,000        National Australia Bank, Ltd.
                     7.875%                                           1,468,000
                                                                ---------------
                                                                      6,535,550
                                                                ---------------
                     HEALTH CARE (1.1%)
       45,000        Baxter International, Inc.^
                     7.000%                                           2,423,250
                                                                ---------------
                     INDUSTRIALS (1.5%)
       44,000        Cummins, Inc.
                     7.000%                                           3,382,500
                                                                ---------------
                     UTILITIES (2.0%)
       35,000        CenterPoint Energy, Inc.
                     2.000%                                           1,240,295
       50,000        TXU Corp.
                     8.125%                                           3,280,000
                                                                ---------------
                                                                      4,520,295
                                                                ---------------
                     TOTAL CONVERTIBLE PREFERRED STOCKS
                     (Cost $23,576,349)                              25,377,265
                                                                ===============

 PREFERRED STOCKS (0.4%)
                     CONSUMER DISCRETIONARY (0.4%)
       35,000        Tommy Hilfiger Corp.
                     9.000%
                     (Cost $930,053)                                    901,250
                                                                ===============

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (21.2%)
  46,771,121         Bank of New York Institutional Cash Reserve Fund
                     current rate 2.874%
                     (Cost $46,771,121)                              46,771,121
                                                                ---------------

TOTAL INVESTMENTS (118.6%)
    (Cost $251,763,115)                                             261,986,950
                                                                ===============

PAYABLE UPON RETURN OF SECURITIES
LOANED (-21.2%)                                                     (46,771,121)
OTHER ASSETS, LESS LIABILITIES
(2.6%)                                                                5,605,525
                                                                ---------------
NET ASSETS (100.0%)                                             $   220,821,354
                                                                ===============

NOTES TO SCHEDULE OF INVESTMENTS

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At March 31, 2005, the market value of 144A securities that could not be exchanged to the registered form was $31,633,027 or 14.3% of net assets.

#     Non-income producing security.

^     Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

CAD        Canadian Dollar
EUR        European Monetary Unit
GBP        British Pound Sterling

NOTE: MARKET VALUE FOR SECURITIES DENOMINATED IN FOREIGN CURRENCIES ARE SHOWN IN U.S. DOLLARS.


                                      Schedule of Investments   ANNUAL REPORT 47

                 See accompanying Notes to Financial Statements

Convertible Fund
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
CONVERTIBLE BONDS (65.8%)
                     CONSUMER DISCRETIONARY (10.9%)
$  18,500,000        Carnival Corp.
                     0.000%, 10/24/21                           $    16,048,750
   11,000,000        Eastman Kodak Company^
                     3.375%, 10/15/33                                13,420,000
   10,400,000        Goodyear Tire & Rubber Company^*
                     4.000%, 06/15/34                                13,533,000
    3,000,000        Grey Global Group, Inc.*
                     5.000%, 10/15/33                                 3,804,144
                     Liberty Media Corp. (Time Warner)
   17,720,000        0.750%, 03/30/23*                               19,492,000
    8,000,000        0.750%, 03/30/23^                                8,800,000
                     Omnicom Group, Inc.
    6,500,000        0.000%, 06/15/33^                                6,556,875
    2,400,000        0.000%, 02/07/31                                 2,379,000
                     Reebok International, Ltd.^
    8,200,000        2.000%, 05/01/24                                 8,784,250
    8,106,000        2.000%, 05/01/24*                                8,561,962
                     Royal Caribbean Cruises, Ltd.
   21,000,000        0.000%, 02/02/21^                               11,130,000
    6,500,000        0.000%, 05/18/21                                 4,623,125
    7,170,000        Scientific Games Corp.^*
                     0.750%, 12/01/24                                 6,990,750
                                                                ---------------
                                                                    124,123,856
                                                                ---------------
                     CONSUMER STAPLES (1.6%)
    5,250,000        Bunge, Ltd.
                     3.750%, 11/15/22                                 8,846,250
                     Church & Dwight Company, Inc.
    4,000,000        5.250%, 08/15/33*                                5,340,000
    3,000,000        5.250%, 08/15/33^                                4,005,000
                                                                ---------------
                                                                     18,191,250
                                                                ---------------
                     ENERGY (6.8%)
    7,000,000        Cooper Cameron Corp.^*
                     1.500%, 05/15/24                                 7,472,500
    5,600,000        Diamond Offshore Drilling, Inc.^
                     1.500%, 04/15/31                                 6,587,000
                     Halliburton Company, Inc.
    6,300,000        3.125%, 07/15/23*^                               8,158,500
    4,300,000        3.125%, 07/15/23                                 5,568,500
   16,000,000        Nabors Industries, Inc.^
                     0.000%, 06/15/23                                16,260,000
   15,000,000        Schlumberger, NV (Schlumberger, Ltd.)^
                     2.125%, 06/01/23                                16,181,250
   13,000,000        Veritas DGC, Inc.*++
                     2.260%, 03/15/24                                17,988,750
                                                                ---------------
                                                                     78,216,500
                                                                ---------------
                     FINANCIALS (12.8%)
    8,700,000        Americredit Corp.*
                     1.750%, 11/15/23                                11,886,375
   12,000,000        Bank of America Corp.
                     0.250%, 01/26/10                                11,670,000
    2,500,000        CapitalSource, Inc.^
                     3.500%, 07/15/34                                 2,468,750

 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------

$  13,000,000        Financial Federal Corp.*
                     2.000%, 04/15/34                           $    12,772,500
                     HCC Insurance Holdings, Inc.
    5,235,000        1.300%, 04/01/23                                 5,909,006
    5,000,000        2.000%, 09/01/21^                                5,950,000
   14,800,000        Host Marriott Corp.^*
                     3.250%, 04/15/24                                16,206,000
    6,250,000        LandAmerica Financial Group, Inc.^
                     3.125%, 11/15/33                                 6,140,625
    6,300,000        Lehman Brothers Holdings, Inc.
                     0.250%, 12/06/11                                 7,119,000
   12,000,000        Merrill Lynch & Company, Inc.^
                     0.000%, 03/13/32                                12,105,000
    6,300,000        Morgan Stanley (Anadarko, Diamond)
                     0.250%, 12/30/11                                 7,252,875
   28,600,000        Morgan Stanley (Bristol Myers, Biogen,
                     Merck)
                     0.250%, 04/01/09                                24,828,375
    9,270,000        Providian Financial Corp.^
                     4.000%, 05/15/08                                13,290,863
   13,300,000        Select Insurance Group++
                     1.616%, 09/24/32                                 8,212,750
                                                                ---------------
                                                                    145,812,119
                                                                ---------------
                     HEALTH CARE (11.4%)
   12,500,000        Cephalon, Inc.^
                     0.000%, 06/15/33                                11,890,625
   11,000,000        Community Health Systems, Inc.^
                     4.250%, 10/15/08                                12,141,250
    6,200,000        Conmed Corp.*
                     2.500%, 11/15/24                                 6,696,000
   12,000,000        Genzyme Corp.^
                     1.250%, 12/01/23                                12,240,000
   18,300,000        Invitrogen Corp.
                     2.000%, 08/01/23                                21,708,375
   16,500,000        Laboratory Corporation of America Holdings^
                     0.000%, 09/11/21                                12,457,500
   23,000,000        Medtronic, Inc.^
                     1.250%, 09/15/21                                23,057,500
                     Teva Pharmaceutical Industries, Ltd.^
    6,500,000        0.250%, 02/01/24                                 6,548,750
    5,500,000        0.500%, 02/01/24                                 5,500,000
    6,000,000        Watson Pharmaceuticals, Inc.
                     1.750%, 03/15/23                                 5,730,000
   12,000,000        Wyeth^++
                     2.390%, 01/15/24                                12,362,760
                                                                ---------------
                                                                    130,332,760
                                                                ---------------
                     INDUSTRIALS (6.8%)
    5,800,000        Alliant Techsystems, Inc.*
                     3.000%, 08/15/24                                 6,670,000
   24,000,000        Fluor Corp.^
                     1.500%, 02/15/24                                27,240,000
   25,000,000        Masco Corp.^
                     0.000%, 07/20/31                                12,250,000


48 ANNUAL REPORT   Schedule of Investments

                See accompanying Notes to Schedule of Investments

                                                                Convertible Fund

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
-------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
                     Tyco International, Ltd.*
$  11,500,000        3.125%, 01/15/23^                          $    18,256,250
    9,000,000        2.750%, 01/15/18                                13,455,000
                                                                ---------------
                                                                     77,871,250
                                                                ---------------
                     INFORMATION TECHNOLOGY (10.7%)
   13,500,000        Andrew Corp.*
                     3.250%, 08/15/13                                14,850,000
   14,375,000        Anixter International, Inc.
                     0.000%, 07/07/33                                 7,600,781
    6,000,000        Cadence Design Systems, Inc.^
                     0.000%, 08/15/23                                 6,375,000
   13,300,000        CSG Systems International, Inc.*
                     2.500%, 06/15/24                                12,036,500
   10,500,000        DST Systems, Inc.^
                     4.125%, 08/15/23                                12,350,625
   11,500,000        Electronic Data Systems Corp.^
                     3.875%, 07/15/23                                11,413,750
    6,400,000        Harris Corp.
                     3.500%, 08/15/22                                 9,680,000
   10,000,000        Juniper Networks, Inc.^*
                     0.000%, 06/15/08                                12,237,500
    3,329,000        Lucent Technologies, Inc.^
                     2.750%, 06/15/25                                 3,711,835
   11,500,000        Open Solutions, Inc.*
                     1.467%, 02/02/35                                 5,908,125
   11,000,000        Photronics, Inc.^
                     2.250%, 04/15/08                                13,805,000
   12,000,000        Sybase, Inc.^*
                     1.750%, 02/22/25                                11,685,000
                                                                ---------------
                                                                    121,654,116
                                                                ---------------
                     MATERIALS (4.6%)
   18,000,000        Anglo American, PLC
                     3.375%, 04/17/07                                20,252,225
   11,000,000        Givaudan, SA
                     1.000%, 06/07/06                                22,450,407
   19,000,000        RPM International, Inc.^
                     1.389%, 05/13/33                                10,188,750
                                                                ---------------
                                                                     52,891,382
                                                                ---------------
                     UTILITIES (0.2%)
    2,000,000        CenterPoint Energy, Inc.^*
                     3.750%, 05/15/23                                 2,300,000
                                                                ---------------
                     TOTAL CONVERTIBLE BONDS
                     (Cost $696,095,527)                            751,393,233
                                                                ===============

  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (16.9%)
                     CONSUMER DISCRETIONARY (3.1%)
      782,000        Ford Motor Company Capital Trust II
                     6.500%                                          35,455,880
                                                                ---------------
                     CONSUMER STAPLES (0.5%)
      140,000        Constellation Brands, Inc.
                     5.750%                                           5,657,400
                                                                ---------------
                     ENERGY (2.0%)
      270,000        Amerada Hess Corp.
                     7.000%                                     $    22,650,300
                                                                ---------------
                     FINANCIALS (6.9%)
    6,100,000        Assurant, Inc.*
                     7.750%                                           6,512,726
      520,000        Chubb Corp.
                     7.000%                                          15,418,000
      485,000        Genworth Financial, Inc.
                     6.000%                                          15,568,500
      430,000        Lehman Brothers Holdings, Inc.
                     6.250%                                          11,352,000
      127,000        Reinsurance Group of America, Inc.
                     5.750%                                           7,397,750
      440,930        Washington Mutual, Inc.
                     5.375%                                          22,994,499
                                                                ---------------
                                                                     79,243,475
                                                                ---------------
                     HEALTH CARE (2.3%)
      485,000        Baxter International, Inc.^
                     7.000%                                          26,117,250
                                                                ---------------
                     INFORMATION TECHNOLOGY (0.5%)
    5,800,000        Lucent Technologies, Inc.
                     7.750%                                           6,040,700
                                                                ---------------
                     MATERIALS (0.8%)
       44,000        Phelps Dodge Corp.
                     6.750%                                           9,280,480
                                                                ---------------
                     UTILITIES (0.8%)
      247,180        CenterPoint Energy, Inc.
                     2.000%                                           8,759,318
                                                                ---------------
                     TOTAL CONVERTIBLE PREFERRED STOCKS
                     (Cost $166,221,708)                            193,204,803
                                                                ===============

COMMON STOCKS (17.5%)
                     CONSUMER DISCRETIONARY (6.3%)
      564,000        McDonald's Corp.                                17,562,960
      318,000        Neiman Marcus Group, Inc.^                      29,100,180
       33,000        Omnicom Group, Inc.^                             2,921,160
      770,000        Walt Disney Company^                            22,122,100
                                                                ---------------
                                                                     71,706,400
                                                                ---------------
                     CONSUMER STAPLES (0.2%)
      122,100        Sara Lee Corp.^                                  2,705,736
                                                                ---------------
                     FINANCIALS (4.0%)
      380,000        CIT Group, Inc.                                 14,440,000
      276,000        Countrywide Financial Corp.                      8,958,960
      176,400        Prudential Financial, Inc.                      10,125,360
      300,000        Washington Mutual, Inc.^                        11,850,000
                                                                ---------------
                                                                     45,374,320
                                                                ---------------
                     HEALTH CARE (2.3%)
      255,000        HCA, Inc.^                                      13,660,350
       99,180        Wellpoint Health Networks, Inc.#                12,432,213
                                                                ---------------
                                                                     26,092,563
                                                                ---------------


                                      Schedule of Investments   ANNUAL REPORT 49

                See accompanying Notes to Schedule of Investments

Convertible Fund

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
-------------------------------------------------------------------------------
  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
                     INDUSTRIALS (4.1%)
     350,000         Boeing Company^                            $    20,461,000
     255,000         Burlington Northern Santa Fe Corp.              13,752,150
     176,536         L-3 Communications Holdings^                    12,537,587
                                                                ---------------
                                                                     46,750,737
                                                                ---------------
                     INFORMATION TECHNOLOGY (0.6%)
     350,908         Symantec Corp.#^                                 7,484,868
                                                                ---------------
                     TOTAL COMMON STOCKS
                     (Cost $142,700,458)                            200,114,624
                                                                ===============

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (25.9%)
 296,308,915         Bank of New York Institutional Cash
                     Reserve Fund
                     current rate 2.874%
                     (Cost $296,308,915)                            296,308,915
                                                                ---------------

TOTAL INVESTMENTS (126.1%)
    (Cost $1,301,326,608)                                         1,441,021,575
                                                                ===============

PAYABLE UPON RETURN OF SECURITIES
LOANED (-25.9%)                                                    (296,308,915)
LIABILITIES, LESS OTHER ASSETS
(-0.2%)                                                              (1,788,598)
                                                                ---------------
NET ASSETS (100.0%)                                             $ 1,142,924,062
                                                                ===============

NOTES TO SCHEDULE OF INVESTMENTS

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At March 31, 2005, the market value of 144A securities that could not be exchanged to the registered form was $85,520,351 or 7.5% of net assets.

++ Variable rate security. The interest rate shown is the rate in effect at March 31, 2005.

#     Non-income producing security.

^     Security, or portion of security, is on loan.


50 ANNUAL REPORT   Schedule of Investments

                 See accompanying Notes to Financial Statements

Market Neutral Fund

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
CONVERTIBLE BONDS (46.5%)
                     CONSUMER DISCRETIONARY (15.2%)
$   2,300,000        Charming Shoppes, Inc.
                     4.750%, 06/01/12                           $     2,426,500
    9,640,000        Dick's Sporting Goods, Inc.*<>
                     1.606%, 02/18/24                                 7,085,400
    4,950,000        Dress Barn, Inc.*<>
                     2.500%, 12/15/24                                 5,376,937
   12,000,000        Goodyear Tire & Rubber Company*
                     4.000%, 06/15/34                                15,615,000
   11,100,000        Hilton Hotels Corp.<>
                     3.375%, 04/15/23                                12,903,750
   16,000,000        Lamar Advertising Company<>
                     2.875%, 12/31/10                                16,300,000
    2,800,000        Lithia Motors, Inc.*
                     2.875%, 05/01/14                                 2,740,500
    6,560,000        Men's Wearhouse, Inc.<>
                     3.125%, 10/15/23                                 7,593,200
    1,500,000        Navigant International, Inc.*
                     4.875%, 11/01/23                                 1,530,000
    3,000,000        Priceline.Com, Inc.*
                     2.250%, 01/15/25                                 2,853,750
                                                                ---------------
                                                                     74,425,037
                                                                ---------------
                     ENERGY (2.9%)
    4,500,000        Grey Wolf, Inc.<>
                     3.750%, 05/07/23                                 5,332,500
    5,400,000        Hanover Compressor Company
                     4.750%, 01/15/14                                 6,007,500
    2,500,000        Willbros Group, Inc.*
                     2.750%, 03/15/24                                 2,971,875
                                                                ---------------
                                                                     14,311,875
                                                                ---------------
                     FINANCIALS (2.7%)
   10,000,000        American Equity Investment Life Holding
                     Company*
                     5.250%, 12/06/24                                11,850,000
    1,500,000        Ocwen Financial Corp.*
                     3.250%, 08/01/24                                 1,404,375
                                                                ---------------
                                                                     13,254,375
                                                                ---------------
                     HEALTH CARE (10.4%)
    6,500,000        Abgenix, Inc.*
                     1.750%, 12/15/11                                 5,419,375
    2,500,000        Allscripts Healthcare Solution, Inc.*
                     3.500%, 07/15/24                                 3,621,875
    5,600,000        Connetics Corp.*
                     2.000%, 03/30/15                                 5,495,000
    5,000,000        Edwards Lifesciences Corp.<>
                     3.875%, 05/15/33                                 5,156,250
    2,500,000        Encysive Pharmaceuticals, Inc.*
                     2.500%, 03/15/12                                 2,500,000
   14,000,000        Henry Schein, Inc.*
                     3.000%, 08/15/34                                14,630,000
    7,000,000        Human Genome Sciences, Inc.*
                     2.250%, 10/15/11                                 5,976,250

 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------

$   4,200,000        LabOne, Inc.*
                     3.500%, 06/15/34                           $     4,793,250
    3,000,000        Per-Se Technologies, Inc.*
                     3.250%, 06/30/24                                 3,281,250
                                                                ---------------
                                                                     50,873,250
                                                                ---------------
                     INDUSTRIALS (8.8%)
                     Alliant Techsystems, Inc.
   11,900,000        2.750%, 02/15/24*                               13,209,000
    6,800,000        2.750%, 02/15/24                                 7,548,000
                     Expressjet Holdings, Inc.
    9,500,000        4.250%, 08/01/23<>                               8,763,750
    2,250,000        4.250%, 08/01/23*                                2,075,625
    2,500,000        Gencorp, Inc.*
                     4.000%, 01/16/24                                 3,468,750
    3,000,000        Mercury Computer Systems, Inc.*
                     2.000%, 05/01/24                                 3,251,250
    4,000,000        School Specialty, Inc.*<>
                     3.750%, 08/01/23                                 4,565,000
                                                                ---------------
                                                                     42,881,375
                                                                ---------------
                     INFORMATION TECHNOLOGY (4.0%)
    3,000,000        Bell Microproducts, Inc.
                     3.750%, 03/05/24                                 2,872,500
    3,900,000        Equinix, Inc.*
                     2.500%, 02/15/24                                 4,714,125
    5,550,000        Gateway, Inc.*
                     1.500%, 12/31/09                                 4,488,562
    1,500,000        Radisys Corp.*
                     1.375%, 11/15/23                                 1,395,000
    5,000,000        Serena Software, Inc.
                     1.500%, 12/15/23                                 5,943,750
                                                                ---------------
                                                                     19,413,937
                                                                ---------------
                     MATERIALS (0.6%)
    3,000,000        Ryerson Tull, Inc.*
                     3.500%, 11/01/24                                 2,801,250
                                                                ---------------
                     TELECOMMUNICATION SERVICES (1.9%)
                     Commonwealth Telephone Enterprises, Inc.
    6,700,000        3.250%, 07/15/23*                                6,750,250
    2,385,000        3.250%, 07/15/23                                 2,402,888
                                                                ---------------
                                                                      9,153,138
                                                                ---------------
                     TOTAL CONVERTIBLE BONDS
                     (Cost $221,802,115)                            227,114,237
                                                                ===============

SYNTHETIC CONVERTIBLE SECURITIES (41.5%)
CORPORATE BONDS (34.3%)
                     CONSUMER DISCRETIONARY (9.3%)
    5,000,000        Beazer Homes USA, Inc.
                     6.500%, 11/15/13                                 4,912,500
    2,500,000        Goodyear Tire & Rubber Company
                     7.857%, 08/15/11                                 2,425,000
    7,000,000        Houghton Mifflin Company<>
                     9.875%, 02/01/13                                 7,245,000
    7,000,000        Intrawest Corp.
                     7.500%, 10/15/13                                 7,052,500


                                      Schedule of Investments   ANNUAL REPORT 51

                See accompanying Notes to Schedule of Investments

Market Neutral Fund
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
-------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
$   5,800,000        Isle of Capri Casinos, Inc.
                     9.000%, 03/15/12                           $     6,336,500
    4,875,000        Reader's Digest Association, Inc.
                     6.500%, 03/01/11                                 4,887,187
    7,000,000        Vail Resorts, Inc.
                     6.750%, 02/15/14                                 6,895,000
    5,700,000        WCI Communities, Inc.
                     7.875%, 10/01/13                                 5,814,000
                                                                ---------------
                                                                     45,567,687
                                                                ---------------
                     CONSUMER STAPLES (4.6%)
    7,000,000        Chattem, Inc.
                     7.000%, 03/01/14                                 7,070,000
    7,550,000        Playtex Products, Inc.
                     8.000%, 03/01/11                                 8,172,875
    6,800,000        Rayovac Corp.
                     8.500%, 10/01/13                                 7,038,000
                                                                ---------------
                                                                     22,280,875
                                                                ---------------
                     ENERGY (3.8%)
    7,319,000        Chesapeake Energy Corp.
                     6.875%, 01/15/16                                 7,428,785
    4,385,000        Comstock Resources, Inc.
                     6.875%, 03/01/12                                 4,385,000
    7,055,000        Offshore Logistics, Inc.
                     6.125%, 06/15/13                                 6,737,525
                                                                ---------------
                                                                     18,551,310
                                                                ---------------
                     FINANCIALS (2.0%)
    9,925,000        Host Marriott Corp.
                     7.125%, 11/01/13                                 9,900,187
                                                                ---------------
                     HEALTH CARE (7.2%)
    5,210,000        Alpharma, Inc.*
                     8.625%, 05/01/11                                 4,975,550
    6,230,000        Bio-Rad Laboratories, Inc.*<>
                     6.125%, 12/15/14                                 6,136,550
    7,500,000        HCA, Inc.
                     6.250%, 02/15/13                                 7,479,045
    9,600,000        Omnicare, Inc
                     6.125%, 06/01/13                                 9,384,000
    7,000,000        Valeant Pharmaceuticals International
                     7.000%, 12/15/11                                 7,105,000
                                                                ---------------
                                                                     35,080,145
                                                                ---------------
                     INFORMATION TECHNOLOGY (0.7%)
    3,375,000        Arrow Electronics, Inc.
                     6.875%, 06/01/18                                 3,554,169
                                                                ---------------
                     MATERIALS (5.7%)
    7,000,000        Aleris International, Inc.
                     10.375%, 10/15/10                                7,805,000
    6,000,000        Arch Coal, Inc.
                     6.750%, 07/01/13                                 6,060,000
    6,835,000        Bowater, Inc.
                     6.500%, 06/15/13                                 6,544,513
    7,000,000        Union Carbide Corp.
                     7.500%, 06/01/25                                 7,281,337
                                                                ---------------
                                                                     27,690,850
                                                                ---------------
                     TELECOMMUNICATION SERVICES (1.0%)
    4,875,000        Nextel Communications, Inc.
                     6.875%, 10/31/13                                 5,106,563
                                                                ---------------
                     TOTAL CORPORATE BONDS                          167,731,786
                                                                ---------------
  NUMBER OF
  CONTRACTS                                                          VALUE
-------------------------------------------------------------------------------
OPTIONS (7.2%)
                     CONSUMER DISCRETIONARY (1.8%)
        1,500        Amazon.com, Inc.#
                     Call, 01/20/07, Strike $45.00                      570,000
                     eBay, Inc.#
        1,000        Call, 01/20/07, Strike $57.50                      280,000
          550        Call, 01/20/07, Strike $42.50                      349,250
          500        Call, 01/20/07, Strike $40.00                      370,000
        1,200        Harley-Davidson, Inc.#
                     Call, 01/20/07, Strike $60.00                      900,000
        2,100        Home Depot, Inc.#
                     Call, 01/20/07, Strike $40.00                    1,008,000
          500        Lear Corp.#
                     Call, 01/21/06, Strike $55.00                       51,250
        1,300        Royal Caribbean Cruises, Ltd.#
                     Call, 01/20/07, Strike $50.00                      695,500
        1,400        Starbucks Corp.#
                     Call, 01/20/07, Strike $55.00                    1,078,000
                     Target Corp.#
        1,500        Call, 01/20/07, Strike $50.00                    1,110,000
          750        Call, 01/21/06, Strike $45.00                      585,000
        2,800        Walt Disney Company#
                     Call, 01/20/07, Strike $30.00                      896,000
          200        WCI Communities, Inc.#
                     Call, 01/21/06, Strike $25.00                      154,000
        1,800        YUM! Brands, Inc.#
                     Call, 01/20/07, Strike $55.00                      963,000
                                                                ---------------
                                                                      9,010,000
                                                                ---------------
                     ENERGY (0.2%)
        1,100        BJ Services Company#
                     Call, 01/20/07, Strike $55.00                      891,000
                                                                ---------------
                     FINANCIALS (0.3%)
        1,200        Allstate Corp.#
                     Call, 01/21/06, Strike $45.00                    1,194,000
                                                                ---------------
                     HEALTH CARE (1.4%)
        1,300        Baxter International, Inc.#
                     Call, 01/20/07, Strike $35.00                      526,500
        1,000        Boston Scientific Corp.#
                     Call, 01/21/06, Strike $40.00                       70,000
                     Celera Genomics Group#
        1,100        Call, 01/21/06, Strike $15.00                       24,750
        1,000        Call, 01/20/07, Strike $12.50                      155,000
        1,300        HCA, Inc.#
                     Call, 01/20/07, Strike $45.00                    1,722,500


52 ANNUAL REPORT   Schedule of Investments

                See accompanying Notes to Schedule of Investments

                                                             Market Neutral Fund
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
-------------------------------------------------------------------------------
  NUMBER OF
  CONTRACTS                                                          VALUE
-------------------------------------------------------------------------------
        1,500        Johnson & Johnson#
                     Call, 01/20/07, Strike $65.00              $     1,230,000
        1,000        Sepracor, Inc.#
                     Call, 01/21/06, Strike $55.00                    1,010,000
          970        UnitedHealth Group Inc.#
                     Call, 01/20/07, Strike $90.00                    1,910,900
                                                                ---------------
                                                                      6,649,650
                                                                ---------------
                     INDUSTRIALS (0.4%)
        2,900        American Power Conversion Corp.#
                     Call, 01/20/07, Strike $25.00                    1,624,000
          550        Deere & Company#
                     Put, 01/21/06, Strike $70.00                       365,750
                                                                ---------------
                                                                      1,989,750
                                                                ---------------
                     INFORMATION TECHNOLOGY (3.0%)
                     Agilent Technologies, Inc.#
        1,000        Call, 01/20/07, Strike $25.00                      320,000
          800        Call, 01/21/06, Strike $25.00                      120,000
          600        BMC Software, Inc.#
                     Call, 01/20/07, Strike $15.00                      186,000
                     Broadcom Corp.#
        1,000        Call, 01/20/07, Strike $30.00                      740,000
          900        Call, 01/21/06, Strike $45.00                       67,500
        1,500        CheckFree Corp.#
                     Call, 01/20/07, Strike $40.00                    1,395,000
          500        Cirrus Logic, Inc.#
                     Call, 01/20/07, Strike $5.00                        55,000
        2,000        Citrix Systems, Inc.#
                     Call, 01/20/07, Strike $22.50                    1,230,000
                     Corning, Inc.#
        1,300        Call, 01/21/06, Strike $12.50                      110,500
        1,300        Call, 01/21/06, Strike $15.00                       33,800
        1,300        Electronic Arts, Inc.#
                     Call, 01/20/07, Strike $60.00                      923,000
        2,000        EMC Corp.#
                     Call, 01/21/06, Strike $12.50                      270,000
          660        FLIR Systems, Inc.#
                     Call, 01/20/07, Strike $30.00                      448,800
          550        Jabil Circuit, Inc.#
                     Call, 01/20/07, Strike $25.00                      431,750
                     Juniper Networks, Inc.#
        1,000        Call, 01/21/06, Strike $25.00                      215,000
          900        Call, 01/21/06, Strike $22.50                      279,000
        3,500        Lucent Technologies, Inc.#
                     Call, 01/21/06, Strike $5.00                        17,500
        2,000        Motorola, Inc.#
                     Call, 01/20/07, Strike $17.50                      550,000
        1,500        Network Appliance, Inc.#
                     Call, 01/20/07, Strike $30.00                      817,500
        2,240        Nokia Corp.#
                     Call, 01/20/07, Strike $15.00                      582,400
        1,500        NVIDIA Corp.#
                     Call, 01/20/07, Strike $25.00                      870,000

  NUMBER OF
  CONTRACTS                                                          VALUE
-------------------------------------------------------------------------------
                     Oracle Corp.#
        2,500        Call, 01/20/07, Strike $15.00              $       287,500
        2,000        Call, 01/20/07, Strike $12.50                      450,000
        1,100        QLogic Corp.#
                     Call, 01/20/07, Strike $40.00                      968,000
        1,600        QUALCOMM, Inc.#
                     Call, 01/20/07, Strike $40.00                      976,000
          500        RF Micro Devices, Inc.#
                     Call, 01/21/06, Strike $12.50                        2,500
        1,500        Storage Technology Corp.#
                     Call, 01/20/07, Strike $30.00                      967,500
        1,300        Sybase, Inc.#
                     Call, 01/20/07, Strike $20.00                      390,000
          900        Symantec Corp.#
                     Call, 01/20/07, Strike $25.00                      297,000
                     Yahoo!, Inc.#
          800        Call, 01/20/07, Strike $35.00                      528,000
          700        Call, 01/20/07, Strike $40.00                      329,000
                                                                ---------------
                                                                     14,858,250
                                                                ---------------
                     MATERIALS (0.1%)
          800        Georgia-Pacific Corp.#
                     Put, 01/21/06, Strike $40.00                       472,000
                                                                ---------------
                     TOTAL OPTIONS                                   35,064,650
                                                                ---------------
                     TOTAL SYNTHETIC CONVERTIBLE SECURITIES
                     (Cost $215,480,916)                            202,796,436
                                                                ===============

  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (8.0%)
                     CONSUMER DISCRETIONARY (2.7%)
      290,000        Ford Motor Company Capital Trust II<>
                     6.500%                                          13,148,600
                                                                ---------------
                     FINANCIALS (2.5%)
      254,600        Conseco, Inc.<>
                     5.500%                                           6,746,900
      238,500        PMI Group, Inc.<>
                     5.875%                                           5,795,550
                                                                ---------------
                                                                     12,542,450
                                                                ---------------
                     INDUSTRIALS (2.8%)
      104,000        Northrop Grumman Corp.<>
                     7.000%                                          13,520,000
                                                                ---------------
                     TOTAL CONVERTIBLE PREFERRED STOCKS
                     (Cost $38,093,980)                              39,211,050
                                                                ===============

COMMON STOCKS (0.4%)
                     INDUSTRIALS (0.2%)
       13,500        Deere & Company                                    906,255
                                                                ---------------
                     MATERIALS (0.2%)
       30,000        Georgia-Pacific Corp.                            1,064,700
                                                                ---------------
                     TOTAL COMMON STOCKS
                     (Cost $1,953,029)                                1,970,955
                                                                ===============


                                      Schedule of Investments   ANNUAL REPORT 53

                See accompanying Notes to Schedule of Investments

Market Neutral Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                            VALUE
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.7%)
$   8,317,000        Exxon Mobil Corp.
                     2.550%, 04/01/05
                     (Cost $8,317,000)                          $     8,317,000
                                                                ---------------

TOTAL INVESTMENTS (98.1%)
    (Cost $485,647,040)                                             479,409,678
                                                                ===============

  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS SOLD SHORT (-38.2%)
                     CONSUMER DISCRETIONARY (-13.1%)
      (35,000)       Amazon.com, Inc.                                (1,199,450)
     (152,000)       Charming Shoppes, Inc.                          (1,235,760)
      (85,700)       Dick's Sporting Goods, Inc.                     (3,147,761)
     (109,000)       Dress Barn, Inc.                                (1,985,980)
      (54,500)       eBay, Inc.                                      (2,030,670)
     (450,500)       Ford Motor Company                              (5,104,165)
     (700,000)       Goodyear Tire & Rubber Company                  (9,345,000)
      (41,000)       Harley-Davidson, Inc.                           (2,368,160)
     (195,972)       Hilton Hotels Corp.                             (4,379,974)
      (71,000)       Home Depot, Inc.                                (2,715,040)
     (217,500)       Lamar Advertising Company                       (8,763,075)
      (37,150)       Lithia Motors, Inc.                               (951,412)
      (68,900)       Men's Wearhouse, Inc.                           (2,908,269)
      (54,700)       Navigant International, Inc.                      (747,202)
      (38,000)       Priceline.Com, Inc.                               (957,600)
      (38,000)       Royal Caribbean Cruises, Ltd.                   (1,698,220)
      (63,000)       Starbucks Corp.                                 (3,254,580)
      (95,000)       Target Corp.                                    (4,751,900)
      (90,000)       Walt Disney Company                             (2,585,700)
       (7,000)       WCI Communities, Inc.                             (210,560)
      (70,000)       YUM! Brands, Inc.                               (3,626,700)
                                                                ---------------
                                                                    (63,967,178)
                                                                ---------------
                     ENERGY (-2.0%)
      (38,000)       BJ Services Company                             (1,971,440)
     (440,000)       Grey Wolf, Inc.                                 (2,895,200)
     (252,200)       Hanover Compressor Company                      (3,044,053)
      (89,500)       Willbros Group, Inc.                            (1,807,900)
                                                                ---------------
                                                                     (9,718,593)
                                                                ---------------
                     FINANCIALS (-3.0%)
      (42,000)       Allstate Corp.                                  (2,270,520)
     (341,700)       American Equity Investment Life
                     Holding Company                                 (4,370,343)
     (210,000)       Conseco, Inc.                                   (4,288,200)
      (65,300)       Ocwen Financial Corp.                             (526,971)
      (89,000)       PMI Group, Inc.                                 (3,382,890)
                                                                ---------------
                                                                    (14,838,924)
                                                                ---------------

  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
                     HEALTH CARE (-6.6%)
     (200,000)       Abgenix, Inc.                              $    (1,400,000)
     (155,300)       Allscripts Healthcare Solution, Inc.            (2,220,790)
      (26,000)       Baxter International, Inc.                        (883,480)
      (25,000)       Boston Scientific Corp.                           (732,250)
      (63,750)       Celera Genomics Group                             (653,438)
      (55,100)       Connetics Corp.                                 (1,393,479)
      (30,000)       Edwards Lifesciences Corp.                      (1,296,600)
     (110,000)       Encysive Pharmaceuticals, Inc.                  (1,124,200)
      (54,000)       HCA, Inc.                                       (2,892,780)
     (106,000)       Henry Schein, Inc.                              (3,799,040)
     (180,000)       Human Genome Sciences, Inc.                     (1,659,600)
      (66,000)       Johnson & Johnson                               (4,432,560)
      (50,800)       LabOne, Inc.                                    (1,751,584)
     (100,000)       Per-Se Technologies, Inc.                       (1,535,000)
      (45,000)       Sepracor, Inc.                                  (2,583,450)
      (38,800)       UnitedHealth Group, Inc.                        (3,700,744)
                                                                ---------------
                                                                    (32,058,995)
                                                                ---------------
                     INDUSTRIALS (-5.1%)
     (102,900)       Alliant Techsystems, Inc.                       (7,352,205)
     (100,000)       American Power Conversion Corp.                 (2,611,000)
     (290,000)       Expressjet Holdings, Inc.                       (3,308,900)
     (112,900)       Gencorp, Inc.                                   (2,258,000)
      (59,500)       Mercury Computer Systems, Inc.                  (1,641,010)
      (88,800)       Northrop Grumman Corp.                          (4,793,424)
      (70,000)       School Specialty, Inc.                          (2,741,200)
                                                                ---------------
                                                                    (24,705,739)
                                                                ---------------
                     INFORMATION TECHNOLOGY (-7.7%)
      (44,000)       Agilent Technologies, Inc.                        (976,800)
     (137,000)       Bell Microproducts, Inc.                        (1,024,760)
      (12,000)       BMC Software, Inc.                                (180,000)
      (42,000)       Broadcom Corp.                                  (1,256,640)
      (29,800)       CheckFree Corp.                                 (1,214,648)
      (24,500)       Cirrus Logic, Inc.                                (110,740)
      (60,000)       Citrix Systems, Inc.                            (1,429,200)
     (112,000)       Corning, Inc.                                   (1,246,560)
      (35,000)       Electronic Arts, Inc.                           (1,812,300)
      (47,000)       EMC Corp.                                         (579,040)
      (64,500)       Equinix, Inc.                                   (2,730,930)
      (13,200)       FLIR Systems, Inc.                                (399,960)
       (6,072)       Freescale Semiconductor, Inc.                     (104,742)
     (225,800)       Gateway, Inc.                                     (909,974)
      (22,000)       Jabil Circuit, Inc.                               (627,440)
      (84,500)       Juniper Networks, Inc.                          (1,864,070)
      (55,000)       Motorola, Inc.                                    (823,350)
      (55,000)       Network Appliance, Inc.                         (1,521,300)


54 ANNUAL REPORT   Schedule of Investments

                See accompanying Notes to Schedule of Investments

                                                             Market Neutral Fund
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS MARCH 31, 2005
-------------------------------------------------------------------------------
  NUMBER OF
   SHARES                                                            VALUE
-------------------------------------------------------------------------------
      (60,000)       Nokia Corp.                                $      (925,800)
      (64,000)       NVIDIA Corp.                                    (1,520,640)
     (150,000)       Oracle Corp.                                    (1,872,000)
      (59,000)       QLogic Corp.                                    (2,389,500)
      (55,000)       QUALCOMM, Inc.                                  (2,015,750)
      (35,750)       Radisys Corp.                                     (506,220)
     (158,000)       Serena Software, Inc.                           (3,754,080)
      (75,000)       Storage Technology Corp.                        (2,310,000)
      (50,000)       Sybase, Inc.                                      (923,000)
      (36,000)       Symantec Corp.                                    (767,880)
      (47,500)       Yahoo!, Inc.                                    (1,610,250)
                                                                ---------------
                                                                    (37,407,574)
                                                                ---------------
                     MATERIALS (-0.1%)
     (56,000)        Ryerson Tull, Inc.                                (709,520)
                                                                ---------------
                     TELECOMMUNICATION SERVICES (-0.6%)
     (65,175)        Commonwealth Telephone Enterprises, Inc.        (3,072,350)
                                                                ---------------
TOTAL COMMON STOCKS SOLD SHORT
    (Cost $171,153,271)                                            (186,478,873)
                                                                ================

OTHER ASSETS, LESS LIABILITIES
(40.1%)                                                             195,738,349
                                                                ---------------
NET ASSETS (100.0%)                                             $   488,669,154
                                                                ================

NOTES TO SCHEDULE OF INVESTMENTS

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At March 31, 2005, the market value of 144A securities that could not be exchanged to the registered form was $66,188,224 or 13.5% of net assets.

#     Non-income producing security.

<>    Security position is held in a segregated account as collateral for securities sold short aggregating a total market value of $113,237,588.


                                      Schedule of Investments   ANNUAL REPORT 55

                 See accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                         GROWTH         BLUE CHIP        VALUE        GROWTH AND
MARCH 31, 2005                                                            FUND            FUND           FUND         INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $15,382,143,154, $113,549,077,
   $125,809,248, $5,132,020,364, respectively)o                     $ 17,153,239,726  $ 119,848,871  $ 137,305,312  $ 5,738,954,448
Cash with custodian (interest bearing)                                            --            509          1,329       45,679,963
Accrued interest and dividends                                             5,233,223        128,468        157,560       14,171,215
Receivable for investments sold                                           96,743,868        801,196             --               --
Receivable for Fund shares sold                                           97,803,800        558,440        268,023       22,120,015
Prepaid expenses                                                             100,265         19,472         11,812           43,887
Deferred offering fees                                                            --          1,597             --               --
Other assets                                                                  18,663          8,468         16,024           18,663
-----------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                 17,353,139,545    121,367,021    137,760,060    5,820,988,191
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
Due to custodian                                                           8,246,675             --             --               --
Payable for investments purchased                                        127,035,097      1,474,476      3,759,451       80,710,773
Payable for Fund shares redeemed                                          18,211,392         81,413        115,371        7,372,308
Payable to investment advisor                                              9,746,935         83,130         95,625        2,777,357
Payable to distributor                                                       542,690          3,153          3,473          236,070
Payable to financial accountant                                              148,042          1,032          1,154           48,396
Accounts payable and accrued liabilities                                   4,036,783         57,686         82,247        1,401,491
Payable upon return of securities loaned                               2,718,597,451     20,615,022     21,822,636      811,094,630
-----------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                             2,886,565,065     22,315,912     25,879,957      903,641,025
-----------------------------------------------------------------------------------------------------------------------------------
         NET ASSETS                                                 $ 14,466,574,480  $  99,051,109  $ 111,880,103  $ 4,917,347,166
===================================================================================================================================
ANALYSIS OF NET ASSETS
Paid in capital                                                       12,262,520,654     93,886,416     98,348,475    4,277,301,457
Undistributed net investment income (loss)                                   (17,759)       (31,561)       (45,631)     (10,159,628)
Accumulated net realized gain (loss) on investments, options and
   forward foreign currency contracts                                    432,975,013     (1,103,540)     2,080,477       43,265,597
Unrealized appreciation (depreciation) of investments, options and
   forward foreign currency contracts                                  1,771,096,572      6,299,794     11,496,782      606,939,740
-----------------------------------------------------------------------------------------------------------------------------------
         NET ASSETS                                                 $ 14,466,574,480  $  99,051,109  $ 111,880,103  $ 4,917,347,166
===================================================================================================================================
CLASS A SHARES (No par value; unlimited number of
shares authorized)**^
Net assets applicable to shares outstanding                         $ 10,161,403,117  $  76,808,949  $  88,040,140  $ 2,580,204,970
Shares outstanding                                                       203,620,042      7,037,506      7,329,570       87,773,422
Net asset value and redemption price per share                      $          49.90  $       10.91  $       12.01  $         29.40
-----------------------------------------------------------------------------------------------------------------------------------
Maximum offering price per share (Net asset value, plus 4.99% of
   net asset value or 4.75% of offering price)                      $          52.39  $       11.45  $       12.61  $         30.87
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (No par value; unlimited number of
shares authorized)**^
Net assets applicable to shares outstanding                         $  1,110,017,420  $   7,219,290  $   7,675,787  $   639,253,567
Shares outstanding                                                        21,515,655        667,487        654,455       19,720,389
Net asset value, offering price and redemption price per share      $          51.59  $       10.82  $       11.73  $         32.42
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (No par value; unlimited number of
shares authorized) **^
Net assets applicable to shares outstanding                         $  3,038,513,264  $  12,337,272  $  12,990,561  $ 1,615,095,814
Shares outstanding                                                        63,296,302      1,140,540      1,108,246       54,694,169
Net asset value, offering price and redemption price per share      $          48.00  $       10.82  $       11.72  $         29.53
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES (No par value; unlimited number of
shares authorized)^
Net assets applicable to shares outstanding                         $    156,640,679  $   2,685,598  $   3,173,615  $    82,792,815
Shares outstanding                                                         2,963,803        245,375        261,970        2,864,658
Net asset value, offering price and redemption price per share      $          52.85  $       10.94  $       12.11  $         28.90
-----------------------------------------------------------------------------------------------------------------------------------

o Including securities on loan with a value of $2,644,683,164, $20,062,515, $21,406,532, and $795,524,262 for the Growth Fund, Blue Chip Fund, Value Fund, and Growth and Income Fund, respectively.

**    Redemption price may be reduced by contingent deferred sales charge.

^     Redemption price may be reduced by a redemption fee.


56 ANNUAL REPORT    Statements of Assets and Liabilities

                 See accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                     GLOBAL GROWTH     HIGH YIELD     CONVERTIBLE       MARKET
MARCH 31, 2005                                                      AND INCOME FUND       FUND           FUND        NEUTRAL FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $323,773,897, $251,763,115,
   $1,301,326,608, $485,647,040, respectively)o                     $    352,655,767  $ 261,986,950 $1,441,021,575  $   479,409,678
Cash with custodian (interest bearing)                                         1,458             --             --        2,835,540
Restricted cash for open options (interest bearing)                               --        150,000             --          150,000
Restricted cash for short positions (interest bearing)                            --             --             --      186,378,403
Accrued interest and dividends                                             1,191,352      4,395,412      4,215,697        5,883,737
Receivable for investments sold                                                   --      1,339,500             --       15,650,452
Receivable for Fund shares sold                                            1,794,526        899,361         51,029              350
Prepaid expenses                                                               9,615         15,298          1,044            5,250
Other assets                                                                  18,663         18,663         18,663           18,663
-----------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                    355,671,381    268,805,184  1,445,308,008      690,332,073
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
Common stocks sold short, at value (proceeds $171,153,271)                        --             --             --      186,478,873
Due to custodian                                                                  --          4,384      1,465,895               --
Net unrealized depreciation on forward foreign currency contracts          1,499,877             --        625,375               --
Payable for investments purchased                                                 --             --             --       12,114,930
Payable for Fund shares redeemed                                             578,930        942,576      2,876,793        2,579,657
Payable to investment advisor                                                268,630        146,761        710,082          324,653
Payable to distributor                                                        14,013         10,668         60,115           19,856
Payable to financial accountant                                                3,239          2,368         12,065            5,268
Accounts payable and accrued liabilities                                     145,415        105,952        324,706          139,682
Payable upon return of securities loaned                                  38,547,544     46,771,121    296,308,915               --
-----------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                41,057,648     47,983,830    302,383,946      201,662,919
-----------------------------------------------------------------------------------------------------------------------------------
         NET ASSETS                                                 $    314,613,733  $ 220,821,354 $1,142,924,062  $   488,669,154
===================================================================================================================================
ANALYSIS OF NET ASSETS
Paid in capital                                                          287,037,498    204,887,422    971,780,023      510,221,092
Undistributed net investment income (loss)                                (3,633,870)     3,777,542     (4,559,004)       8,645,981
Accumulated net realized gain (loss) on investments, options and
   forward foreign currency contracts                                      3,843,517      1,926,940     36,633,451       (8,634,955)
Unrealized appreciation (depreciation) of investments, options and
   forward foreign currency contracts                                     27,366,588     10,229,450    139,069,592      (21,562,964)
-----------------------------------------------------------------------------------------------------------------------------------
         NET ASSETS                                                 $    314,613,733  $ 220,821,354  $1,142,924,062 $   488,669,154
===================================================================================================================================
CLASS A SHARES (No par value; unlimited number of
shares authorized)**^
Net assets applicable to shares outstanding                         $    183,796,958  $ 119,797,917  $ 498,261,989  $   279,737,164
Shares outstanding                                                        22,232,367     11,144,823     24,403,392       21,477,262
Net asset value and redemption price per share                      $           8.27  $       10.75  $       20.42  $         13.02
-----------------------------------------------------------------------------------------------------------------------------------
Maximum offering price per share (Net asset value, plus 4.99% of
   net asset value or 4.75% of offering price)                      $           8.68  $       11.29  $       21.44  $         13.67
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (No par value; unlimited number of
shares authorized)**^
Net assets applicable to shares outstanding                         $     24,378,334  $  28,227,738  $ 194,382,864  $    40,018,715
Shares outstanding                                                         2,834,465      2,567,997      8,437,135        2,963,158
Net asset value, offering price and redemption price per share      $           8.60  $       10.99  $       23.04  $         13.51
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (No par value; unlimited number of
shares authorized)**^
Net assets applicable to shares outstanding                         $    101,793,690  $  70,921,710  $ 415,044,473  $   129,352,515
Shares outstanding                                                        12,496,618      6,482,469     20,321,629        9,824,989
Net asset value, offering price and redemption price per share      $           8.15  $       10.94  $       20.42  $         13.17
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES (No par value; unlimited number of
shares authorized)^
Net assets applicable to shares outstanding                         $      4,644,751  $   1,873,989  $  35,234,736  $    39,560,760
Shares outstanding                                                           559,833        174,299      1,802,074        3,060,981
Net asset value, offering price and redemption price per share      $           8.30  $       10.75  $       19.55  $         12.92
-----------------------------------------------------------------------------------------------------------------------------------

o Including securities on loan with a value of $37,978,949, $45,604,250, $290,130,582, and $0 for the Global Growth and Income Fund, High Yield Fund, Convertible Fund, and Market Neutral Fund, respectively.

**    Redemption price may be reduced by contingent deferred sales charge.

^     Redemption price may be reduced by a redemption fee.


                        Statements of Assets and Liabilities    ANNUAL REPORT 57

                 See accompanying Notes to Financial Statements

-------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------

                                                                         GROWTH         BLUE CHIP        VALUE        GROWTH AND
YEAR ENDED MARCH 31, 2005                                                 FUND            FUND           FUND         INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                            $        953,401  $      32,420  $     112,390  $    58,031,164
Dividends                                                                 51,453,889      1,304,931      1,356,020       47,077,572
Securities lending income                                                  3,424,653          3,184          2,580        2,569,517
-----------------------------------------------------------------------------------------------------------------------------------
   Total investment income*                                               55,831,943      1,340,535      1,470,990      107,678,253
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                                  90,988,486        690,423        879,746       28,774,073
Distribution fees
   Class A                                                                19,632,297        132,879        173,315        5,625,194
   Class B                                                                 9,219,759         58,535         58,407        5,847,691
   Class C                                                                23,990,013         82,705        100,276       14,215,098
Financial accounting fees                                                  1,304,387          7,988         10,139          494,820
Transfer agent fees                                                       13,230,634         46,099         73,557        4,540,993
Accounting fees                                                              895,237         34,655         31,354          370,124
Audit and legal fees                                                          85,090         82,764         81,383           87,122
Custodian fees                                                               716,416          9,198         15,828          321,209
Printing and mailing fees                                                  2,354,377          1,977          3,363          778,267
Registration fees                                                            888,731         38,269         61,444          278,898
Trustees' fees                                                                24,912         22,419         24,885           24,909
Organizational fees                                                               --         55,009             --               --
Other                                                                        331,923          8,444         10,885          160,849
-----------------------------------------------------------------------------------------------------------------------------------
   Total expenses                                                        163,662,262      1,271,364      1,524,582       61,519,247
-----------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                         (107,830,319)        69,171        (53,592)      46,159,006
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) FROM:
Investments                                                              479,472,890     (1,080,721)     2,107,413       25,016,457
Foreign currency transactions                                                     --             --            261         (362,247)

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                              179,911,253      6,050,699      3,954,228      123,608,581
Foreign currency translations                                                     --             --            583            7,568
-----------------------------------------------------------------------------------------------------------------------------------
   NET GAIN (LOSS) ON INVESTMENTS                                        659,384,143      4,969,978      6,062,485      148,270,359
===================================================================================================================================
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $    551,553,824  $   5,039,149  $   6,008,893  $   194,429,365
===================================================================================================================================

* Net of foreign taxes withheld of $257,588, $453 and $5,480, for the Growth Fund, Blue Chip Fund, and Value Fund, respectively.


58 ANNUAL REPORT    Statements of Operations

                 See accompanying Notes to Financial Statements

-------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------

                                                                         GLOBAL
                                                                       GROWTH AND      HIGH YIELD     CONVERTIBLE       MARKET
YEAR ENDED MARCH 31, 2005                                             INCOME FUND         FUND           FUND        NEUTRAL FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                            $      6,435,934  $  13,943,750  $  18,827,015  $    23,668,037
Dividends                                                                  1,616,585      1,417,891     17,729,625        4,778,138
Securities lending income                                                    128,811        103,989        627,516               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total investment income*                                                8,181,330     15,465,630     37,184,156       28,446,175
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                                   2,488,185      1,544,821      9,049,302        4,430,137
Distribution fees
   Class A                                                                   348,827        264,071      1,398,146          876,222
   Class B                                                                   195,914        267,193      2,093,012          454,315
   Class C                                                                   853,003        708,519      4,630,265        1,609,680
Financial accounting fees                                                     28,673         23,737        147,126           68,809
Transfer agent fees                                                          251,990        179,439      1,175,144          394,807
Accounting fees                                                               57,505         48,078        134,897           87,275
Audit and legal fees                                                          96,538         93,238         93,794           92,434
Custodian fees                                                                59,093         25,410         88,819           44,114
Printing and mailing fees                                                     33,929         17,946        178,507           45,888
Registration fees                                                             83,490         72,682         71,210           58,130
Trustees' fees                                                                24,885         24,940         24,909           24,881
Dividend expense on short positions                                               --             --             --        1,089,558
Other                                                                         13,690         17,247         67,883           34,836
-----------------------------------------------------------------------------------------------------------------------------------
   Total expenses                                                          4,535,722      3,287,321     19,153,014        9,311,086
-----------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                            3,645,608     12,178,309     18,031,142       19,135,089
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) FROM:
Investments                                                                  182,920      2,945,559     69,941,930       27,887,251
Foreign currency transactions                                             (6,348,269)       (32,967)      (581,417)              --
Short positions                                                                   --             --             --      (22,641,910)

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                               12,040,564     (4,970,090)  (117,106,234)     (43,311,197)
Foreign currency translations                                             (2,148,369)        (7,057)      (848,590)              --
   Short Positions                                                                --             --             --       12,116,484
-----------------------------------------------------------------------------------------------------------------------------------
   NET GAIN (LOSS) ON INVESTMENTS                                          3,726,846     (2,064,555)   (48,594,311)     (25,949,372)
===================================================================================================================================
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $      7,372,454  $  10,113,754  $ (30,563,169) $    (6,814,283)
===================================================================================================================================

*     Net of foreign taxes withheld of $104,205 for the Global Growth and Income
      Fund.


                                    Statements of Operations    ANNUAL REPORT 59

                 See accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              GROWTH FUND                    BLUE CHIP FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED                       YEAR ENDED
                                                                     MARCH 31, 2005  MARCH 31, 2004  MARCH 31, 2005 MARCH 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                        $   (107,830,319) $ (62,954,586) $      69,171  $       (39,363)
Net realized gain (loss) from investments, options and foreign
   currency transactions                                                 479,472,890    383,695,729     (1,080,721)         (22,851)
Change in net unrealized appreciation/depreciation on investments,
   options and foreign currency translations                             179,911,253  1,505,144,929      6,050,699          249,095
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from
        operations                                                       551,553,824  1,825,886,072      5,039,149          186,881
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
NET INVESTMENT INCOME
     Class A                                                                      --             --        (63,962)              --
     Class B                                                                      --             --             --               --
     Class C                                                                      --             --             --               --
     Class I                                                                      --             --         (4,058)              --
NET REALIZED GAINS
     Class A                                                             (24,554,337)            --             --               --
     Class B                                                              (2,726,788)            --             --               --
     Class C                                                              (7,655,607)            --             --               --
     Class I                                                                (416,810)            --             --               --
-----------------------------------------------------------------------------------------------------------------------------------
     Total distributions                                                 (35,353,542)            --        (68,020)              --
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
   TRANSACTIONS                                                        5,405,164,139  4,070,111,232     55,438,181       38,454,918
===================================================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                                5,921,364,421  5,895,997,304     60,409,310       38,641,799
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                    8,545,210,059  2,649,212,755     38,641,799               --
-----------------------------------------------------------------------------------------------------------------------------------
End of period                                                       $ 14,466,574,480 $8,545,210,059  $  99,051,109  $    38,641,799
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss)                          $        (17,759) $     (16,764) $     (31,561) $        (2,492)


60 ANNUAL REPORT    Statements of Changes in Net Assets

                 See accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              VALUE FUND                 GROWTH AND INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED                       YEAR ENDED
                                                                     MARCH 31, 2005   MARCH 31, 2004 MARCH 31,2005  MARCH 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                        $        (53,592) $    (142,404) $  46,159,006  $    32,209,340
Net realized gain (loss) from investments, options and foreign
   currency transactions                                                   2,107,674        235,773     24,654,210       57,233,682
Change in net unrealized appreciation/depreciation on investments, options and
   foreign currency translations                                           3,954,811      8,130,391    123,616,149      490,364,925
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from
        operations                                                         6,008,893      8,223,760    194,429,365      579,807,947
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
NET INVESTMENT INCOME
     Class A                                                                      --             --    (31,570,237)     (22,187,911)
     Class B                                                                      --             --     (4,095,250)      (3,020,036)
     Class C                                                                      --             --    (12,024,671)      (8,122,003)
     Class I                                                                      --             --       (886,470)        (486,950)
NET REALIZED GAINS
     Class A                                                                      --             --    (12,932,049)              --
     Class B                                                                      --             --     (3,041,273)              --
     Class C                                                                      --             --     (8,156,178)              --
     Class I                                                                      --             --       (333,968)              --
-----------------------------------------------------------------------------------------------------------------------------------
     Total distributions                                                          --             --    (73,040,096)     (33,816,900)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
   TRANSACTIONS                                                           52,627,143     32,884,435    918,555,672    2,107,038,199
===================================================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   58,636,036     41,108,195  1,039,944,941    2,653,029,246
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                       53,244,067     12,135,872  3,877,402,225    1,224,372,979
-----------------------------------------------------------------------------------------------------------------------------------
End of period                                                       $    111,880,103  $  53,244,067  $4,917,347,166 $ 3,877,402,225
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss)                          $        (45,631) $      (9,072) $ (10,159,628  $    (1,258,749)


                         Statements of Changes in Net Assets    ANNUAL REPORT 61

                 See accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     GLOBAL GROWTH AND INCOME FUND          HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED                       YEAR ENDED
                                                                     MARCH 31, 2005  MARCH 31, 2004 MARCH 31, 2005  MARCH 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                        $      3,645,608  $   1,221,864  $  12,178,309  $    10,562,092
Net realized gain (loss) from investments, options and foreign            (6,165,349)    (2,513,437)     2,912,592        3,536,542
currency transactions
Change in net unrealized appreciation/depreciation on investments, options and
   foreign currency translations                                           9,892,195     18,149,140     (4,977,147)      12,601,579
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from
        operations                                                         7,372,454     16,857,567     10,113,754       26,700,213
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
NET INVESTMENT INCOME
     Class A                                                                      --        (42,286)    (5,301,418)      (5,502,786)
     Class B                                                                      --         (4,294)    (1,173,446)      (1,382,498)
     Class C                                                                      --        (22,911)    (3,173,264)      (3,438,699)
     Class I                                                                      --         (2,052)      (149,472)        (178,195)
NET REALIZED GAINS
     Class A                                                                 (61,215)            --     (1,544,731)              --
     Class B                                                                  (8,235)            --       (372,742)              --
     Class C                                                                 (38,088)            --     (1,023,477)              --
     Class I                                                                  (1,795)            --        (39,613)              --
-----------------------------------------------------------------------------------------------------------------------------------
     Total distributions                                                    (109,333)       (71,543)   (12,778,163)     (10,502,178)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
   TRANSACTIONS                                                          131,966,385    122,099,108     28,525,518       86,735,069
===================================================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  139,229,506    138,885,132     25,861,109      102,933,104
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                      175,384,227     36,499,095    194,960,245       92,027,141
-----------------------------------------------------------------------------------------------------------------------------------
End of period                                                       $    314,613,733  $ 175,384,227  $ 220,821,354  $   194,960,245
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss)                          $     (3,633,870) $  (2,649,060) $   3,777,542  $       917,134


62 ANNUAL REPORT    Statements of Changes in Net Assets

                 See accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           CONVERTIBLE FUND               MARKET NEUTRAL FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED                       YEAR ENDED
                                                                     MARCH 31, 2005   MARCH 31, 2004 MARCH 31,2005   MARCH 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                        $     18,031,142  $  27,616,921  $  19,135,089  $    24,713,953
Net realized gain (loss) from investments, options and foreign
   currency transactions                                                  69,360,513     73,896,750      5,245,341       38,861,156
Change in net unrealized appreciation/depreciation on investments,
   options and foreign currency translations                            (117,954,824)   287,014,361    (31,194,713)       3,720,880
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from
        operations                                                       (30,563,169)   388,528,032     (6,814,283)      67,295,989
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
NET INVESTMENT INCOME
     Class A                                                              (9,538,727)   (18,189,583)   (20,704,798)     (22,779,886)
     Class B                                                              (1,898,484)    (4,103,718)    (2,320,399)      (2,269,867)
     Class C                                                              (5,133,474)   (11,140,571)    (8,424,516)      (8,719,589)
     Class I                                                                (898,113)    (1,631,739)    (2,471,652)      (2,241,780)
NET REALIZED GAINS
     Class A                                                             (26,586,043)            --    (11,589,910)      (9,068,747)
     Class B                                                              (8,927,935)            --     (1,485,912)      (1,066,036)
     Class C                                                             (22,020,753)            --     (5,242,115)      (4,109,483)
     Class I                                                              (2,252,300)            --     (1,394,948)        (858,560)
-----------------------------------------------------------------------------------------------------------------------------------
     Total distributions                                                 (77,255,829)   (35,065,611)   (53,634,250)     (51,113,948)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
   TRANSACTIONS                                                         (181,801,850)  (109,962,744)  (130,668,008)     (98,410,333)
===================================================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (289,620,848)   243,499,677   (191,116,541)     (82,228,292)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                    1,432,544,910  1,189,045,233    679,785,695      762,013,987
-----------------------------------------------------------------------------------------------------------------------------------
End of period                                                       $  1,142,924,062  $1,432,544,910 $ 488,669,154  $   679,785,695
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss)                          $     (4,559,004) $ (10,401,609) $   8,645,981  $     7,958,038


                         Statements of Changes in Net Assets    ANNUAL REPORT 63

                 See accompanying Notes to Financial Statements

Notes to Financial Statements

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the "Trust"), consists of nine series, CALAMOS GROWTH FUND, CALAMOS BLUE CHIP FUND, CALAMOS VALUE FUND, CALAMOS GROWTH AND INCOME FUND, CALAMOS GLOBAL GROWTH AND INCOME FUND, CALAMOS HIGH YIELD FUND, CALAMOS CONVERTIBLE FUND, CALAMOS MARKET NEUTRAL FUND and CALAMOS INTERNATIONAL GROWTH FUND (THE "FUNDS"). Each fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The CALAMOS INTERNATIONAL GROWTH FUND commenced operations on March 16, 2005 and the annual report to shareholders of this series is provided separately. The Trust currently offers Class A, Class B, Class C and Class I shares of each of the Funds. The CALAMOS CONVERTIBLE FUND and CALAMOS MARKET NEUTRAL FUND are closed to all new investments, subject to the exceptions enumerated in the Prospectus.

PORTFOLIO VALUATION. In computing the net asset value of the Funds, portfolio securities that are traded on a securities exchange in the United States, including options, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price ("NOCP"), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty's price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Funds' may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Funds' pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds' net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern security exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium.


64 ANNUAL REPORT    Notes to Financial Statements

                                                   Notes to Financial Statements

Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Except for securities of foreign issuers valued by a pricing service, values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate selected by the Advisor from rates quoted by any major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, foreign currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Funds may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that each Fund pays a premium whether or not the option is exercised. Additionally, each of the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

ALLOCATION OF EXPENSES BETWEEN CLASSES. Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class of a Fund are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day plus current day fund share activity.

USE OF ESTIMATES. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

INCOME TAXES. No provision has been made for income taxes because the Trust's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders substantially all of its taxable income and gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may


                               Notes to Financial Statements    ANNUAL REPORT 65

Notes to Financial Statements

differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting on fixed income securities. The Funds also may treat a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Financial records are not adjusted for temporary differences.

INDEMNIFICATIONS. Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. Each Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE 2 - INVESTMENT ADVISOR AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES

Pursuant to an investment advisory agreement with Calamos Advisors LLC ("Calamos Advisors"), each Fund pays a monthly investment advisory fee based on the average daily net assets of each Fund, computed as follows: The GROWTH AND INCOME FUND, CONVERTIBLE FUND, and MARKET NEUTRAL FUND fees are at the annual rate of 0.75% of the first $500 million of average daily net assets, 0.70% of the next $500 million of average daily net assets, 0.65% of average daily net assets in excess of $1 billion. The HIGH YIELD FUND fee is at the annual rate of 0.75% of the Fund's average daily net assets. As of August 1, 2004, the GROWTH FUND pays a fee at the annual rate of 1.00% of the first $500 million of the Growth Fund's average daily net assets, .90% of the next $500 million of average daily net assets, .80% of the next $5 billion of average daily net assets (average daily net assets in excess of $1 billion to $6 billion), .78% of the next $5 billion of average daily net assets (average daily net assets in excess of $6 billion to $11 billion), .76% of the next $5 billion of average daily net assets (average daily net assets in excess of $11 billion to $16 billion), .74% of the next $5 billion of average daily net assets (average daily net assets in excess of $16 billion to $21 billion), .72% of the next $5 billion of average daily net assets (average daily net assets in excess of $21 billion to $26 billion) and .70% of average daily net assets in excess of $26 billion. Prior to August 1, 2004, the Growth Fund paid a fee at the annual rate of 1.00% of the first $500 million of average daily net assets, 0.90% of the next $500 million of average daily net assets, and 0.80% of average daily net assets in excess of $1 billion. The BLUE CHIP FUND, VALUE FUND, and GLOBAL GROWTH AND INCOME FUND fees are at the annual rate of 1.00% of each Fund's average daily net assets.

Calamos Advisors receives a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets; 0.0150% on the next $1 billion of combined assets; and 0.0110% on combined assets above $2 billion for financial accounting services. For purposes of this calculation combined assets means the net assets of Calamos Investment Trust and, Calamos Advisors Trust, and the managed assets of Calamos Convertible and High Income Fund and Calamos Strategic Total Return Fund. Effective November 1, 2004, the managed assets of Calamos Convertible Opportunities and Income Fund were included in combined assets. Financial accounting services include, but are not limited to, the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking, and reporting tax adjustments on all assets and monitoring trustee deferred compensation plan accruals and valuations. The Funds pay their pro rata share of the financial accounting services fee payable to Calamos Advisors based on average assets of the Funds.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of each Fund, as a percentage of the average daily net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class B shares, 2.50% for Class C shares, and 1.50% for Class I shares through August 31, 2005. As of March 31, 2005, there were no expenses waived or absorbed.

The investment advisory agreement continues in effect with respect to each Fund from year to year so long as such continuation is approved at least annually by
(1) the Board of Trustees or the vote of a majority of the outstanding securities of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the investment advisory agreement, cast in person at a


66 ANNUAL REPORT    Notes to Financial Statements

                                                   Notes to Financial Statements

meeting called for the purpose of voting on such approval. At meetings of the Board of Trustees held on June 25, 2004 and July 7, 2004, called in part for the purpose of voting on the renewal of the investment advisory agreement, the investment advisory agreement was reviewed and, on July 7, 2004, renewed through July 31, 2005 by the unanimous vote of the trustees present at the meeting, and the unanimous vote of the "non-interested" trustees of the Trust voting separately.

In evaluating the investment advisory agreement, the Trustees reviewed materials furnished by Calamos Advisors, including information regarding Calamos Advisors, its affiliates and their personnel, operations and financial condition. The Trustees discussed with representatives of Calamos Advisors each Fund's operations and Calamos Advisors' ability to provide advisory and other services to the Funds. The Trustees also reviewed, among other things: (i) the current and historical investment performance of the Funds and other Calamos Advisor funds with similar strategies; (ii) the proposed fees to be charged by Calamos Advisors for investment management services; (iii) each Fund's projected total operating expenses; (iv) the investment performance, fees, expense ratios and total expenses of investment companies with similar objectives and strategies managed by other investment advisors; (v) an analysis of the profitability of Calamos Advisors of its relationship with each Fund; (vi) the experience of the investment advisory and other personnel providing services to the Funds and the historical quality of the services provided by Calamos Advisors; and (vii) Calamos Advisors' Form ADV.

Legal counsel to the independent Trustees and the Funds also provided the Trustees with a memorandum detailing their responsibilities pertaining to the renewal of the investment advisory agreement. This memorandum explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisers and the terms of the contracts, including the following factors to be considered: the nature, extent and quality of services to be provided by Calamos Advisors, the investment performance of the Funds and Calamos Advisors, the cost of services to be provided and the profits to be realized by Calamos Advisors and its affiliates from the relationship with the Funds, the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect the economies of scale for the benefit of Fund shareholders.

The Trustees considered the following as relevant to their recommendations: (i) the favorable history, reputation, qualification, investment process and background of Calamos Advisors, as well as the qualifications of its personnel, resources available and its financial condition; (ii) the magnitude of Calamos Advisors' fees and the expense ratio of each Fund in relation to the nature and quality of services expected to be provided and the fees and expense ratios of comparable investment companies; (iii) the nature of the fee arrangement, including breakpoints that will adjust the fee downward as the size of the Fund increases; (iv) the performance of each Fund in relation to the results of other comparable investment companies managed by other advisors and unmanaged indices over various periods; (v) the profitability of Calamos Advisors' relationship with the Funds; and (vi) other factors that the Trustees deemed relevant. The Trustees deemed each of these factors to be relevant to their consideration of the investment advisory agreement, and concluded that the terms of the investment advisory agreement and the services to be provided were reasonable and appropriate, and that the renewal of the investment advisory agreement was in the best interests of the Funds. The investment advisory agreement may be terminated as to a Fund at any time, without penalty, by either the Trust or Calamos Advisors upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the Investment Company Act of 1940.

As Distributor, CALAMOS FINANCIAL SERVICES LLC ("CFS") assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 whereby the Fund pays to CFS an annual distribution and/or service fee of 0.25% of the average daily net assets of the Fund's Class A shares and an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Fund's Class B shares and Class C shares.

CFS also receives a sales commission and/or a underwriting fee on certain sales of each Fund's Class A shares. During the year ended March 31, 2005, CFS received commissions and distribution fees of $6,739,955, $47,585, $66,135, $2,142,843, $157,539 and $93,145 from the sale of shares of GROWTH FUND, BLUE CHIP FUND, VALUE FUND, GROWTH AND INCOME FUND, GLOBAL GROWTH AND INCOME FUND AND HIGH YIELD FUND, respectively.


                               Notes to Financial Statements    ANNUAL REPORT 67

Notes to Financial Statements

Certain officers and trustees of the Trust are also officers and directors of CFS and Calamos Advisors. All officers and affiliated trustees serve without direct compensation from the Trust. The Funds' Statement of Additional Information contains additional information about the Funds' trustees and is available upon request without charge by calling our toll free number (800) 582-6959.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" of Calamos Advisors and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of a participating trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Deferred compensation investments of $18,663 for the GROWTH FUND, GROWTH AND INCOME FUND, GLOBAL GROWTH AND INCOME FUND, HIGH YIELD FUND, CONVERTIBLE FUND AND MARKET NEUTRAL FUND and $8,468 for the BLUE CHIP FUND and $16,024 for the VALUE FUND are included in "Other assets" on the Statement of Assets and Liabilities at March 31, 2005. Each Fund's obligation to make payments under the Plan is a general obligation of that Fund and is included in "Accounts payable and accrued liabilities" on the Statement of Assets and Liabilities at March 31, 2005.

NOTE 3 - INVESTMENTS

Purchases and sales of investments, other than short-term investments, by the Funds for the year ended March 31, 2005 were as follows:

                                    GROWTH            BLUE CHIP             VALUE             GROWTH AND
                                     FUND                FUND                FUND            INCOME FUND
-----------------------------------------------------------------------------------------------------------
Purchases                      $ 12,442,875,981    $     79,475,552    $     92,452,261    $  3,436,422,869
Proceeds from sales               7,144,504,548          25,194,896          40,860,533       2,707,930,923

                                    GLOBAL                                                      MARKET
                                  GROWTH AND          HIGH YIELD         CONVERTIBLE           NEUTRAL
                                 INCOME FUND             FUND                FUND                FUND
-----------------------------------------------------------------------------------------------------------
Purchases                      $    235,770,888    $    111,264,066    $    645,757,446    $    590,810,651
Proceeds from sales                 113,211,055          78,932,954         886,765,473         690,223,590

The cost basis of investments for Federal income tax purposes at March 31, 2005 was as follows:

                                    GROWTH            BLUE CHIP             VALUE             GROWTH AND
                                     FUND                FUND                FUND            INCOME FUND
-----------------------------------------------------------------------------------------------------------
Cost basis of
   investments                 $ 15,382,143,154    $    113,615,410    $    125,837,326    $  5,140,812,275
                               ----------------------------------------------------------------------------
Gross unrealized
     appreciation              $  2,352,915,877    $     10,028,765    $     13,385,471    $    677,405,986

Gross unrealized
     depreciation                  (581,819,305)         (3,795,304)         (1,917,485)        (79,263,813)
                               ----------------------------------------------------------------------------
Net unrealized
   appreciation
   (depreciation)              $  1,771,096,572    $      6,233,461    $     11,467,986    $    598,142,173
                               ----------------------------------------------------------------------------

                                    GLOBAL                                                      MARKET
                                  GROWTH AND          HIGH YIELD         CONVERTIBLE           NEUTRAL
                                 INCOME FUND             FUND                FUND                FUND
-----------------------------------------------------------------------------------------------------------
Cost basis of
   investments                 $    322,937,037    $    251,996,773    $  1,306,165,082    $    501,800,257
                               ----------------------------------------------------------------------------
Gross unrealized
     appreciation              $     35,484,911    $     13,221,465    $    149,692,540    $     26,207,071

Gross unrealized
     depreciation                    (5,766,181)         (3,231,288)        (14,836,047)        (48,597,650)
                               ----------------------------------------------------------------------------
Net unrealized
   appreciation
   (depreciation)              $     29,718,730    $      9,990,177    $    134,856,493    $    (22,390,579)
                               ----------------------------------------------------------------------------

*     Cost basis of investments for Market Neutral is net of short positions.


68 ANNUAL REPORT    Notes to Financial Statements

                                                   Notes to Financial Statements

NOTE 4 - INCOME TAXES

For the year ended March 31, 2005, the Funds recorded the following permanent reclassifications to reflect tax character. The results of operations and net assets were not affected by these reclassifications.

                                    GROWTH            BLUE CHIP             VALUE             GROWTH AND
                                     FUND                FUND                FUND            INCOME FUND
-----------------------------------------------------------------------------------------------------------
Paid-in capital                $   (107,599,207)   $         30,188    $        (16,772)   $             --
Accumulated
 undistributed/
 (overdistributed) net
 investment income                  107,829,324             (30,220)             17,033          (6,483,257)
Accumulated net
 realized gain/(loss)
 on investments                        (230,117)                 32                (261)          6,483,257

                                    GLOBAL                                                      MARKET
                                  GROWTH AND          HIGH YIELD         CONVERTIBLE           NEUTRAL
                                 INCOME FUND             FUND                FUND                FUND
-----------------------------------------------------------------------------------------------------------
Paid-in capital                $     (5,076,749)   $             --    $      9,952,897    $         (1,472)
Accumulated
 undistributed/
 (overdistributed) net
 investment income                   (4,630,418)            479,699           5,280,261          15,474,219
Accumulated net
 realized gain/(loss)
 on investments                       9,707,167            (479,699)        (15,233,158)        (15,472,747)

Distributions during the fiscal years ended March 31, 2005 and March 31, 2004 were characterized for federal income tax purposes as follows:

                                              GROWTH                                BLUE CHIP
                                               FUND                                    FUND
-----------------------------------------------------------------------------------------------------------
                                    2005               2004              2005                    2004
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
   ORDINARY INCOME
Class A                        $             --    $             --    $         63,962    $             --
Class B                                      --                  --                  --                  --
Class C                                      --                  --                  --                  --
Class I                                      --                  --               4,058                  --
                               ----------------------------------------------------------------------------
                               $             --    $             --    $         68,020    $             --
                               ----------------------------------------------------------------------------

LONG-TERM
   CAPITAL GAIN
Class A                        $     24,554,337    $             --    $             --    $             --
Class B                               2,726,788                  --                  --                  --
Class C                               7,655,607                  --                  --                  --
Class I                                 416,810                  --                  --                  --
                               ----------------------------------------------------------------------------
                               $     35,353,542    $             --    $             --    $             --
                               ----------------------------------------------------------------------------

                                              VALUE                                 GROWTH AND
                                               FUND                                INCOME FUND
-----------------------------------------------------------------------------------------------------------
                                    2005               2004              2005                    2004
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
   ORDINARY INCOME
Class A                        $             --    $             --    $     40,207,810    $     22,187,911
Class B                                      --                  --           6,126,572           3,020,036
Class C                                      --                  --          17,472,333           8,122,003
Class I                                      --                  --           1,109,533             486,950
                               ----------------------------------------------------------------------------
                               $             --    $             --    $     64,916,248    $     33,816,900
                               ----------------------------------------------------------------------------

LONG-TERM
   CAPITAL GAIN
Class A                        $             --    $             --    $      4,294,476    $             --
Class B                                      --                  --           1,009,951                  --
Class C                                      --                  --           2,708,516                  --
Class I                                      --                  --             110,905                  --
                               ----------------------------------------------------------------------------
                               $             --    $             --    $      8,123,848    $             --
                               ----------------------------------------------------------------------------

                                          GLOBAL GROWTH                             HIGH YIELD
                                         AND INCOME FUND                               FUND
-----------------------------------------------------------------------------------------------------------
                                    2005               2004              2005                    2004
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
   ORDINARY INCOME
Class A                        $             --    $             --    $      5,301,418    $      5,502,786
Class B                                      --                  --           1,173,446           1,382,498
Class C                                      --                  --           3,173,264           3,438,699
Class I                                      --                  --             149,472             178,195
                               ----------------------------------------------------------------------------
                               $             --    $             --    $      9,797,600    $     10,502,178
                               ----------------------------------------------------------------------------

                                           CONVERTIBLE                                MARKET
                                               FUND                                NEUTRAL FUND
-----------------------------------------------------------------------------------------------------------
                                    2005               2004              2005                    2004
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
   ORDINARY INCOME
Class A                        $     17,797,687    $     18,189,583    $     32,294,708    $     31,848,633
Class B                               4,671,344           4,103,718           3,806,311           3,335,903
Class C                              11,974,180          11,140,571          13,666,631          12,829,072
Class I                               1,597,791           1,631,739           3,866,600           3,100,340
                               ----------------------------------------------------------------------------
                               $     36,041,002    $     35,065,611    $     53,634,250    $     51,113,948
                               ----------------------------------------------------------------------------


                               Notes to Financial Statements    ANNUAL REPORT 69

Notes to Financial Statements

                                          GLOBAL GROWTH                             HIGH YIELD
                                         AND INCOME FUND                               FUND
-----------------------------------------------------------------------------------------------------------
                                    2005               2004              2005                    2004
-----------------------------------------------------------------------------------------------------------
Long-Term
 Capital Gain
  Class A                      $         61,215    $         42,286    $      1,544,731    $             --
  Class B                                 8,235               4,294             372,742                  --
  Class C                                38,088              22,911           1,023,477                  --
  Class I                                 1,795               2,052              39,613                  --
                               ----------------------------------------------------------------------------
                               $        109,333    $         71,543    $      2,980,563    $             --
                               ----------------------------------------------------------------------------

                                           CONVERTIBLE                                MARKET
                                               FUND                                NEUTRAL FUND
-----------------------------------------------------------------------------------------------------------
                                    2005               2004              2005                    2004
-----------------------------------------------------------------------------------------------------------
Long-Term
 Capital Gain
  Class A                      $     18,327,083    $             --    $             --    $             --
  Class B                             6,155,075                  --                  --                  --
  Class C                            15,180,047                  --                  --                  --
  Class I                             1,552,622                  --                  --                  --
                               ----------------------------------------------------------------------------
                               $     41,214,827    $             --    $             --    $             --
                               ----------------------------------------------------------------------------

As of March 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                    GROWTH            BLUE CHIP             VALUE             GROWTH AND
                                     FUND                FUND                FUND            INCOME FUND
-----------------------------------------------------------------------------------------------------------
Undistributed ordinary
 income                        $             --    $            796    $             --    $     18,837,990
Undistributed
 capital gains                      432,975,013                  --           2,078,555          25,889,420
                               ----------------------------------------------------------------------------
Total undistributed
 earnings                           432,975,013                 796           2,078,555          44,727,410
Accumulated capital
 and other losses                            --          (1,037,207)                 --          (2,811,771)
Net unrealized
 gain/(losses)                    1,771,096,572           6,233,461          11,468,704         598,147,829
                               ----------------------------------------------------------------------------
Total accumulated
 earnings/(losses)                2,204,071,585           5,197,050          13,547,259         640,063,468
Other                                   (17,759)            (32,357)            (15,631)            (17,759)
Paid-in capital                  12,262,520,654          93,886,416          98,348,475       4,277,301,457
                               ----------------------------------------------------------------------------
                               $ 14,466,574,480    $     99,051,109    $    111,880,103    $  4,917,347,166
                               ----------------------------------------------------------------------------

                                    GLOBAL                                                      MARKET
                                  GROWTH AND          HIGH YIELD         CONVERTIBLE           NEUTRAL
                                 INCOME FUND             FUND                FUND                FUND
-----------------------------------------------------------------------------------------------------------
Undistributed ordinary
 income                        $             --    $      3,968,417    $      9,967,952    $     10,149,385
Undistributed
 capital gains                        2,457,017           2,173,632          29,959,721                  --
                               ----------------------------------------------------------------------------
Total undistributed
 earnings                             2,457,017           6,142,049          39,927,673          10,149,385
Accumulated capital
 and other losses                    (4,346,892)           (186,150)         (3,622,367)         (9,292,985)
Net unrealized
 gain/(losses)                       29,483,870           9,995,792         134,856,493         (22,390,579)
                               ----------------------------------------------------------------------------
Total accumulated
 earnings/(losses)                   27,593,995          15,951,691         171,161,799         (21,534,179)
Other                                   (17,760)            (17,759)            (17,760)            (17,759)
Paid-in capital                     287,037,498         204,887,422         971,780,023         510,221,092
                               ----------------------------------------------------------------------------
                               $    314,613,733    $    220,821,354    $  1,142,924,062    $    488,669,154
                               ----------------------------------------------------------------------------

The Funds intend to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. For the year ended March 31, 2005, the Funds utilized capital loss as follows:

                                                                              GLOBAL                                     MARKET
                      GROWTH         BLUE CHIP      VALUE     GROWTH AND    GROWTH AND     HIGH YIELD    CONVERTIBLE     NEUTRAL
                       FUND            FUND         FUND      INCOME FUND   INCOME FUND       FUND          FUND          FUND
--------------------------------------------------------------------------------------------------------------------------------
                    $11,154,218         $--        $28,858        $--           $--           $--            $--           $--

As of March 31, 2005, the Funds had capital loss carryforwards which, if not used, will expire as follows:

                                                                              GLOBAL                                     MARKET
                      GROWTH         BLUE CHIP      VALUE     GROWTH AND    GROWTH AND     HIGH YIELD    CONVERTIBLE     NEUTRAL
                       FUND             FUND        FUND      INCOME FUND   INCOME FUND       FUND          FUND          FUND
--------------------------------------------------------------------------------------------------------------------------------
 2013                   $--          $(1,037,207)    $--          $--           $--           $--             $--      $(295,148)


70 ANNUAL REPORT    Notes to Financial Statements

                                                   Notes to Financial Statements

The Funds had deferred post-October losses occurring subsequent to March 31,2005. For tax purposes, such losses will be treated as having occurred on April 1, 2005. As of March 31, 2005, post-October losses are as follows:

                                                                          GLOBAL                                       MARKET
                      GROWTH     BLUE CHIP     VALUE     GROWTH AND     GROWTH AND     HIGH YIELD    CONVERTIBLE      NEUTRAL
                       FUND        FUND        FUND     INCOME FUND     INCOME FUND       FUND           FUND           FUND
--------------------------------------------------------------------------------------------------------------------------------
Capital                 $--         $--         $--     $        --    $        --     $      --     $        --    $(8,997,837)
Currency                 --          --          --              --     (4,203,990)      (10,840)     (1,316,401)            --
Contingent Payment
 Debt Instrument         --          --          --      (2,811,771)      (142,902)     (175,310)     (2,305,966)            --

NOTE 5 - SHORT SALES

Securities sold short represent obligations to purchase the securities at a future date at then prevailing prices. A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

So long as the short position is open, the Fund must adjust daily the value of the segregated account so that the amount deposited in it, plus any amount deposited with the broker as collateral, will equal the current market value of the security sold short. However, the value of the segregated account may not be reduced below the point at which the segregated account, plus any amount deposited with the broker, is equal to the market value of the securities sold short at the time they were sold short.

NOTE 6 - FORWARD FOREIGN CURRENCY CONTRACTS

Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit RISK to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. The counterparty to all forward foreign currency contracts at March 31, 2005, was a multinational bank.

As of March 31, 2005, the GLOBAL GROWTH AND INCOME FUND had the following open forward foreign currency contracts:

                                  SETTLEMENT            LOCAL              CURRENT            UNREALIZED
                                     DATE              CURRENCY             VALUE            GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
Long Contracts
Australian Dollar                    04/21/2005           5,525,000    $      4,271,192    $        (94,347)
British Pound Sterling               04/21/2005          10,260,000          19,384,092            (234,726)
Danish Krone                         04/21/2005          22,875,000           3,979,437              32,876
Euro                                 04/21/2005          47,165,000          54,774,097             530,259
Hong Kong Dollar                     04/21/2005          56,000,000           7,180,132              31,995
Japanese Yen                         04/21/2005       4,130,000,000          38,524,323           2,066,555
Singapore Dollar                     04/21/2005           2,095,000           1,269,159              17,934
Swiss Franc                          04/21/2005          21,115,000          17,648,780             291,964
Taiwanese Dollar                     04/21/2005         294,300,000           9,335,448             (45,675)
                                                                       ------------------------------------
                                                                                           $      2,596,835


                               Notes to Financial Statements    ANNUAL REPORT 71

Notes to Financial Statements

                                  SETTLEMENT            LOCAL              CURRENT            UNREALIZED
                                     DATE              CURRENCY             VALUE            GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
SHORT CONTRACTS
Australian Dollar                    04/21/2005           5,525,000    $      4,271,192    $        (85,215)
British Pound Sterling               04/21/2005          10,260,000          19,384,092            (232,002)
Danish Krone                         04/21/2005          22,875,000           3,979,437            (114,083)
Euro                                 04/21/2005          47,165,000          54,774,097          (1,722,072)
Hong Kong Dollar                     04/21/2005          56,000,000           7,180,132              (5,989)
Japanese Yen                         04/21/2005       4,130,000,000          38,524,323          (1,190,271)
Singapore Dollar                     04/21/2005           2,095,000           1,269,159             (22,728)
Swiss Franc                          04/21/2005          21,115,000          17,648,780            (529,360)
Taiwanese Dollar                     04/21/2005         294,300,000           9,335,448            (194,992)
                                                                       ------------------------------------
                                                                                           $     (4,096,712)

As of March 31, 2005, the CONVERTIBLE FUND had the following open forward foreign currency contracts:

                                  SETTLEMENT            LOCAL              CURRENT            UNREALIZED
                                     DATE              CURRENCY             VALUE            GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
LONG CONTRACTS
British Pound Sterling                4/21/2005           7,890,000    $     14,906,480    $       (180,505)
Swiss Franc                           4/21/2005          23,700,000          19,809,428             327,708
                                                                       ------------------------------------
                                                                                                   $147,203

SHORT CONTRACTS
British Pound Sterling                4/21/2005           7,890,000    $     14,906,480    $       (178,411)
Swiss Franc                           4/21/2005          23,700,000          19,809,428            (594,167)
                                                                       ------------------------------------
                                                                                           $       (772,578)

NOTE 7 - SYNTHETIC CONVERTIBLE SECURITIES

The Funds may establish a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Funds may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Funds may purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.


72 ANNUAL REPORT    Notes to Financial Statements

                                                   Notes to Financial Statements

NOTE 8 - CAPITAL SHARE TRANSACTIONS

The following table summarizes the activity in capital shares of the Funds:

FOR THE YEAR ENDED MARCH 31, 2005

                                              GROWTH                                BLUE CHIP
                                               FUND                                    FUND
-----------------------------------------------------------------------------------------------------------
A SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                         110,821,893    $  5,386,165,956           5,496,210    $     57,568,129
Shares issued in
   reinvestment of
   distributions                        448,550          22,701,539               5,343              59,145
Less shares
   redeemed                            (232,235)     (1,410,443,266)         (1,238,777)        (13,238,622)
                               ----------------------------------------------------------------------------
Increase (decrease)                  82,038,208    $  3,998,424,229           4,262,776    $     44,388,652
                               ----------------------------------------------------------------------------


B SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                           7,733,848    $    388,318,365             356,531    $      3,665,660
Shares issued in
   reinvestment of
   distributions                         48,926           2,566,653                  --                  --
Less shares
   redeemed                          (1,389,179)        (69,126,947)            (69,081)           (719,578)
                               ----------------------------------------------------------------------------
Increase (decrease)                   6,393,595    $    321,758,071             287,450    $      2,946,082
                               ----------------------------------------------------------------------------


C SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                          27,846,208    $  1,308,775,296             808,482    $      8,411,998
Shares issued in
   reinvestment of
   distributions                        148,350           7,241,119                  --                  --
Less shares
   redeemed                          (5,479,695)       (255,894,721)           (138,529)         (1,450,565)
                               ----------------------------------------------------------------------------
Increase (decrease)                  22,514,863    $  1,060,121,694             669,953    $      6,961,433
                               ----------------------------------------------------------------------------


I SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                             945,934    $     48,363,623             119,997    $      1,286,946
Shares issued in
   reinvestment of
   distributions                          7,135             382,004                 366               4,058
Less shares
   redeemed                            (453,379)        (23,885,482)            (13,798)           (148,990)
                               ----------------------------------------------------------------------------
Increase (decrease)                     499,690    $     24,860,145             106,565    $      1,142,014
                               ----------------------------------------------------------------------------
Total Increase
   (decrease)                       111,446,356    $  5,405,164,139           5,326,744    $     55,438,181
                               ----------------------------------------------------------------------------

                                              VALUE                                 GROWTH AND
                                               FUND                                INCOME FUND
-----------------------------------------------------------------------------------------------------------
A SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                           4,504,909    $     51,662,864          36,824,936    $  1,040,062,724
Shares issued in
   reinvestment of
   distributions                             --                  --           1,357,299          39,015,486
Less shares
   redeemed                            (727,555)         (8,452,782)        (21,144,588)       (593,309,016)
                               ----------------------------------------------------------------------------
Increase (decrease)                   3,777,354    $     43,210,082          17,037,647    $    485,769,194
                               ----------------------------------------------------------------------------


B SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                             390,081    $      4,393,119           4,309,682    $    133,670,389
Shares issued in
   reinvestment of
   distributions                             --                  --             198,040           6,308,133
Less shares
   redeemed                             (84,313)           (953,694)         (1,885,544)        (58,774,844)
                               ----------------------------------------------------------------------------
Increase (decrease)                     305,768    $      3,439,425           2,622,178    $     81,203,678
                               ----------------------------------------------------------------------------


C SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                             754,887    $      8,497,676          17,934,295    $    509,599,707
Shares issued in
   reinvestment of
   distributions                             --                  --             632,637          18,360,437
Less shares
   redeemed                            (269,021)         (3,048,263)         (7,500,499)       (213,520,855)
                               ----------------------------------------------------------------------------
Increase (decrease)                     485,866    $      5,449,413          11,066,433    $    314,439,289
                               ----------------------------------------------------------------------------


I SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                              70,535    $        826,025           1,428,952    $     40,773,436
Shares issued in
   reinvestment of
   distributions                             --                  --              33,058             933,256
Less shares
   redeemed                             (25,763)           (297,802)           (163,699)         (4,563,181)
                               ----------------------------------------------------------------------------
Increase (decrease)                      44,772    $        528,223           1,298,311    $     37,143,511
                               ----------------------------------------------------------------------------
Total Increase
   (decrease)                         4,613,760    $     52,627,143          32,024,569    $    918,555,672
                               ----------------------------------------------------------------------------


                               Notes to Financial Statements    ANNUAL REPORT 73

Notes to Financial Statements

FOR THE YEAR ENDED MARCH 31, 2005

                                        GLOBAL GROWTH AND                           HIGH YIELD
                                           INCOME FUND                                 FUND
-----------------------------------------------------------------------------------------------------------
A SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                          14,434,576    $    117,002,583           6,854,047    $     74,559,017
Shares issued
  in reinvestment
  of distributions                        6,757              55,819             509,964           5,527,282
Less shares
  redeemed                           (3,885,004)        (31,565,069)         (5,244,951)        (56,741,536)
                               ----------------------------------------------------------------------------
Increase
  (decrease)                         10,556,329    $     85,493,333           2,119,060    $     23,344,763
                               ----------------------------------------------------------------------------


B SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                           1,519,877    $     12,797,339             833,223    $      9,218,411
Shares issued
  in reinvestment
  of distributions                          861               7,413              92,546           1,026,358
Less shares
  redeemed                             (332,476)         (2,818,770)           (758,022)         (8,307,650)
                               -----------------------------------------------------------------------------
Increase
  (decrease)                          1,188,262    $      9,985,982             167,747    $      1,937,119
                               ----------------------------------------------------------------------------


C SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                           6,704,545    $     53,571,181           2,575,077    $     28,458,306
Shares issued
  in reinvestment
  of distributions                        4,096              33,425             282,690           3,118,937
Less shares
  redeemed                           (2,156,678)        (17,382,535)         (2,487,401)        (27,495,977)
                               ----------------------------------------------------------------------------
Increase
  (decrease)                          4,551,963    $     36,222,071             370,366    $      4,081,266
                               ----------------------------------------------------------------------------


I SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                             160,550    $      1,330,893              14,820    $        160,998
Shares issued
  in reinvestment
  of distributions                          217               1,795              17,497             189,086
Less shares
  redeemed                             (129,153)         (1,067,689)           (108,403)         (1,187,714)
                               ----------------------------------------------------------------------------
Increase
  (decrease)                             31,614    $        264,999             (76,086)   $       (837,630)
                               ----------------------------------------------------------------------------
Total Increase
  (decrease)                         16,328,168    $    131,966,385           2,581,087    $     28,525,518
                               ----------------------------------------------------------------------------

                                           CONVERTIBLE                            MARKET NEUTRAL
                                               FUND                                    FUND
-----------------------------------------------------------------------------------------------------------
A SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                             323,635    $      6,853,202             714,584    $      9,906,849
Shares issued
  in reinvestment
  of distributions                    1,466,650          30,684,139           1,917,992          26,203,643
Less shares
  redeemed                           (5,763,734)       (121,293,681)         (9,040,652)       (123,846,894)
                               ----------------------------------------------------------------------------
Increase
  (decrease)                         (3,973,449)   $    (83,756,340)         (6,408,076)   $    (87,736,402)
                               ----------------------------------------------------------------------------


B SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                                 490    $         11,612                 302    $          4,285
Shares issued
  in reinvestment
  of distributions                      388,018           9,136,152             214,743           3,042,151
Less shares
  redeemed                           (1,166,826)        (27,587,484)           (624,588)         (8,878,140)
                               ----------------------------------------------------------------------------
Increase
  (decrease)                           (778,318)   $    (18,439,720)           (409,543)   $     (5,831,704)
                               ----------------------------------------------------------------------------


C SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                               2,116    $         44,649                  46    $          1,282
Shares issued
  in reinvestment
  of                                  1,129,482          23,613,998             822,264          11,364,433
  distributions
Less shares
  redeemed                           (4,305,715)        (90,810,375)         (3,701,259)        (51,224,026)
                               ----------------------------------------------------------------------------
Increase
  (decrease)                         (3,174,117)   $    (67,151,728)         (2,878,949)   $    (39,858,311)
                               ----------------------------------------------------------------------------


I SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                               6,704    $        135,356              86,663    $      1,209,715
Shares issued
  in reinvestment
  of                                     32,810             657,993             268,648           3,640,970
  distributions
Less shares
  redeemed                             (661,531)        (13,247,411)           (151,760)         (2,092,276)
                               ----------------------------------------------------------------------------
Increase
  (decrease)                           (622,017)   $    (12,454,062)            203,551    $      2,758,409
                               ----------------------------------------------------------------------------
Total Increase
  (decrease)                         (8,547,901)   $   (181,801,850)         (9,493,017)   $   (130,668,008)
                               ----------------------------------------------------------------------------


74 ANNUAL REPORT    Notes to Financial Statements

                                                   Notes to Financial Statements

FOR THE YEAR ENDED MARCH 31, 2004

                                              GROWTH                                BLUE CHIP
                                               FUND                                    FUND
-----------------------------------------------------------------------------------------------------------
A SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                          87,108,115    $  3,679,313,560           2,860,819    $     29,262,419
Shares issued in
  reinvestment
  of distributions                           --                  --                  --                  --
Less shares
  redeemed                          (21,345,185)       (888,844,281)            (86,089)           (880,497)
                               ----------------------------------------------------------------------------
Increase
  (decrease)                         65,762,930    $  2,790,469,279           2,774,730    $     28,381,922
                               ----------------------------------------------------------------------------


B SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                           8,414,278    $    366,363,825             382,943    $      3,913,278
Shares issued
  in reinvestment
  of distributions                           --                  --                  --                  --
Less shares
  redeemed                             (816,240)        (36,008,849)             (2,906)            (29,626)
                               ----------------------------------------------------------------------------
Increase
  (decrease)                          7,598,038    $    330,354,976             380,037    $      3,883,652
                               ----------------------------------------------------------------------------


C SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                          25,041,881    $  1,026,205,700             511,253    $      5,211,416
Shares issued in
  reinvestment
  of distributions                           --                  --                  --                  --
Less shares
  redeemed                           (3,170,155)       (130,337,895)            (40,666)           (413,096)
                               ----------------------------------------------------------------------------
Increase
  (decrease)                         21,871,726    $    895,867,805             470,587    $      4,798,320
                               ----------------------------------------------------------------------------


I SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                           1,261,064    $     60,026,775             138,840    $      1,391,327
Shares issued
  in reinvestment
  of distributions                           --                  --                  --                  --
Less shares
  redeemed                             (163,572)         (6,607,603)                (30)               (303)
Increase
  (decrease)                          1,097,492    $     53,419,172             138,810    $      1,391,024
                               ----------------------------------------------------------------------------
Total Increase
  (Decrease)                         96,330,186    $  4,070,111,232           3,764,164    $     38,454,918
                               ----------------------------------------------------------------------------

                                              VALUE                                 GROWTH AND
                                               FUND                                INCOME FUND
-----------------------------------------------------------------------------------------------------------
A SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                           2,698,438    $     27,863,407          52,279,707    $  1,380,941,090
Shares issued in
  reinvestment
  of distributions                           --                  --             750,584          20,306,026
Less shares
  redeemed                             (358,650)         (3,591,999)         (9,644,059)       (257,527,928)
                               ----------------------------------------------------------------------------
Increase
  (decrease)                          2,339,788    $     24,271,408          43,386,232    $  1,143,719,188
                               ----------------------------------------------------------------------------


B SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                             293,487    $      3,060,251           9,508,660    $    272,754,602
Shares issued
  in reinvestment
  of distributions                           --                  --              84,320           2,515,958
Less shares
  redeemed                              (16,269)           (169,503)         (1,155,167)        (33,900,812)
                               ----------------------------------------------------------------------------
Increase
  (decrease)                            277,218    $      2,890,748           8,437,813    $    241,369,748
                               ----------------------------------------------------------------------------


C SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                             605,739    $      6,315,492          29,380,840    $    778,455,238
Shares issued in
  reinvestment
  of distributions                           --                  --             260,626           7,109,265
Less shares
  redeemed                             (104,233)         (1,055,767)         (3,198,183)        (86,648,599)
                               ----------------------------------------------------------------------------
Increase
  (decrease)                            501,506    $      5,259,725          26,443,283    $    698,915,904
                               ----------------------------------------------------------------------------


I SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                              48,221    $        504,960             929,249    $     25,031,080
Shares issued
  in reinvestment
  of distributions                           --                  --               9,974             266,343
Less shares
  redeemed                               (4,094)            (42,406)            (88,133)         (2,264,064)
                               ----------------------------------------------------------------------------
Increase
  (decrease)                             44,127    $        462,554             851,090    $     23,033,359
                               ----------------------------------------------------------------------------
Total Increase
  (Decrease)                          3,162,639    $     32,884,435          79,118,418    $  2,107,038,199
                               ----------------------------------------------------------------------------


                               Notes to Financial Statements    ANNUAL REPORT 75

Notes to Financial Statements

FOR THE YEAR ENDED MARCH 31, 2004


                                        GLOBAL GROWTH AND                           HIGH YIELD
                                           INCOME FUND                                 FUND
-----------------------------------------------------------------------------------------------------------
A SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                          15,423,417    $    114,338,886          11,350,772    $    118,580,961
Shares issued
  in reinvestment
  of distributions                        5,322              37,202             433,265           4,586,911
Less shares
  redeemed                           (7,163,919)        (51,426,087)         (7,471,159)        (78,503,450)
                               ----------------------------------------------------------------------------
Increase
  (decrease)                          8,264,820    $     62,950,001           4,312,878    $     44,664,422
                               ----------------------------------------------------------------------------


B SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                           1,440,554    $     11,550,771           1,343,998    $     14,308,147
Shares issued
  in reinvestment
  of distributions                          429               3,164              68,315             744,094
Less shares
  redeemed                             (175,135)         (1,390,900)           (454,908)         (4,897,659)
                               ----------------------------------------------------------------------------
Increase
  (decrease)                          1,265,848    $     10,163,035             957,405    $     10,154,582
                               ----------------------------------------------------------------------------


C SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                           6,661,288    $     50,432,268           4,234,321    $     44,998,497
Shares issued
  in reinvestment
  of distributions                        2,155              15,048             221,383           2,388,546
Less shares
  redeemed                             (538,698)         (3,995,838)         (1,442,791)        (15,605,163)
                               ----------------------------------------------------------------------------
Increase
  (decrease)                          6,124,745    $     46,451,478           3,012,913    $     31,781,880
                               ----------------------------------------------------------------------------


I SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                             349,176    $      2,572,929              36,081    $        362,407
Shares issued
  in reinvestment
  of distributions                          294               2,052              16,857             178,195
Less shares
  redeemed                               (5,454)            (40,387)            (39,178)           (406,417)
                               ----------------------------------------------------------------------------
Increase                                344,016    $      2,534,594              13,760    $        134,185
                               ----------------------------------------------------------------------------
(decrease)
Total Increase
  (Decrease)                         15,999,429    $    122,099,108           8,296,956    $     86,735,069
                               ----------------------------------------------------------------------------

                                           CONVERTIBLE                            MARKET NEUTRAL
                                               FUND                                    FUND
-----------------------------------------------------------------------------------------------------------
A SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                           4,660,268    $     84,173,898           1,238,482    $     17,792,772
Shares issued
  in reinvestment
  of distributions                      771,159          15,943,035           2,189,393          31,195,466
Less shares
  redeemed                           (9,120,481)       (180,689,587)         (8,312,948)       (119,232,621)
                               ----------------------------------------------------------------------------
Increase
  (decrease)                         (3,689,054)   $    (80,572,654)         (4,885,073)   $    (70,244,383)
                               ----------------------------------------------------------------------------


B SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                             727,714    $     14,492,164                 146    $          2,156
Shares issued
  in reinvestment
  of distributions                      130,720           3,043,775             181,283           2,674,074
Less shares
  redeemed                             (912,234)        (20,718,797)           (588,622)         (8,724,873)
                               ----------------------------------------------------------------------------
Increase
  (decrease)                            (53,800)   $     (3,182,858)           (407,193)   $     (6,048,643)
                               ----------------------------------------------------------------------------


C SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                           2,411,305    $     42,992,575               3,419    $         49,622
Shares issued
  in reinvestment
  of distributions                      422,568           8,785,475             713,447          10,287,339
Less shares
  redeemed                           (3,909,871)        (78,719,029)         (2,298,544)        (33,346,033)
                               ----------------------------------------------------------------------------
Increase
  (decrease)                         (1,075,998)   $    (26,940,979)         (1,581,678)   $    (23,009,072)
                               ----------------------------------------------------------------------------


I SHARES                                 SHARES             DOLLARS              SHARES             DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                             349,777    $      6,100,505              74,936    $      1,078,674
Shares issued
  in reinvestment
  of distributions                       16,711             331,256             214,085           3,032,983
Less shares
  redeemed                             (298,938)         (5,698,014)           (226,607)         (3,219,892)
                               ----------------------------------------------------------------------------
Increase                                 67,550    $        733,747              62,414    $        891,765
                               ----------------------------------------------------------------------------
(decrease)
Total Increase
  (Decrease)                         (4,751,302)   $   (109,962,744)         (6,811,530)   $    (98,410,333)
                               ----------------------------------------------------------------------------


76 ANNUAL REPORT    Notes to Financial Statements

                                                   Notes to Financial Statements

NOTE 9 - SECURITIES LENDING

For the year ended March 31, 2005 the Funds loaned certain of their securities to broker--dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Funds lends securities. At March 31, 2005, the GROWTH FUND, BLUE CHIP FUND, VALUE FUND, GROWTH AND INCOME FUND, GLOBAL GROWTH AND INCOME FUND, HIGH YIELD FUND, and CONVERTIBLE FUND had securities valued at $2,644,683,164, $20,062,515, $21,406,532, $795,524,262, $37,978,949, $45,604,250, and,
$290,130,582, respectively, on loan to broker--dealers and banks and GROWTH FUND, BLUE CHIP FUND, VALUE FUND, GROWTH AND INCOME FUND, GLOBAL GROWTH AND INCOME FUND, HIGH YIELD FUND and CONVERTIBLE FUND had $2,718,597,451, $20,615,022, $21,822,636, $811,094,630, $38,547,544, $46,771,121 and
$296,308,915, respectively, in cash collateral.

NOTE 10 - REDEMPTION FEE

A redemption of Class A, Class B, Class C, and Class I shares of a Fund (except shares purchased with reinvested dividends or distributions) held for five days or less may be subject to a redemption fee of 2% of the redemption proceeds that will be deducted from those proceeds. The redemption fee is intended to deter short--term trading. The redemption fee is also intended to offset portfolio transaction costs, market impact, and other costs associated with short--term trading. If the shares redeemed were purchased on different days, the shares held shortest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee is not a sales charge; it is retained by the Fund and reflected as an addition to paid in capital and does not benefit the Funds Advisor or any other third party.

For the year ended March 31, 2005, the redemption fees collected by the Funds were as follows:

                                                                              GLOBAL                                     MARKET
                     GROWTH          BLUE CHIP      VALUE     GROWTH AND    GROWTH AND     HIGH YIELD    CONVERTIBLE     NEUTRAL
                      FUND             FUND         FUND      INCOME FUND   INCOME FUND       FUND          FUND          FUND
----------------------------------------------------------------------------------------------------------------------------------
Class A              $54,195            $50          $11        $4,704         $264           $618           $--          $238
Class B                  150             --           --            --           --             --            --            --
Class C                1,142             --           --           418           --             --            --            --
Class I                1,129            922          922            --          926             --            --            --


                               Notes to Financial Statements    ANNUAL REPORT 77

Calamos Growth Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                 CLASS A
                                              --------------------------------------------------------------------------------
                                                                          Year Ended March 31,
                                              --------------------------------------------------------------------------------
                                                   2005              2004            2003            2002           2001
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period        $      47.62     $      31.68     $      37.64     $      37.04     $      48.17
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                      (0.36)*          (0.14)*          (0.37)*          (0.41)*          (0.27)*
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                     2.78            16.08            (5.59)            1.01            (5.87)
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                    2.42            15.94            (5.96)            0.60            (6.14)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income                 --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                 (0.14)              --               --               --            (4.99)
------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital contributions             --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                (0.14)              --               --               --            (4.99)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period              $      49.90     $      47.62     $      31.68     $      37.64     $      37.04
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Total Return(a)(b)                                  5.08%           50.32%          (15.84%)           1.62%          (14.19%)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)             $ 10,161,403     $  5,789,210     $  1,768,431     $  1,027,091     $    140,353
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net expenses to average
     net assets                                       1.23%            1.31%            1.40%            1.55%            1.47%
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss)
     to average net assets                           (0.74%)          (0.96%)          (1.12%)          (1.12%)          (0.66%)
------------------------------------------------------------------------------------------------------------------------------
   Ratio of gross expenses to average
     net assets prior to waiver of
     expenses by the Advisor                          1.23%            1.31%            1.40%            1.55%            1.47%
------------------------------------------------------------------------------------------------------------------------------

                                                                                 CLASS B
                                              --------------------------------------------------------------------------------
                                                                                                               September 11,
                                                                                                                   2000
                                                                                                                  through
                                                                          Year Ended March 31,                   March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period        $      49.59     $      33.24     $      39.79     $      39.45     $      50.67
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                      (0.75)*          (0.32)*          (0.65)*          (0.47)*          (0.31)*
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                     2.89            16.67            (5.90)            0.81           (10.02)
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                    2.14            16.35            (6.55)            0.34           (10.33)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --             3.77
------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Dividends from net investment income                 --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                 (0.14)              --               --               --            (0.89)
------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital contributions             --               --               --               --            (3.77)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                (0.14)              --               --               --            (4.66)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period              $      51.59     $      49.59     $      33.24     $      39.79     $      39.45
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Total Return(a)(b)                                  4.31%           49.19%          (16.46%)           0.86%          (13.48%)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)             $  1,110,017     $    749,897     $    250,121     $    130,934     $      7,158
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net expenses to average
     net assets                                       1.98%            2.06%            2.15%            2.30%            2.22%**
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss)
     to average net assets                           (1.49%)          (1.71%)          (1.87%)          (1.87%)          (1.41%)**
------------------------------------------------------------------------------------------------------------------------------
   Ratio of gross expenses to average
     net assets prior to waiver of
     expenses by the Advisor                          1.98%            2.06%            2.15%            2.30%            3.39%**
------------------------------------------------------------------------------------------------------------------------------

                                                                          Year Ended March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                             63.1%            53.7%            60.5%            78.8%            90.9%
------------------------------------------------------------------------------------------------------------------------------

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b) In March 2001, the Fund's total return includes the capital contribution by Calamos Advisors. Excluding this item, total return would have been -14.19%, -20.64%, -14.76%, and -13.92% for Class A, Class B, Class C and
      Class I shares, respectively.

*     Net investment income allocated based on average shares method.

**    Annualized


78 ANNUAL REPORT    Financial Highlights

                                                             Calamos Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

                                                                                 CLASS C
                                              --------------------------------------------------------------------------------


                                                                          Year Ended March 31,
                                              --------------------------------------------------------------------------------
                                                 2005             2004              2003             2002              2001
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period        $      46.15     $      30.94     $      37.03     $      36.72     $      47.16
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                      (0.69)*          (0.28)*          (0.61)*          (0.68)*          (0.56)*
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                     2.68            15.49            (5.48)            0.99            (5.82)
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                    1.99            15.21            (6.09)            0.31            (6.38)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --             0.61
------------------------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                 --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                 (0.14)              --               --               --            (4.06)
------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital contributions             --               --               --               --            (0.61)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                (0.14)              --               --               --            (4.67)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period              $      48.00     $      46.15     $      30.94     $      37.03     $      36.72
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Total Return(a)(b)                                  4.31%           49.16%          (16.45%)           0.84%          (13.52%)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)             $  3,038,513     $  1,882,171     $    585,040     $    333,734     $     52,463
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net expenses to average
     net assets                                       1.98%            2.06%            2.15%            2.30%            2.22%
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss)
     to average net assets                           (1.49%)          (1.71%)          (1.87%)          (1.87%)          (1.41%)
------------------------------------------------------------------------------------------------------------------------------
   Ratio of gross expenses to average net
     assets prior to waiver of
     expenses by the Advisor                          1.98%            2.06%            2.15%            2.30%            2.52%
------------------------------------------------------------------------------------------------------------------------------

                                                                                 CLASS I
                                              ------------------------------------------------------------------------------


                                                                          Year Ended March 31,
                                              ------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period        $      50.30     $      33.38     $      39.56     $      38.83     $      48.73
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                      (0.25)*          (0.13)*          (0.30)*          (0.34)*          (0.18)*
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                     2.94            17.05            (5.88)            1.07            (6.10)
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                    2.69            16.92            (6.18)            0.73            (6.28)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --             1.04
------------------------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                 --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                 (0.14)              --               --               --            (3.62)
------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital contributions             --               --               --               --            (1.04)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                (0.14)              --               --               --            (4.66)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period              $      52.85     $      50.30     $      33.38     $      39.56     $      38.83
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Total Return(a)(b)                                  5.35%           50.69%          (15.62%)           1.88%          (11.87%)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)             $    156,641     $    123,933     $     45,620     $      7,424     $      7,053
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net expenses to average
     net assets                                       0.98%            1.06%            1.15%            1.30%            1.22%
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss)
     to average net assets                           (0.49%)          (0.71%)          (0.87%)          (0.87%)          (0.41%)
------------------------------------------------------------------------------------------------------------------------------
   Ratio of gross expenses to average net
     assets prior to waiver of
     expenses by the Advisor                          0.98%            1.06%            1.15%            1.30%            1.86%
------------------------------------------------------------------------------------------------------------------------------


                                        Financial Highlights    ANNUAL REPORT 79

Calamos Blue Chip Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                         CLASS A                           CLASS B
                                              -----------------------------     -----------------------------
                                                               December 1,                       December 1,
                                                                   2003                              2003
                                               Year Ended        through         Year Ended        through
                                               March 31,        March 31,        March 31,        March 31,
                                              ------------     ------------     ------------     ------------
                                                  2005             2004             2005             2004
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $      10.27     $      10.00     $      10.25     $      10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                       0.02            (0.01)           (0.03)           (0.02)
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                     0.63             0.28             0.60             0.27
-------------------------------------------------------------------------------------------------------------
Total from investment operations                      0.65             0.27             0.57             0.25
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Distributions:
-------------------------------------------------------------------------------------------------------------
   Dividends from net investment income              (0.01)              --               --               --
-------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                    --               --               --               --
-------------------------------------------------------------------------------------------------------------
Total distributions                                  (0.01)              --               --               --
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $      10.91     $      10.27     $      10.82     $      10.25
-------------------------------------------------------------------------------------------------------------
Total return(a)                                       6.33%            2.70%            5.56%            2.50%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)               $     76,809     $     28,499     $      7,219     $      3,894
-------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average
   net assets                                         1.70%            1.75%**          2.45%            2.50%**
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average net assets                              0.25%           (0.42%)**        (0.50%)          (1.17%)**
-------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average
   net assets prior to waiver of
   expenses by the Advisor                            1.70%            2.56%**          2.45%            3.31%**
-------------------------------------------------------------------------------------------------------------

                                                        CLASS C                           CLASS I
                                              -----------------------------     -----------------------------
                                                               December 1,                       December 1,
                                                                   2003                              2003
                                               Year Ended        through         Year Ended        through
                                               March 31,        March 31,        March 31,        March 31,
                                              ------------     ------------     ------------     ------------
                                                  2005             2004             2005             2004
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $      10.25     $      10.00     $      10.28     $      10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                      (0.03)           (0.02)            0.04            (0.00)*
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                     0.60             0.27             0.64             0.28
-------------------------------------------------------------------------------------------------------------
Total from investment operations                      0.57             0.25             0.68             0.28
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Distributions:
-------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                 --               --            (0.02)              --
-------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                    --               --               --               --
-------------------------------------------------------------------------------------------------------------
Total distributions                                     --               --            (0.02)              --
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $      10.82     $      10.25     $      10.94     $      10.28
-------------------------------------------------------------------------------------------------------------
Total return(a)                                       5.56%            2.50%            6.64%            2.80%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)               $     12,337     $      4,822     $      2,686     $      1,427
-------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average
   net assets                                         2.45%            2.50%**          1.45%            1.50%**
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average net assets                             (0.50%)          (1.17%)**         0.50%           (0.17%)**
-------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average
   net assets prior to waiver of
   expenses by the Advisor                            2.45%            3.31%**          1.45%            2.31%**
-------------------------------------------------------------------------------------------------------------

                                                               December 1,
                                                                   2003
                                               Year Ended        through
                                               March 31,        March 31,
                                                  2005             2004
-------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                            37.6%             4.3%
-------------------------------------------------------------------------------------------------------------

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*     Amounts are less than $0.005.

**    Annualized


80 ANNUAL REPORT    Financial Highlights

                      This page intentionally left blank.

Calamos Value Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                          CLASS A
                                              ---------------------------------------------------------------
                                                                                                  January 2,
                                                                                                     2002
                                                                                                   through
                                                           Year Ended March 31,                   March 31,
                                              ---------------------------------------------------------------
                                                  2005             2004             2003             2002
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $      11.27     $       7.70     $       9.89     $      10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                         0.02            (0.02)           (0.01)              --
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                       0.72             3.59            (2.18)           (0.11)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                      0.74             3.57            (2.19)           (0.11)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Capital contribution from  Advisor                      --               --               --               --
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Distributions:
-------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                   --               --               --               --
-------------------------------------------------------------------------------------------------------------
 Dividends from net realized gains                      --               --               --               --
-------------------------------------------------------------------------------------------------------------
 Distributions from capital contributions               --               --               --               --
-------------------------------------------------------------------------------------------------------------
Total distributions                                     --               --               --               --
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $      12.01     $      11.27     $       7.70     $       9.89
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Total Return(a)                                       6.57%           46.36%          (22.14%)          (1.10%)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)               $     88,040     $     40,024     $      9,333     $      1,130
-------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average
 net assets                                           1.61%            1.75%            1.75%            1.75%*
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average net assets                                   0.07%           (0.40%)          (0.28%)          (0.26%)*
-------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average
 net assets prior to waiver of
 expenses by the Advisor                              1.61%            2.02%            6.05%           32.22%*
-------------------------------------------------------------------------------------------------------------

                                                                          CLASS B
                                              ---------------------------------------------------------------
                                                                                                  January 2,
                                                                                                     2002
                                                                                                   through
                                                           Year Ended March 31,                   March 31,
                                              ---------------------------------------------------------------
                                                  2005             2004             2003             2002
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $      11.08     $       7.63     $       9.87     $      10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                        (0.03)           (0.02)           (0.03)           (0.01)
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                       0.68             3.47            (2.21)           (0.12)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                      0.65             3.45            (2.24)           (0.13)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Capital contribution from  Advisor                      --               --               --               --
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Distributions:
-------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                   --               --               --               --
-------------------------------------------------------------------------------------------------------------
 Dividends from net realized gains                      --               --               --               --
-------------------------------------------------------------------------------------------------------------
 Distributions from capital contributions               --               --               --               --
-------------------------------------------------------------------------------------------------------------
Total distributions                                     --               --               --               --
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $      11.73     $      11.08     $       7.63     $       9.87
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Total Return(a)                                       5.87%           45.22%          (22.70%)          (1.30%)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)               $      7,676     $      3,865     $        545     $         55
-------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average
 net assets                                           2.36%            2.50%            2.50%            2.50%*
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average net assets                                  (0.68%)          (1.15%)          (1.03%)          (1.01%)*
-------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average
 net assets prior to waiver of
 expenses by the Advisor                              2.36%            2.77%            6.80%           32.97%*
-------------------------------------------------------------------------------------------------------------

                                                                                                  January 2,
                                                                                                     2002
                                                                                                   through
                                                           Year Ended March 31,                   March 31,
                                              ---------------------------------------------------------------
                                                  2005             2004             2003             2002
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               50.3%            24.4%            33.6%             0.0%
-------------------------------------------------------------------------------------------------------------

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*     Annualized


82 ANNUAL REPORT    Financial Highlights

                                                              Calamos Value Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                          CLASS C
                                              ---------------------------------------------------------------
                                                                                                  January 2,
                                                                                                     2002
                                                                                                   through
                                                           Year Ended March 31,                   March 31,
                                              ---------------------------------------------------------------
                                                  2005             2004             2003             2002
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $      11.08     $       7.63     $       9.88     $      10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                        (0.04)           (0.01)           (0.03)           (0.01)
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                       0.68             3.46            (2.22)           (0.11)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                      0.64             3.45            (2.25)           (0.12)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --
-------------------------------------------------------------------------------------------------------------
Distributions:
-------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                   --               --               --               --
-------------------------------------------------------------------------------------------------------------
 Dividends from net realized gains                      --               --               --               --
-------------------------------------------------------------------------------------------------------------
 Distributions from capital contributions               --               --               --               --
-------------------------------------------------------------------------------------------------------------
Total distributions                                     --               --               --               --
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $      11.72     $      11.08     $       7.63     $       9.88
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Total Return(a)                                       5.78%           45.22%          (22.77%)          (1.20%)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)               $     12,991     $      6,894     $        922     $         65
-------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average
 net assets                                           2.36%            2.50%            2.50%            2.50%*
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets                        (0.68%)          (1.15%)          (1.03%)          (1.01%)*
-------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average
 net assets prior to waiver of
 expenses by the Advisor                              2.36%            2.77%            6.80%           32.97%*
-------------------------------------------------------------------------------------------------------------

                                                                          CLASS I
                                              ---------------------------------------------------------------
                                                                                                  January 2,
                                                                                                     2002
                                                                                                   through
                                                           Year Ended March 31,                   March 31,
                                              ---------------------------------------------------------------
                                                  2005             2004             2003             2002
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $      11.33     $       7.72     $       9.90     $       9.83
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                         0.03            (0.01)              --               --
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                       0.75             3.62            (2.18)            0.07
-------------------------------------------------------------------------------------------------------------
Total from investment operations                      0.78             3.61            (2.18)            0.07
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --
-------------------------------------------------------------------------------------------------------------
Distributions:
-------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                   --               --               --               --
-------------------------------------------------------------------------------------------------------------
 Dividends from net realized gains                      --               --               --               --
-------------------------------------------------------------------------------------------------------------
 Distributions from capital contributions               --               --               --               --
-------------------------------------------------------------------------------------------------------------
Total distributions                                     --               --               --               --
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $      12.11     $      11.33     $       7.72     $       9.90
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Total Return(a)                                       6.88%           46.76%          (22.02%)           0.71%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)               $      3,174     $      2,461     $      1,336     $          1
-------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average
 net assets                                           1.36%            1.50%            1.50%            1.50%*
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets                         0.32%           (0.15%)          (0.03%)          (0.01%)*
-------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average
 net assets prior to waiver of
 expenses by the Advisor                              1.36%            1.77%            5.80%           31.97%*
-------------------------------------------------------------------------------------------------------------


                                        Financial Highlights    ANNUAL REPORT 83

Calamos Growth and Income Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                  CLASS A
                                              --------------------------------------------------------------------------------
                                                                           Year Ended March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004            2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $      28.71     $      22.30     $      23.95     $      23.26     $      28.29
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                          0.40             0.34             0.66             0.50             0.61
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments                                        0.85             6.48            (1.83)            0.98            (2.29)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.25             6.82            (1.17)            1.48            (1.68)
------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                (0.40)           (0.41)           (0.48)           (0.58)           (0.62)
------------------------------------------------------------------------------------------------------------------------------
 Dividends from net realized gains                   (0.16)              --               --            (0.21)           (2.73)
------------------------------------------------------------------------------------------------------------------------------
 Distributions from capital contributions               --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (0.56)           (0.41)           (0.48)           (0.79)           (3.35)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $      29.40     $      28.71     $      22.30     $      23.95     $      23.26
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Return(a)(b)                                    4.40%           30.74%           (4.86%)           6.52%           (6.83%)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)               $  2,580,205     $  2,031,032     $    609,838     $    242,624     $     82,362
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average
 net assets                                           1.08%            1.14%            1.25%            1.36%            1.39%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average net assets                                1.42%            1.63%            3.31%            2.19%            2.52%
------------------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average
 net assets prior to waiver of
 expenses by the Advisor                              1.08%            1.14%            1.25%            1.36%            1.39%
------------------------------------------------------------------------------------------------------------------------------

                                                                                  CLASS B
                                              --------------------------------------------------------------------------------
                                                                                                                 September 11,
                                                                                                                     2000
                                                                                                                    through
                                                                   Year Ended March 31,                            March 31,
                                              --------------------------------------------------------------------------------
                                                   2005            2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $      31.66     $      24.57     $      26.36     $      25.57     $      28.43
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                          0.19             0.16             0.54             0.36             0.13
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments                                        0.95             7.14            (2.01)            1.08            (2.77)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.14             7.30            (1.47)            1.44            (2.64)
------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --             2.91
------------------------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                (0.22)           (0.21)           (0.32)           (0.44)           (0.12)
------------------------------------------------------------------------------------------------------------------------------
 Dividends from net realized gains                   (0.16)              --               --            (0.21)           (0.10)
------------------------------------------------------------------------------------------------------------------------------
 Distributions from capital contributions               --               --               --               --            (2.91)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (0.38)           (0.21)           (0.32)           (0.65)           (3.13)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $      32.42     $      31.66     $      24.57     $      26.36     $      25.57
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Return(a)(b)                                    3.62%           29.78%           (5.56%)           5.74%            0.65%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)               $    639,253     $    541,360     $    212,764     $     68,757     $      5,923
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average
 net assets                                           1.83%            1.89%            2.00%            2.11%            2.14%**
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average net assets                                0.67%            0.88%            2.56%            1.44%            1.77%**
------------------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average
 net assets prior to waiver of
 expenses by the Advisor                              1.83%            1.89%            2.00%            2.11%            2.34%**
------------------------------------------------------------------------------------------------------------------------------

                                                                            Year Ended March 31,
                                              --------------------------------------------------------------------------------
                                                   2005            2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               65.0%            50.0%            27.1%            39.7%            81.6%
------------------------------------------------------------------------------------------------------------------------------

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b) In March 2001, the Fund's total return includes the capital contribution by Calamos Advisors. Excluding this item, total return would have been -6.83%, -9.34%, -7.46%, and -6.62% for Class A, Class B, Class C and Class I shares, respectively.

*     Amounts are less than $0.005 per share.

**    Annualized


84 ANNUAL REPORT    Financial Highlights

                                                  Calamos Growth and Income Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                  CLASS C
                                              --------------------------------------------------------------------------------
                                                                            Year Ended March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period        $      28.90     $      22.47     $      24.16     $      23.47     $      27.99
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                       0.19             0.17             0.51             0.31             0.37
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                     0.84             6.50            (1.86)            1.01            (2.25)
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                    1.03             6.67            (1.35)            1.32            (1.88)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --             0.42
------------------------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income              (0.24)           (0.24)           (0.34)           (0.42)           (0.35)
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                 (0.16)              --               --            (0.21)           (2.29)
------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital contributions             --               --               --               --            (0.42)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                (0.40)           (0.24)           (0.34)           (0.63)           (3.06)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period              $      29.53     $      28.90     $      22.47     $      24.16     $      23.47
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Total Return(a)(b)                                  3.59%           29.77%           (5.57%)           5.75%           (5.98%)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)             $  1,615,096     $  1,260,818     $    386,101     $    112,633     $     24,311
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net expenses to average
     net assets                                       1.83%            1.89%            2.00%            2.11%            2.14%
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income
     (loss) to average net assets                     0.67%            0.88%            2.56%            1.44%            1.77%
------------------------------------------------------------------------------------------------------------------------------
  Ratio of gross expenses to average net
   assets prior to waiver of expenses
   by the Advisor                                     1.83%            1.89%            2.00%            2.11%            2.35%
------------------------------------------------------------------------------------------------------------------------------

                                                                                  CLASS I
                                              --------------------------------------------------------------------------------
                                                                            Year Ended March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period        $      28.21     $      21.91     $      23.54     $      22.87     $      28.44
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                       0.45             0.44             0.65             0.57             0.73
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                     0.85             6.33            (1.75)            0.94            (2.32)
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                    1.30             6.77            (1.10)            1.51            (1.59)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --             0.00*
------------------------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income              (0.45)           (0.47)           (0.53)           (0.63)           (0.76)
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                 (0.16)              --               --            (0.21)           (3.22)
------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital contributions             --               --               --               --            (0.00)*
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                (0.61)           (0.47)           (0.53)           (0.84)           (3.98)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period              $      28.90     $      28.21     $      21.91     $      23.54     $      22.87
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Total Return(a)(b)                                  4.67%           31.06%           (4.65%)           6.77%           (6.53%)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)             $     82,793     $     44,192     $     15,670     $      2,956     $      2,719
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net expenses to average
     net assets                                       0.83%            0.89%            1.00%            1.11%            1.14%
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income
     (loss) to average net assets                     1.67%            1.88%            3.56%            2.44%            2.77%
------------------------------------------------------------------------------------------------------------------------------
  Ratio of gross expenses to average net
   assets prior to waiver of expenses
   by the Advisor                                     0.83%            0.89%            1.00%            1.11%            1.14%
------------------------------------------------------------------------------------------------------------------------------


                                        Financial Highlights    ANNUAL REPORT 85

Calamos Global Growth and Income Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                  CLASS A
                                              --------------------------------------------------------------------------------
                                                                            Year Ended March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period        $       8.04     $       6.27     $       6.89     $       7.12     $       9.24
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                       0.14*            0.13*            0.46             0.18             0.15
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                     0.09             1.65            (1.06)           (0.15)           (1.12)
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                    0.23             1.78            (0.60)            0.03            (0.97)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --             0.01
------------------------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                 --            (0.01)           (0.02)           (0.23)           (0.47)
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                 (0.00)**            --               --            (0.03)           (0.68)
------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital contributions             --               --               --               --            (0.01)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                   --            (0.01)           (0.02)           (0.26)           (1.16)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period              $       8.27     $       8.04     $       6.27     $       6.89     $       7.12
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Total Return(a)(b)                                  2.90%           28.42%           (8.69)%           0.52%          (11.30%)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)             $    183,797     $     93,830     $     21,397     $     12,611     $     11,084
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net expenses to average
     net assets                                       1.51%            1.69%            1.75%            1.75%            1.75%
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss)
     to average net assets                            1.78%            1.72%            5.26%            1.88%            1.78%
------------------------------------------------------------------------------------------------------------------------------
   Ratio of gross expenses to average
     net assets prior to waiver of
     expenses by the Advisor                          1.51%            1.69%            2.43%            2.99%            2.93%
------------------------------------------------------------------------------------------------------------------------------

                                                                                  CLASS B
                                              --------------------------------------------------------------------------------
                                                                                                                 September 11,
                                                                                                                     2000
                                                                                                                    through
                                                                            Year Ended March 31,                   March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period        $       8.43     $       6.63     $       7.34     $       7.58     $       9.11
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                       0.09*            0.08*            0.31             0.20             0.26
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                     0.08             1.73            (1.00)           (0.21)           (1.31)
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                    0.17             1.81            (0.69)           (0.01)           (1.05)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --             0.61
------------------------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                 --            (0.01)           (0.02)           (0.20)           (0.38)
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                 (0.00)**            --               --            (0.03)           (0.10)
------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital contributions             --               --               --               --            (0.61)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                   --            (0.01)           (0.02)           (0.23)           (1.09)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period              $       8.60     $       8.43     $       6.63     $       7.34     $       7.58
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Total Return(a)(b)                                  2.06%           27.30%           (9.38%)          (0.09%)          (4.72%)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)             $     24,378     $     13,878     $      2,522     $        648     $         28
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net expenses to average
     net assets                                       2.26%            2.44%            2.50%            2.50%            2.50%***
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss)
     to average net assets                            1.03%            0.97%            4.51%            1.13%            1.03%***
------------------------------------------------------------------------------------------------------------------------------
   Ratio of gross expenses to average
     net assets prior to waiver of
     expenses by the Advisor                          2.26%            2.44%            3.18%            3.74%            4.67%***
------------------------------------------------------------------------------------------------------------------------------

                                                                            Year Ended March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                            45.5%            48.5%            59.5%            75.6%           111.4%

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b) In March 2001, the Fund's total return includes the capital contribution by Calamos Advisors. Excluding this item, total return would have been -11.30%, -11.73%, -11.87%, and -10.97% for Class A, Class B, Class C and
      Class I shares, respectively.

*     Net investment income based on a average share method.

**    Amounts are less than $0.005 per share.

***   Annualized


86 ANNUAL REPORT    Financial Highlights

                                           Calamos Global Growth and Income Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                  CLASS C
                                              --------------------------------------------------------------------------------
                                                                            Year Ended March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $       7.98     $       6.28     $       6.95     $       7.19     $       9.14
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                         0.08*            0.07*            0.39             0.20             0.11
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                       0.09             1.64            (1.04)           (0.22)           (1.14)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      0.17             1.71            (0.65)           (0.02)           (1.03)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --             0.12
------------------------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                   --            (0.01)           (0.02)           (0.19)           (0.36)
------------------------------------------------------------------------------------------------------------------------------
 Dividends from net realized gains                   (0.00)**            --               --            (0.03)           (0.56)
------------------------------------------------------------------------------------------------------------------------------
 Distributions from capital contributions               --               --               --               --            (0.12)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     --            (0.01)           (0.02)           (0.22)           (1.04)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $       8.15     $       7.98     $       6.28     $       6.95     $       7.19
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Return(a)(b)                                    2.17%           27.23%           (9.33%)          (0.30%)         (10.41%)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)               $    101,794     $     63,425     $     11,426     $      4,301     $      2,477
------------------------------------------------------------------------------------------------------------------------------
 Ratio of net expenses to average
   net assets                                         2.26%            2.44%            2.50%            2.50%            2.50%
------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss)
   to average net assets                              1.03%            0.97%            4.51%            1.13%            1.03%
------------------------------------------------------------------------------------------------------------------------------
 Ratio of gross expenses to average
   net assets prior to waiver of
   expenses by the Advisor                            2.26%            2.44%            3.18%            3.74%            3.94%
------------------------------------------------------------------------------------------------------------------------------

                                                                                  CLASS I
                                              --------------------------------------------------------------------------------
                                                                            Year Ended March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $       8.05     $       6.27     $       6.86     $       7.09     $       9.24
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                         0.16*            0.15*            0.52             0.16             0.19
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                       0.09             1.64            (1.09)           (0.11)           (1.13)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      0.25             1.79            (0.57)            0.05            (0.94)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --             0.01
------------------------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                   --            (0.01)           (0.02)           (0.25)           (0.50)
------------------------------------------------------------------------------------------------------------------------------
 Dividends from net realized gains                   (0.00)**            --               --            (0.03)           (0.71)
------------------------------------------------------------------------------------------------------------------------------
 Distributions from capital contributions               --               --               --               --            (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     --            (0.01)           (0.02)           (0.28)           (1.22)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $       8.30     $       8.05     $       6.27     $       6.86     $       7.09
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Return(a)(b)                                    3.15%           28.59%           (8.29%)           0.76%          (10.92%)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)               $      4,645     $      4,251     $      1,155     $        633     $        621
------------------------------------------------------------------------------------------------------------------------------
 Ratio of net expenses to average
   net assets                                         1.26%            1.44%            1.50%            1.50%            1.50%
------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss)
   to average net assets                              2.03%            1.97%            5.51%            2.13%            2.03%
------------------------------------------------------------------------------------------------------------------------------
 Ratio of gross expenses to average
   net assets prior to waiver of
   expenses by the Advisor                            1.26%            1.44%            2.18%            2.74%            2.68%
------------------------------------------------------------------------------------------------------------------------------


                                        Financial Highlights    ANNUAL REPORT 87

Calamos High Yield Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                  CLASS A
                                              --------------------------------------------------------------------------------
                                                                            Year Ended March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period        $      10.86     $       9.60     $       9.85     $       9.55     $       9.53
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                       0.67             0.69             0.48             0.54             0.64
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                    (0.07)            1.28            (0.26)            0.29             0.02
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                    0.60             1.97             0.22             0.83             0.66
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --             0.00*
------------------------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income              (0.56)           (0.71)           (0.47)           (0.53)           (0.64)
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                 (0.15)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital contributions             --               --               --               --            (0.00)*
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                (0.71)           (0.71)           (0.47)           (0.53)           (0.64)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period              $      10.75     $      10.86     $       9.60     $       9.85     $       9.55
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Total Return(a)(b)                                  5.67%           20.87%            2.53%            8.98%            7.12%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)             $    119,798     $     97,993     $     45,265     $      7,023     $      2,243
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net expenses to average
     net assets                                       1.24%            1.30%            1.75%            1.75%            1.75%
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss)
     to average net assets                            6.26%            7.04%            7.07%            6.32%            7.50%
------------------------------------------------------------------------------------------------------------------------------
   Ratio of gross expenses to average
     net assets prior to waiver of expenses
     by the Advisor                                   1.24%            1.30%            1.96%            5.75%           12.60%
------------------------------------------------------------------------------------------------------------------------------

                                                                                  CLASS B
                                              --------------------------------------------------------------------------------
                                                                                                                  December 21,
                                                                                                                      2000
                                                                                                                    through
                                                                            Year Ended March 31,                   March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period        $      11.11     $       9.82     $      10.07     $       9.77     $       9.39
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                       0.61             0.63             0.45             0.47             0.07
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                    (0.08)            1.29            (0.28)            0.31             0.38
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                    0.53             1.92             0.17             0.78             0.45
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --             0.23
------------------------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income              (0.50)           (0.63)           (0.42)           (0.48)           (0.07)
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                 (0.15)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital contributions             --               --               --               --            (0.23)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                (0.65)           (0.63)           (0.42)           (0.48)           (0.30)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period              $      10.99     $      11.11     $       9.82     $      10.07     $       9.77
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Total Return(a)(b)                                  4.83%           19.89%            1.91%            8.28%            7.52%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)             $     28,228     $     26,657     $     14,166     $      2,014     $         40
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net expenses to average
     net assets                                       1.99%            2.05%            2.50%            2.50%            2.50%**
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss)
     to average net assets                            5.51%            6.29%            6.32%            5.57%            6.75%**
------------------------------------------------------------------------------------------------------------------------------
   Ratio of gross expenses to average
     net assets prior to waiver of expenses
     by the Advisor                                   1.99%            2.05%            2.71%            6.50%           13.32%**
------------------------------------------------------------------------------------------------------------------------------

                                                                            Year Ended March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               39.7%            44.2%            33.2%            36.7%            19.7%
------------------------------------------------------------------------------------------------------------------------------

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b) In March 2001, the Fund's total return includes the capital share contribution by Calamos Advisors. Excluding this item, the total return would have been 7.12%, 4.83%, and 5.63% for Class A, Class B and Class C shares respectively.

*     Amounts are less than $0.005 per share.

**    Annualized


88 ANNUAL REPORT    Financial Highlights

                                                         Calamos High Yield Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                          CLASS C
                                              --------------------------------------------------------------------------------
                                                                                                                  December 21,
                                                                                                                      2000
                                                                                                                    through
                                                                   Year Ended March 31,                            March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period        $      11.06     $       9.78     $      10.04     $       9.74     $       9.39
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                        0.61             0.62             0.47             0.46             0.18
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                    (0.08)            1.29            (0.31)            0.33             0.35
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                    0.53             1.91             0.16             0.79             0.53
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --             0.15
------------------------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income              (0.50)           (0.63)           (0.42)           (0.49)           (0.18)
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                 (0.15)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital contributions             --               --               --               --            (0.15)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                (0.65)           (0.63)           (0.42)           (0.49)           (0.33)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period              $      10.94     $      11.06     $       9.78     $      10.04     $       9.74
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Total Return(a)(b)                                  4.87%           19.88%            1.84%            8.38%            7.43%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)             $     70,922     $     67,593     $     30,324     $      3,636     $         11
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net expenses to average
     net assets                                       1.99%            2.05%            2.50%            2.50%            2.50%**
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss)
     to average net assets                            5.51%            6.29%            6.32%            5.57%            6.75%**
------------------------------------------------------------------------------------------------------------------------------
   Ratio of gross expenses to average
     net assets prior to waiver of
     expenses by the Advisor                          1.99%            2.05%            2.71%            6.50%           13.32%**
------------------------------------------------------------------------------------------------------------------------------

                                                                 CLASS I
                                              ---------------------------------------------------------------
                                                                                                  March 21,
                                                                                                     2002
                                                                                                   through
                                                           Year Ended March 31,                   March 31,
                                              ---------------------------------------------------------------
                                                  2005             2004             2003             2002
-------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period        $      10.85     $       9.60     $       9.84     $       9.67
-------------------------------------------------------------------------------------------------------------
  Income from investment operations:
-------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                        0.82             0.77             0.61             0.06
-------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                    (0.19)            1.21            (0.37)            0.20
-------------------------------------------------------------------------------------------------------------
  Total from investment operations                    0.63             1.98             0.24             0.26
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --
-------------------------------------------------------------------------------------------------------------
Distributions:
-------------------------------------------------------------------------------------------------------------
   Dividends from net investment income              (0.58)           (0.73)           (0.48)           (0.09)
-------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                 (0.15)              --               --               --
-------------------------------------------------------------------------------------------------------------
   Distributions from capital contributions             --               --               --               --
-------------------------------------------------------------------------------------------------------------
  Total distributions                                (0.73)           (0.73)           (0.48)           (0.09)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
  Net asset value, end of period              $      10.75     $      10.85     $       9.60     $       9.84
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
  Total Return(a)(b)                                  5.96%           21.04%            2.83%            2.68%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
  Ratios and supplemental data:
-------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)             $      1,874     $      2,717     $      2,272     $          1
-------------------------------------------------------------------------------------------------------------
   Ratio of net expenses to average
     net assets                                       0.99%            1.05%            1.50%            1.50%**
-------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss)
     to average net assets                            6.51%            7.29%            7.32%            6.57%**
-------------------------------------------------------------------------------------------------------------
   Ratio of gross expenses to average
     net assets prior to waiver of
     expenses by the Advisor                          0.99%            1.05%            1.71%            5.50%**
-------------------------------------------------------------------------------------------------------------


                                        Financial Highlights    ANNUAL REPORT 89

Calamos Convertible Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                  CLASS A
                                              --------------------------------------------------------------------------------
                                                                            Year Ended March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period        $      22.18     $      17.15     $      18.85     $      19.14     $      22.74
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                        0.40             0.51             0.60             0.52             0.51
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                    (0.76)            5.13            (2.04)            0.12            (1.14)
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                   (0.36)            5.64            (1.44)            0.64            (0.63)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --             0.03
------------------------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income              (0.36)           (0.61)           (0.26)           (0.62)           (0.56)
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                 (1.04)              --               --            (0.31)           (2.41)
------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital contributions             --               --               --               --            (0.03)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                (1.40)           (0.61)           (0.26)           (0.93)           (3.00)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period              $      20.42     $      22.18     $      17.15     $      18.85     $      19.14
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Total Return(a)(b)                                 (1.69%)          33.16%           (7.63%)           3.56%           (3.24%)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)             $    498,262     $    629,461     $    550,035     $    313,223     $    142,293
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net expenses to average
     net assets                                       1.11%            1.15%            1.20%            1.28%            1.20%
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss)
     to average net assets                            1.80%            2.36%            3.75%            2.68%            2.48%
------------------------------------------------------------------------------------------------------------------------------
   Ratio of gross expenses to average
     net assets prior to waiver
     of expenses by the Advisor                       1.11%            1.15%            1.20%            1.28%            1.21%
------------------------------------------------------------------------------------------------------------------------------

                                                                                  CLASS B
                                              --------------------------------------------------------------------------------
                                                                                                                 September 11,
                                                                                                                     2000
                                                                                                                    through
                                                                            Year Ended March 31,                   March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period        $      24.88     $      19.18     $      21.10     $      21.35     $      23.03
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                        0.26             0.37             0.50             0.40             0.15
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                    (0.84)            5.77            (2.26)            0.16            (1.56)
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                   (0.58)            6.14            (1.76)            0.56            (1.41)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --             2.61
------------------------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income              (0.22)           (0.44)           (0.16)           (0.50)           (0.17)
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                 (1.04)              --               --            (0.31)           (0.10)
------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital contributions             --               --               --               --            (2.61)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                (1.26)           (0.44)           (0.16)           (0.81)           (2.88)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period              $      23.04     $      24.88     $      19.18     $      21.10     $      21.35
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Total Return(a)(b)                                 (2.43%)          32.16%           (8.32%)           2.74%            5.17%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)             $    194,383     $    229,323     $    177,823     $     86,451     $     13,628
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net expenses to average
     net assets                                       1.86%            1.90%            1.95%            2.03%            1.95%**
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss)
     to average net assets                            1.05%            1.61%            3.00%            1.93%            1.73%**
------------------------------------------------------------------------------------------------------------------------------
   Ratio of gross expenses to average
     net assets prior to waiver
     of expenses by the Advisor                       1.86%            1.90%            1.95%            2.03%            2.71%**
------------------------------------------------------------------------------------------------------------------------------

                                                                            Year Ended March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               50.6%            67.0%            35.6%            37.0%            92.6%
------------------------------------------------------------------------------------------------------------------------------

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b) In March 2001, the Fund's total return includes the capital contribution by Calamos Advisors. Excluding this item, total return would have been -3.36%, -6.16% -4.01%, and -3.11% for Class A, Class B, Class C and Class I shares, respectively.

*     Amounts are less than $0.005 per share.

**    Annualized


90 ANNUAL REPORT    Financial Highlights

                                                        Calamos Convertible Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                  CLASS C
                                              --------------------------------------------------------------------------------
                                                                            Year Ended March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period        $      22.22     $      17.19     $      18.94     $      19.23     $      22.62
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                        0.23             0.33             0.47             0.36             0.34
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                    (0.76)            5.16            (2.05)            0.15            (1.12)
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                   (0.53)            5.49            (1.58)            0.51            (0.78)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --             0.18
------------------------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income              (0.23)           (0.46)           (0.17)           (0.49)           (0.34)
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                 (1.04)              --               --            (0.31)           (2.27)
------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital contributions             --               --               --               --            (0.18)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                (1.27)           (0.46)           (0.17)           (0.80)           (2.79)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period              $      20.42     $      22.22     $      17.19     $      18.94     $      19.23
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Total Return(a)(b)                                 (2.45%)          32.11%           (8.32%)           2.80%           (3.23%)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)             $    415,044     $    522,146     $    422,336     $    225,058     $     97,784
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net expenses to average
     net assets                                       1.86%            1.90%            1.95%            2.03%            1.95%
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss)
     to average net assets                            1.05%            1.61%            3.00%            1.93%            1.73%
------------------------------------------------------------------------------------------------------------------------------
   Ratio of gross expenses to average
     net assets prior to waiver of
     expenses by the Advisor                          1.86%            1.90%            1.95%            2.03%            2.06%
------------------------------------------------------------------------------------------------------------------------------

                                                                                  CLASS I
                                              --------------------------------------------------------------------------------
                                                                            Year Ended March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period        $      21.29     $      16.49     $      18.13     $      18.44     $      22.82
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                        0.43             0.51             0.66             0.54             0.59
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                    (0.73)            4.95            (2.01)            0.13            (1.12)
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                   (0.30)            5.46            (1.35)            0.67            (0.53)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --            (0.00)*
------------------------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income              (0.40)           (0.66)           (0.29)           (0.67)           (0.67)
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                 (1.04)              --               --            (0.31)           (3.18)
------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital contributions             --               --               --               --            (0.00)*
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                (1.44)           (0.66)           (0.29)           (0.98)           (3.85)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period              $      19.55     $      21.29     $      16.49     $      18.13     $      18.44
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Total Return(a)(b)                                 (1.47%)          33.45%           (7.44%)           3.83%           (3.09%)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)             $     35,235     $     51,614     $     38,852     $     36,499     $     30,069
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net expenses to average
     net assets                                       0.86%            0.90%            0.95%            1.03%            0.95%
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss)
     to average net assets                            2.05%            2.61%            4.00%            2.93%            2.73%
------------------------------------------------------------------------------------------------------------------------------
   Ratio of gross expenses to average
     net assets prior to waiver of
     expenses by the Advisor                          0.86%            0.90%            0.95%            1.03%            0.95%
------------------------------------------------------------------------------------------------------------------------------


                                        Financial Highlights    ANNUAL REPORT 91

Calamos Market Neutral Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                 CLASS A
                                              --------------------------------------------------------------------------------
                                                                            Year Ended March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period        $      14.45     $      14.14     $      13.72     $      13.34     $      13.00
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                        0.33             0.51             0.50             0.36             0.51
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                    (0.46)            0.87             0.46             0.41             0.58
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                   (0.13)            1.38             0.96             0.77             1.09
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --             0.01
------------------------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income              (0.82)           (0.76)           (0.54)           (0.37)           (0.51)
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                 (0.48)           (0.31)           (0.00)*          (0.02)           (0.24)
------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital contributions             --               --               --               --            (0.01)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                (1.30)           (1.07)           (0.54)           (0.39)           (0.76)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period              $      13.02     $      14.45     $      14.14     $      13.72     $      13.34
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Total Return(a)(b)                                 (1.03%)          10.11%            7.11%            5.81%            8.62%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)             $    279,737     $    402,820     $    463,466     $    306,524     $     73,817
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net expenses to average
     net assets(c)                                    1.32%            1.51%            1.53%            1.39%            1.47%
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss)
     to average net assets                            3.45%            3.64%            3.67%            3.08%            4.98%
------------------------------------------------------------------------------------------------------------------------------
   Ratio of gross expenses to average
     net assets prior to waiver of
     expenses by the Advisor(c)                       1.32%            1.51%            1.53%            1.39%            1.47%
------------------------------------------------------------------------------------------------------------------------------

                                                                                 CLASS B
                                              --------------------------------------------------------------------------------
                                                                                                                 September 11,
                                                                                                                     2000
                                                                                                                    through
                                                                          Year Ended March 31,                     March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period        $      14.95     $      14.60     $      14.16     $      13.78     $      13.63
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                        0.33             0.42             0.42             0.28             0.14
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                    (0.56)            0.89             0.46             0.41             0.16
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                   (0.23)            1.31             0.88             0.69             0.30
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --             0.51
------------------------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income              (0.73)           (0.65)           (0.44)           (0.29)           (0.14)
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                 (0.48)           (0.31)           (0.00)*          (0.02)           (0.01)
------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital contributions             --               --               --               --            (0.51)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                (1.21)           (0.96)           (0.44)           (0.31)           (0.66)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period              $      13.51     $      14.95     $      14.60     $      14.16     $      13.78
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Total Return(a)(b)                                 (1.66%)           9.22%            6.28%            5.07%            6.21%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)             $     40,019     $     50,429     $     55,186     $     45,804     $      2,108
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net expenses to average
     net assets(c)                                    2.07%            2.26%            2.28%            2.14%            2.22%**
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss)
     to average net assets                            2.70%            2.89%            2.92%            2.33%            4.23%**
------------------------------------------------------------------------------------------------------------------------------
   Ratio of gross expenses to average
     net assets prior to waiver of
     expenses by the Advisor(c)                       2.07%            2.26%            2.28%            2.14%            2.22%**
------------------------------------------------------------------------------------------------------------------------------

                                                                          Year Ended March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               74.4%           123.0%           116.9%           160.7%           264.9%
------------------------------------------------------------------------------------------------------------------------------

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b) In March 2001, the Fund's total return includes the capital contribution by Calamos Advisors. Excluding this item, total return would have been 8.57%, 2.23%, 7.82% and 9.13%, for Class A, Class B, Class C and Class I shares, respectively.

(c)   Includes 0.2% 0.2%, 0.3%, 0.1%, and 0.1%, for the years 2005, 2004, 2003,
      2002, and 2001, respectively, related to dividend expense on short positions.

*     Amounts are less than $0.005 per share.

**    Annualized


92 ANNUAL REPORT    Financial Highlights

                                                     Calamos Market Neutral Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                  CLASS C
                                              --------------------------------------------------------------------------------
                                                                            Year Ended March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period        $      14.61     $      14.29     $      13.87     $      13.50     $      13.01
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                        0.24             0.41             0.41             0.28             0.46
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                    (0.47)            0.87             0.46             0.40             0.54
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                   (0.23)            1.28             0.87             0.68             1.00
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --             0.18
------------------------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income              (0.73)           (0.65)           (0.45)           (0.29)           (0.37)
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                 (0.48)           (0.31)           (0.00)*          (0.02)           (0.14)
------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital contributions             --               --               --               --            (0.18)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                (1.21)           (0.96)           (0.45)           (0.31)           (0.69)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period              $      13.17     $      14.61     $      14.29     $      13.87     $      13.50
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Total Return(a)(b)                                 (1.69%)           9.24%            6.29%            5.07%            9.32%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)             $    129,352     $    185,568     $    204,105     $    160,940     $     13,438
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net expenses to average
     net assets(c)                                    2.07%            2.26%            2.28%            2.14%            2.22%
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss)
     to average net assets                            2.70%            2.89%            2.92%            2.33%            4.23%
------------------------------------------------------------------------------------------------------------------------------
   Ratio of gross expenses to average
     net assets prior to waiver of
     expenses by the Advisor(c)                       2.07%            2.26%            2.28%            2.14%            2.24%
------------------------------------------------------------------------------------------------------------------------------

                                                                                  CLASS I
                                              --------------------------------------------------------------------------------
                                                                                                                    May 10,
                                                                                                                     2000
                                                                                                                    through
                                                                            Year Ended March 31,                   March 31,
                                              --------------------------------------------------------------------------------
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period        $      14.34     $      14.05     $      13.63     $      13.25     $      12.97
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                        0.54             0.56             0.54             0.45             0.58
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                    (0.63)            0.84             0.46             0.35             0.58
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                   (0.09)            1.40             1.00             0.80             1.16
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                       --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income              (0.85)           (0.80)           (0.58)           (0.40)           (0.59)
------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                 (0.48)           (0.31)           (0.00)*          (0.02)           (0.29)
------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital contributions             --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                (1.33)           (1.11)           (0.58)           (0.42)           (0.88)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period              $      12.92     $      14.34     $      14.05     $      13.63     $      13.25
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Total Return(a)(b)                                 (0.76%)          10.32%            7.40%            6.09%            9.13%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
  Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)             $     39,561     $     40,969     $     39,257     $     31,177     $     20,665
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net expenses to average
     net assets(c)                                    1.07%            1.26%            1.28%            1.14%            1.22%**
------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss)
     to average net assets                            3.70%            3.89%            3.92%            3.33%            5.23%**
------------------------------------------------------------------------------------------------------------------------------
   Ratio of gross expenses to average
     net assets prior to waiver of
     expenses by the Advisor(c)                       1.07%            1.26%            1.28%            1.14%            1.22%**
------------------------------------------------------------------------------------------------------------------------------


                                        Financial Highlights    ANNUAL REPORT 93

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Calamos Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Calamos Growth Fund, Calamos Blue Chip Fund, Calamos Value Fund, Calamos Growth and Income Fund, Calamos Global Growth and Income Fund, Calamos High Yield Fund, Calamos Convertible Fund and Calamos Market Neutral Fund (eight of the nine funds constituting the Calamos Investment Trust) (the "Funds") as of March 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Calamos Growth Fund, Calamos Blue Chip Fund, Calamos Value Fund, Calamos Growth and Income Fund, Calamos Global Growth and Income Fund, Calamos High Yield Fund, Calamos Convertible Fund and Calamos Market Neutral Fund of the Calamos Investment Trust at March 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                           \s\ Ernst and Young LLP

Chicago, Illinois
May 13, 2005


94 ANNUAL REPORT    Report of Independent Registered Public Accounting Firm

TAX INFORMATION (UNAUDITED)

We are providing this information as required by the Internal Revenue Code
(Code). The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends and capital gains distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 852(b)(3)(C) of the Code, the Funds hereby designate the following amounts as capital gain dividends for the fiscal year ended March 31, 2005:

  GROWTH                  GROWTH AND            GLOBAL GROWTH AND        HIGH YIELD          CONVERTIBLE
   FUND                   INCOME FUND            INCOME FUNDFUND            FUND
--------------------------------------------------------------------------------------------------------
$35,353,542               $8,123,848                 $109,333            $2,980,563          $51,167,723

Under Section 854(b)(2) of the Code, the Funds hereby designate the following amounts, or the maximum amount allowable under the Code, as qualified dividends for the fiscal year ended March 31, 2005

  BLUE CHIP               GROWTH AND             HIGH YIELD              CONVERTIBLE           MARKET NEUTRAL
    FUND                  INCOME FUND               FUND                    FUND                    FUND
-------------------------------------------------------------------------------------------------------------
$1,287,553                $26,761,276             $261,568               $4,626,545              $1,074,736

Under Section 854(b)(2) of the Code, the Funds hereby designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended March 31, 2005:

  BLUE CHIP               GROWTH AND             HIGH YIELD              CONVERTIBLE           MARKET NEUTRAL
    FUND                  INCOME FUND               FUND                    FUND                   FUND
--------------------------------------------------------------------------------------------------------
    100%                      36%                    2%                      18%                    2%

Under Section 853 of the Code, Calamos Global Growth and Income Fund has elected to pass through to shareholders taxes paid in foreign countries. The foreign income and foreign taxes paid per share for the fiscal year ended March 31, 2005, are as follows:

COUNTRY            GROSS FOREIGN INCOME  TAXES PAID
--------------------------------------------------------------------------------
Australia              $0.00380           $0.00017
Austria                 0.00323            0.00024
Bermuda                 0.00185            0.00000
Canada                  0.00128            0.00012
Denmark                 0.00195            0.00029
France                  0.00114            0.00000
Germany                 0.00718            0.00014
Greece                  0.00007            0.00000
Hong Kong               0.00158            0.00000
India                   0.00023            0.00003
Ireland                 0.00147            0.00014
Italy                   0.00117            0.00006
Japan                   0.00846            0.00059
Norway                  0.00100            0.00015
Netherlands             0.00219            0.00000
Netherlands Antilles    0.00064            0.00000
South Korea             0.00017            0.00000
Spain                   0.00419            0.00010
Sweden                  0.00069            0.00010
Switzerland             0.00557            0.00060
United Kingdom          0.01252            0.00000
                       ---------------------------
                        0.06037            0.00273
                       ---------------------------


                                             Tax Information    ANNUAL REPORT 95

TRUSTEES & OFFICERS

The management of the Portfolio, including general supervision of duties performed for the Portfolio under the Investment Management Agreement, is the responsibility of its board of trustees.

The following table sets forth, as of March 31, 2005, each trustee's position(s) with the Portfolio, age, principal occupation during the past five years, number of portfolios overseen, other directorships, and the date on which the trustee first became a trustee of the Portfolio.

                       POSITION(S) HELD WITH PORTFOLIO    NUMBER OF PORTFOLIOS
NAME AND AGE AT             AND DATE FIRST ELECTED          IN FUND COMPLEX^     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
MARCH 31, 2005              OR APPOINTED TO OFFICE         OVERSEEN BY TRUSTEE   AND OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------

TRUSTEES WHO ARE INTERESTED PERSONS OF PORTFOLIO:
John P. Calamos, Sr., 64*   Trustee and President                   13            President and CEO, Calamos Asset Management, Inc.
                            (since 1988)                                          ("CAM"), Calamos Holdings LLC
                                                                                  ("CHLLC"), Calamos Advisors
                                                                                  LLC and its predecessor
                                                                                  ("Calamos Advisors"), and
                                                                                  Calamos Financial Services LLC
                                                                                  and its predecessor ("CFS");
                                                                                  Director, CAM
Nick P. Calamos, 43*        Trustee and Vice President              13
                            (since 1992)                                          Senior Executive Vice President, CAM, CHLLC,
                                                                                  Calamos Advisors, and CFS; Director, CAM

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF PORTFOLIO:

Joe F. Hanauer, 67          Trustee (since 2001)                    13            Private Investor; Director, MAF Bancorp (banking),
                                                                                  Chairman and Director, Homestore.com, Inc.,
                                                                                  (Internet provider of real estate information and
                                                                                  products); Director, Combined Investments, L.P.
                                                                                  (investment management)

John E. Neal, 55            Trustee (since 2001)                    13            Private Investor; Managing Director, Bank One
                                                                                  Capital Markets, Inc. (investment banking)
                                                                                  (2000-2004); Executive Vice President and Head of
                                                                                  Real Estate Department, Bank One (1998-2000);
                                                                                  Director, The Brickman Group, Ltd. (landscaping
                                                                                  company)

Weston W. Marsh, 54         Trustee (since 2002)                    13            Partner, Freeborn & Peters (law firm)

William R. Rybak, 54        Trustee (since 2002)                    13            Private investor; formerly Executive Vice
                                                                                  President and CFO, Van Kampen Investments, Inc.
                                                                                  (investment management) prior thereto; Director,
                                                                                  Howe Barnes Investments (investment services
                                                                                  firm); Director, Private Bancorp, Inc.

Stephen B. Timbers, 60      Trustee (since 2004)                    13            Private investor; formerly Vice Chairman, Northern
                                                                                  Trust Corporation (bank holding company);
                                                                                  President and Chief Executive Officer, Northern
                                                                                  Trust Global Investments, N.A. (investment
                                                                                  management); formerly President, Northern Trust
                                                                                  Global Investments, a division of Northern Trust
                                                                                  Corporation, and Executive Vice President, The
                                                                                  Northern Trust Corporation; Trustee, Northern
                                                                                  Mutual Fund Complex** (registered investment
                                                                                  companies)

* John P. Calamos and Nick P. Calamos are trustees who are "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "1940 Act") because of their position with Calamos.

**    Overseeing 53 portfolios in fund complex.

^ The Fund Complex consists of CALAMOS Investment Trust, CALAMOS Advisors Trust, CALAMOS Convertible Opportunities and Income Fund, CALAMOS Convertible and High Income Fund, CALAMOS Strategic Total Return Fund


96 ANNUAL REPORT    Trustees & Officers

Trustees & Officers

Officers. Messrs. John Calamos and Nick Calamos are president and vice president of the Trust, respectively. The preceding table gives more information about Messrs. John Calamos and Nick Calamos. The following table sets forth as of March 31, 2005 each other officer's name, position with the Trust, age, principal occupation during the past five years, other directorships, and the date on which he or she first became and officer of the Trust. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

                                 POSITION(S) HELD WITH TRUST AND                           PRINCIPAL OCCUPATION(S)
NAME AND AGE AT                      DATE FIRST ELECTED OR                                   DURING PAST 5 YEARS
MARCH 31, 2005                        APPOINTED TO OFFICE                                AND OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Nimish S. Bhatt, 41              Treasurer (since 2004)                   Senior Vice President and Director of Operations, CAM,
                                                                          CHLLC, and Calamos Advisors (since 2004); Senior Vice
                                                                          President, Alternative Investments and Tax Services of
                                                                          BISYS, prior thereto

Patrick H. Dudasik, 49           Vice President (since 2001)              Executive Vice President, Chief Financial Officer and
                                                                          Administrative Officer, and Treasurer of CAM and CHLLC
                                                                          (since 2004), Calamos Advisors and CFS (since 2001); Chief
                                                                          Financial Officer, David Gomez and Assoc., Inc.
                                                                          (1998-2001); and Chief Financial Officer, Scudder Kemper
                                                                          Investments, Inc., prior therto

James S. Hamman, Jr., 35         Secretary (since 1999)                   Executive Vice President, Secretary, and General Counsel,
                                                                          CAM and CHLLC (since 2004), Calamos Advisors and CFS
                                                                          (since 1998)

Michael Ciotola, 36              Assistant Treasurer (since 2004)         Manager of Mutual Fund Operations, Calamos Advisors (since
                                                                          2004); Director of Financial Services, BISYS Fund
                                                                          Services, Inc. (2003-2004); Various positions within BISYS
                                                                          (prior thereto)

The mailing address of the Trustees and Officers is Calamos Funds; Attn:
Secretary, 1111 E. Warrenville Road, Naperville, IL 60563-1463

PROXY VOTING POLICIES. A description of the CALAMOS Proxy Voting Policies and Procedures is available by calling (800) 582-6959, by visiting its website at www.calamos.com or by writing CALAMOS at: CALAMOS INVESTMENTS, Attn: Client Services, 1111 East Warrenville Road, Naperville, IL 60563, and on the Securities and Exchange Commission's Web site at www.sec.gov.


                                         Trustees & Officers    ANNUAL REPORT 97

                                     [LOGO]
                             CALAMOS INVESTMENTS(R)

--------------------------------------------------------------------------------
  Calamos Investments | 1111 E. Warrenville Road | Naperville, IL 60563-1463 |
                         800.582.6959 | www.calamos.com
--------------------------------------------------------------------------------

This report, including the audited financial statements contained herein, is submitted for general information for the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless accompanied by a currently effective prospectus of the Funds and, after June 30, 2005, updated performance data for the most recently completed calendar quarter. The views expressed in this report reflect those of Calamos Advisors LLC only through March 31, 2005. The manager's views are subject to change at any time based on market and other conditions.

A description of the Calamos Proxy Voting Policies and Procedures is available free of charge upon request by calling (800) 582-6959, by visiting the Calamos website at www.calamos.com, or by writing Calamos at: Calamos Investments, Attn:
Client Services, 1111 E. Warrenville Road, Naperville, IL 60563. The Funds proxy voting record for the twelve month period ended June 30, 2004, is also available upon request by calling or writing Calamos Investments and by visiting the SEC Web site at www.sec.gov.

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Forms N-Q are available free of charge, upon request, by calling or writing Calamos Investments or by visiting the SEC website. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (202) 942-8090.

FOR 24 HOUR SHAREHOLDER ASSISTANCE
800.823.7386

TO OPEN AN ACCOUNT OR OBTAIN INFORMATION
800.582.6959

VISIT OUR WEB SITE
www.calamos.com

INVESTMENT ADVISOR
Calamos Advisors LLC
1111 E. Warrenville Road
Naperville, IL 60563-1463

TRANSFER AGENT
US Bancorp Fund Services, LLC
615 E. Michigan St. 3rd floor
Milwaukee, WI 53202

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Chicago, IL

                    AS OF JULY 15, 2005, CALAMOS INVESTMENTS
                    WILL BE LOCATED AT:
                         2020 CALAMOS COURT
                         NAPERVILLE, IL 60563

              (C) 2005 Calamos Holdings LLC. All Rights Reserved.
       Calamos(R), CALAMOS INVESTMENTS(R), STRATEGIES FOR SERIOUS MONEY(R) and the Calamos(R) logo are registered trademarks of Calamos Holdings LLC.

                                                                 MFANR 2005 1631

                                [PHOTO OMITTED]

--------------------------------------------------------------------------------
                                               CALAMOS INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

                                                    ANNUAL REPORT MARCH 31, 2005



                                                                 [LOGO](R)
                                                          CALAMOS INVESTMENTS(R)

                            INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2005

    NUMBER OF
      SHARES                                                              VALUE
-------------------------------------------------------------------------------

COMMON STOCKS (72.3%)

                       CONSUMER DISCRETIONARY (13.2%)
     1,600,000    HKD  China Travel International
                       Investment Hong Kong, Ltd.                   $   491,224
        11,000    ZAR  Edgars Consolidated Stores                       483,837
        12,000    CAD  Gildan Activewear, Inc.#                         508,776
        55,000    JPY  Hitachi Koki Company, Ltd.                       496,957
        71,000    SGD  Jardine Cycle & Carriage, Ltd.                   502,925
         8,000         Kerzner International, Ltd.#                     489,840
       600,000         Mandarin Oriental
                       International, Ltd.                              504,000
         4,400    EUR  Nokian Renkaat, Oyj                              708,837
       440,000    IDR  PT Astra International, Tbk                      487,198
        23,000    CAD  Reitmans (Canada), Ltd.                          522,641
        60,000    AUD  Rural Press, Ltd.                                483,834
       360,000    HKD  Shangri-La Asia, Ltd.                            525,432
        27,000    JPY  Suzuki Motor Corp.                               482,024
                                                                    -----------
                                                                      6,687,525
                                                                    -----------
                       CONSUMER STAPLES (3.0%)
        23,000    CAD  Metro, Inc.                                      531,193
         9,500    EUR  Sligro Food Group, NV                            500,596
        50,000    GBP  Tate & Lyle, PLC                                 501,629
                                                                    -----------
                                                                      1,533,418
                                                                    -----------
                       ENERGY (8.3%)
         4,200    NOK  Bonheur, ASA                                     257,493
         7,300    CAD  Ecana Corp.                                      515,319
         8,000    EUR  IHC Caland, NV#                                  508,421
         9,000    CAD  Niko Resources, Ltd.                             464,353
         6,500    CAD  Precision Drilling Corp.#                        486,077
        70,000    AUD  Santos, Ltd.                                     487,918
        27,000    NOK  Smedvig, ASA                                     506,229
        65,000    NOK  Stolt Offshores, SA#                             507,417
        65,000    JPY  Teikoku Oil Company, Ltd.                        474,110
                                                                    -----------
                                                                      4,207,337
                                                                    -----------
                       FINANCIALS (10.4%)
        12,000    EUR  Ackermans & van Haaren                           490,587
        28,000    EUR  Anglo Irish Bank Corp., PLC                      700,590
        30,000    AUD  Australian Stock Exchange, Ltd.                  469,666
         8,000         Banco Itau Holding
                       Financeira, SA                                   649,200
        17,000         Bancolombia, SA                                  227,120
        14,000    EUR  EFG Eurobank Ergasias                            430,649
        17,000    CAD  Home Capital Group, Inc.                         473,112
        12,500    AUD  Macquarie Bank, Ltd.                             464,032
        13,000    EUR  National Bank of Greece, SA                      439,595
        25,000    EUR  Piraeus Bank, SA                                 453,537
     1,300,000    IDR  PT Bank Central Asia, Tbk                        466,242
                                                                    -----------
                                                                      5,264,330
                                                                    -----------
                       HEALTH CARE (1.0%)
         2,500    CHF  Nobel Biocare Group                              526,296
                                                                    -----------
                       INDUSTRIALS (14.9%)
        90,000    MXN  Alfa, SA#                                        479,296
        30,000    ZAR  Barloworld, Ltd.                                 480,183
        14,000    CAD  Canadian Pacific Railway, Ltd.                   506,115
        11,000         Chicago Bridge & Iron
                       Company, NV                                      484,330
        25,000    CAD  First Service Corp.#                             494,546
        40,000    EUR  Grafton Group, PLC                               472,418
        58,000    EUR  Kingspan Group, PLC                              685,759

    NUMBER OF
      SHARES                                                              VALUE
-------------------------------------------------------------------------------

         3,200    CHF  Kuehne & Nagel International, AG             $   690,181
        30,000    GBP  Northgate, PLC                                   508,691
        24,000    AUD  Reece Australia, Ltd.                            239,916
         9,000    EUR  Royal BAM Group                                  531,054
        14,000    NOK  Stolt-Nielsen, SA                                501,074
        13,000    EUR  Stork, NV                                        505,733
         7,000         UTi Worldwide, Inc.                              486,150
        18,000    EUR  Wartsila, Oyj                                    472,275
                                                                    -----------
                                                                      7,537,721
                                                                    -----------
                       INFORMATION TECHNOLOGY (10.3%)
        14,000         Infosys Technologies, Ltd.                     1,032,220
         1,700    CHF  Leica Geosystems, AG#                            476,683
        14,000         NDS Group, PLC#                                  486,220
        15,000         Nice-Systems, Ltd.#                              483,300
         4,600    JPY  Nintendo Company, Ltd.                           500,887
        38,000    GBP  Renishaw, PLC                                    526,011
        25,000    EUR  Soitec#                                          253,889
       115,000    JPY  Toshiba Corp.                                    479,120
        11,000    JPY  Trend Micro, Inc.                                469,820
           110    JPY  Yahoo! Japan Corp. #                             256,764
           110    JPY  Yahoo! Japan Corp.#+                             257,544
                                                                    -----------
                                                                      5,222,458
                                                                    -----------
                       MATERIALS (8.6%)
         3,700    EUR  Boehler-Uddeholm Group                           504,605
         8,000         Chemical and Mining Company
                       of Chile, Inc.                                   644,400
        35,000    JPY  Dowa Mining Company, Ltd.                        235,377
        28,000    AUD  Energy Resources of
                       Australia                                        205,243
        24,000    CAD  First Quantum Minerals, Ltd.                     446,406
        94,000    NZD  Fletcher Building, Ltd                           444,597
        55,000    ZAR  Highveld Steel and Vanadium
                       Corp., Ltd                                       454,822
        57,000    AUD  Nufarm, Ltd.                                     464,233
        14,000    CAD  Teck Cominco, Ltd.                               518,840
         6,000    EUR  Voest-Alpine Stahl Group                         463,152
                                                                    -----------
                                                                      4,381,675
                                                                    -----------
                       TELECOMMUNICATION SERVICES (1.0%)
        16,000    CAD  TELUS Corp.                                      514,163
                                                                    -----------
                       UTILITIES (1.6%)
           160    CHF  Atel Installationstechnik
                       Group                                            256,980
        32,000    GBP  Scottish & Southern Energy                       532,850
                                                                    -----------
                                                                        789,830
                                                                    -----------
                       TOTAL COMMON STOCKS
                       (Cost $38,116,700)                            36,664,753
                                                                    -----------

    PRINCIPAL
      AMOUNT                                                              VALUE
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (29.4%)
   $ 5,000,000         American Express 2.760%, 04/01/05              5,000,000
     9,936,000         Exxon Mobil Corp.2.550%, 04/01/05              9,936,000
                                                                    -----------
                       TOTAL SHORT-TERM INVESTMENTS
                       (Cost $14,936,000)                            14,936,000
                                                                    -----------

                See accompanying Notes to Schedule of Investments

                            INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2005

TOTAL INVESTMENTS (101.7%)
(Cost $53,052,700)                                                   51,600,753
                                                                    -----------
LIABILITIES, LESS OTHER ASSETS
(-1.7%)                                                                (848,316)
                                                                    -----------
NET ASSETS (100.0%)                                                 $50,752,437
                                                                    -----------

NOTES TO SCHEDULE OF INVESTMENTS

#     NON-INCOME PRODUCING SECURITY.

+     SECURITY PURCHASED ON WHEN ISSUED BASIS.

FOREIGN CURRENCY ABBREVIATIONS

AUD   AUSTRALIAN DOLLAR
CAD   CANADIAN DOLLAR
CHF   SWISS FRANC
EUR   EUROPEAN MONETARY UNIT
GBP   BRITISH POUND STERLING
HKD   HONG KONG DOLLAR
IDR   INDONESIAN RUPIAH
JPY   JAPANESE YEN
MXN   MEXICAN PESO
NOK   NORWEGIAN KRONE
NZD   NEW ZEALAND DOLLAR
SGD   SINGAPORE DOLLAR
ZAR   SOUTH AFRICAN RAND

NOTE: MARKET VALUE FOR SECURITIES DENOMINATED IN FOREIGN CURRENCIES ARE SHOWN IN U.S. DOLLARS.

--------------------------------------------------------------------------------
COUNTRY ALLOCATION
--------------------------------------------------------------------------------
COUNTRY                                                                % OF FUND
CANADA                                                                 16.30
JAPAN                                                                   9.99
AUSTRALIA                                                               7.67
UNITED KINGDOM                                                          6.96
NETHERLANDS                                                             6.90
SWITZERLAND                                                             5.33
IRELAND                                                                 5.07
SOUTH AFRICA                                                            3.88
GREECE                                                                  3.62
FINLAND                                                                 3.22
INDIA                                                                   2.81
BERMUDA                                                                 2.81
LUXEMBOURG                                                              2.74
AUSTRIA                                                                 2.64
INDONESIA                                                               2.61
NORWAY                                                                  2.09
BRAZIL                                                                  1.77
CHILE                                                                   1.75
SINGAPORE                                                               1.37
HONG KONG                                                               1.34
BELGIUM                                                                 1.34
BAHAMAS                                                                 1.33
BRITISHVIRGIN ISLES                                                     1.32
ISRAEL                                                                  1.32
MEXICO                                                                  1.30
NEW ZEALAND                                                             1.21
FRANCE                                                                  0.69
COLUMBIA                                                                0.62
                                                                      100.00%
--------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2005
--------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $53,052,700)                           $ 51,600,753
Cash with custodian (interest bearing)                                    2,028
Foreign currency (cost $90,178                                           90,348
Accrued interest and dividends                                           44,613
Receivable from Advisor                                                  26,537
                                                                   ------------
       Total assets                                                $ 51,764,279
                                                                   ------------

LIABILITIES AND NET ASSETS
Payable for investments purchased                                       958,755
Payable to investment Advisor                                            20,784
Payable to distributor                                                      908
Deferred offering fees                                                    1,932
Accounts payable and accrued liabilities                                 29,463
                                                                   ------------
       Total liabilities                                              1,011,842
                                                                   ------------
NET ASSETS                                                         $ 50,752,437
                                                                   ------------

ANALYSIS OF NET ASSETS
Paid-in capital                                                      52,000,000
Undistributed net investment income                                     205,193
Net unrealized appreciation (depreciation) of investments and
   foreign currency                                                  (1,452,756)
                                                                   ------------
NET ASSETS                                                         $ 50,752,437
                                                                   ------------

CLASS A SHARES (NO PAR VALUE: UNLIMITED NUMBER OF SHARES
AUTHORIZED)**^
Net assets applicable to shares outstanding                        $ 43,722,477
Shares outstanding                                                    4,480,000
Net asset value and redemption price per share                     $       9.76
                                                                   ------------
Maximum offering price per share (Net asset value, plus 4.99%
of net asset value or 4.75% of offering price)                     $      10.25
                                                                   ------------

CLASS B SHARES (NO PAR VALUE: UNLIMITED NUMBER OF SHARES
AUTHORIZED)**^
Net assets applicable to shares outstanding                        $     97,565
Shares outstanding                                                       10,000
Net asset value, offering price and redemption price per share     $       9.76
                                                                   ------------

CLASS C SHARES (NO PAR VALUE: UNLIMITED NUMBER OF SHARES
AUTHORIZED) **^
Net assets applicable to shares outstanding                        $     97,565
Shares outstanding                                                       10,000
Net asset value, offering price and redemption price per share     $       9.76
                                                                   ------------

CLASS I SHARES (NO PAR VALUE: UNLIMITED NUMBER OF SHARES
AUTHORIZED)^
Net assets applicable to shares outstanding                        $  6,834,830
Shares outstanding                                                      700,200
Net asset value, offering price and redemption price per share     $       9.76
                                                                   ------------

      **    REDEMPTION PRICE MAY BE REDUCED BY CONTINGENT DEFERRED SALES CHARGE.

      ^     REDEMPTION PRICE MAY BE REDUCED BY A REDEMPTION FEE.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

PERIOD ENDED MARCH 31, 2005 *
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                            $    32,305
Dividends**                                                              46,012
                                                                    -----------
   Total investment income                                               78,317
                                                                    -----------
EXPENSES
Investment advisory fees                                                 20,784
Distribution fees
     Class A                                                              4,536
     Class B                                                                 40
     Class C                                                                 40
Transfer agent fees                                                         165
Accounting fees                                                           1,679
Audit and legal fees                                                     13,995
Custodian fees                                                            1,560
Registration fees                                                         5,880
Trustees' fees                                                            6,154
Organizational fees                                                       7,466
Other                                                                        30
                                                                    -----------
   Total expenses                                                        62,329
   Less expenses waived or absorbed by the Advisor                       26,537
                                                                    -----------
   Net expenses                                                          35,792
                                                                    -----------
NET INVESTMENT INCOME (LOSS)                                             42,525
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
     Foreign currency transactions                                      162,668

Net unrealized appreciation/depreciation on:
     Investments                                                     (1,451,947)
     Foreign currency translations                                         (809)
                                                                    -----------
NET LOSS ON INVESTMENTS                                              (1,290,088)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(1,247,563)
                                                                    -----------

*    THE INTERNATIONAL GROWTH FUND COMMENCED OPERATIONS ON MARCH 16, 2005.

**   NET OF FOREIGN TAXES WITHHELD OF $6,245.

                 See accompanying Notes to Financial Statements.

                       STATEMENT OF CHANGES IN NET ASSETS

PERIOD ENDED MARCH 31, 2005*
OPERATIONS
Net investment income                                              $     42,525
Net realized gain from foreign currency transactions                    162,668
Net unrealized appreciation/depreciation on
     investments and foreign currency translations                   (1,452,756)
                                                                   ------------
Net increase (decrease) in net assets resulting from
     operations                                                      (1,247,563)
                                                                   ------------

NET INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL SHARE TRANSACTIONS                                 52,000,000
                                                                   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              50,752,437
                                                                   ------------

NET ASSETS
Beginning of period                                                          --
                                                                   ------------
End of period                                                      $ 50,752,437
                                                                   ------------
Undistributed net investment income                                $    205,193

      **    THE INTERNATIONAL GROWTH FUND COMMENCED OPERATIONS ON MARCH 16,
            2005.

                 See accompanying Notes to Financial Statements.

                          NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS INTERNATIONAL GROWTH FUND (THE "FUND") commenced operations on March 16, 2005 and is part of a series of the CALAMOS INVESTMENT TRUST (the "Trust") and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund currently offers Class A, Class B, Class C, and Class I shares. As of March 31, 2005, 100% of the shares outstanding were owned by Calamos Family Partners or its affiliates. The Trust includes eight additional series (the "Funds") and the annual report to shareholders for the Funds is provided separately.

PORTFOLIO VALUATION. In computing the net asset value of the Fund, portfolio securities that are traded on a securities exchange in the United States, including options, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each security traded in the over-the counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price ("NOCP"), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty's price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund's net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern security exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Except for securities of foreign issuers valued by a pricing service, values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate selected by

                          NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

the Advisor from rates quoted by any major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, foreign currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

ALLOCATION OF EXPENSES BETWEEN CLASSES. Expenses directly attributable to the Fund are charged to the Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class of the Fund are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day plus current day fund share activity.

USE OF ESTIMATES. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

INCOME TAXES. No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders substantially all of its taxable income and gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these `'book/tax" differences are permanent in nature such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions. Financial records are not adjusted for temporary differences.

INDEMNIFICATIONS. Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE 2 - INVESTMENT ADVISER AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES

Pursuant to an investment advisory agreement with Calamos Advisors LLC ("Calamos Advisors"), the Fund pays an advisory fee based on average daily net assets of the Fund that is accrued daily and paid on a monthly basis, except for the performance fee, which will be accrued and paid on a monthly basis beginning in March 2006. The fee paid by the Fund is determined by utilizing a base fee and then applying a performance adjustment. The performance adjustment equally increases or decreases the advisory fee, on a monthly basis, by 1/12 of 0.03% of the Fund's average daily net assets for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI EAFE Growth Index

                          NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

("Index") on an annualized basis, respectively. The base fee is at the annual rate of 1.00% of the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million of average daily net assets, 0.90% of the next $5 billion of average daily net assets (average daily net assets in excess of $1 billion to $6 billion), 0.88% of the next $5 billion of average daily net assets (average daily net assets in excess of $6 billion to $11 billion), 0.86% of the next $5 billion of average daily net assets (average daily net assets in excess of $11 billion to $16 billion), 0.84% of the next $5 billion of average daily net assets (average daily net assets in excess of $16 billion to $21 billion), 0.82% of the next $5 billion of average daily net assets (average daily net assets in excess of $21 billion to $26 billion), and 0.80% of average daily net assets in excess of $26 billion.

Beginning April 1, 2005, the Fund will pay a monthly fee to Calamos Advisors at the annual rate of 0.0175% on the first $1 billion of Combined Assets; 0.0150% on the next $1 billion of Combined Assets; and 0.0110% on Combined Assets above $2 billion for financial accounting services (for purposes of this calculation combined assets means the total assets of Calamos Investment Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible, and High Income Fund and Calamos Strategic Total Return Fund). Financial accounting services include, but are not limited to, the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking, and reporting tax adjustments on all assets and monitoring trustee deferred compensation plan accruals and valuations. The Funds pay their pro rata share of the financial accounting service fee payable to Calamos Advisors based on average assets of the Funds.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of the Fund, as a percentage of the average daily net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class B shares, 2.50% for Class C shares, and 1.50% for Class I shares through August 31, 2005. For the period ended March 31, 2005, Calamos Advisors waived or absorbed expenses of $26,537.

The investment advisory agreement continues in effect with respect to each Fund from year to year so long as such continuation is approved at least annually by
(1) the Board of Trustees or the vote of a majority of the outstanding securities of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the investment advisory agreement, cast in person at a meeting called for the purpose of voting on such approval. At meetings of the Board of Trustees held on June 25, 2004 and July 7, 2004, called in part for the purpose of voting on the renewal of the investment advisory agreement, the investment advisory agreement was reviewed and, on July 7, 2004, renewed through July 31, 2005 by the unanimous vote of the trustees present at the meeting, and the unanimous vote of the "non-interested" trustees of the Trust voting separately.

In evaluating the investment advisory agreement, the Trustees reviewed materials furnished by Calamos Advisors, including information regarding Calamos Advisors, its affiliates and their personnel, operations and financial condition. The Trustees discussed with representatives of Calamos Advisors each Fund's operations and Calamos Advisors' ability to provide advisory and other services to the Funds. The Trustees also reviewed, among other things: (i) the current and historical investment performance of the Funds and other Calamos Advisor funds with similar strategies; (ii) the proposed fees to be charged by Calamos Advisors for investment management services; (iii) each Fund's projected total operating expenses; (iv) the investment performance, fees, expense ratios and total expenses of investment companies with similar objectives and strategies managed by other investment advisors; (v) an analysis of the profitability of Calamos Advisors of its relationship with each Fund; (vi) the experience of the investment advisory and other personnel providing services to the Funds and the historical quality of the services provided by Calamos Advisors; and (vii) Calamos Advisors' Form ADV.

Legal counsel to the independent Trustees and the Funds also provided the Trustees with a memorandum detailing their responsibilities pertaining to the renewal of the investment advisory agreement. This memorandum explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisers and the terms of the contracts, including the following factors to be considered: the nature, extent and quality of services to be provided by Calamos Advisors, the investment performance of the Funds and Calamos Advisors, the cost of services to be provided and the profits to be realized by Calamos Advisors and its affiliates from the relationship with the Funds, the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect the economies of scale for the benefit of Fund shareholders.

                          NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The Trustees considered the following as relevant to their recommendations: (i) the favorable history, reputation, qualification, investment process and background of Calamos Advisors, as well as the qualifications of its personnel, resources available and its financial condition; (ii) the magnitude of Calamos Advisors' fees and the expense ratio of each Fund in relation to the nature and quality of services expected to be provided and the fees and expense ratios of comparable investment companies; (iii) the nature of the fee arrangement, including breakpoints that will adjust the fee downward as the size of the Fund increases; (iv) the performance of each Fund in relation to the results of other comparable investment companies managed by other advisors and unmanaged indices over various periods; (v) the profitability of Calamos Advisors' relationship with the Funds; and (vi) other factors that the Trustees deemed relevant. The Trustees deemed each of these factors to be relevant to their consideration of the investment advisory agreement, and concluded that the terms of the investment advisory agreement and the services to be provided were reasonable and appropriate, and that the renewal of the investment advisory agreement was in the best interests of the Funds. The investment advisory agreement may be terminated as to a Fund at any time, without penalty, by either the Trust or Calamos Advisors upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the Investment Company Act of 1940.

As Distributor, CALAMOS FINANCIAL SERVICES LLC ("CFS") assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Fund pays to CFS an annual distribution and/or service fee of 0.25% of the average daily net assets of the Fund's Class A shares and annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Fund's Class B shares and Class C shares.

CFS also receives a sales commission and/or a underwriting fee on certain sales of the Fund's Class A shares. During the period ended March 31, 2005, CFS received no commissions or distribution fees.

Certain officers and trustees of the Fund are also officers and directors of CFS and Calamos Advisors. All officers and affiliated trustees serve without direct compensation from the Fund. The Fund's Statement of Additional Information contains additional information about the Fund's trustees and is available upon request without charge by calling our toll free number (800) 582-6959.

The Fund has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" of Calamos Advisors and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Fund. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of a participating trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries.

NOTE 3 - INVESTMENTS

Purchases and sales of investments, other than short-term investments, for the period ended March 31, 2005 were as follows:

Purchases                                                            $38,116,700
Proceeds from sales                                                           --

The following information is presented on a Federal income tax basis as of March 31, 2005. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

                          NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The cost basis of investments for Federal income tax purposes at March 31, 2005 was as follows:

Cost basis of investments                                          $ 53,052,700
                                                                   ------------
Gross unrealized appreciation                                           133,656
Gross unrealized depreciation                                        (1,585,603)
                                                                   ------------
Net unrealized appreciation (depreciation)                         $ (1,451,947)
                                                                   ------------

NOTE 4 - INCOME TAXES

For the period ended March 31, 2005, the Fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

Paid-in capital                                                       $      --
Undistributed net investment income                                     162,668
Accumulated net realized gain on investments and
foreign currency transactions                                          (162,668)

As of March 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

Undistributed ordinary income                                      $    212,348
Undistributed Capital Gains                                                  --
                                                                   ------------

Total undistributed earnings                                            212,348
Net unrealized appreciation/(depreciation)                           (1,452,756)
                                                                   ------------

Total accumulated earnings/(losses)                                  (1,240,408)
Other                                                                    (7,155)
Paid-in capital                                                      52,000,000
                                                                   ------------
                                                                   $ 50,752,437

The Fund intends to retain realized gains to the extent of available capital loss carryforwards for Federal income tax purposes. As of March 31, 2005, the Fund did not have a net tax basis capital loss carryforward.

                          NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

NOTE 5 - CAPITAL SHARE TRANSACTIONS

The following table summarizes the activity in capital shares of the Fund:

PERIOD ENDED MARCH 31, 2005
--------------------------------------------------------------------------------
A SHARES                                                 SHARES        DOLLARS
                                                        ------------------------
Shares Sold                                             4,480,000    $44,800,000
Shares Issued in reinvestment of distributions                 --             --
Less Shares Redeemed                                           --             --
                                                        ------------------------
Increase (Decrease)                                     4,480,000    $44,800,000
                                                        ------------------------
B SHARES                                                 SHARES        DOLLARS
                                                        ------------------------
Shares Sold                                                10,000    $   100,000
Shares Issued in reinvestment of distributions                 --             --
Less Shares Redeemed                                           --             --
                                                        ------------------------
Increase (Decrease)                                        10,000    $   100,000
                                                        ------------------------
C SHARES                                                 SHARES        DOLLARS
                                                        ------------------------
Shares Sold                                                10,000    $   100,000
Shares Issued in reinvestment of distributions                 --             --
Less Shares Redeemed                                           --             --
                                                        ------------------------
Increase (Decrease)                                        10,000    $   100,000
                                                        ------------------------
I SHARES                                                 SHARES        DOLLARS
                                                        ------------------------
Shares Sold                                               700,200    $ 7,000,000
Shares Issued in reinvestment of distributions                 --             --
Less Shares Redeemed                                           --             --
                                                        ------------------------
Increase (Decrease)                                       700,200    $ 7,000,000
                                                        ------------------------
        Total Increase (Decrease)                       5,200,200    $52,000,000
                                                        ------------------------

NOTE 6 - REDEMPTION FEE

A redemption of Class A, Class B, Class C, and Class I shares of the Fund (except shares purchased with reinvested dividends or distributions) held for five days or less may be subject to a redemption fee of 2% of the redemption proceeds that will be deducted from those proceeds. The redemption fee is intended to deter short--term trading. The redemption fee is also intended to offset portfolio transaction costs, market impact, and other costs associated with short--term trading. If the shares redeemed were purchased on different days, the shares held shortest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee is not a sales charge; it is retained by the Fund and reflected as an addition to paid in capital and does not benefit the Fund's Advisor or any other third party.

For the period ended March 31, 2005, there were no redemption fees collected by the Fund.

CALAMOS INTERNATIONAL GROWTH FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                  CLASS A          CLASS B          CLASS C          CLASS I
                                                                 ------------------------------------------------------------

                                                                 MARCH 16,        MARCH 16,        MARCH 16,        MARCH 16,
                                                                  2005*            2005*            2005*            2005*
                                                                  THROUGH          THROUGH          THROUGH          THROUGH
                                                                 MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                                                   2005             2005             2005             2005
                                                                 ============================================================
Net asset value, beginning of period                             $ 10.00          $ 10.00          $ 10.00          $ 10.00
                                                                 ------------------------------------------------------------
Income from investment operations:
Net investment income                                               0.01             0.01             0.01             0.01
Net realized and unrealized (loss) on investments                  (0.25)           (0.25)           (0.25)           (0.25)
                                                                 ------------------------------------------------------------
     Total from investment operations                              (0.24)           (0.24)           (0.24)           (0.24)
                                                                 ------------------------------------------------------------

Net asset value, end of period                                   $  9.76          $  9.76          $  9.76          $  9.76
                                                                 ============================================================

Total return (a)                                                   (2.40%)          (2.40%)          (2.40%)          (2.40%)
Ratios and supplemental data:
Net assets, end of period (000)                                  $43,722          $    98          $    98          $ 6,835
Ratio of net expenses to average net assets                         1.75%**          2.50%**          2.50%**          1.50%**
Ratio of net investment income (loss) to average net assets         2.00%**          1.25%**          1.25%**          2.25%**
Ratio of gross expenses to average net assets prior to
  expenses waived or absorbed by the Advisor                        3.00%**          3.75%**          3.75%**          2.75%**

                                                                 MARCH 16,
                                                                  2005*
                                                                  THROUGH
                                                                 MARCH 31,
                                                                   2005
                                                                 =========
Portfolio turnover rate                                              0.0%

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*     Commencement of Operations

**    Annualized

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Calamos Investment Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Calamos International Growth Fund (one of the funds constituting the Calamos Investment Trust) (the "Fund") as of March 31, 2005, and the related statements of operations and changes in net assets and the financial highlights for the period from March 16, 2005 (commencement of operations) to March 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Calamos International Growth Fund of the Calamos Investment Trust at March 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the period from March 16, 2005 to March 31, 2005, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Chicago, Illinois
May 13, 2005

                           TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code
(Code). The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends and capital gains distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Code, the Fund hereby designates $36,591, or the maximum amount allowable under the Code, as qualified dividends for the fiscal year ended March 31, 2005.

Under Section 854(b)(2) of the Code, the Fund designates none of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended March 31, 2005.

Under Section 853 of the Code, the Fund has elected to pass through to shareholders taxes paid in foreign countries. The foreign income and foreign taxes paid per share for the fiscal year ended March 31, 2005, are as follows:

COUNTRY                               GROSS FOREIGN INCOME         TAXES PAID
------------------------------------  ------------------------  ---------------
Canada                                       0.00029                0.00005
Columbia                                     0.00052                0.00000
Finland                                      0.00308                0.00046
Japan                                        0.00302                0.00021
Netherlands                                  0.00013                0.00003
New Zealand                                  0.00301                0.00045
                                             -------                -------
                                             0.01005                0.00120
                                             =======                =======

TRUSTEES & OFFICERS

The management of the Portfolio, including general supervision of duties performed for the Portfolio under the Investment Management Agreement, is the responsibility of its board of trustees.

The following table sets forth, as of March 31, 2005 each trustee's position(s) with the Portfolio, age, principal occupation during the past five years, number of portfolios overseen, other directorships, and the date on which the trustee first became a trustee of the Portfolio.

                                                                        NUMBER OF
                              POSITION(S) HELD WITH PORTFOLIO         PORTFOLIOS IN
NAME AND AGE AT                   AND DATE FIRST ELECTED              FUND COMPLEX^          PRINCIPAL OCCUPATION(S) DURING PAST 5
MARCH 31, 2005                    OR APPOINTED TO OFFICE           OVERSEEN BY TRUSTEE         YEARS AND OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE INTERESTED PERSONS OF PORTFOLIO:

John P. Calamos, Sr., 64*    Trustee and President (since 1988)             13             President and CEO, Calamos Asset
                                                                                           Management, Inc. ("CAM"), Calamos
                                                                                           Holdings LLC ("CHLLC"), Calamos Advisors
                                                                                           LLC and its predecessor ("Calamos
                                                                                           Advisors"), and Calamos Financial
                                                                                           Services LLC and its predecessor
                                                                                           ("CFS"); Director, CAM

Nick P. Calamos, 43*         Trustee and Vice President
                             (since 1992)                                   13             Senior Executive Vice President, CAM,
                                                                                           CHLLC, Calamos Advisors, and CFS;
                                                                                           Director, CAM

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF PORTFOLIO:

Joe F. Hanauer, 67           Trustee (since 2001)                           13             Private Investor; Director, MAF Bancorp
                                                                                           (banking), Chairman and Director,
                                                                                           Homestore.com, Inc., (Internet provider
                                                                                           of real estate information and
                                                                                           products); Director, Combined
                                                                                           Investments, L.P. (investment
                                                                                           management)

John E. Neal, 55             Trustee (since 2001)                           13             Private Investor; Managing Director,
                                                                                           Bank One Capital Markets, Inc.
                                                                                           (investment banking) (2000-2004);
                                                                                           Executive Vice President and Head of
                                                                                           Real Estate Department, Bank One
                                                                                           (1998-2000); Director, The Brickman
                                                                                           Group, Ltd. (landscaping company)

Weston W. Marsh, 54          Trustee (since 2002)                           13             Partner, Freeborn & Peters (law firm)

William R. Rybak, 54         Trustee (since 2002)                           13             Private investor; formerly Executive
                                                                                           Vice President and CFO, Van Kampen
                                                                                           Investments, Inc. (investment
                                                                                           management) prior thereto; Director,
                                                                                           Howe Barnes Investments (investment
                                                                                           services firm); Director, Private
                                                                                           Bancorp, Inc.

Stephen B. Timbers, 60       Trustee (since 2004)                           13             Private investor; formerly Vice
                                                                                           Chairman, Northern Trust Corporation
                                                                                           (bank holding company); President and
                                                                                           Chief Executive Officer, Northern Trust
                                                                                           Global Investments, N.A. (investment
                                                                                           management); formerly President,
                                                                                           Northern Trust Global Investments, a
                                                                                           division of Northern Trust Corporation,
                                                                                           and Executive Vice President, The
                                                                                           Northern Trust Corporation; Trustee,
                                                                                           Northern Mutual Fund Complex**
                                                                                           (registered investment companies)

* John P. Calamos and Nick P. Calamos are trustees who are "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "1940 Act") because of their position with Calamos.

**    Overseeing 53 portfolios in fund complex.

^ The Fund Complex consists of CALAMOS Investment Trust, CALAMOS Advisors Trust, CALAMOS Convertible Opportunities and Income Fund, CALAMOS Convertible and High Income Fund, CALAMOS Strategic Total Return Fund


96  ANNUAL REPORT   Trustees & Officers

TRUSTEES & OFFICERS

OFFICERS. Messrs. John Calamos and Nick Calamos are president and vice president of the Trust, respectively. The preceding table gives more information about Messrs. John Calamos and Nick Calamos. The following table sets forth as of March 31, 2005 each other officer's name, position with the Trust, age, principal occupation during the past five years, other directorships, and the date on which he or she first became and officer of the Trust. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

                              POSITION(S) HELD WITH TRUST AND                           PRINCIPAL OCCUPATION(S)
NAME AND AGE AT                    DATE FIRST ELECTED OR                                DURING THE PAST 5 YEARS
MARCH 31, 2005                      APPOINTED TO OFFICE                              AND OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
Nimish S. Bhatt, 41          Treasurer (since 2004)                Senior Vice President and Director of Operations, CAM, CHLLC,
                                                                   and Calamos Advisors (since 2004); Senior Vice President,
                                                                   Alternative Investments and Tax Services of BISYS, prior
                                                                   thereto

Patrick H. Dudasik, 49       Vice President (since 2001)           Executive Vice President, Chief Financial Officer and
                                                                   Administrative Officer, and Treasurer of CAM and CHLLC (since
                                                                   2004), Calamos Advisors and CFS (since 2001); Chief Financial
                                                                   Officer, David Gomez and Assoc., Inc. (1998-2001); and Chief
                                                                   Financial Officer, Scudder Kemper Investments, Inc., prior therto

James S. Hamman, Jr., 35     Secretary (since 1999)                Executive Vice President, Secretary, and General Counsel, CAM
                                                                   and CHLLC (since 2004), Calamos Advisors and CFS (since 1998)

Michael Ciotola, 36          Assistant Treasurer (since 2004)      Manager of Mutual Fund Operations, Calamos Advisors (since
                                                                   2004); Director of Financial Services, BISYS Fund Services,
                                                                   Inc. (2003-2004); Various positions within BISYS (prior
                                                                   thereto)

The mailing address of the Trustees and Officers is Calamos Funds; Attn:
Secretary, 1111 E. Warrenville Road, Naperville, IL 60563-1463

PROXY VOTING POLICIES. A description of the CALAMOS Proxy Voting Policies and Procedures is available by calling (800) 582-6959, by visiting its website at www.calamos.com or by writing CALAMOS at: CALAMOS INVESTMENTS, Attn: Client Services, 1111 East Warrenville Road, Naperville, IL 60563, and on the Securities and Exchange Commission's website at www.sec.gov.

                                    [LOGO](R)
                             CALAMOS INVESTMENTS(R)

--------------------------------------------------------------------------------
Calamos Investments | 1111 E. Warrenville Road | Naperville, IL 60563-1463 |
800.582.6959 | www.calamos.com
--------------------------------------------------------------------------------

This report, including the audited financial statements contained herein, is submitted for general information for the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless accompanied by a currently effective prospectus of the Funds and, after June 30, 2005, updated performance data for the most recently completed calendar quarter. The views expressed in this report reflect those of Calamos Advisors LLC only through March 31, 2005. The manager's views are subject to change at any time based on market and other conditions.

A description of the Calamos Proxy Voting Policies and Procedures is available free of charge upon request by calling (800) 582-6959, by visiting the Calamos website at www.calamos.com, or by writing Calamos at: Calamos Investments, Attn:
Client Services, 1111 E. Warrenville Road, Naperville, IL 60563. The Funds proxy voting record for the twelve month period ended June 30, 2004, is also available upon request by calling or writing Calamos Investments and by visiting the SEC Web site at www.sec.gov.

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Forms N-Q are available free of charge, upon request, by calling or writing Calamos Investments or by visiting the SEC website. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (202) 942-8090.

FOR 24 HOUR SHAREHOLDER ASSISTANCE

800.823.7386

TO OPEN AN ACCOUNT OR OBTAIN INFORMATION

800.582.6959

VISIT OUR WEBSITE

www.calamos.com

INVESTMENT ADVISOR

Calamos Asset Management, Inc.
1111 E. Warrenville Road
Naperville, IL 60563-1463

TRANSFER AGENT

US Bancorp Fund Services, LLC
615 E. Michigan St. 3rd floor
Milwaukee, WI 53202

INDEPENDENT AUDITORS

Ernst & Young LLP
Chicago, IL

LEGAL COUNSEL

Bell, Boyd & Lloyd LLC
Chicago, IL

                              AS OF JULY 15, 2005, CALAMOS INVESTMENTS WILL BE LOCATED AT:

                                        2020 CALAMOS COURT
                                        NAPERVILLE, IL 60563

               (C) 2005 Calamos Holdings LLC. All Rights Reserved. Calamos(R), CALAMOS INVESTMENTS(R), STRATEGIES FOR SERIOUS MONEY(R)
   and the Calamos(R) logo are registered trademarks of Calamos Holdings LLC.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions regardless of whether these individuals are employed by the registrant or a third party.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) (1) The registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that, for the period covered by the shareholder report presented in Item 1 hereto, it has two audit committee financial experts serving on its audit committee, each of whom is an independent Trustee for purpose of this N-CSR item: John E. Neal and William Rybak. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligation, or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fee - $200,000 and $245,000 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant; annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees - $58,000 and $93,800 are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees - $386,243 and $83,676 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.

There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this
Item 4.

(d) All Other Fees - $0 and $0 are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraph (a)-(c) of this
Item 4.

There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph
(e)(1) of this Item 4.

(e) (1) Registrant's audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant, including the fees and other compensation to be paid to the principal accountants; provided that the pre-approval of non-audit services is waived if (i) the services were not recognized by management at the time of the engagement as non-audit services,
(ii) the aggregate fees for all non-audit services provided to the registrant are less than 5% of the total fees paid by the registrant to its principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant, including the fees and other compensation to be paid to the principal accountants; provided that pre-approval of non-audit services to the adviser or an affiliate of the adviser is not required if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the adviser and all entities controlling, controlled by or under common control with the adviser are less than 5% of the total fees for non-audit services requiring pre-approval under paragraph (e)(1)of this Item 4 paid by the registrant, the adviser or its affiliates to the registrant's principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) $444,243 and $177,476 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant. $0 and $0 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser or any entity controlling, controlled by or under common control with the adviser. All of the aggregate fees billed by the principal accountant for non-audit services to the registrant's investment adviser relate to services that began prior to the adoption of rules requiring audit committee pre-approval. However, the registrant's audit committee did approve such non-audit services.

(h) No disclosures are required by this Item 4(h).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in the Report to Shareholders in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2)(i) Certification of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:    /s/ John P. Calamos, Sr.
   --------------------------------------------------------------------

Name:  John P. Calamos, Sr.
Title: Principal Executive Officer
Date:  June 17, 2005

By:    /s/ Patrick H. Dudasik
   --------------------------------------------------------------------

Name:  Patrick H. Dudasik
Title: Principal Financial Officer
Date:  June 17, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:   /s/ John P. Calamos, Sr.
   --------------------------------------------------------------------

Name:  John P. Calamos, Sr.
Title: Principal Executive Officer
Date:  June 17, 2005

By:   /s/ Patrick H. Dudasik
   --------------------------------------------------------------------

Name:  Patrick H. Dudasik
Title: Principal Financial Officer
Date:  June 17, 2005